UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-074878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                Robert A. Nesher
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

                                   Copies to:
                             Richard W. Grant, Esq.
                           Morgan Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103

       Registrant's telephone number, including area code: 1-800-342-5734

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS



Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.4

CONSUMER DISCRETIONARY -- 15.3%
  Abercrombie & Fitch, Cl A                           22,100      $      1,440
  Amazon.Com (B)*                                      7,700               363
  American Eagle Outfitters                           54,700             1,257
  Apollo Group, Cl A (B)*                            206,610            12,492
  Autoliv                                             78,600             3,570
  Autonation (B)*                                     18,800               409
  Autozone*                                            3,200               294
  Barnes & Noble (B)                                  22,100               943
  Beazer Homes USA (B)                                10,600               772
  Bed Bath & Beyond*                                 131,391             4,750
  Belo, Cl A                                           1,100                24
  Best Buy (B)                                        15,375               668
  Big Lots (B)*                                        6,400                77
  Black & Decker                                       1,500               130
  Borders Group                                       39,400               854
  BorgWarner (B)                                      24,500             1,485
  Brinker International                                3,100               120
  Brunswick*                                           2,700               110
  Cablevision Systems, Cl A (B)*                      19,800               465
  Career Education (B)*                                4,727               159
  Carmax*                                              4,080               113
  Carnival (B)                                       116,449             6,227
  Cavco Industries*                                      260                10
  CBRL Group                                           5,000               176
  CCE Spinco                                           7,721               101
  CEC Entertainment*                                   3,000               102
  Centex (B)                                          15,600             1,115
  Cheesecake Factory (B)*                              2,250                84
  CKX*                                                 4,600                60
  Clear Channel Communications                       138,626             4,360
  Coach*                                               7,200               240
  Comcast, Cl A (B)*                                 216,683             5,625
  Comcast, Special Cl A*                               9,400               241
  Cumulus Media, Cl A*                                 4,800                60
  Dana (B)                                            48,000               345
  Darden Restaurants (B)                             114,500             4,452
  DeVry*                                               2,042                41
  Dex Media                                           10,600               287
  Dillard's, Cl A                                      4,800               119
  DIRECTV Group (B)*                                  88,865             1,255
  Discovery Holding, Cl A                              9,560               145
  Dollar General (B)                                   6,800               130
  Dollar Tree Stores*                                  6,300               151
  Dow Jones                                              900                32
  DR Horton                                           71,799             2,565
  DreamWorks Animation SKG, Cl A (B)*                 11,200               275
  Eastman Kodak (B)                                   32,100               751
  eBay*                                              531,371            22,982
  EchoStar Communications, Cl A*                      10,700               291
  Education Management*                                1,400                47
  Expedia*                                             6,870               165
  Federated Department Stores                         56,792             3,767
  Foot Locker                                         10,700               252
  Ford Motor (B)                                     366,800             2,832
  Fortune Brands                                      56,282             4,391
  Furniture Brands International                       1,800                40
  GameStop, Cl A (B)*                                  2,900                92
  GameStop, Cl B*                                        722                21
  Gannett                                             25,500             1,545
  Gap                                                 25,900               457
  Gentex                                               9,000               175
  Genuine Parts                                        9,900               435
  Goodyear Tire & Rubber (B)*                         58,400             1,015

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  H&R Block (B)                                       13,600      $        334
  Harley-Davidson (B)                                 23,200             1,195
  Harrah's Entertainment (B)                          78,869             5,623
  Hasbro                                              46,600               940
  Hearst-Argyle Television                             1,400                33
  Hilton Hotels                                       16,500               398
  Home Depot                                         107,600             4,356
  IAC/InterActive (B)*                                37,270             1,055
  International Game Technology (B)                  432,820            13,322
  Interpublic Group (B)                               20,600               199
  ITT Educational Services*                            1,200                71
  J.C. Penney                                         49,200             2,735
  Johnson Controls (B)                                26,000             1,896
  Jones Apparel Group                                 21,100               648
  KB Home (B)                                         27,000             1,962
  Knight Ridder                                        2,400               152
  Kohl's (B)*                                         99,880             4,854
  Lamar Advertising, Cl A (B)*                        68,299             3,151
  Lear (B)                                            20,100               572
  Leggett & Platt                                      9,500               218
  Lennar, Cl A (B)                                    20,200             1,233
  Lennar, Cl B                                           520                29
  Liberty Global, Cl A (B)*                          305,080             6,864
  Liberty Global, Ser C*                             305,080             6,468
  Liberty Media, Cl A (B)*                           196,200             1,544
  Limited Brands                                      63,100             1,410
  Liz Claiborne (B)                                    3,400               122
  Lowe's (B)                                         177,687            11,845
  Marriott International, Cl A                        87,914             5,888
  Mattel                                              67,100             1,061
  Maytag                                              46,700               879
  McClatchy, Cl A                                      1,900               112
  McDonald's                                         430,862            14,529
  McGraw-Hill                                        278,511            14,379
  MGM Mirage (B)*                                    278,270            10,204
  Mohawk Industries (B)*                               1,900               165
  Newell Rubbermaid                                    3,800                90
  News, Cl A                                          86,088             1,339
  Nike, Cl B (B)                                      64,063             5,560
  Nordstrom                                            9,800               366
  NVR (B)*                                               400               281
  O'Reilly Automotive*                                 3,600               115
  Office Depot*                                       35,900             1,127
  OfficeMax                                            1,200                30
  Omnicom Group                                       62,917             5,356
  Outback Steakhouse                                   2,800               116
  Petsmart                                             3,400                87
  Pulte Homes                                         20,000               787
  Reebok International                                 2,100               122
  Ross Stores (B)                                      5,200               150
  Ruby Tuesday                                         2,600                67
  Saks*                                               29,950               505
  Sears Holdings (B)*                                  5,381               622
  ServiceMaster                                       14,400               172
  Shaw Communications, Cl B                           42,300               917
  Sherwin-Williams (B)                                 6,200               282
  Sirius Satellite Radio (B)*                         33,514               225
  Snap-On                                              3,900               146
  Standard-Pacific                                    12,300               453
  Stanley Works                                       24,700             1,187
  Staples                                            676,694            15,368
  Starbucks*                                          33,400             1,002
  Starwood Hotels & Resorts
  Worldwide                                            6,300               402
  Target (B)                                         100,950             5,549
  Tiffany                                             16,900               647
  Time Warner                                      1,167,557            20,362
  TJX (B)                                             24,000               557

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Univision Communications, Cl A (B)*                298,701      $      8,779
  Valassis Communications (B)*                        70,864             2,060
  VF                                                  48,700             2,695
  Viacom, Cl B*                                      476,402            15,531
  Walt Disney*                                       273,000             6,544
  Washington Post, Cl B                                  200               153
  Weight Watchers International*                     175,825             8,691
  Wendy's International (B)                           18,600             1,028
  Whirlpool                                           17,800             1,491
  Williams-Sonoma*                                     4,000               173
  Wynn Resorts (B)*                                    2,200               121
  XM Satellite Radio Holdings, Cl A (B)*             418,212            11,409
  Yum! Brands                                          9,600               450
                                                                  ------------
                                                                       341,511
                                                                  ------------
CONSUMER STAPLES -- 7.8%
  Albertson's                                         61,100             1,305
  Altria Group                                       208,300            15,564
  Anheuser-Busch                                      32,200             1,383
  Archer-Daniels-Midland                              64,557             1,592
  Avon Products (B)                                   22,400               640
  BJ's Wholesale Club*                                16,900               500
  Brown-Forman, Cl B                                   2,400               166
  Campbell Soup                                       11,300               336
  Clorox                                               7,900               449
  Coca-Cola                                          119,782             4,828
  Coca-Cola Enterprises                                9,500               182
  Colgate-Palmolive                                  104,832             5,750
  ConAgra Foods (B)                                   79,500             1,612
  Constellation Brands, Cl A (B)*                      6,000               157
  Costco Wholesale                                    53,869             2,665
  CVS                                                 29,800               787
  Dean Foods*                                         42,021             1,583
  Del Monte Foods (B)*                                73,400               766
  Energizer Holdings (B)*                             17,400               866
  Estee Lauder, Cl A                                 117,987             3,950
  General Mills                                       72,000             3,551
  Hershey                                             22,600             1,249
  HJ Heinz                                             3,500               118
  Hormel Foods                                         4,000               131
  Kellogg                                             12,500               540
  Kimberly-Clark                                      78,200             4,665
  Kraft Foods, Cl A (B)                                6,700               189
  Kroger*                                            183,400             3,463
  Loews - Carolina Group                               5,300               233
  McCormick                                            4,200               130
  Molson Coors Brewing, Cl B (B)                      10,900               730
  Pepsi Bottling Group                                64,200             1,837
  PepsiAmericas                                       38,200               889
  PepsiCo                                            365,917            21,618
  Pilgrim's Pride                                     47,300             1,568
  Procter & Gamble                                   583,208            33,756
  Reynolds American (B)                               46,000             4,385
  Safeway                                             84,034             1,988
  Sara Lee                                            34,800               658
  Smithfield Foods*                                    2,700                83
  Supervalu                                           93,200             3,027
  Sysco (B)                                           26,900               835
  TreeHouse Foods*                                       564                11
  Tyson Foods, Cl A                                   54,645               934
  UST (B)                                             10,000               408
  Wal-Mart Stores                                    467,170            21,864
  Walgreen                                           349,215            15,456
  Whole Foods Market                                   5,000               387
  WM Wrigley Jr. (B)                                  86,916             5,779
                                                                  ------------
                                                                       175,563
                                                                  ------------

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 9.7%
  Amerada Hess (B)                                    12,200      $      1,547
  Anadarko Petroleum                                  39,000             3,695
  Apache                                              10,342               709
  Baker Hughes                                        78,427             4,767
  BJ Services                                          6,200               227
  Burlington Resources                                47,600             4,103
  Chevron                                            458,268            26,016
  Cimarex Energy*                                      2,285                98
  ConocoPhillips                                     461,490            26,850
  Consol Energy                                        2,800               183
  Cooper Cameron*                                     17,900               741
  Cross Timbers Royalty Trust*                           105                 5
  Devon Energy                                        91,690             5,734
  El Paso (B)                                        147,400             1,792
  ENSCO International                                 12,200               541
  Exxon Mobil (B)                                  1,155,282            64,892
  Forest Oil*                                          2,300               105
  Grant Prideco (B)*                                   9,100               402
  Halliburton (B)                                    191,858            11,888
  Helmerich & Payne                                    4,300               266
  Kerr-McGee                                           6,500               591
  Kinder Morgan (B)                                    4,500               414
  Marathon Oil                                        73,183             4,462
  Murphy Oil                                          15,600               842
  Nabors Industries (B)*                               7,900               598
  National Oilwell Varco*                             10,430               654
  Newfield Exploration*                               10,200               511
  Noble Energy                                        20,400               822
  Occidental Petroleum (B)                            71,700             5,727
  Patterson-UTI Energy                                14,000               461
  Peabody Energy                                       4,400               363
  Petro-Canada*                                       27,000             1,082
  Pioneer Natural Resources                            9,900               508
  Pogo Producing (B)                                   6,900               344
  Pride International*                                 9,000               277
  Rowan (B)*                                          11,200               399
  Schlumberger (B)                                   245,468            23,847
  Smith International                                 14,400               534
  Suncor Energy                                      117,544             7,421
  Sunoco (B)                                          24,200             1,897
  Talisman Energy                                     27,000             1,428
  Teekay Shipping (B)                                 32,800             1,309
  Tidewater                                            1,900                84
  Unit*                                                9,600               528
  Valero Energy                                       86,830             4,480
  Western Gas Resources                               19,000               895
  Williams (B)                                        10,500               243
  XTO Energy                                          23,776             1,045
                                                                  ------------
                                                                       216,327
                                                                  ------------
FINANCIALS -- 21.8%
  21st Century Insurance Group                         9,000               146
  A.G. Edwards                                        20,000               937
  Affiliated Managers Group (B)*                       1,350               108
  Aflac                                               19,300               896
  Allstate                                           142,500             7,705
  AMB Property+                                        3,400               167
  AMBAC Financial Group (B)                            3,900               300
  American Express                                   210,909            10,853
  American International Group                       304,123            20,750
  AmeriCredit (B)*                                    54,300             1,392
  Ameriprise Financial                                10,100               414
  Ameritrade Holding*                                  8,700               209
  AmerUs Group                                         1,200                68
  AmSouth Bancorp                                     66,600             1,746

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  AON                                                 40,700      $      1,463
  Archstone-Smith Trust+                               9,100               381
  Arden Realty+                                        1,400                63
  Arthur J Gallagher                                   1,900                59
  Assurant                                             6,100               265
  Astoria Financial                                   78,900             2,320
  Axis Capital Holdings                               70,650             2,210
  Bank of America (B)                                775,094            35,771
  Bank of Hawaii                                       5,200               268
  Bank of New York                                    57,600             1,835
  BB&T (B)                                            84,000             3,520
  Bear Stearns                                        35,400             4,090
  Boston Properties+                                   3,200               237
  Brookfield Properties                               48,000             1,412
  Capital One Financial (B)                            8,144               704
  CarrAmerica Realty+                                  3,400               118
  CB Richard Ellis Group, Cl A*                       24,900             1,465
  CBL & Associates Properties+                        19,800               782
  Charles Schwab                                     642,443             9,425
  Chicago Mercantile Exchange
    Holdings (B)                                      40,740            14,972
  Chubb                                               36,000             3,515
  Cincinnati Financial                                23,804             1,064
  CIT Group                                           44,400             2,299
  Citigroup                                          926,462            44,961
  Citizens Banking                                     1,800                50
  Comerica                                           102,100             5,795
  Commerce Bancorp (B)                                29,200             1,005
  Compass Bancshares                                   4,000               193
  Countrywide Financial                              122,098             4,174
  Crescent Real Estate Equities+                       2,000                40
  Downey Financial                                    11,800               807
  Duke Realty+ (B)                                    11,100               371
  E*Trade Financial*                                   3,700                77
  Endurance Specialty Holdings                         1,500                54
  Equity Office Properties Trust+ (B)                 44,600             1,353
  Equity Residential+                                 50,800             1,987
  Erie Indemnity, Cl A                                 7,000               372
  Fannie Mae                                          31,200             1,523
  Fidelity National Financial                          9,543               351
  Fidelity National Title Group, Cl A                  1,670                41
  First American                                      61,300             2,777
  First Horizon National                              52,400             2,014
  FirstMerit                                           5,200               135
  Franklin Resources                                  12,800             1,203
  Freddie Mac                                        270,047            17,648
  General Growth Properties+ (B)                      11,300               531
  Genworth Financial, Cl A (B)                        19,600               678
  Golden West Financial (B)                           63,281             4,177
  Goldman Sachs Group                                 48,600             6,207
  Greater Bay Bancorp                                  3,700                95
  Hanover Insurance Group*                            15,400               643
  Hartford Financial Services Group                   65,000             5,583
  HCC Insurance Holdings                               3,000                89
  Highwoods Properties+                                1,500                43
  Host Marriott+                                     106,900             2,026
  HRPT Properties Trust+                              39,000               404
  Huntington Bancshares                               54,400             1,292
  Independence Community Bank                         20,400               810
  IndyMac Bancorp                                     47,200             1,842
  Investment Technology Group*                         2,400                85
  iStar Financial+                                     5,400               192
  Janus Capital Group                                 21,900               408
  Jefferson-Pilot                                     40,800             2,323
  JPMorgan Chase                                     596,560            23,677
  Keycorp                                            221,300             7,287
  Kimco Realty+                                       12,500               401

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Legg Mason                                           9,300      $      1,113
  Lehman Brothers Holdings (B)                        94,269            12,082
  Leucadia National                                    9,100               432
  Liberty Property Trust+                              3,300               141
  Lincoln National (B)                               104,800             5,558
  Loews                                               32,200             3,054
  M&T Bank                                             3,500               382
  Macerich+                                            1,300                87
  Mack-Cali Realty+                                    4,800               207
  Manulife Financial                                   9,245               544
  Marsh & McLennan                                    14,707               467
  Marshall & Ilsley                                    9,200               396
  MBIA (B)                                            36,000             2,166
  MBNA                                               126,803             3,443
  Mellon Financial                                    25,100               860
  Mercantile Bankshares                                1,300                73
  Merrill Lynch                                      186,200            12,611
  Metlife*                                           126,700             6,208
  MGIC Investment                                     53,400             3,515
  Mills+                                                 900                38
  Moody's (B)                                        332,905            20,447
  Morgan Stanley                                     197,200            11,189
  National City                                      248,500             8,342
  Nationwide Financial Services, Cl A                 25,400             1,118
  Nelnet, Cl A (B)*                                    6,400               260
  New York Community Bancorp                           4,474                74
  North Fork Bancorporation                           54,528             1,492
  Northern Trust                                       5,700               295
  Nuveen Investments, Cl A                             2,400               102
  Old Republic International                          34,350               902
  Peoples Bank                                         4,500               140
  Phoenix (B)                                         22,400               306
  Piper Jaffray*                                         732                30
  Plum Creek Timber+                                  19,300               696
  PMI Group                                           37,800             1,552
  PNC Financial Services Group                        80,400             4,971
  Popular                                             31,000               656
  Principal Financial Group (B)                       79,800             3,785
  Progressive (B)                                     21,400             2,499
  Prologis+                                           13,854               647
  Protective Life                                      4,000               175
  Prudential Financial                                79,200             5,797
  Public Storage+ (B)                                  4,100               278
  Radian Group                                        32,300             1,892
  Raymond James Financial                              2,700               102
  Regency Centers+                                     1,700               100
  Regions Financial (B)                              104,080             3,555
  Safeco                                              46,200             2,610
  Simon Property Group+                                7,100               544
  SLM (B)                                             49,700             2,738
  Sovereign Bancorp                                   15,600               337
  St. Joe                                              2,900               195
  St. Paul Travelers (B)                             102,507             4,579
  State Street                                           900                50
  SunTrust Banks (B)                                  85,900             6,250
  SVB Financial Group (B)*                             3,100               145
  Synovus Financial                                    1,800                49
  T Rowe Price Group                                   5,000               360
  TCF Financial                                        4,400               119
  TD Banknorth                                         2,254                65
  Thornburg Mortgage+                                  6,500               170
  Torchmark                                            4,900               272
  Toronto-Dominion Bank                                1,081                57
  UnionBanCal                                         25,100             1,725
  Unitrin                                              1,100                50
  UnumProvident (B)                                   52,200             1,188
  US Bancorp                                         351,361            10,502

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Vornado Realty Trust+ (B)                            3,000      $        250
  Wachovia (B)                                       371,492            19,637
  Waddell & Reed Financial, Cl A                       7,800               164
  Washington Mutual (B)                              294,446            12,808
  Webster Financial                                   17,500               821
  Weingarten Realty Investors+                        19,600               741
  Wells Fargo                                        173,500            10,901
  Whitney Holding                                      2,400                66
  Willis Group Holdings                               50,287             1,858
  WR Berkley                                          23,300             1,110
  XL Capital, Cl A (B)                                 4,700               317
  Zions Bancorporation                                14,100             1,065
                                                                  ------------
                                                                       486,175
                                                                  ------------
HEALTH CARE -- 12.7%
  Abbott Laboratories                                 56,600             2,232
  Advanced Medical Optics*                             2,444               102
  Aetna                                               24,300             2,292
  Affymetrix (B)*                                      3,200               153
  Alcon                                                3,800               493
  Allergan (B)                                       168,465            18,188
  American Pharmaceutical Partners*                    1,800                70
  AmerisourceBergen (B)                               70,876             2,934
  Amgen*                                             240,948            19,001
  AMN Healthcare Services*                             7,200               142
  Applera - Applied Biosystems Group                  97,600             2,592
  Barr Pharmaceuticals*                                3,300               206
  Bausch & Lomb                                        1,500               102
  Baxter International                                22,100               832
  Beckman Coulter                                      1,200                68
  Becton Dickinson                                     7,900               475
  Biogen Idec*                                        10,440               473
  Biomet                                              10,050               368
  Boston Scientific*                                  34,400               842
  Bristol-Myers Squibb                               128,400             2,951
  C.R. Bard                                            3,800               251
  Cardinal Health                                     32,930             2,264
  Caremark Rx*                                       199,058            10,309
  Celgene*                                             4,000               259
  Cigna                                               24,700             2,759
  Coventry Health Care (B)*                            2,248               128
  Cytyc*                                               6,000               169
  Dade Behring Holdings                               27,800             1,137
  DaVita (B)*                                          4,650               235
  Dentsply International                                 900                48
  Eli Lilly (B)                                      201,520            11,404
  Emdeon (B)*                                         20,600               174
  Express Scripts*                                    21,300             1,785
  Fisher Scientific International (B)*                90,373             5,590
  Forest Laboratories*                                13,600               553
  Genentech*                                         338,716            31,331
  Genzyme*                                             8,700               616
  Gilead Sciences*                                    15,000               789
  Guidant                                             13,700               887
  HCA                                                 18,100               914
  Health Management Associates, Cl A                  81,300             1,785
  Health Net*                                          3,200               165
  Hospira*                                             4,710               202
  Humana (B)*                                         15,700               853
  ICOS*                                                2,300                64
  ImClone Systems*                                     2,400                82
  IMS Health                                           3,944                98
  Inamed (B)*                                          1,300               114
  Invitrogen (B)*                                      2,700               180
  Johnson & Johnson                                  236,709            14,226
  King Pharmaceuticals*                              133,500             2,259
  Laboratory of America Holdings (B)*                  5,300               285

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Lincare Holdings*                                    3,500      $        147
  Manor Care                                           3,700               147
  McKesson                                             6,452               333
  Medco Health Solutions*                            128,809             7,188
  Medicis Pharmaceutical, Cl A                         2,000                64
  Medimmune (B)*                                      12,500               438
  Medtronic                                          280,462            16,146
  Merck                                              400,035            12,725
  Millennium Pharmaceuticals*                          7,900                77
  Millipore*                                           1,400                92
  Mylan Laboratories                                  19,800               395
  Omnicare                                             2,544               146
  Patterson (B)*                                       5,000               167
  PerkinElmer                                         23,900               563
  Pfizer                                           1,470,812            34,299
  Pharmaceutical Product Development*                  4,300               266
  Quest Diagnostics                                    4,800               247
  Renal Care Group*                                    4,350               206
  Schering-Plough                                     52,462             1,094
  Sepracor*                                            1,700                88
  St. Jude Medical*                                   30,600             1,536
  STERIS                                               5,400               135
  Stryker                                            249,303            11,077
  Thermo Electron*                                     7,000               211
  UnitedHealth Group                                 282,103            17,530
  Universal Health Services, Cl B (B)                 18,100               846
  Valeant Pharmaceuticals International               12,000               217
  Varian Medical Systems*                              1,600                81
  Waters (B)*                                          5,800               219
  Watson Pharmaceuticals*                             10,600               345
  WellPoint*                                          47,148             3,762
  Wyeth                                              208,095             9,587
  Zimmer Holdings*                                   256,531            17,300
                                                                  ------------
                                                                       284,105
                                                                  ------------
INDUSTRIALS -- 7.6%
  3M                                                 131,924            10,224
  ACCO Brands*                                           963                24
  AGCO*                                                1,800                30
  Allied Waste Industries (B)*                        13,709               120
  American Power Conversion                            7,400               163
  American Standard                                    7,200               288
  AMR (B)*                                            11,500               256
  Avery Dennison                                      20,200             1,116
  Boeing                                              42,203             2,964
  Brink's                                              1,300                62
  Burlington Northern Santa Fe                       111,900             7,925
  Caterpillar                                         28,600             1,652
  Cendant                                            439,443             7,580
  CH Robinson Worldwide                                6,400               237
  ChoicePoint*                                         2,600               116
  CNF (B)                                             18,500             1,034
  Continental Airlines, Cl B (B)*                      4,900               104
  Crane                                                1,700                60
  CSX                                                 25,200             1,279
  Cummins (B)                                         24,500             2,198
  Danaher                                             10,200               569
  Deere                                               25,600             1,744
  Deluxe                                              21,800               657
  Dover                                                6,100               247
  Dun & Bradstreet*                                    1,600               107
  Eaton                                               50,400             3,381
  Emerson Electric                                    15,000             1,121
  Equifax                                              7,600               289
  Expeditors International Washington (B)            228,625            15,435

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Fastenal                                             5,600      $        219
  FedEx                                               13,400             1,385
  Flowserve (B)*                                      12,000               475
  Fluor                                                1,500               116
  GATX                                                25,500               920
  General Dynamics                                     5,600               639
  General Electric                                   798,967            28,004
  Goodrich                                             7,900               325
  Harsco                                               2,300               155
  Herman Miller                                       14,700               414
  Honeywell International                            103,500             3,855
  Hubbell, Cl B                                       16,200               731
  Hudson Highland Group*                               1,500                26
  IKON Office Solutions                                5,300                55
  Illinois Tool Works                                 69,008             6,072
  ITT Industries                                       4,000               411
  Jacobs Engineering Group (B)*                        1,040                71
  JetBlue Airways (B)*                                 9,900               152
  L-3 Communications Holdings (B)                      8,800               654
  Lockheed Martin                                     96,400             6,134
  Manpower                                            21,000               977
  Masco                                               73,900             2,231
  Monster Worldwide (B)*                              10,000               408
  MSC Industrial Direct, Cl A                          4,000               161
  Navistar International*                             21,900               627
  Norfolk Southern                                   119,600             5,362
  Northrop Grumman (B)                               127,034             7,636
  Paccar                                               8,475               587
  Pall                                                 9,500               255
  Parker Hannifin                                      7,800               515
  Pentair                                              4,800               166
  PHH*                                                 1,915                54
  Pitney Bowes                                         8,900               376
  Raytheon                                            62,000             2,489
  Republic Services                                    6,400               240
  Robert Half International (B)                        5,800               220
  Rockwell Automation                                  6,000               355
  Rockwell Collins                                     7,900               367
  RR Donnelley & Sons                                 53,100             1,817
  Ryder System                                        19,800               812
  Shaw Group*                                          3,100                90
  SIRVA (B)*                                          12,900               103
  Skywest                                              8,800               236
  Southwest Airlines                                  37,900               623
  SPX                                                  2,100                96
  Steelcase, Cl A                                      3,900                62
  Swift Transportation*                                2,900                59
  Textron                                             38,600             2,971
  Timken                                              36,700             1,175
  Union Pacific                                       13,500             1,087
  United Parcel Service, Cl B                        259,649            19,513
  United Rentals (B)*                                 43,200             1,010
  United Technologies                                 64,262             3,593
  Viad                                                   850                25
  Waste Management                                    21,200               643
  West*                                                2,600               110
  WW Grainger                                          4,800               341
                                                                  ------------
                                                                       169,187
                                                                  ------------
INFORMATION TECHNOLOGY -- 15.0%
  3Com*                                               12,800                46
  Acxiom                                               2,400                55
  Adobe Systems                                       30,012             1,109
  Advanced Micro Devices (B)*                         12,900               395
  Advent Software*                                     2,800                81
  Affiliated Computer Services, Cl A (B)*              4,200               249
  Agilent Technologies*                               14,100               469

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Akamai Technologies*                                12,800      $        255
  Altera*                                             12,800               237
  Amkor Technology (B)*                               16,800                94
  Amphenol, Cl A                                       2,200                97
  Analog Devices (B)                                  22,100               793
  Andrew (B)*                                         18,500               199
  Apple Computer*                                     25,600             1,840
  Applied Materials                                   43,416               779
  Arrow Electronics (B)*                              53,900             1,726
  Autodesk (B)                                         8,200               352
  Automatic Data Processing                           26,200             1,202
  Avaya*                                              15,100               161
  Avnet (B)*                                          62,000             1,484
  AVX (B)                                              9,900               143
  BEA Systems*                                        19,700               185
  BearingPoint (B)*                                   12,900               101
  BMC Software*                                        8,900               182
  Broadcom, Cl A*                                      7,000               330
  Cadence Design Systems (B)*                         14,800               250
  CDW                                                  3,590               207
  Ceridian*                                           15,663               389
  Certegy                                              1,400                57
  Checkfree (B)*                                       3,200               147
  Cisco Systems*                                     827,473            14,166
  Citrix Systems (B)*                                 28,500               820
  Cognizant Technology Solutions, Cl A*                4,456               224
  Computer Associates International                   24,600               693
  Computer Sciences*                                  44,200             2,238
  Compuware*                                           7,524                68
  Comverse Technology (B)*                            21,100               561
  Convergys*                                         112,700             1,786
  Corning*                                           106,900             2,102
  Cree*                                                1,800                45
  CSG Systems International*                           8,100               181
  Cypress Semiconductor (B)*                          12,500               178
  Dell*                                              324,763             9,740
  Diebold (B)                                          5,800               220
  DST Systems (B)*                                     1,700               102
  Electronic Arts (B)*                               135,862             7,107
  Electronic Data Systems                             56,700             1,363
  EMC*                                               387,966             5,284
  Fair Isaac                                          25,750             1,137
  Fairchild Semiconductor International*               3,400                58
  First Data                                         659,486            28,365
  Fiserv*                                             58,150             2,516
  Flextronics International*                          16,800               175
  Freescale Semiconductor, Cl B*                      14,431               363
  Global Payments (B)                                  4,000               186
  Google, Cl A*                                       16,995             7,051
  Harris                                               6,000               258
  Hewlett-Packard                                    587,127            16,809
  Ingram Micro, Cl A*                                129,500             2,581
  Integrated Device Technology*                        9,200               121
  Intel                                              413,589            10,323
  International Business Machines                     89,800             7,382
  International Rectifier*                             1,900                61
  Intersil, Cl A                                       5,500               137
  Intuit*                                            254,647            13,573
  Iron Mountain*                                       6,300               266
  Jabil Circuit*                                       5,300               197
  Juniper Networks (B)*                              229,227             5,112
  Kemet*                                              12,000                85
  Kla-Tencor                                           6,100               301
  Lam Research*                                        2,600                93
  Linear Technology (B)                              188,371             6,795
  LSI Logic*                                         106,512               852

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Lucent Technologies (B)*                           196,300      $        522
  Maxim Integrated Products                          133,161             4,826
  McAfee*                                             25,900               703
  Mettler Toledo International*                        2,300               127
  Microchip Technology                                 7,300               235
  Micron Technology (B)*                               5,800                77
  Microsoft                                        1,660,996            43,435
  MKS Instruments*                                     3,500                63
  Molex                                                1,400                36
  MoneyGram International                              3,400                89
  Motorola                                           197,700             4,466
  National Semiconductor                              29,200               759
  NAVTEQ*                                            225,225             9,881
  Network Appliance (B)*                              10,900               294
  Novell*                                              7,000                62
  Novellus Systems*                                   10,600               256
  Nvidia (B)*                                         15,700               574
  Oracle*                                            325,642             3,976
  Paychex                                            492,700            18,782
  Perot Systems, Cl A (B)*                            13,400               190
  PMC - Sierra*                                        6,600                51
  Polycom*                                            11,200               171
  QLogic*                                              4,300               140
  Qualcomm                                           922,471            39,740
  Red Hat (B)*                                         7,600               207
  Reynolds & Reynolds, Cl A                            3,400                95
  Sabre Holdings, Cl A                                49,600             1,196
  SanDisk (B)*                                       318,815            20,028
  Sanmina-SCI*                                        39,700               169
  Scientific-Atlanta                                   5,000               215
  Semtech*                                            11,500               210
  Siebel Systems                                      22,800               241
  Silicon Laboratories*                                1,600                59
  Solectron*                                         133,300               488
  Sun Microsystems (B)*                              145,000               608
  Sybase (B)*                                         43,800               957
  Symantec*                                           38,727               678
  Symbol Technologies                                  7,600                97
  Synopsys*                                           47,777               958
  Tech Data*                                          16,886               670
  Tektronix                                            3,200                90
  Tellabs (B)*                                        55,300               603
  Teradyne (B)*                                       18,800               274
  Texas Instruments (B)                               97,300             3,120
  VeriSign*                                           14,900               327
  Western Digital*                                    93,900             1,748
  Xerox (B)*                                          31,000               454
  Xilinx                                              22,000               555
  Yahoo!*                                            135,013             5,290
  Zebra Technologies, Cl A*                              900                39
                                                                  ------------
                                                                       334,120
                                                                  ------------
MATERIALS -- 2.6%
  Agrium                                              56,000             1,231
  Air Products & Chemicals                             9,900               586
  Alcoa                                               70,500             2,085
  Ashland                                             17,700             1,025
  Ball                                                 1,400                56
  Bowater                                              1,600                49
  Crown Holdings*                                      6,000               117
  Dow Chemical                                       106,556             4,669
  E.I. Du Pont de Nemours                             66,800             2,839
  Eagle Materials                                        502                60
  Eastman Chemical                                    36,500             1,883
  Ecolab (B)                                          11,200               406
  Engelhard                                            7,700               232

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Florida Rock Industries                              1,800      $         88
  Freeport-McMoRan Copper & Gold, Cl B (B)             5,100               274
  Hercules*                                            6,500                73
  International Flavors & Fragrances (B)               6,200               208
  International Paper                                 15,900               534
  IPSCO                                               16,400             1,361
  Lafarge North America                                3,100               171
  Louisiana-Pacific (B)                               57,100             1,569
  Lubrizol                                            48,400             2,102
  Lyondell Chemical                                   28,200               672
  Martin Marietta Materials                           24,100             1,849
  MeadWestvaco                                        36,700             1,029
  Monsanto (B)                                        12,438               964
  Newmont Mining                                      16,200               865
  Nucor                                               72,800             4,857
  OM Group*                                           20,900               392
  Pactiv*                                              8,000               176
  Phelps Dodge                                        12,100             1,741
  PPG Industries                                      53,200             3,080
  Praxair                                            253,440            13,422
  Rohm & Haas                                         21,000             1,017
  RPM International                                    3,000                52
  Sealed Air (B)*                                     10,500               590
  Sigma-Aldrich                                        2,700               171
  Smurfit-Stone Container (B)*                        55,600               788
  Sonoco Products                                     18,600               547
  Temple-Inland (B)                                    2,200                99
  United States Steel (B)                             26,200             1,259
  Vulcan Materials                                     4,100               278
  Weyerhaeuser                                        27,314             1,812
                                                                  ------------
                                                                        57,278
                                                                  ------------
TELECOMMUNICATION SERVICES -- 3.1%
  Alamosa Holdings*                                   11,200               208
  Alltel                                              23,500             1,483
  American Tower, Cl A*                              123,274             3,341
  AT&T (B)                                           680,318            16,661
  BellSouth                                          306,700             8,312
  CenturyTel (B)                                     107,600             3,568
  Citizens Communications                             22,700               278
  Crown Castle International (B)*                    207,132             5,574
  Nextel Partners, Cl A (B)*                          70,200             1,961
  Qwest Communications
    International (B)*                                52,061               294
  Sprint Nextel (B)                                  696,291            16,265
  Telephone & Data Systems                            27,500               991
  Telephone & Data Systems,
    Special Shares (B)                                 5,200               180
  US Cellular*                                        11,000               543
  Verizon Communications (B)                         347,260            10,459
                                                                  ------------
                                                                        70,118
                                                                  ------------
UTILITIES -- 2.8%
  AES*                                                 8,000               127
  Allegheny Energy*                                   12,800               405
  Alliant Energy                                       3,200                90
  Ameren (B)                                           5,600               287
  American Electric Power (B)                        186,500             6,917
  Aqua America                                         2,666                73
  Centerpoint Energy (B)                              38,600               496
  Cinergy                                              4,800               204
  Consolidated Edison (B)                              9,400               436
  Constellation Energy Group                          33,800             1,947
  Dominion Resources (B)                              11,800               911
  DTE Energy (B)                                      71,640             3,094

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                               Shares/Face        Market Value
Description                                 Amount ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Duke Energy (B)                                    217,100      $      5,959
  Edison International                               107,200             4,675
  Energy East                                         50,400             1,149
  Entergy                                             51,400             3,529
  Equitable Resources                                  1,800                66
  Exelon (B)                                          67,000             3,560
  FirstEnergy                                         56,100             2,748
  FPL Group                                           18,600               773
  Great Plains Energy (B)                              7,100               199
  Idacorp                                              2,900                85
  KeySpan                                             21,800               778
  Nicor                                                4,700               185
  NiSource                                             6,500               136
  Northeast Utilities (B)                             24,200               476
  NSTAR                                               33,800               970
  OGE Energy                                           7,500               201
  Oneok (B)                                           94,000             2,503
  Pepco Holdings                                      63,000             1,409
  PG&E                                                89,400             3,319
  Pinnacle West Capital (B)                           46,200             1,910
  PPL (B)                                              9,800               288
  Progress Energy (B)                                 43,500             1,911
  Public Service Enterprise Group (B)                  5,100               331
  Puget Energy                                        11,900               243
  Questar                                              4,200               318
  Reliant Energy (B)*                                  5,362                55
  Sempra Energy (B)                                   61,400             2,753
  Southern (B)                                        27,600               953
  TECO Energy                                          9,800               168
  TXU                                                 78,200             3,925
  Wisconsin Energy                                    20,000               781
  Xcel Energy                                        117,000             2,160
                                                                  ------------
                                                                        63,503
                                                                  ------------
Total Common Stock
  (Cost $1,802,237) ($ Thousands)                                    2,197,887
                                                                  ------------

                                                   Number of
                                                    Warrants
                                                   ---------
WARRANTS -- 0.0%

  Lucent Technologies,
    Expires 12/10/07*                                  9,748                 6
                                                                  ------------
Total Warrants
  (Cost $) ($ Thousands)                                                     6
                                                                  ------------

CORPORATE OBLIGATIONS (C) (E) -- 8.9%

FINANCIALS -- 8.9%
  Allstate Life Global Funding II MTN
    4.390%, 01/16/07                           $       2,561             2,561
  American General Finance (F)
    4.390%, 01/16/07                                   3,062             3,061
    4.369%, 01/16/07                                   5,010             5,010
  American General Finance MTN, Ser F
    5.875%, 07/14/06                                     556               562
  Bear Stearns, Ser EXL
    4.379%, 01/16/07                                   9,909             9,909
  CCN Bluegrass
    4.440%, 08/18/06                                   3,618             3,618
  CIT Group MTN
    4.342%, 05/12/06                                  13,916            13,916
    4.182%, 04/19/06                                   1,392             1,392

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Caterpillar Financial Services MTN, Ser F
    4.235%, 07/10/06                           $       2,783      $      2,783
  Countrywide Financial MTN, Ser A
    4.550%, 09/13/06                                  10,298            10,298
    4.351%, 11/03/06                                   2,783             2,783
    4.341%, 11/03/06                                   3,062             3,062
  Countrywide Home Loans MTN, Ser M
    4.323%, 01/31/06                                   1,225             1,225
  Dekabank
    4.183%, 08/19/06                                  10,298            10,297
  Irish Life & Permanent MTN, Ser X
    4.405%, 01/22/07                                   2,227             2,226
    4.399%, 01/22/07                                   5,177             5,176
  Islandsbanki (F)
    4.420%, 01/22/07                                   4,732             4,732
  Jackson National Life Funding (F)
    4.291%, 01/02/07                                  12,247            12,247
  Kaupthing Bank MTN
    4.399%, 01/19/07                                  13,916            13,916
  Landsbanki Islands (F)
    4.450%, 01/16/07                                  10,577            10,577
  Liberty Lighthouse US Capital MTN
    4.387%, 05/10/06                                   5,567             5,565
  Morgan Stanley, Ser EXL
    4.341%, 01/04/07                                   1,948             1,948
  Morgan Stanley, Ser EXLS
    4.306%, 02/05/07                                   2,783             2,783
  Natexis Banques (F)
    4.367%, 01/16/07                                   5,427             5,427
  Nationwide Building Society (F)
    4.547%, 09/28/06                                   2,783             2,783
    4.331%, 01/05/07                                   5,567             5,567
  Nordbank (F)
    4.385%, 01/23/07                                   9,463             9,462
  Northern Rock (F)
    4.321%, 10/03/06                                   5,734             5,734
  Pacific Life Global Funding (F)
    4.382%, 01/15/07                                   4,175             4,175
  SLM, Ser EXLS
    4.369%, 01/16/07                                   6,123             6,123
  Sigma Finance MTN
    4.745%, 11/09/06                                   3,006             3,006
  Skandinav Enskilda Bank
    4.367%, 01/18/07                                   6,123             6,123
  Witherspoon CDO
    4.396%, 03/15/06                                   1,670             1,670
  Xl Life and Annuity (F)
    4.422%, 06/30/06                                   5,288             5,290
    4.379%, 01/16/07                                   7,793             7,793
    4.376%, 02/06/06                                   1,670             1,670
    4.336%, 02/06/06                                   1,113             1,113
    4.332%, 02/06/06                                   3,006             3,006
                                                                  ------------
Total Corporate Obligations
  (Cost $198,589) ($ Thousands)                                        198,589
                                                                  ------------

ASSET-BACKED SECURITIES (C) (E) -- 2.0%

MORTGAGE RELATED SECURITIES -- 2.0%
  Blue Heron Funding, Ser 9A, Cl A1
    4.409%, 02/22/06                                   5,567             5,567
  CCN Independence IV
    4.439%, 07/17/06                                   1,948             1,948

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Cheyne High Grade, Ser 2004-1A, Cl
    4.330%, 11/10/06                           $       2,783      $      2,783
  Commodore, Ser 2003-2A, Cl A1MM
    4.560%, 12/12/38                                   2,561             2,561
  Duke Funding, Ser 2004-6B, Cl A1S1
    4.185%, 10/10/06                                   4,175             4,175
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    4.429%, 06/25/06                                   5,567             5,567
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    4.518%, 05/18/06                                   4,563             4,563
  Park Place Securities NIM Trust,
    Ser MM1, Cl AM4
    4.419%, 05/25/06                                   4,963             4,963
  RMAC, Ser 2004-NS3A, Cl A1
    4.360%, 09/12/06                                   1,357             1,357
  Saturn Ventures II
    4.391%, 02/07/06                                   5,567             5,567
  TIAA Real Estate, Ser 2003 1A, Cl A1
    4.410%, 09/28/06                                   3,594             3,594
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                                   1,392             1,392
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                                     835               835
                                                                  ------------
Total Asset-Backed Securities
  (Cost $44,872) ($ Thousands)                                          44,872
                                                                  ------------

CASH EQUIVALENTS -- 1.4%
  Merrill Lynch EBP Master
    Repo, 3.69% **                                 2,820,591             2,821
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 4.20% ** ++            28,189,160            28,189
                                                                  ------------
Total Cash Equivalents
  (Cost $31,010) ($ Thousands)                                          31,010
                                                                  ------------

MASTER NOTES (C) (E) -- 0.9%
  Bank of America
    4.330%, 01/03/06                                  13,916            13,916
  Bear Stearns
    4.370%, 01/03/06                                   6,680             6,680
                                                                  ------------
Total Master Notes
  (Cost $20,596) ($ Thousands)                                          20,596
                                                                  ------------

COMMERCIAL PAPER (C) (D) (G) -- 0.9%
  ADRO
    4.352%, 01/03/06                                   2,227             2,226
  Mica Funding LLC
    4.302%, 01/03/06                                   2,118             2,117
  Rhineland Funding
    4.295%, 01/30/06                                   9,742             9,707
    4.276%, 02/01/06                                   4,812             4,794
                                                                  ------------
Total Commercial Paper
  (Cost $18,844) ($ Thousands)                                          18,844
                                                                  ------------

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
TIME DEPOSIT (C) -- 0.1%

  Lummis
    4.000%, 01/03/06                           $       2,783      $      2,783
                                                                  ------------
Total Time Deposit
  (Cost $2,783) ($ Thousands)                                            2,783
                                                                  ------------

U.S. TREASURY OBLIGATION (A) -- 0.1%

  U.S. Treasury Bills
    4.207%, 05/25/06                                   1,200             1,181
                                                                  ------------
Total U.S. Treasury Obligation
  (Cost $1,181) ($ Thousands)                                            1,181
                                                                  ------------

REPURCHASE AGREEMENTS (C) -- 2.6%

Barclays Capital
  4.250%, dated 12/30/05,
  to be repurchased on 01/03/06,
  repurchase price $8,055,701
  (collateralized by various U.S.
  Government Obligations, ranging in
  par value $1,778,802 - $3,755,775,
  4.300% - 4.500%, 5/11/07 - 09/26/08;
  with total market value $8,218,785)                  8,052             8,052
Deutsche Bank Securities
  4.250%, dated 12/30/05, to be
  repurchased on 01/03/06, repurchase
  price $16,407,851 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $1,601,061
  - $15,124,412, 3.875% - 4.500%,
  02/15/10 - 07/06/10; with total market
  value $16,725,474)                                  16,400            16,400
Lehman Brothers
  4.240%, dated 12/30/05, to be
  repurchased on 01/03/06, repurchase
  price $34,584,781 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $334 - $2,663,889,
  0.000% - 6.120%, 05/15/06 - 03/23/28;
  with total market value $35,259,878)                34,568            34,568
                                                                  ------------
Total Repurchase Agreements
  (Cost $59,020) ($ Thousands)                                          59,020
                                                                  ------------
Total Investments -- 115.3%
  (Cost $2,179,132) ($ Thousands)                                 $  2,574,788
                                                                  ============

--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2005 is as follows:

--------------------------------------------------------------------------------
                                                                   Unrealized
Type of                              Number of      Expiration    Depreciation
Contract                             Contracts         Date       ($ Thousands)
--------------------------------------------------------------------------------
S&P 400 Index E-MINI                     35           Mar-06      $        (15)
S&P 500 Index                            61           Mar-06              (252)
                                                                  ------------
                                                                  $       (267)
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
December 31, 2005

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $2,232,824,316.

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of December 31, 2005.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at Dcember 31, 2005. The total value of securities on loan at December 31, 2005 was $333,872 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $344,704 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the schedule of investments is the rate in effect as of December 31, 2005.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(G)   The date shown is the earlier of the reset date or the demand date.

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

 At December 31, 2005, the tax basis cost of the Fund's investments was $2,179,132 ($ Thousands), and the unrealized appreciation and depreciation were $472,952 ($ Thousands) and $(77,296) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

         SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.6%

CONSUMER DISCRETIONARY -- 9.9%
  Abercrombie & Fitch, Cl A                           78,600      $      5,123
  American Eagle Outfitters                          131,900             3,031
  Autoliv                                            309,300            14,048
  Barnes & Noble                                     114,000             4,864
  Beazer Homes USA                                    46,200             3,365
  Borders Group                                      192,800             4,178
  BorgWarner (B)                                     136,400             8,270
  Centex                                              51,450             3,678
  Comcast, Cl A (B)*                                 553,900            14,379
  Dana (B)                                           382,100             2,744
  Darden Restaurants                                 400,600            15,575
  Dex Media                                           38,300             1,038
  DIRECTV Group (B)*                                 153,800             2,172
  DR Horton                                          251,566             8,989
  Eastman Kodak (B)                                  334,800             7,834
  eBay*                                               55,400             2,396
  Federated Department Stores                        138,200             9,167
  Ford Motor (B)                                   1,419,900            10,962
  Gannett                                             59,300             3,592
  General Motors (B)                                 206,400             4,008
  Goodyear Tire & Rubber (B)*                        280,400             4,873
  Harley-Davidson                                     26,800             1,380
  Hasbro                                             221,100             4,462
  Home Depot                                         198,650             8,041
  IAC/InterActive (B)*                                79,200             2,242
  Interpublic Group (B)                              103,400               998
  J.C. Penney                                        143,300             7,968
  Johnson Controls (B)                                85,700             6,248
  Jones Apparel Group                                 73,000             2,243
  KB Home (B)                                        105,600             7,673
  Lear                                                91,200             2,596
  Lennar, Cl A (B)                                    51,400             3,136
  Liberty Media, Cl A*                               377,300             2,969
  Limited Brands                                     267,900             5,988
  Lowe's                                              42,100             2,806
  Mattel (B)                                         236,300             3,738
  Maytag                                             138,500             2,607
  McDonald's                                         724,300            24,423
  McGraw-Hill                                        120,200             6,206
  News, Cl A                                         202,200             3,144
  NVR (B)*                                             2,000             1,404
  Office Depot*                                      187,100             5,875
  OfficeMax                                           20,302               515
  Pulte Homes                                        102,200             4,023
  Shaw Communications, Cl B                          221,200             4,796
  Sherwin-Williams                                    87,700             3,983
  Standard-Pacific                                    31,900             1,174
  Stanley Works                                       94,000             4,516
  Target (B)                                          39,900             2,193
  Tiffany                                             37,200             1,424
  Time Warner (B)                                  2,819,900            49,179
  Univision Communications, Cl A (B)*                104,000             3,057
  VF                                                 174,400             9,651
  Viacom, Cl B*                                      812,600            26,491
  Walt Disney*                                       558,900            13,397
  Wendy's International                               28,200             1,558
  Whirlpool (B)                                       87,200             7,304
                                                                  ------------
                                                                       373,694
                                                                  ------------
CONSUMER STAPLES -- 4.8%
  Albertson's (B)                                    323,500             6,907
  Altria Group                                       630,400            47,103
  Archer-Daniels-Midland                             351,900             8,678

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  BJ's Wholesale Club*                                54,900      $      1,623
  Clorox                                              71,600             4,073
  Coca-Cola                                          161,100             6,494
  Colgate-Palmolive                                   83,400             4,574
  ConAgra Foods (B)                                  164,600             3,338
  Dean Foods*                                        140,800             5,303
  Del Monte Foods*                                   360,951             3,765
  Energizer Holdings (B)*                             46,800             2,330
  General Mills                                      148,300             7,314
  Kimberly-Clark                                     182,983            10,915
  Kroger*                                            710,800            13,420
  Molson Coors Brewing, Cl B                          75,400             5,051
  Pepsi Bottling Group                               217,100             6,211
  PepsiAmericas                                      170,100             3,956
  Pilgrim's Pride                                    114,700             3,803
  Reynolds American (B)                              157,900            15,053
  Safeway                                            178,427             4,222
  Supervalu                                          350,500            11,384
  Tyson Foods, Cl A (B)                              250,100             4,277
  WM Wrigley Jr. (B)                                  33,100             2,201
                                                                  ------------
                                                                       181,995
                                                                  ------------
ENERGY -- 13.8%
  Amerada Hess                                        92,100            11,680
  Anadarko Petroleum                                 143,400            13,587
  Burlington Resources                               196,900            16,973
  Chevron                                          1,454,869            82,593
  ConocoPhillips (B)                               1,132,100            65,866
  Cooper Cameron (B)*                                 45,200             1,871
  Devon Energy                                       348,800            21,814
  El Paso (B)                                        515,500             6,269
  ENSCO International                                 38,600             1,712
  Exxon Mobil                                      3,856,300           216,608
  Marathon Oil                                       315,700            19,248
  Nabors Industries (B)*                              22,000             1,667
  Noble Energy                                       100,600             4,054
  Occidental Petroleum (B)                           163,700            13,076
  Pride International*                               104,500             3,213
  Sunoco (B)                                         107,200             8,402
  Talisman Energy                                    126,700             6,700
  Unit*                                               42,500             2,339
  Valero Energy                                      323,000            16,667
  Western Gas Resources                               75,500             3,555
                                                                  ------------
                                                                       517,894
                                                                  ------------
FINANCIALS -- 36.1%
  A.G. Edwards                                       101,400             4,752
  ACE                                                 29,500             1,576
  Aflac                                               64,600             2,999
  Allstate                                           493,100            26,662
  American International Group                       816,800            55,730
  AmeriCredit (B)*                                   128,900             3,304
  AmSouth Bancorp                                    264,600             6,935
  AON (B)                                            135,900             4,886
  Assurant                                            78,200             3,401
  Astoria Financial                                  269,250             7,916
  Axis Capital Holdings                              146,200             4,573
  Bank of America (B)                              2,487,204           114,784
  Bank of Hawaii                                      22,800             1,175
  Bank of New York                                   194,000             6,179
  BB&T (B)                                           278,600            11,676
  Bear Stearns                                        75,600             8,734
  Brookfield Asset Management*                        73,300             3,689
  Brookfield Properties                              219,200             6,449
  CB Richard Ellis Group, Cl A*                      112,000             6,591
  CBL & Associates Properties+                        50,300             1,987

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Charles Schwab                                     294,400      $      4,319
  Chubb                                              166,200            16,229
  Cincinnati Financial                                43,570             1,947
  CIT Group                                          166,700             8,632
  Citigroup                                        3,188,500           154,738
  CNA Financial*                                     116,500             3,813
  Comerica                                           410,400            23,294
  Commerce Bancorp (B)                               101,400             3,489
  Countrywide Financial                              403,200            13,785
  Downey Financial                                    58,700             4,015
  Equity Office Properties Trust+                    171,600             5,205
  Equity Residential+                                134,000             5,242
  Fannie Mae                                         277,400            13,540
  First American                                     271,405            12,295
  First Horizon National                             122,000             4,690
  Freddie Mac                                        117,000             7,646
  General Growth Properties+                          40,000             1,880
  Genworth Financial, Cl A (B)                        80,000             2,766
  Goldman Sachs Group                                177,400            22,656
  Hartford Financial Services Group                  290,700            24,968
  Host Marriott+                                     227,600             4,313
  HRPT Properties Trust+                              96,700             1,001
  Huntington Bancshares                              136,000             3,230
  IndyMac Bancorp                                    230,900             9,010
  Jefferson-Pilot                                    286,500            16,310
  JPMorgan Chase                                   2,188,428            86,859
  Keycorp                                            692,200            22,794
  Kimco Realty+                                       24,700               792
  Legg Mason                                          37,050             4,435
  Lehman Brothers Holdings                           297,300            38,105
  Leucadia National                                   22,700             1,077
  Lincoln National                                   305,600            16,206
  Loews                                              138,800            13,165
  MBIA (B)                                           162,200             9,758
  MBNA                                               191,100             5,188
  Merrill Lynch                                      715,300            48,447
  Metlife*                                           397,000            19,453
  MGIC Investment                                    152,600            10,044
  Morgan Stanley                                     620,400            35,202
  National City (B)                                  949,996            31,891
  Nationwide Financial Services, Cl A                115,500             5,082
  North Fork Bancorporation                          280,180             7,666
  Old Republic International                         130,350             3,423
  Plum Creek Timber+                                  28,700             1,035
  PMI Group                                          165,900             6,814
  PNC Financial Services Group                       277,800            17,176
  Popular                                            111,000             2,348
  Principal Financial Group (B)                      320,300            15,192
  Progressive                                         45,000             5,255
  Prudential Financial                               225,100            16,475
  Radian Group                                       138,700             8,126
  Regions Financial                                  371,514            12,691
  Safeco                                             176,300             9,961
  SLM                                                 72,700             4,005
  Sovereign Bancorp                                   54,300             1,174
  St. Paul Travelers                                 443,200            19,798
  SunTrust Banks (B)                                 242,800            17,666
  UnionBanCal                                        110,600             7,600
  UnumProvident (B)                                  214,100             4,871
  US Bancorp                                       1,261,600            37,709
  Wachovia (B)                                     1,308,212            69,152
  Washington Mutual (B)                              984,484            42,825
  Webster Financial                                   79,000             3,705
  Weingarten Realty Investors+                        46,000             1,739
  Wells Fargo                                        526,000            33,049
  WR Berkley                                          88,200             4,200
  XL Capital, Cl A (B)                                28,700             1,934

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Zions Bancorporation                                32,900      $      2,486
                                                                  ------------
                                                                     1,359,584
                                                                  ------------
HEALTH CARE -- 6.6%
  Aetna                                               44,900             4,235
  Alcon                                               16,700             2,164
  AmerisourceBergen                                  333,200            13,794
  Applera - Applied Biosystems Group                 300,800             7,989
  Bristol-Myers Squibb                               256,600             5,897
  Cardinal Health                                     73,200             5,033
  Caremark Rx*                                        90,000             4,661
  Cigna                                               57,100             6,378
  Dade Behring Holdings                              126,400             5,168
  Eli Lilly                                           57,800             3,271
  Express Scripts*                                    47,900             4,014
  Health Management Associates, Cl A                 113,900             2,501
  Humana*                                             45,500             2,472
  King Pharmaceuticals*                              475,100             8,039
  Merck                                            1,472,000            46,824
  Pfizer                                           4,506,500           105,092
  Tenet Healthcare*                                   97,700               748
  UnitedHealth Group                                  74,900             4,654
  Universal Health Services, Cl B                     83,200             3,889
  Wyeth                                              275,700            12,702
                                                                  ------------
                                                                       249,525
                                                                  ------------
INDUSTRIALS -- 6.8%
  3M                                                  84,500             6,549
  Avery Dennison                                      45,200             2,498
  Burlington Northern Santa Fe                       411,000            29,107
  Cendant                                            446,200             7,697
  CNF                                                 80,900             4,522
  CSX                                                144,900             7,357
  Cummins (B)                                        109,700             9,843
  Deere                                               79,000             5,381
  Deluxe                                              43,900             1,323
  Eaton                                              155,600            10,439
  Emerson Electric                                    24,400             1,823
  GATX                                                96,900             3,496
  General Electric                                   986,400            34,573
  Harsco                                              62,100             4,192
  Herman Miller                                       32,500               916
  Honeywell International                            303,500            11,305
  Hubbell, Cl B                                       60,900             2,748
  L-3 Communications Holdings                         22,900             1,703
  Lockheed Martin                                    232,100            14,769
  Manpower                                            49,300             2,292
  Masco (B)                                          220,400             6,654
  Navistar International*                            118,500             3,392
  Norfolk Southern                                   205,800             9,226
  Northrop Grumman (B)                               464,600            27,927
  Paccar                                              53,500             3,704
  Parker Hannifin                                     18,500             1,220
  Raytheon                                           321,800            12,920
  RR Donnelley & Sons                                184,200             6,302
  Ryder System                                        82,900             3,401
  Swift Transportation (B)*                           94,000             1,908
  Textron                                            149,000            11,470
  Timken                                             140,700             4,505
  United Rentals (B)*                                 95,100             2,224
                                                                  ------------
                                                                       257,386
                                                                  ------------
INFORMATION TECHNOLOGY -- 5.6%
  ADC Telecommunications*                            102,000             2,279
  Arrow Electronics*                                  92,100             2,950

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Avnet*                                              70,000      $      1,676
  Ceridian*                                           33,300               827
  Cisco Systems*                                     443,400             7,591
  Computer Sciences*                                 156,500             7,925
  Convergys*                                         269,800             4,276
  Corning*                                           180,600             3,551
  DST Systems*                                        67,700             4,056
  Electronic Arts*                                    39,400             2,061
  Electronic Data Systems                            210,900             5,070
  EMC*                                               300,900             4,098
  Fair Isaac                                          96,600             4,267
  Fiserv*                                            178,300             7,715
  Flextronics International*                         131,800             1,376
  Freescale Semiconductor, Cl B*                      22,833               575
  Global Payments                                     91,700             4,274
  Google, Cl A*                                        6,000             2,489
  Hewlett-Packard                                  1,938,800            55,508
  Ingram Micro, Cl A*                                218,400             4,353
  Intel                                              247,100             6,168
  International Business Machines                    170,600            14,023
  Juniper Networks (B)*                               71,500             1,594
  LSI Logic*                                         452,800             3,622
  McAfee (B)*                                         81,300             2,206
  Microsoft                                          207,000             5,413
  Motorola                                           269,800             6,095
  Qualcomm                                            39,800             1,715
  Sabre Holdings, Cl A                               207,300             4,998
  Sanmina-SCI*                                       249,400             1,062
  Scientific-Atlanta                                 107,400             4,626
  Solectron*                                         596,600             2,184
  Sybase (B)*                                        208,000             4,547
  Synopsys*                                          134,300             2,694
  Tech Data (B)*                                     158,601             6,293
  Texas Instruments                                  228,500             7,328
  Western Digital*                                   358,800             6,677
  Yahoo!*                                             80,300             3,146
                                                                  ------------
                                                                       211,308
                                                                  ------------
MATERIALS -- 3.3%
  Agrium                                             210,400             4,627
  Alcoa                                              169,300             5,006
  Dow Chemical                                       340,800            14,934
  E.I. Du Pont de Nemours                            193,200             8,211
  Eastman Chemical                                   215,600            11,123
  International Paper                                 59,300             1,993
  IPSCO                                               71,200             5,908
  Louisiana-Pacific (B)                              149,800             4,115
  Lubrizol                                           225,600             9,798
  Lyondell Chemical                                   68,100             1,622
  Martin Marietta Materials                           50,100             3,844
  MeadWestvaco                                       155,000             4,344
  Nucor                                              220,800            14,732
  Phelps Dodge                                        29,400             4,230
  PPG Industries                                     200,800            11,626
  Rohm & Haas                                        104,400             5,055
  Smurfit-Stone Container (B)*                        62,000               878
  Sonoco Products                                     52,200             1,535
  United States Steel (B)                             36,400             1,750
  Weyerhaeuser                                       110,200             7,311
                                                                  ------------
                                                                       122,642
                                                                  ------------
TELECOMMUNICATION SERVICES -- 4.5%
  AT&T (B)                                         2,276,905            55,761
  BellSouth (B)                                    1,101,500            29,851
  CenturyTel                                         348,500            11,556
  Nextel Partners, Cl A (B)*                         180,900             5,054

--------------------------------------------------------------------------------
                                                Shares/ Face      Market Value
Description                                 Amount ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Sprint Nextel                                      457,850      $     10,695
  Telephone & Data Systems                            56,800             2,047
  Verizon Communications                           1,758,100            52,954
                                                                  ------------
                                                                       167,918
                                                                  ------------
UTILITIES -- 5.2%
  American Electric Power (B)                        523,200            19,405
  Centerpoint Energy (B)                             150,000             1,927
  Constellation Energy Group                         187,400            10,794
  DTE Energy (B)                                     187,500             8,098
  Duke Energy (B)                                    602,500            16,539
  Edison International                               385,207            16,799
  Energy East                                        213,700             4,872
  Entergy                                            195,500            13,421
  Exelon                                             151,300             8,040
  FirstEnergy (B)                                    264,900            12,977
  FPL Group (B)                                       50,000             2,078
  KeySpan                                             50,200             1,792
  Northeast Utilities                                281,985             5,552
  Oneok (B)                                          244,900             6,522
  Pepco Holdings                                     216,200             4,836
  PG&E                                               178,400             6,622
  Pinnacle West Capital (B)                          183,500             7,588
  Progress Energy (B)                                242,500            10,651
  SCANA                                              121,000             4,765
  Sempra Energy                                      180,700             8,103
  TXU                                                172,900             8,678
  Wisconsin Energy                                    87,600             3,422
  Xcel Energy                                        562,000            10,375
                                                                  ------------
                                                                       193,856
                                                                  ------------
Total Common Stock
  (Cost $3,026,790) ($ Thousands)                                    3,635,802
                                                                  ------------

CORPORATE OBLIGATIONS (C) (E) -- 6.5%

FINANCIALS -- 6.5%
  Allstate Life Global Funding II MTN
    4.390%, 01/16/07                           $       3,145             3,145
  American General Finance (F)
    4.390%, 01/16/07                                   3,760             3,759
    4.369%, 01/16/07                                   6,152             6,152
  American General Finance MTN, Ser F
    5.875%, 07/14/06                                     683               690
  Bear Stearns, Ser EXL
    4.379%, 01/16/07                                  12,168            12,168
  CCN Bluegrass
    4.440%, 08/18/06                                   4,443             4,443
  CIT Group MTN
    4.342%, 05/12/06                                  17,090            17,090
    4.182%, 04/19/06                                   1,709             1,709
  Caterpillar Financial Services MTN, Ser F
    4.235%, 07/10/06                                   3,418             3,418
  Countrywide Financial MTN, Ser A
    4.550%, 09/13/06                                  12,646            12,646
    4.351%, 11/03/06                                   3,418             3,418
    4.341%, 11/03/06                                   3,760             3,760
  Countrywide Home Loans MTN, Ser M
    4.323%, 01/31/06                                   1,504             1,504
  Dekabank
    4.183%, 08/19/06                                  12,646            12,645

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
  Irish Life & Permanent MTN, Ser X
    4.405%, 01/22/07                           $       2,734      $      2,734
    4.399%, 01/22/07                                   6,357             6,357
  Islandsbanki (F)
    4.420%, 01/22/07                                   5,810             5,810
  Jackson National Life Funding (F)
    4.291%, 01/02/07                                  15,039            15,039
  Kaupthing Bank MTN
    4.399%, 01/19/07                                  17,090            17,090
  Landsbanki Islands (F)
    4.450%, 01/16/07                                  12,988            12,988
  Liberty Lighthouse US Capital MTN
    4.387%, 05/10/06                                   6,836             6,834
  Morgan Stanley, Ser EXL
    4.341%, 01/04/07                                   2,393             2,393
  Morgan Stanley, Ser EXLS
    4.306%, 02/05/07                                   3,418             3,418
  Natexis Banques (F)
    4.367%, 01/16/07                                   6,665             6,664
  Nationwide Building Society (F)
    4.547%, 09/28/06                                   3,418             3,418
    4.331%, 01/05/07                                   6,836             6,836
  Nordbank (F)
    4.385%, 01/23/07                                  11,621            11,619
  Northern Rock (F)
    4.321%, 10/03/06                                   7,041             7,041
  Pacific Life Global Funding (F)
    4.382%, 01/15/07                                   5,127             5,127
  SLM, Ser EXLS
    4.369%, 01/16/07                                   7,519             7,519
  Sigma Finance MTN
    4.745%, 11/09/06                                   3,691             3,691
  Skandinav Enskilda Bank
    4.367%, 01/18/07                                   7,519             7,519
  Witherspoon CDO
    4.396%, 03/15/06                                   2,051             2,051
  Xl Life and Annuity (F)
    4.422%, 06/30/06                                   6,494             6,496
    4.379%, 01/16/07                                   9,570             9,570
    4.376%, 02/06/06                                   2,051             2,051
    4.336%, 02/06/06                                   1,367             1,367
    4.332%, 02/06/06                                   3,691             3,692
                                                                  ------------
Total Corporate Obligations
  (Cost $243,871) ($ Thousands)                                        243,871
                                                                  ------------
CASH EQUIVALENT -- 3.1%
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A, 4.20% ++                116,720,518           116,721
                                                                  ------------
Total Cash Equivalent
  (Cost $116,721) ($ Thousands)                                        116,721
                                                                  ------------

ASSET-BACKED SECURITIES (C) (E) -- 1.5%

MORTGAGE RELATED SECURITIES -- 1.5%
  Blue Heron Funding, Ser 9A, Cl A1
    4.409%, 02/22/06                                   6,836             6,836
  CCN Independence IV
    4.439%, 07/17/06                                   2,393             2,393
  Cheyne High Grade, Ser 2004-1A, Cl
    4.330%, 11/10/06                                   3,418             3,418
  Commodore, Ser 2003-2A, Cl A1MM
    4.560%, 12/12/38                                   3,144             3,144

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Duke Funding, Ser 2004-6B, Cl A1S1
    4.185%, 10/10/06                           $       5,127      $      5,127
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    4.429%, 06/25/06                                   6,836             6,836
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    4.518%, 05/18/06                                   5,604             5,604
  Park Place Securities NIM Trust,
    Ser MM1, Cl AM4
    4.419%, 05/25/06                                   6,095             6,095
  RMAC, Ser 2004-NS3A, Cl A1
    4.360%, 09/12/06                                   1,666             1,666
  Saturn Ventures II
    4.391%, 02/07/06                                   6,836             6,836
  TIAA Real Estate, Ser 2003 1A, Cl A1
    4.410%, 09/28/06                                   4,414             4,414
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                                   1,709             1,709
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                                   1,025             1,025
                                                                  ------------
Total Asset-Backed Securities
  (Cost $55,103) ($ Thousands)                                          55,103
                                                                  ------------
MASTER NOTES (C) (E) (G) -- 0.7%
  Bank of America
    4.330%, 01/03/06                                  17,089            17,089
  Bear Stearns
    4.370%, 01/03/06                                   8,203             8,203
                                                                  ------------
Total Master Notes
  (Cost $25,292) ($ Thousands)                                          25,292
                                                                  ------------
COMMERCIAL PAPER (C) (D) -- 0.6%
  ADRO
    4.352%, 01/03/06                                   2,734             2,733
  Mica Funding LLC
    4.302%, 01/03/06                                   2,601             2,601
  Rhineland Funding
    4.295%, 01/30/06                                  11,963            11,920
    4.276%, 02/01/06                                   5,909             5,887
                                                                  ------------
Total Commercial Paper
  (Cost $23,141) ($ Thousands)                                          23,141
                                                                  ------------
TIME DEPOSIT (C) -- 0.1%
  Lummis
    4.000%, 01/03/06                                   3,418             3,418
                                                                  ------------
Total Time Deposit
  (Cost $3,418) ($ Thousands)                                            3,418
                                                                  ------------
U.S. TREASURY OBLIGATION (A) -- 0.3%
  U.S. Treasury Bills
    4.198%, 05/25/06                                  11,190      $     11,010
                                                                  ------------
Total U.S. Treasury Obligation
  (Cost $11,006) ($ Thousands)                                          11,010
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) -- 1.9%

Barclays Capital
  4.250%, dated 12/30/05, to be
  repurchased on 01/03/06, repurchase price
  $9,892,556 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $2,184,404 -
  $4,612,164, 4.300% - 4.500%, 05/11/07
  - 09/26/08; with total
  market value $10,092,826)                    $       9,888      $      9,888
Deutsche Bank Securities
  4.250%, dated 12/30/05, to be repurchased
  on 01/03/06, repurchase price
  $20,149,157 (collateralized by various
  U.S. Government Obligations, ranging in
  par value $1,966,134 - $7,952,823, 3.875%
  - 4.500%, 02/15/10 - 07/06/10; with
  total market value $20,539,203)                     20,140            20,140
Lehman Brothers
  4.240%, dated 12/30/05, to be repurchased
  on 01/03/06, repurchase price
  $42,470,776 (collateralized by various
  U.S. Government Obligations, ranging in
  par value $410 - $3,271,307, 0.000%
  - 6.120%, 05/15/06 - 03/23/28; with total
  market value $43,299,809)                           42,451            42,451
                                                                  ------------
Total Repurchase Agreements
  (Cost $72,479) ($ Thousands)                                          72,479
                                                                  ------------

Total Investments -- 111.3%
  (Cost $3,577,821) ($ Thousands)                                 $  4,186,837
                                                                  ============

--------------------------------------------------------------------------------

Futures -- A summary of the open future contracts held by the Fund at December 31, 2005 is as follows:

--------------------------------------------------------------------------------
                                                                   Unrealized
Type of                   Number of            Expiration         Depreciation
Contract                  Contracts               Date            ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Index               330                  Mar-06           $   (1,106)
                                                                  -----------

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $3,762,749,987.

*     Non-income producing security.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets. Rate shown is the 7-day effective yield as of December 31, 2005.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $410,957 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $423,304 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the schedule of investments is the rate in effect as of December 31, 2005.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(G)   The date shown is the earlier of the reset date or the demand date.

CDO -- Collateralized Debt Obligation
Cl  -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

 At December 31, 2005, the tax basis cost of the Fund's investments was $3,577,821 ($ Thousands), and the unrealized appreciation and depreciation were $730,827 ($ Thousands) and $(121,811) ($ Thousands) respectively.

 For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.4%

CONSUMER DISCRETIONARY -- 19.2%
  Abercrombie & Fitch, Cl A                           42,332      $      2,759
  Advance Auto Parts*                                 66,673             2,898
  American Eagle Outfitters                          165,503             3,803
  AnnTaylor Stores*                                   15,296               528
  Apollo Group, Cl A (B)*                            554,319            33,514
  Applebee's International                             3,310                75
  Autozone*                                            7,269               667
  Barnes & Noble                                         931                40
  Beazer Homes USA                                     3,175               231
  Bed Bath & Beyond*                                 464,990            16,809
  Best Buy                                             7,400               322
  Blue Nile*                                           2,300                93
  Boyd Gaming                                          4,536               216
  Brinker International                               56,358             2,179
  Brunswick*                                          20,470               832
  Cablevision Systems, Cl A*                          58,446             1,372
  Career Education (B)*                               64,647             2,180
  Carmax*                                              3,511                97
  Carnival                                           257,550            13,771
  CBRL Group                                           5,466               192
  CCE Spinco                                           1,966                26
  Centex                                               6,047               432
  Cheesecake Factory*                                 32,881             1,229
  Chico's FAS*                                        68,727             3,019
  Claire's Stores                                      9,800               286
  Clear Channel Communications                       313,393             9,856
  Coach*                                             163,187             5,441
  Comcast, Cl A (B)*                                 281,190             7,300
  Darden Restaurants                                 114,021             4,433
  Dex Media                                            9,676               262
  Discovery Holding, Cl A                             27,492               416
  Dollar General (B)                                 125,564             2,395
  Dollar Tree Stores*                                  9,289               222
  DR Horton                                            4,233               151
  E.W. Scripps, Cl A                                  40,797             1,959
  eBay*                                            1,476,800            63,872
  EchoStar Communications, Cl A*                       6,506               177
  Entercom Communications*                                84                 2
  Expedia*                                            42,585             1,020
  Foot Locker                                          5,069               120
  Fortune Brands                                     134,158            10,467
  Gap (B)                                             59,449             1,049
  Getty Images*                                       11,829             1,056
  Goodyear Tire & Rubber*                              2,422                42
  GTECH Holdings                                      64,999             2,063
  H&R Block                                            2,117                52
  Harley-Davidson (B)                                 91,931             4,734
  Harman International Industries                     43,143             4,222
  Harrah's Entertainment (B)                         172,014            12,263
  Harte-Hanks                                          2,570                68
  Hilton Hotels                                       22,417               540
  Home Depot                                         410,677            16,624
  Hovnanian Enterprises, Cl A*                        12,271               609
  IAC/InterActive*                                    30,967               877
  International Game Technology                    1,175,000            36,166
  ITT Educational Services*                           13,480               797
  J.C. Penney                                        115,934             6,446
  Jack in the Box*                                     1,877                66
  John Wiley & Sons, Cl A                             22,578               881
  KB Home                                             20,331             1,477
  Kohl's (B)*                                        336,310            16,345
  Lamar Advertising, Cl A (B)*                       166,514             7,683
  Laureate Education*                                  2,873               151
  Lennar, Cl A                                         1,617                99

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Liberty Global, Cl A (B)*                          921,082      $     20,724
  Liberty Global, Ser C*                             774,000            16,409
  Liberty Media, Cl A (B)*                           292,874             2,305
  Lowe's (B)                                         369,498            24,631
  Marriott International, Cl A (B)                   242,134            16,216
  Mattel                                              11,857               188
  McDonald's                                         644,000            21,716
  McGraw-Hill                                        565,093            29,176
  MGM Mirage (B)*                                    816,143            29,928
  Michaels Stores                                     16,630               588
  Newell Rubbermaid                                   27,836               662
  News, Cl A                                           4,384                68
  Nike, Cl B (B)                                     197,900            17,176
  Nordstrom                                           42,350             1,584
  NVR*                                                 1,370               962
  O'Reilly Automotive*                                37,122             1,188
  Omnicom Group                                      210,764            17,942
  Outback Steakhouse                                  22,432               933
  Panera Bread, Cl A*                                 18,596             1,221
  Penn National Gaming*                                4,838               159
  Pixar*                                               9,884               521
  Polaris Industries (B)                              38,164             1,916
  Polo Ralph Lauren                                    5,021               282
  R.H. Donnelley*                                        605                37
  RadioShack                                          19,561               411
  Reebok International                                 8,920               519
  Rent-A-Center*                                      16,829               317
  Ross Stores                                         40,576             1,173
  Saks*                                               16,479               278
  Sears Holdings*                                      1,226               142
  Select Comfort (B)*                                 15,875               434
  ServiceMaster                                        9,978               119
  Sherwin-Williams                                    12,567               571
  Sonic*                                              20,531               606
  Standard-Pacific                                    19,949               734
  Staples                                          1,831,295            41,589
  Starbucks*                                         122,755             3,684
  Starwood Hotels & Resorts Worldwide                  4,082               261
  Station Casinos                                     29,314             1,987
  Strayer Education                                      260                24
  Target (B)                                         213,989            11,763
  Tiffany                                              2,600               100
  Timberland, Cl A*                                   33,642             1,095
  Time Warner                                        652,648            11,382
  TJX                                                  3,780                88
  Toll Brothers*                                      67,904             2,352
  Univision Communications, Cl A (B)*                700,888            20,599
  Valassis Communications (B)*                       156,610             4,553
  Viacom, Cl B*                                      625,473            20,390
  Walt Disney*                                        26,739               641
  Weight Watchers International (B)*                 526,516            26,026
  Wendy's International                               16,498               912
  Wynn Resorts*                                        1,361                75
  XM Satellite Radio Holdings, Cl A (B)*           1,172,339            31,981
  Yum! Brands                                        137,454             6,444
                                                                  ------------
                                                                       707,755
                                                                  ------------
CONSUMER STAPLES -- 10.4%
  Altria Group                                       121,940             9,111
  Anheuser-Busch                                      90,252             3,877
  Avon Products                                        6,803               194
  BJ's Wholesale Club*                                   278                 8
  Brown-Forman, Cl B                                  34,942             2,422
  Campbell Soup                                       40,901             1,218
  Church & Dwight                                     23,365               772
  Clorox                                               8,466               482
  Coca-Cola                                          399,417            16,101

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Coca-Cola Enterprises                               20,108      $        385
  Colgate-Palmolive                                  320,567            17,583
  Costco Wholesale (B)                               146,300             7,237
  CVS                                                 38,830             1,026
  Energizer Holdings (B)*                             35,508             1,768
  Estee Lauder, Cl A (B)                             406,154            13,598
  General Mills                                        8,229               406
  Hershey                                             36,155             1,998
  HJ Heinz                                             4,362               147
  Kellogg                                              6,900               298
  Kimberly-Clark                                      27,102             1,617
  Parlux Fragrances (B)*                              27,817               849
  Pepsi Bottling Group                               124,253             3,555
  PepsiCo                                          1,053,814            62,259
  Pilgrim's Pride                                     19,998               663
  Procter & Gamble                                 1,802,551           104,332
  Sysco (B)                                          148,486             4,611
  USANA Health Sciences*                               1,804                69
  UST                                                  5,594               228
  Wal-Mart Stores                                  1,387,241            64,923
  Walgreen                                           975,653            43,182
  Whole Foods Market                                  68,350             5,290
  WM Wrigley Jr. (B)                                 186,255            12,384
                                                                  ------------
                                                                       382,593
                                                                  ------------
ENERGY -- 5.9%
  Anadarko Petroleum                                   3,060               290
  Apache                                               1,202                82
  Arch Coal                                           16,933             1,346
  Baker Hughes                                       266,333            16,188
  BJ Services (B)                                    150,299             5,511
  Chesapeake Energy                                   36,032             1,143
  Chevron                                             28,522             1,619
  ConocoPhillips                                     378,643            22,029
  Consol Energy                                       15,539             1,013
  Cooper Cameron*                                     20,852               863
  Denbury Resources*                                  16,026               365
  Devon Energy                                         4,918               308
  Diamond Offshore Drilling (B)                       90,007             6,261
  EOG Resources                                       45,313             3,325
  FMC Technologies*                                    2,000                86
  Grant Prideco*                                      21,653               955
  Halliburton (B)                                    568,894            35,249
  Helmerich & Payne                                   54,453             3,371
  Kinder Morgan                                       27,427             2,522
  Massey Energy                                        7,616               288
  Murphy Oil                                           3,477               188
  National Oilwell Varco*                             36,277             2,275
  Newfield Exploration*                               53,725             2,690
  Noble Energy                                         8,769               353
  Patterson-UTI Energy                                90,417             2,979
  Peabody Energy                                      24,709             2,036
  Pioneer Natural Resources                            5,443               279
  Plains Exploration & Production*                    19,503               775
  Pogo Producing (B)                                   3,901               194
  Pride International*                                11,339               349
  Quicksilver Resources*                              22,204               933
  Range Resources                                     10,687               281
  Rowan (B)*                                          68,281             2,434
  Schlumberger                                       650,191            63,166
  Smith International                                 10,200               379
  Southwestern Energy*                                17,504               629
  Suncor Energy                                      260,090            16,419
  Sunoco                                              48,446             3,797
  Tesoro                                              10,281               633
  Tidewater                                           79,274             3,525
  Unit*                                               54,750             3,013

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Valero Energy                                        4,372     $         226
  Western Gas Resources                               38,523             1,814
  Williams                                             7,696               178
  XTO Energy                                          86,107             3,784
                                                                  ------------
                                                                       216,143
                                                                  ------------
FINANCIALS -- 7.3%
  Affiliated Managers Group*                           2,570               206
  Aflac                                               37,634             1,747
  American Express                                   588,976            30,309
  American Financial Group                             7,280               279
  American International Group                       238,330            16,261
  AmeriCredit (B)*                                     9,835               252
  Ameriprise Financial                                17,377               712
  Ameritrade Holding*                                 33,866               813
  BlackRock, Cl A                                        605                66
  Brown & Brown                                       23,800               727
  Capital One Financial (B)                           31,254             2,700
  CB Richard Ellis Group, Cl A*                       13,758               810
  Charles Schwab                                   1,372,199            20,130
  Chicago Mercantile Exchange Holdings (B)           119,177            43,796
  Commerce Bancorp                                    33,542             1,154
  Eaton Vance                                          6,423               176
  Fannie Mae                                           3,909               191
  Federal Realty Investment Trust+                    10,594               643
  Federated Investors, Cl B                            9,900               367
  Fifth Third Bancorp                                 40,215             1,517
  Forest City Enterprises, Cl A                       45,004             1,707
  Franklin Resources                                  33,412             3,141
  Freddie Mac                                        501,610            32,780
  General Growth Properties+                          24,794             1,165
  Genworth Financial, Cl A                               872                30
  Golden West Financial (B)                           72,774             4,803
  Goldman Sachs Group                                 44,396             5,670
  Hanover Insurance Group*                             1,058                44
  HCC Insurance Holdings                              39,308             1,167
  IndyMac Bancorp                                     20,283               791
  Keycorp                                             11,147               367
  Legg Mason                                          44,146             5,284
  Lehman Brothers Holdings                             7,650               980
  Markel*                                                763               242
  MGIC Investment                                        418                28
  Moody's (B)                                        889,568            54,637
  Morgan Stanley                                      75,393             4,278
  Northern Trust                                      35,173             1,823
  Nuveen Investments, Cl A                            11,365               484
  Peoples Bank                                        16,600               516
  Philadelphia Consolidated Holding*                   9,827               950
  Progressive                                          8,573             1,001
  Public Storage+                                      6,501               440
  Radian Group                                        12,021               704
  Simon Property Group+                                8,618               660
  SLM                                                 67,018             3,692
  St. Joe                                             56,040             3,767
  St. Paul Travelers                                  40,758             1,821
  State Street                                         6,350               352
  Synovus Financial                                    3,353                91
  T Rowe Price Group                                   1,512               109
  Transatlantic Holdings                               1,512               102
  US Bancorp                                         123,187             3,682
  Wells Fargo                                         50,269             3,158
  Westcorp                                             4,775               318
  Willis Group Holdings                              128,580             4,750
  WR Berkley                                          13,456               641
                                                                  ------------
                                                                       269,031
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 19.8%
  Abbott Laboratories                                286,516      $     11,297
  Aetna                                               43,127             4,067
  Affymetrix*                                         43,239             2,065
  Allergan (B)                                       543,776            58,706
  AmerisourceBergen                                      836                35
  Amgen*                                             700,607            55,250
  Barr Pharmaceuticals*                               62,281             3,879
  Bausch & Lomb                                       37,770             2,565
  Baxter International (B)                           198,729             7,482
  Becton Dickinson                                    92,884             5,580
  Biogen Idec*                                        98,790             4,478
  Boston Scientific*                                 113,481             2,779
  Bristol-Myers Squibb                                81,452             1,872
  C.R. Bard                                           43,362             2,858
  Cardinal Health                                     93,129             6,403
  Caremark Rx*                                       445,864            23,091
  Celgene*                                            38,730             2,510
  Cephalon*                                              521                34
  Cerner*                                             11,425             1,039
  Chiron*                                             27,475             1,222
  Cigna                                               10,907             1,218
  Community Health Systems*                           32,662             1,252
  Covance*                                            27,256             1,323
  Coventry Health Care*                               23,989             1,366
  Cytyc (B)*                                          66,880             1,888
  Dade Behring Holdings                               43,222             1,767
  DaVita*                                             47,051             2,383
  Digene*                                              7,278               212
  Edwards Lifesciences (B)*                           62,257             2,590
  Eli Lilly                                          632,580            35,798
  Endo Pharmaceuticals Holdings*                      35,377             1,070
  Express Scripts*                                    42,640             3,573
  Fisher Scientific International (B)*               195,210            12,076
  Forest Laboratories*                                67,429             2,743
  Genentech*                                       1,018,438            94,206
  Genzyme*                                            22,493             1,592
  Gilead Sciences*                                    14,984               789
  Guidant                                             36,035             2,333
  HCA                                                100,632             5,082
  Health Management Associates, Cl A                  73,065             1,604
  Health Net*                                         44,736             2,306
  Henry Schein*                                       21,166               924
  Hillenbrand Industries                               8,329               412
  Hospira*                                            36,015             1,541
  Humana*                                             16,572               900
  Idexx Laboratories*                                 24,794             1,785
  IMS Health                                          35,516               885
  Inamed*                                              1,663               146
  Invitrogen*                                         16,836             1,122
  IVAX*                                               88,878             2,785
  Johnson & Johnson                                1,005,214            60,413
  Laboratory of America Holdings (B)*                 49,504             2,666
  LifePoint Hospitals*                                31,019             1,163
  Lincare Holdings*                                   42,890             1,798
  Manor Care                                          10,853               432
  McKesson                                            60,712             3,132
  Medco Health Solutions*                            374,851            20,917
  Medimmune*                                          23,547               825
  Medtronic                                          816,114            46,984
  Merck                                              316,021            10,053
  Millipore*                                          29,777             1,966
  Mylan Laboratories                                  24,196               483
  Neurocrine Biosciences*                              2,500               157
  Omnicare                                            25,399             1,453
  OraSure Technologies*                                7,114                63
  Patterson*                                          16,592               554

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Pfizer                                             414,879      $      9,675
  Pharmaceutical Product Development*                 25,702             1,592
  Protein Design Labs*                                27,516               782
  Quest Diagnostics                                   36,105             1,859
  Renal Care Group*                                   50,016             2,366
  Resmed*                                             52,190             1,999
  Respironics*                                        78,947             2,927
  Schering-Plough                                    134,591             2,806
  Sepracor (B)*                                       40,895             2,110
  Sierra Health Services*                                204                16
  St. Jude Medical*                                   63,386             3,182
  Stryker                                            755,655            33,574
  Techne*                                             18,469             1,037
  Triad Hospitals*                                    17,102               671
  UnitedHealth Group                                 865,320            53,771
  Universal Health Services, Cl B                     46,948             2,194
  Varian Medical Systems*                              3,709               187
  VCA Antech*                                         52,128             1,470
  Waters (B)*                                         59,449             2,247
  WellPoint*                                          65,933             5,261
  Wyeth                                              436,628            20,115
  Zimmer Holdings (B)*                               622,027            41,949
                                                                  ------------
                                                                       729,732
                                                                  ------------
INDUSTRIALS -- 8.5%
  3M                                                 384,222            29,777
  Alliant Techsystems (B)*                            11,505               876
  American Power Conversion                          126,800             2,790
  American Standard                                      483                19
  Ametek                                              12,657               538
  AMR*                                                37,747               839
  Aramark, Cl B                                       34,151               949
  Boeing                                              48,416             3,401
  Carlisle                                             7,015               485
  Caterpillar                                         47,472             2,742
  Cendant                                            672,712            11,604
  CH Robinson Worldwide                               21,166               784
  CNF (B)                                             26,009             1,454
  Copart*                                              1,965                45
  Corporate Executive Board                            9,475               850
  Deere                                               51,277             3,493
  Dover                                                9,800               397
  Eaton                                               37,046             2,485
  Emerson Electric                                    31,254             2,335
  Equifax                                             63,952             2,431
  Expeditors International Washington                627,000            42,329
  Fastenal (B)                                        88,736             3,478
  FedEx                                                6,120               633
  General Dynamics                                     8,400               958
  General Electric                                 1,888,244            66,183
  Goodrich                                             3,661               150
  Harsco                                               5,792               391
  Herman Miller                                       53,493             1,508
  HNI                                                 31,499             1,730
  Illinois Tool Works                                226,754            19,952
  Ingersoll-Rand, Cl A                                82,179             3,318
  ITT Industries                                       9,628               990
  Jacobs Engineering Group*                           30,670             2,082
  Joy Global                                          19,508               780
  Landstar System                                     23,168               967
  Lockheed Martin                                    101,315             6,447
  Manpower                                             3,060               142
  MSC Industrial Direct, Cl A                          1,504                61
  Navistar International*                            104,364             2,987
  Northrop Grumman (B)                                38,248             2,299
  Oshkosh Truck                                       49,088             2,189

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Paccar                                              64,367      $      4,456
  Pitney Bowes                                        33,549             1,417
  Precision Castparts                                 30,124             1,561
  Robert Half International (B)                       11,042               418
  Rockwell Automation                                 46,166             2,731
  Rockwell Collins                                    40,347             1,875
  Roper Industries                                    25,550             1,010
  Ryder System                                        13,114               538
  Stericycle*                                         23,595             1,389
  Textron                                                874                67
  Thomas & Betts*                                     10,272               431
  United Parcel Service, Cl B                        797,929            59,964
  United Technologies                                122,890             6,871
  USG*                                                   656                43
                                                                  ------------
                                                                       310,639
                                                                  ------------
INFORMATION TECHNOLOGY -- 23.0%
  Activision*                                         65,114               895
  Adobe Systems                                       67,926             2,511
  Adtran                                               9,945               296
  Advanced Micro Devices*                              2,599                80
  Agere Systems*                                      14,796               191
  Agilent Technologies*                               32,005             1,065
  Akamai Technologies*                                18,404               367
  Alliance Data Systems*                              31,866             1,134
  Amphenol, Cl A                                      30,761             1,361
  Analog Devices                                       8,400               301
  Apple Computer*                                     73,939             5,315
  Applied Materials                                   77,105             1,383
  Autodesk                                            36,793             1,580
  Automatic Data Processing                           25,550             1,173
  Avnet*                                              31,295               749
  Avocent*                                             9,768               266
  Belden CDT                                           6,497               159
  BMC Software*                                       96,632             1,980
  Broadcom, Cl A*                                     59,047             2,784
  Cadence Design Systems (B)*                         49,755               842
  CDW                                                 62,072             3,574
  Ceridian*                                           23,008               572
  Certegy                                              3,200               130
  Checkfree (B)*                                      20,672               949
  Cisco Systems*                                   2,140,786            36,650
  Citrix Systems*                                     35,467             1,021
  Cognizant Technology
      Solutions, Cl A*                                22,201             1,118
  Computer Associates International                    2,419                68
  Compuware*                                          31,261               280
  Comverse Technology*                                 6,047               161
  Corning*                                            92,225             1,813
  Cymer*                                              32,566             1,156
  Dell*                                            1,082,046            32,451
  Digital Insight*                                    27,539               882
  Electronic Arts*                                   271,569            14,206
  EMC*                                             1,089,332            14,837
  F5 Networks*                                         1,361                78
  Fair Isaac                                          44,470             1,964
  First Data                                       1,565,173            67,318
  Fiserv*                                            124,174             5,373
  Freescale Semiconductor, Cl B*                      26,222               660
  Global Payments                                     55,940             2,607
  Google, Cl A*                                       36,051            14,956
  Harris                                              43,827             1,885
  Hewlett-Packard                                    346,400             9,917
  Hyperion Solutions*                                  1,360                49
  Ingram Micro, Cl A*                                 54,968             1,096
  Intel                                            1,537,917            38,386
  Interdigital Communications*                         9,835               180

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  International Business Machines                    269,139      $     22,123
  International Rectifier*                             2,873                92
  Intersil, Cl A                                      38,882               967
  Intuit (B)*                                        731,150            38,970
  Iron Mountain*                                      33,408             1,411
  Jabil Circuit*                                      48,227             1,789
  Juniper Networks (B)*                              790,823            17,635
  Kla-Tencor                                           2,721               134
  Komag*                                               5,895               204
  Lam Research (B)*                                   19,090               681
  Lexmark International, Cl A (B)*                    14,207               637
  Linear Technology (B)                              399,615            14,414
  LSI Logic*                                          92,670               741
  Maxim Integrated Products                          401,300            14,543
  McAfee*                                             20,097               545
  MEMC Electronic Materials*                          96,759             2,145
  Mercury Interactive*                                 2,419                67
  Mettler Toledo International*                        8,305               458
  Micrel*                                             37,483               435
  Micron Technology*                                  27,100               361
  Microsoft                                        5,097,078           133,289
  MicroStrategy, Cl A (B)*                            19,220             1,590
  Motorola                                           365,251             8,251
  National Instruments                                53,785             1,724
  National Semiconductor                             246,096             6,394
  NAVTEQ (B)*                                        483,024            21,190
  NCR*                                                 8,797               299
  Network Appliance (B)*                              11,806               319
  Nvidia*                                             23,359               854
  Oracle*                                            758,893             9,266
  Paychex                                          1,478,897            56,376
  QLogic*                                             24,454               795
  Qualcomm                                         2,711,788           116,824
  Red Hat (B)*                                       102,884             2,803
  Reynolds & Reynolds, Cl A                            8,024               225
  Salesforce.com*                                     19,076               611
  SanDisk (B)*                                       889,024            55,849
  Scientific-Atlanta                                  13,375               576
  Serena Software (B)*                                 7,650               179
  Siebel Systems                                      25,702               272
  Synaptics (B)*                                      23,129               572
  Synopsys*                                          115,236             2,312
  Tech Data (B)*                                      33,954             1,347
  Teradyne*                                           15,110               220
  Texas Instruments                                  428,615            13,746
  Trimble Navigation*                                 15,270               542
  Western Digital*                                    99,056             1,843
  Xerox (B)*                                         121,849             1,785
  Xilinx                                               8,546               215
  Yahoo!*                                            224,411             8,792
                                                                  ------------
                                                                       846,181
                                                                  ------------
MATERIALS -- 1.6%
  Ball                                                46,007             1,827
  Chemtura                                             5,102                65
  Dow Chemical                                        84,824             3,717
  E.I. Du Pont de Nemours                              3,696               157
  Eagle Materials (B)                                  4,590               562
  Florida Rock Industries                             27,781             1,363
  Freeport-McMoRan Copper & Gold,
      Cl B (B)                                        87,534             4,709
  Martin Marietta Materials                           56,673             4,348
  Monsanto                                            36,557             2,834
  Phelps Dodge                                        11,800             1,698
  Praxair                                            661,583            35,037
  Quanex                                               2,732               136
  Scotts Miracle-Gro, Cl A                             5,140               233

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                               Shares/Face        Market Value
Description                                 Amount ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Sealed Air*                                          6,350      $        357
  Vulcan Materials                                     1,724               117
                                                                  ------------
                                                                        57,160
                                                                  ------------
TELECOMMUNICATION SERVICES -- 1.5%
  Alamosa Holdings*                                   16,933               315
  Alltel                                               1,512                95
  American Tower, Cl A (B)*                          290,128             7,863
  Crown Castle International (B)*                    436,942            11,758
  Nextel Partners, Cl A*                              72,215             2,018
  NII Holdings*                                       40,270             1,759
  Sprint Nextel                                    1,362,752            31,834
                                                                  ------------
                                                                        55,642
                                                                  ------------
UTILITIES -- 0.2%
  AES*                                                46,060               729
  Alliant Energy                                       6,557               184
  Aqua America                                        11,087               303
  Equitable Resources                                  2,117                78
  Questar                                             14,665             1,110
  TXU                                                120,828             6,064
                                                                  ------------
                                                                         8,468
                                                                  ------------
Total Common Stock
  (Cost $3,145,491) ($ Thousands)                                    3,583,344
                                                                  ------------

CORPORATE OBLIGATIONS (C) (E) -- 6.2%

FINANCIALS -- 6.2%
  Allstate Life Global Funding II
    MTN
    4.390%, 01/16/07                           $       2,932             2,932
  American General Finance (F)
    4.390%, 01/16/07                                   3,506             3,505
    4.369%, 01/16/07                                   5,737             5,737
  American General Finance MTN, Ser F
    5.875%, 07/14/06                                     637               644
  Bear Stearns, Ser EXL
    4.379%, 01/16/07                                  11,346            11,346
  CCN Bluegrass
    4.440%, 08/18/06                                   4,143             4,143
  CIT Group MTN
    4.342%, 05/12/06                                  15,936            15,936
    4.182%, 04/19/06                                   1,594             1,594
  Caterpillar Financial Services MTN, Ser F
    4.235%, 07/10/06                                   3,187             3,187
  Countrywide Financial MTN, Ser A
    4.550%, 09/13/06                                  11,792            11,792
    4.351%, 11/03/06                                   3,187             3,187
    4.341%, 11/03/06                                   3,506             3,506
  Countrywide Home Loans MTN, Ser M
    4.323%, 01/31/06                                   1,402             1,402
  Dekabank
    4.183%, 08/19/06                                  11,792            11,791
  Irish Life & Permanent MTN, Ser X
    4.405%, 01/22/07                                   2,550             2,549
    4.399%, 01/22/07                                   5,928             5,928
  Islandsbanki (F)
    4.420%, 01/22/07                                   5,418             5,418

--------------------------------------------------------------------------------
                                               Face/Amount        Market Value
Description                                ($ Thousands) Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Jackson National Life Funding (F)
    4.291%, 01/02/07                           $      14,024      $     14,024
  Kaupthing Bank MTN
    4.399%, 01/19/07                                  15,936            15,936
  Landsbanki Islands (F)
    4.450%, 01/16/07                                  12,111            12,111
  Liberty Lighthouse US Capital MTN
    4.387%, 05/10/06                                   6,374             6,373
  Morgan Stanley, Ser EXL
    4.341%, 01/04/07                                   2,231             2,231
  Morgan Stanley, Ser EXLS
    4.306%, 02/05/07                                   3,187             3,187
  Natexis Banques (F)
    4.367%, 01/16/07                                   6,215             6,214
  Nationwide Building Society (F)
    4.547%, 09/28/06                                   3,187             3,187
    4.331%, 01/05/07                                   6,374             6,374
  Nordbank (F)
    4.385%, 01/23/07                                  10,836            10,835
  Northern Rock (F)
    4.321%, 10/03/06                                   6,566             6,566
  Pacific Life Global Funding (F)
    4.382%, 01/15/07                                   4,781             4,781
  SLM, Ser EXLS
    4.369%, 01/16/07                                   7,012             7,012
  Sigma Finance MTN
    4.745%, 11/09/06                                   3,442             3,442
  Skandinav Enskilda Bank
    4.367%, 01/18/07                                   7,012             7,011
  Witherspoon CDO
    4.396%, 03/15/06                                   1,912             1,912
  Xl Life and Annuity (F)
    4.422%, 06/30/06                                   6,056             6,058
    4.379%, 01/16/07                                   8,924             8,924
    4.376%, 02/06/06                                   1,912             1,912
    4.336%, 02/06/06                                   1,275             1,275
    4.332%, 02/06/06                                   3,442             3,443
                                                                  ------------
Total Corporate Obligations
  (Cost $227,405) ($ Thousands)                                        227,405
                                                                  ------------

CASH EQUIVALENTS -- 2.4%

  Merrill Lynch EBP Master
       Repo, 3.69% **                              8,684,953             8,685
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.20% ** ++           80,385,773            80,386
                                                                  ------------
Total Cash Equivalents
  (Cost $89,071) ($ Thousands)                                          89,071
                                                                  ------------

ASSET-BACKED SECURITIES (C) (E) -- 1.4%

MORTGAGE RELATED SECURITIES -- 1.4%
  Blue Heron Funding, Ser 9A, Cl A1
    4.409%, 02/22/06                                   6,374             6,374
  CCN Independence IV
    4.439%, 07/17/06                                   2,231             2,231
  Cheyne High Grade, Ser 2004-1A, Cl
    4.330%, 11/10/06                                   3,187             3,187

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                ($ Thousands) Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Commodore, Ser 2003-2A, Cl A1MM
    4.560%, 12/12/38                           $       2,932      $      2,932
  Duke Funding, Ser 2004-6B, Cl A1S1
    4.185%, 10/10/06                                   4,781             4,781
  Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
    4.429%, 06/25/06                                   6,374             6,374
  Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
    4.518%, 05/18/06                                   5,226             5,226
  Park Place Securities NIM Trust,
    Ser MM1, Cl AM4
    4.419%, 05/25/06                                   5,684             5,684
  RMAC, Ser 2004-NS3A, Cl A1
    4.360%, 09/12/06                                   1,554             1,554
  Saturn Ventures II
    4.391%, 02/07/06                                   6,374             6,374
  TIAA Real Estate, Ser 2003 1A, Cl A1
    4.410%, 09/28/06                                   4,116             4,116
  Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                                   1,594             1,594
  Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                                     956               956
                                                                  ------------
Total Asset-Backed Securities
  (Cost $51,383) ($ Thousands)                                          51,383
                                                                  ------------

MASTER NOTES (C) (E) (G) -- 0.6%

  Bank of America
    4.330%, 01/03/06                                  15,936            15,936
  Bear Stearns
    4.370%, 01/03/06                                   7,649             7,649
                                                                  ------------
Total Master Notes
  (Cost $23,585) ($ Thousands)                                          23,585
                                                                  ------------

COMMERCIAL PAPER (C) (D) -- 0.6%

  ADRO
    4.352%, 01/03/06                                   2,550             2,549
  Mica Funding LLC
    4.302%, 01/03/06                                   2,426             2,425
  Rhineland Funding
    4.295%, 01/30/06                                  11,155            11,115
    4.276%, 02/01/06                                   5,510             5,489
                                                                  ------------
Total Commercial Paper
  (Cost $21,578) ($ Thousands)                                          21,578
                                                                  ------------

TIME DEPOSIT (C) -- 0.1%

  Lummis
    4.000%, 01/03/06                                   3,187             3,187
                                                                  ------------
Total Time Deposit
  (Cost $3,187) ($ Thousands)                                            3,187
                                                                   ------------

U.S. TREASURY OBLIGATION (A) -- 0.3%

  U.S. Treasury Bills
    4.198%, 05/25/06                                  10,025             9,863
                                                                  ------------
Total U.S. Treasury Obligation
  (Cost $9,860) ($ Thousands)                                            9,863
                                                                  ------------

--------------------------------------------------------------------------------
                                                    Face          Market Value
Description                                 Amount ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) -- 1.8%

Barclays Capital
  4.250%, dated 12/30/05, to be
  repurchased on 01/03/06, repurchase
  price $9,224,618 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $2,036,914 -
  $4,300,754, 4.300% - 4.500%, 05/11/07 -
  09/26/08; with total market value
  $9,411,366)                                  $       9,220      $      9,220
Deutsche Bank Securities
  4.250%, dated 12/30/05, to be
  repurchased on 01/03/06, repurchase
  price $18,788,702 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $1,833,382 -
  $17,319,031, 3.875% - 4.500%, 02/15/10
  - 07/06/10; with total market value
  $19,152,413)                                        18,780            18,780
Lehman Brothers
  4.240%, dated 12/30/05, to be
  repurchased on 01/03/06, repurchase
  price $39,603,183 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $382 - $3,050,431,
  0.000% - 6.120%, 05/15/06 - 03/23/28;
  with total market value $40,376,240)                39,585            39,585
                                                                  ------------
Total Repurchase Agreements
  (Cost $67,585) ($ Thousands)                                          67,585
                                                                  ------------

Total Investments -- 110.8%
  (Cost $3,639,145) ($ Thousands)                                 $  4,077,001
                                                                  ============

--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2005 is as follows:

--------------------------------------------------------------------------------
                                                                   Unrealized
Type of                              Number of      Expiration    Depreciation
Contract                             Contracts         Date       ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Index                           228           Mar-06      $       (816)
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2005

----------------------------------------------------------------------------

Percentages are based on Net Assets of $3,679,741,399.

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as fo December 31, 2005.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $383,508 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $394,723 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the schedule of investments is the rate in effect as of December 31, 2005.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(G)   The date shown is the earlier of the reset date or the demand date.

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

 At December 31, 2005, the tax basis cost of the Fund's investments was $3,639,145 ($ Thousands), and the unrealized appreciation and depreciation were $580,709 ($ Thousands) and $(142,853) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.1%

CONSUMER DISCRETIONARY -- 16.9%
  99 Cents Only Stores*                                2,500      $         26
  Aaron Rents                                          1,100                23
  Abercrombie & Fitch, Cl A (B)                        4,000               261
  Advance Auto Parts*                                    750                33
  Aeropostale*                                         1,000                26
  Alliance Gaming (B)*                                32,000               417
  America's Car-Mart*                                  1,400                23
  American Eagle Outfitters                            1,900                44
  American Greetings, Cl A (B)                        19,200               422
  AnnTaylor Stores (B)*                               23,850               823
  Applebee's International                               800                18
  Arbitron                                               900                34
  Arctic Cat*                                          3,100                62
  ArvinMeritor (B)                                    39,100               563
  Autoliv (B)                                         17,900               813
  Autonation*                                         13,100               285
  Bandag                                               5,600               239
  Barnes & Noble (B)                                  23,000               981
  Beasley Broadcasting Group, Cl A*                    5,900                80
  Beazer Homes USA                                     4,800               350
  Big 5 Sporting Goods                                 1,100                24
  Big Lots*                                            2,100                25
  Blue Nile (B)*                                         600                24
  Bob Evans Farms                                        800                18
  Borders Group                                       16,200               351
  BorgWarner (B)                                      25,965             1,574
  Bright Horizons Family Solutions (B)*               12,300               456
  Brunswick*                                          28,700             1,167
  Cabela's, Cl A (B)*                                  2,400                40
  California Pizza Kitchen*                              800                26
  Carmax*                                              1,100                30
  Carter's (B)*                                       19,970             1,175
  Catalina Marketing*                                    800                20
  Cato, Cl A                                          30,950               664
  Charlotte Russe Holding*                            16,630               346
  Charming Shoppes*                                    1,700                22
  Cheesecake Factory (B)*                             13,750               514
  Cherokee                                               900                31
  Circuit City Stores                                  9,900               224
  Citadel Broadcasting                                 1,600                22
  CKX (B)*                                             7,500                97
  Claire's Stores (B)                                  9,000               263
  Coach (B)*                                          32,100             1,070
  Coldwater Creek*                                       900                27
  Columbia Sportswear (B)*                             1,700                81
  Corinthian Colleges (B)*                            16,700               197
  Crown Media Holdings, Cl A*                          2,000                18
  CSK Auto*                                            1,600                24
  CSS Industries                                         700                22
  Depomed (B)*                                        43,500               261
  Dick's Sporting Goods (B)*                             800                27
  Domino's Pizza (B)                                  30,670               742
  DreamWorks Animation SKG, Cl A*                        900                22
  DSW, Cl A (B)*                                       7,900               207
  Education Management*                               11,600               389
  Ethan Allen Interiors (B)                              700                26
  Exide Technologies (B)*                             27,100               100
  Expedia*                                               380                 9
  Family Dollar Stores                                 1,100                27
  Finish Line, Cl A                                   18,800               327
  Fisher Communications*                                 600                25
  Foot Locker                                            900                21
  Fossil*                                              1,200                26
  Four Seasons Hotels (B)                              5,900               294


--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Fred's                                               1,700      $         28
  GameStop, Cl A (B)*                                  1,103                35
  Gaylord Entertainment*                               8,000               349
  Gentex (B)                                          10,500               205
  Getty Images (B)*                                    5,400               482
  Goodyear Tire & Rubber (B)*                         27,900               485
  GSI Commerce*                                       22,100               333
  GTECH Holdings (B)                                  23,700               752
  Guitar Center*                                         500                25
  Handleman (B)                                       28,629               356
  Haverty Furniture                                    2,000                26
  Hibbett Sporting Goods*                             18,000               513
  Hollinger International, Cl A                        2,700                24
  HOT Topic*                                           1,600                23
  Hovnanian Enterprises, Cl A*                         8,400               417
  Insight Enterprises*                                 1,400                27
  Interactive Data                                       900                20
  ITT Educational Services*                            2,500               148
  Jakks Pacific (B)*                                  16,800               352
  Jarden (B)*                                         27,901               841
  Jo-Ann Stores (B)*                                  18,700               221
  John Wiley & Sons, Cl A                                500                20
  Jones Apparel Group                                 33,722             1,036
  Journal Communications, Cl A                         1,400                20
  Journal Register*                                    1,600                24
  K2 (B)*                                             21,500               217
  Kellwood                                             1,000                24
  Kerzner International (B)*                           8,400               577
  Lamar Advertising, Cl A (B)*                         1,400                65
  Landry's Restaurants (B)                            24,600               657
  Leapfrog Enterprises (B)*                           14,600               170
  Lear                                                   900                26
  Lee Enterprises                                        700                26
  Levitt, Cl A                                         7,250               165
  Liberty                                              1,100                51
  Linens 'n Things*                                   21,100               561
  Lodgenet Entertainment*                                800                11
  Lodgian*                                             1,100                12
  Lone Star Steakhouse & Saloon                        9,200               218
  Maytag (B)                                           1,200                23
  MDC Holdings (B)                                     6,100               378
  Meredith                                             1,700                89
  Meritage Homes*                                      7,500               472
  NetFlix (B)*                                         1,100                30
  NVR (B)*                                             1,600             1,123
  O'Reilly Automotive*                                 1,600                51
  OfficeMax                                           13,800               350
  Orange 21*                                          31,400               119
  Outback Steakhouse                                   4,200               175
  Outdoor Channel Holdings*                            1,400                19
  Panera Bread, Cl A (B)*                              5,000               328
  Pantry*                                             11,265               529
  PEP Boys - Manny Moe & Jack                          3,500                52
  Petco Animal Supplies*                               1,700                37
  PF Chang's China Bistro (B)*                         5,600               278
  Phillips-Van Heusen                                 26,770               867
  Pier 1 Imports (B)                                  39,200               342
  Pinnacle Entertainment*                             19,100               472
  Pixar*                                              21,800             1,149
  Polaris Industries                                     300                15
  Polo Ralph Lauren                                   14,000               786
  ProQuest*                                            1,800                50
  Quiksilver*                                         79,900             1,106
  RadioShack (B)                                      14,700               309
  Rare Hospitality International*                        700                21
  RC2*                                                 8,500               302
  Reebok International                                 1,300                76

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Regal Entertainment Group, Cl A (B)                  1,300      $         25
  Regis (B)                                            1,200                46
  Rent-A-Center*                                       3,700                70
  Ross Stores                                            900                26
  Royal Caribbean Cruises (B)                         13,000               586
  Ruby Tuesday                                           800                21
  Ruth's Chris Steak House*                           18,900               342
  Ryland Group (B)                                    11,400               822
  Saks (B)*                                           23,000               388
  Sauer-Danfoss                                          900                17
  Scholastic (B)*                                      8,800               251
  Scientific Games, Cl A*                                700                19
  SCP Pool                                               500                19
  Select Comfort*                                        900                25
  Service International                                3,400                28
  ServiceMaster                                        2,000                24
  Sharper Image (B)*                                   2,300                22
  Skyline                                                600                22
  Snap-On                                              9,400               353
  Sonic (B)*                                          18,700               552
  Sonic Automotive                                    13,900               310
  Sotheby's Holdings, Cl A*                            1,300                24
  Sports Authority*                                   11,200               349
  Stage Stores                                         8,800               262
  Stanley Works                                        5,600               269
  Station Casinos                                      2,400               163
  Steinway Musical Instruments*                          400                10
  Strayer Education                                      200                19
  Stride Rite                                         38,900               527
  Superior Industries International (B)                1,100                24
  Technical Olympic USA (B)                           18,750               395
  Tenneco*                                            13,600               267
  Thor Industries                                      7,000               280
  Tiffany                                              1,300                50
  Tractor Supply*                                        400                21
  Triarc, Cl A (B)                                    23,800               398
  Triarc, Cl B                                         1,200                18
  Unifi*                                              15,400                47
  United Auto Group                                      300                11
  Universal Technical Institute*                         900                28
  Urban Outfitters (B)*                               32,300               818
  Vail Resorts*                                        1,400                46
  Valassis Communications (B)*                        13,200               384
  Value Line                                             500                17
  Visteon (B)                                         26,300               165
  Warnaco Group (B)*                                   8,500               227
  Weight Watchers International (B)*                  16,200               801
  Whirlpool (B)                                        8,500               712
  Williams-Sonoma (B)*                                17,100               738
  Wynn Resorts (B)*                                    8,300               455
  XM Satellite Radio Holdings, Cl A (B)*                 400                11
                                                                  ------------
                                                                        47,172
                                                                  ------------
CONSUMER STAPLES -- 1.9%
  BJ's Wholesale Club (B)*                            29,800               881
  Boston Beer, Cl A*                                     800                20
  Casey's General Stores                                 900                22
  Central Garden & Pet*                                  900                41
  Church & Dwight                                      4,600               152
  Constar International (B)*                          16,800                59
  Dean Foods*                                          1,400                53
  Hain Celestial Group*                               16,500               349
  Lance                                                1,400                26
  Molson Coors Brewing, Cl B (B)                      13,400               898
  Nash Finch (B)                                      11,300               288
  Nu Skin Enterprises, Cl A                            1,000                18
  Pathmark Stores*                                    20,600               206

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  PepsiAmericas                                       30,100      $        700
  Pilgrim's Pride                                      8,000               265
  Ralcorp Holdings*                                    1,100                44
  Rite Aid (B)*                                        6,700                23
  Supervalu (B)                                       20,900               679
  Tyson Foods, Cl A                                    2,400                41
  United Natural Foods (B)*                            7,000               185
  Universal                                            6,300               273
  Vector Group (B)                                     1,050                19
  WD-40                                                  900                24
  Weis Markets                                           500                21
                                                                  ------------
                                                                         5,287
                                                                  ------------
ENERGY -- 4.8%
  Amerada Hess (B)                                     8,600             1,091
  Arch Coal                                            2,800               223
  Atwood Oceanics*                                       300                23
  Berry Petroleum, Cl A (B)                            9,310               532
  Bronco Drilling*                                     1,000                23
  Cal Dive International*                             16,300               585
  CARBO Ceramics (B)                                   6,457               365
  Comstock Resources*                                  8,900               271
  Consol Energy                                          800                52
  Cooper Cameron*                                     13,000               538
  Dril-Quip*                                           6,960               328
  ENSCO International                                  6,900               306
  EOG Resources                                          800                59
  FMC Technologies*                                    1,800                77
  Forest Oil (B)*                                      1,700                77
  Foundation Coal Holdings (B)                         7,900               300
  FX Energy (B)*                                       1,700                14
  General Maritime (B)                                   700                26
  Global Industries (B)*                              53,200               604
  Grant Prideco*                                       4,500               198
  Grey Wolf*                                           2,400                19
  Gulf Island Fabrication                              1,900                46
  Gulfmark Offshore (B)*                                 700                21
  Hanover Compressor*                                  1,700                24
  Harvest Natural Resources (B)*                       2,600                23
  Hornbeck Offshore Services*                            700                23
  Houston Exploration*                                10,200               539
  Hydril*                                                600                38
  Input/Output (B)*                                   27,000               190
  KFX (B)*                                             1,200                20
  Massey Energy                                          500                19
  Maverick Tube*                                      12,520               499
  Meridian Resource*                                   9,300                39
  National Oilwell Varco*                              5,900               370
  Newpark Resources*                                   3,000                23
  NS Group*                                           15,100               631
  Oceaneering International*                             500                25
  Oil States International*                              700                22
  Parker Drilling*                                     2,500                27
  Patterson-UTI Energy                                 7,400               244
  Peabody Energy                                       1,200                99
  Petroleum Development*                                 800                27
  Plains Exploration & Production*                     1,600                64
  Pride International*                                   700                21
  RPC                                                  2,250                59
  Southwestern Energy*                                 1,300                47
  Stone Energy*                                       12,100               551
  Superior Energy Services*                            1,100                23
  Swift Energy (B)*                                   23,300             1,050
  Tesoro (B)                                          19,100             1,176
  Tetra Technologies*                                    750                23
  Ultra Petroleum*                                     5,700               318
  Unit*                                                  400                22

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Universal Compression Holdings*                        500      $         21
  Veritas DGC*                                         7,800               277
  Vintage Petroleum                                    3,400               181
  W-H Energy Services*                                   900                30
  Whiting Petroleum*                                  15,400               616
  World Fuel Services                                  8,735               295
                                                                  ------------
                                                                        13,434
                                                                  ------------
FINANCIALS -- 16.5%
  1st Source                                             400                10
  A.G. Edwards                                         2,700               127
  Accredited Home Lenders
      Holding (B)*                                    13,511               670
  Advance America Cash
      Advance Centers                                  2,000                25
  Affiliated Managers Group (B)*                      24,430             1,961
  Agree Realty+                                        1,700                49
  Alexander's+*                                          100                25
  Alexandria Real Estate Equities+                       200                16
  Alfa                                                 1,200                19
  Allied Capital (B)                                     800                23
  AMB Property+                                        3,900               192
  American Financial Group (B)                        22,200               850
  American Financial Realty Trust+                     2,000                24
  American Home Mortgage Investment+                     800                26
  American National Insurance                            500                58
  AmeriCredit (B)*                                    13,000               333
  AmerUs Group (B)                                    10,400               589
  AMLI Residential Properties Trust+                     600                23
  Annaly Mortgage Management+ (B)                      3,400                37
  Apartment Investment & Management,
     Cl A+                                               300                11
  Arbor Realty Trust+                                    400                10
  Arden Realty+                                          500                22
  Arrow Financial                                        618                16
  Arthur J Gallagher                                   2,300                71
  Ashford Hospitality Trust+                           1,600                17
  Aspen Insurance Holdings                            18,400               436
  Astoria Financial                                   24,300               714
  Bancorpsouth (B)                                    23,200               512
  Bank Mutual                                          1,700                18
  Bank of Hawaii (B)                                   6,300               325
  Bear Stearns                                         7,000               809
  Bedford Property Investors+                          3,900                86
  Bimini Mortgage Management, Cl A+                    2,500                23
  BioMed Realty Trust+                                   800                20
  BRE Properties, Cl A+                                  400                18
  Brookline Bancorp                                    1,200                17
  Calamos Asset Management, Cl A                      11,400               359
  Capital Lease Funding+                               2,500                26
  Capital One Financial                                1,210               105
  Capital Trust, Cl A+                                   500                15
  CapitalSource+ (B)*                                 35,600               797
  Capitol Federal Financial                              300                10
  CarrAmerica Realty+                                  3,300               114
  Cathay General Bancorp                                 500                18
  Cbot Holdings, Cl A (B)*                             6,500               609
  Centerpoint Properties Trust+                          900                45
  Centracore Properties Trust+                         1,300                35
  Central Pacific Financial                            8,700               313
  Charter Financial                                      500                18
  Chemical Financial                                     900                29
  CIT Group (B)                                       14,500               751
  City National (B)                                   15,500             1,123
  Clifton Savings Bancorp                              9,700                98
  Colonial BancGroup                                  34,200               815

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Colonial Properties Trust+                             400      $         17
  Columbia Equity Trust+*                              1,600                26
  Commerce Bancorp (B)                                   700                24
  Commerce Bancshares (B)                             13,792               719
  Commercial Net Lease Realty+                         1,200                24
  Community Banks                                        700                20
  Compass Bancshares                                   7,200               348
  CompuCredit (B)*                                    16,095               619
  Corporate Office Properties Trust+                     700                25
  Cousins Properties+                                  4,100               116
  Crescent Real Estate Equities+                       1,000                20
  Cullen/Frost Bankers                                 6,400               344
  Delphi Financial Group, Cl A                           400                18
  DiamondRock Hospitality+                             1,600                19
  Downey Financial (B)                                 2,600               178
  Duke Realty+                                           600                20
  E*Trade Financial*                                  85,900             1,792
  East West Bancorp                                    8,400               307
  EastGroup Properties+                                  400                18
  Entertainment Properties Trust+                        600                24
  Equity Lifestyle Properties+                           400                18
  Equity One+                                          1,400                32
  EuroBancshares*                                      2,200                31
  Extra Space Storage+ (B)                             1,900                29
  Federal Agricultural Mortgage,
      Cl C (B)                                        17,000               509
  Federal Realty Investment Trust+                       300                18
  Financial Institutions                               2,200                43
  First American (B)                                  18,100               820
  First Busey                                            900                19
  First Commonwealth Financial                         1,400                18
  First Financial Bancorp                                600                11
  First Financial Bankshares                             700                25
  First Industrial Realty Trust+                         900                35
  First Marblehead (B)                                 1,300                43
  First Midwest Bancorp                                  800                28
  First Niagara Financial Group                       21,500               311
  First Potomac Realty Trust+                            800                21
  FirstMerit                                             700                18
  FNB                                                    400                12
  Friedman Billings Ramsey Group,
      Cl A+ (B)                                       33,000               327
  Fulton Financial (B)                                 9,000               158
  Getty Realty+                                        2,300                60
  Glacier Bancorp                                        300                 9
  Glenborough Realty Trust+                            1,500                27
  Glimcher Realty Trust+                               1,100                27
  Global Signal+                                         200                 9
  GMH Communities Trust+                               1,600                25
  Gold Banc                                            6,000               109
  Government Properties Trust+ (B)                     2,900                27
  Gramercy Capital+                                    1,000                23
  Hancock Holding                                        500                19
  Hanover Insurance Group (B)*                        13,000               543
  Harleysville Group                                     400                11
  Health Care Property Investors+                      2,600                66
  Heritage Property Investment Trust+                  1,000                33
  Hersha Hospitality Trust+                            2,800                25
  Highland Hospitality+                                1,800                20
  Highwoods Properties+                                  600                17
  HomeBanc+                                            3,200                24
  Hospitality Properties Trust+                          400                16
  Host Marriott+ (B)                                  23,000               436
  Hudson City Bancorp (B)                             32,200               390
  Huntington Bancshares (B)                           33,000               784
  IndyMac Bancorp                                      2,600               101
  Inland Real Estate+                                  1,600                24

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Innkeepers USA Trust+                                1,500      $         24
  International Bancshares                             4,100               120
  Investors Financial Services (B)                     4,300               158
  Irwin Financial (B)                                  3,600                77
  Janus Capital Group                                  1,300                24
  JER Investors Trust+                                 6,400               108
  Kansas City Life Insurance                             500                25
  Keynote Systems*                                    26,700               343
  Kilroy Realty+                                         400                25
  Knight Capital Group, Cl A*                          2,300                23
  Lakeland Bancorp                                     1,155                17
  LandAmerica Financial Group (B)                     13,800               861
  LaSalle Hotel Properties+                              700                26
  Lazard, Cl A (B)                                    31,300               998
  Leucadia National                                      500                24
  Luminent Mortgage Capital+                           3,800                29
  Macerich+                                              200                13
  Maguire Properties+                                    600                19
  Max Re Capital                                      25,000               649
  Mercantile Bankshares                                4,800               271
  MFA Mortgage Investments+                            4,000                23
  MGIC Investment                                      3,000               197
  Mid-America Apartment
      Communities +                                    1,300                63
  Mid-State Bancshares                                   900                24
  Nara Bancorp                                           900                16
  Nasdaq Stock Market (B)*                            17,405               612
  National Financial Partners                          8,900               468
  National Health Investors+                             900                23
  National Health Realty+                              3,500                65
  National Penn Bancshares                             1,200                23
  Nationwide Financial Services, Cl A                  3,800               167
  Nationwide Health Properties+                        1,800                39
  NBC Capital                                            700                17
  New Plan Excel Realty Trust+                           400                 9
  NorthStar Realty Finance+                           10,300               105
  Northwest Bancorp                                    1,100                23
  Nuveen Investments, Cl A (B)                        15,900               678
  OceanFirst Financial                                   800                18
  Old National Bancorp                                15,500               335
  Old Republic International                          25,500               670
  One Liberty Properties+                              1,500                28
  optionsXpress Holdings (B)                           1,200                29
  Park National                                          200                21
  PartnerRe (B)                                        8,100               532
  Placer Sierra Bancshares                             2,400                67
  Platinum Underwriters Holdings                      11,200               348
  Popular (B)                                         26,900               569
  Post Properties+                                       600                24
  Prentiss Properties Trust+                             700                28
  ProAssurance (B)*                                   19,785               962
  PS Business Parks+                                   1,400                69
  Radian Group (B)                                    22,000             1,289
  RAIT Investment Trust+                                 500                13
  Ramco-Gershenson Properties+                         1,000                27
  Rayonier+                                           12,600               502
  Reckson Associates Realty+                           6,700               241
  S&T Bancorp                                            800                29
  Saul Centers+                                          900                32
  Seacoast Banking of Florida                            900                21
  Shurgard Storage Centers, Cl A+                      1,200                68
  South Financial Group                                  400                11
  Sovereign Bancorp                                   39,300               850
  Sovran Self Storage+                                   500                23
  Spirit Finance+                                      2,200                25
  Stancorp Financial Group                             8,800               440
  Sterling Financial, Washington Shares               17,700               442

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Stewart Information Services                        10,500      $        511
  Strategic Hotel Capital+                             1,000                21
  Sunstone Hotel Investors+ (B)                        5,300               141
  SVB Financial Group (B)*                            22,800             1,068
  Tanger Factory Outlet Centers+                         900                26
  TD Banknorth (B)                                     5,495               160
  Texas Regional Bancshares, Cl A                        300                 8
  Toronto-Dominion Bank (B)                            1,294                68
  Town & Country Trust+ (B)                            1,000                34
  Triad Guaranty*                                        300                13
  Trizec Properties+                                     400                 9
  Trustco Bank                                         3,800                47
  Trustmark                                           10,100               277
  Trustreet Properties+                               16,000               234
  U-Store-It Trust+ (B)                               23,100               486
  UCBH Holdings                                        1,000                18
  Umpqua Holdings                                      9,700               277
  UnionBanCal                                         14,300               983
  United Bankshares                                   13,100               462
  United Community Banks                                 700                19
  United Dominion Realty Trust+                          700                16
  Universal American Financial*                       19,900               300
  Universal Health Realty ncome Trust+                   300                 9
  UnumProvident (B)                                   56,200             1,279
  Valley National Bancorp                              4,400               106
  Ventas+                                              1,400                45
  Virginia Financial Group                               500                18
  Waddell & Reed Financial, Cl A                       1,000                21
  Washington Federal                                   1,800                41
  Washington Mutual (B)                                2,762               120
  Washington Real Estate Investment Trust+             1,300                39
  Webster Financial (B)                                3,200               150
  Weingarten Realty Investors+                           500                19
  Westamerica Bancorporation                           4,900               260
  Westfield Financial                                    800                19
  Whitney Holding                                      1,200                33
  Wilmington Trust                                     1,900                74
  Wilshire Bancorp                                       700                12
  Wintrust Financial                                   9,200               505
  Zions Bancorporation                                 3,550               268
                                                                  ------------
                                                                        45,786
                                                                  ------------
HEALTH CARE -- 11.7%
  Abaxis*                                              1,600                26
  Abgenix (B)*                                        43,300               931
  Accelrys*                                           28,800               231
  Adolor*                                              1,700                25
  Affymetrix Inc*                                      5,900               282
  Align Technology (B)*                                3,800                25
  Alkermes*                                            1,300                25
  Alpharma, Cl A                                      23,100               659
  American Healthways (B)*                            19,385               877
  American Medical Systems Holdings (B)*               6,000               107
  AMERIGROUP*                                         24,100               469
  Amylin Pharmaceuticals (B)*                         11,600               463
  Analogic                                               500                24
  Andrx*                                               1,500                25
  Animas (B)*                                         24,500               592
  Applera - Applied Biosystems Group (B)              29,700               789
  Applera - Celera Genomics Group (B)*                32,100               352
  Arrow International                                    600                17
  Atherogenics (B)*                                    1,500                30

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  AVANIR Pharmaceuticals, Cl A (B)*                    3,800      $         13
  Barr Pharmaceuticals*                               11,400               710
  Bausch & Lomb                                        6,200               421
  Beckman Coulter                                      7,000               398
  Bentley Pharmaceuticals (B)*                         2,500                41
  Biosite (B)*                                           400                22
  Bruker BioSciences*                                  4,400                21
  Cambrex (B)                                         16,500               310
  Centene*                                             1,000                26
  Cephalon (B)*                                       30,200             1,955
  Cerner (B)*                                            200                18
  Chemed (B)                                          11,580               575
  Community Health Systems (B)*                       13,000               498
  Cooper                                               9,200               472
  Covance*                                               500                24
  Cubic                                                3,500                70
  Cubist Pharmaceuticals (B)*                         60,120             1,278
  CV Therapeutics (B)*                                27,300               675
  Cytyc*                                               1,500                42
  Dade Behring Holdings (B)                           20,035               819
  Dendreon (B)*                                       73,200               397
  Dendrite International*                              1,300                19
  Dentsply International                               8,000               429
  Dionex*                                                500                25
  Diversa*                                            10,400                50
  DJ Orthopedics*                                      3,700               102
  Edwards Lifesciences*                                3,400               141
  Encysive Pharmaceuticals (B)*                       29,600               234
  Endo Pharmaceuticals Holdings*                      19,500               590
  Enzon Pharmaceuticals*                               2,600                19
  eResearch Technology (B)*                           15,900               240
  Exelixis*                                            2,800                26
  Express Scripts*                                     5,800               486
  First Horizon Pharmaceutical (B)*                   30,100               519
  Fisher Scientific International (B)*                 8,300               513
  Flamel Technologies ADR (B)*                        10,200               193
  Gen-Probe*                                             700                34
  Health Net (B)*                                      5,300               273
  Henry Schein*                                          300                13
  Hillenbrand Industries                                 600                30
  Humana*                                                300                16
  ICOS (B)*                                              800                22
  Idexx Laboratories*                                    500                36
  IDX Systems*                                         1,300                57
  ImClone Systems (B)*                                   700                24
  Immucor (B)*                                        15,650               366
  Inamed*                                                300                26
  Integra LifeSciences Holdings*                         600                21
  Intermagnetics General (B)*                         13,973               446
  Intuitive Surgical*                                    500                59
  Invacare                                               800                25
  Invitrogen (B)*                                      8,500               566
  Kinetic Concepts*                                    9,500               378
  King Pharmaceuticals*                               22,600               382
  KV Pharmaceutical, Cl A*                             1,400                29
  Kyphon*                                                500                20
  Ligand Pharmaceuticals, Cl B (B)*                    5,500                61
  Lincare Holdings*                                      800                34
  Magellan Health Services (B)*                       12,200               384
  Manor Care                                             900                36
  Marshall Edwards (B)*                                3,200                20
  Martek Biosciences (B)*                              1,000                25
  Medarex (B)*                                        60,200               834
  Medicines*                                           1,500                26
  Medicis Pharmaceutical, Cl A (B)                       800                26
  MGI Pharma (B)*                                     30,700               527
  Micro Therapeutics*                                  4,400                30

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Millennium Pharmaceuticals*                          3,700      $         36
  Millipore*                                           2,400               158
  Mylan Laboratories                                   1,100                22
  Myriad Genetics (B)*                                21,300               443
  Nastech Pharmaceutical (B)*                         24,500               361
  Nektar Therapeutics*                                 1,600                26
  Neurocrine Biosciences*                                700                44
  Neurogen*                                            3,900                26
  NPS Pharmaceuticals*                                 4,100                49
  Nuvelo*                                              2,300                19
  OccuLogix (B)*                                       2,100                15
  Odyssey HealthCare*                                  1,800                34
  Omnicare                                               900                51
  Onyx Pharmaceuticals (B)*                              900                26
  OSI Pharmaceuticals (B)*                             1,318                37
  Owens & Minor                                          700                19
  Par Pharmaceutical*                                 10,900               342
  Parexel International (B)*                          13,700               278
  PerkinElmer                                         20,100               474
  Perrigo                                              1,300                19
  Pharmaceutical Product Development*                    400                25
  Pharmacopeia Drug Discovery (B)*                    15,950                57
  PRA International*                                     600                17
  Protein Design Labs (B)*                            41,085             1,168
  PSS World Medical*                                   1,400                21
  Psychiatric Solutions (B)*                          10,465               615
  Renal Care Group*                                      500                24
  Resmed*                                                600                23
  Respironics*                                           700                26
  Rigel Pharmaceuticals (B)*                          26,800               224
  Salix Pharmaceuticals (B)*                          19,000               334
  Stereotaxis (B)*                                     1,900                16
  SurModics (B)*                                       9,990               370
  Sybron Dental Specialties (B)*                      28,366             1,129
  Syneron Medical (B)*                                   200                 6
  Tanox (B)*                                           1,400                23
  Telik (B)*                                          23,800               404
  Thermo Electron*                                       800                24
  Thermogenesis*                                       3,800                18
  Thoratec*                                            1,100                23
  Triad Hospitals (B)*                                 3,700               145
  Trimeris (B)*                                       18,300               210
  United Surgical Partners International (B)*          3,850               124
  Universal Health Services, Cl B (B)                 21,600             1,010
  Valeant Pharmaceuticals International                1,500                27
  Varian Medical Systems (B)*                         15,715               791
  VCA Antech*                                            800                23
  Vertex Pharmaceuticals*                              1,100                30
  Watson Pharmaceuticals*                              2,200                71
  Zoll Medical*                                          900                23
                                                                  ------------
                                                                        32,626
                                                                  ------------
INDUSTRIALS -- 13.0%
  Aaon*                                                1,000                18
  Actuant, Cl A                                        5,500               307
  Adesa (B)                                           14,500               354
  Administaff (B)                                     10,300               433
  Advisory Board*                                        400                19
  Airtran Holdings*                                    1,800                29
  Alaska Air Group (B)*                               14,500               518
  Albany International, Cl A                          17,600               636
  Alexander & Baldwin                                    400                22
  Alliant Techsystems*                                   900                69
  Allied Waste Industries (B)*                         2,300                20
  Ametek                                                 500                21

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  AMR (B)*                                             1,800      $         40
  Angelica                                             1,400                23
  AO Smith                                            10,300               362
  Applied Industrial Technologies                        700                24
  Applied Signal Technology                            1,500                34
  Arkansas Best                                        6,900               301
  Armor Holdings*                                        400                17
  Baldor Electric                                      1,000                26
  Banta (B)                                           29,900             1,489
  BE Aerospace (B)*                                   25,905               570
  Briggs & Stratton (B)                                9,700               376
  Brink's (B)                                         28,300             1,356
  Casella Waste Systems, Cl A*                         1,500                19
  ChoicePoint*                                         1,000                44
  CNH Global (B)                                      20,200               374
  Compx International                                  4,500                72
  Corporate Executive Board (B)                        1,100                99
  CoStar Group*                                          400                17
  Covenant Transport, Cl A*                            1,500                21
  Crane                                                  100                 4
  Cummins (B)                                         15,000             1,346
  Dollar Thrifty Automotive Group*                     1,200                43
  Donaldson                                              600                19
  Dun & Bradstreet*                                      500                33
  Dycom Industries*                                   17,900               394
  EGL (B)*                                               900                34
  ElkCorp                                                800                27
  Energy Conversion Devices (B)*                       1,300                53
  Engineered Support Systems                             900                37
  Equifax                                                700                27
  ESCO Technologies*                                   1,800                80
  ExpressJet Holdings*                                 3,200                26
  Fastenal                                             1,200                47
  Flowserve (B)*                                      11,200               443
  Forward Air                                          1,200                44
  Franklin Electric                                      700                28
  Gardner Denver*                                     13,755               678
  GATX (B)                                            21,000               758
  Goodrich                                            18,900               777
  Gorman-Rupp                                            800                18
  Graco                                                  500                18
  GrafTech International*                              3,300                20
  Granite Construction                                 9,100               327
  Grupo TMM ADR, Cl A*                                31,900               123
  Harsco                                              12,500               844
  Herman Miller                                       25,000               705
  Hexcel*                                             18,500               334
  Hubbell, Cl B                                          600                27
  Huron Consulting Group                               5,500               132
  Insituform Technologies, Cl A*                       1,500                29
  Jacuzzi Brands (B)*                                 49,300               414
  JB Hunt Transport Services (B)                      17,400               394
  JetBlue Airways (B)*                                 1,950                30
  John H. Harland                                      6,100               229
  Joy Global (B)                                      32,231             1,289
  Kansas City Southern (B)*                           18,000               440
  Kirby*                                                 400                21
  Knoll*                                               1,400                24
  Labor Ready (B)*                                    22,700               473
  Laidlaw International (B)                           33,300               774
  Landstar System                                        600                25
  Lennox International                                36,670             1,034
  Lincoln Electric Holdings                              500                20
  MAIR Holdings (B)*                                   5,300                25
  Manitowoc (B)                                        8,200               412
  Manpower                                             6,500               302
  McDermott International (B)*                        12,015               536

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Mcgrath Rentcorp                                     1,200      $         33
  Milacron*                                           47,960                60
  Monster Worldwide (B)*                              10,400               425
  Moog, Cl A*                                          2,300                65
  MSC Industrial Direct, Cl A (B)                     12,800               515
  Mueller Industries                                  24,300               666
  Navigant Consulting*                                 1,100                24
  Navistar International (B)*                         27,100               776
  Nordson                                                800                32
  Old Dominion Freight Line*                           1,050                28
  Orbital Sciences (B)*                               21,800               280
  Oshkosh Truck (B)                                    6,300               281
  Pacer International*                                   800                21
  Pall (B)                                            28,800               774
  PAM Transportation Services*                         1,500                27
  Perini*                                              2,000                48
  PHH*                                                 1,200                34
  Quanta Services (B)*                                 9,800               129
  Regal-Beloit (B)                                    13,600               481
  Resources Connection (B)*                           23,400               610
  Robert Half International                            7,300               277
  RR Donnelley & Sons (B)                              4,300               147
  Ryder System (B)                                    32,000             1,313
  School Specialty*                                      700                25
  Shaw Group*                                            800                23
  SIRVA*                                               3,300                26
  Skywest                                              1,000                27
  SPX                                                    700                32
  Standard Register                                    1,000                16
  Stericycle*                                            500                29
  Sun Communities+                                     1,200                38
  Tecumseh Products, Cl A (B)                         15,900               364
  Teledyne Technologies (B)*                          10,200               297
  Tennant                                                500                26
  Tetra Tech*                                          1,300                20
  Thomas & Betts (B)*                                 17,400               730
  Timken                                               8,700               279
  Toro                                                 1,400                61
  TurboChef Technologies (B)*                          1,300                19
  United Rentals (B)*                                 25,500               596
  Universal Forest Products (B)                       15,600               862
  USG (B)*                                             6,800               442
  UTI Worldwide (B)                                   11,155             1,036
  Vicor                                                1,400                22
  Wabtec (B)                                           3,400                91
  Walter Industries (B)                               25,200             1,253
  Washington Group International (B)*                 14,000               742
  Waste Industries USA                                 1,800                23
  Watson Wyatt Holdings                                1,000                28
  Williams Scotsman International*                    20,700               358
  Woodward Governor                                      200                17
                                                                  ------------
                                                                        36,155
                                                                  ------------
INFORMATION TECHNOLOGY -- 21.2%

  3Com*                                               31,900               115
  Activision*                                         29,933               411
  Acxiom                                               1,100                25
  Adaptec*                                             5,800                34
  ADC Telecommunications*                             16,200               362
  Adobe Systems                                          966                36
  Adtran (B)                                           2,700                80
  Advanced Digital Information*                        2,300                22
  Aeroflex*                                            2,100                23
  Agere Systems*                                      12,650               163
  Akamai Technologies (B)*                            24,000               478
  Alliance Semiconductor (B)*                         23,800                62
  Altera*                                             78,700             1,458

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Amdocs (B)*                                         34,200      $        940
  AMIS Holdings*                                      55,400               590
  Andrew*                                              2,200                24
  Ansys (B)*                                          11,575               494
  aQuantive (B)*                                      30,100               760
  Ariba*                                               2,900                21
  Arris Group (B)*                                    98,900               937
  Arrow Electronics*                                   1,000                32
  Atheros Communications (B)*                          2,200                29
  Autobytel*                                           4,000                20
  Autodesk (B)                                         1,000                43
  Avanex (B)*                                         34,600                47
  Avaya (B)*                                         149,600             1,596
  Avid Technology*                                     8,100               444
  Avnet*                                              13,100               314
  Avocent*                                            19,300               525
  AVX                                                  4,600                67
  Axcelis Technologies*                               40,800               195
  BEA Systems*                                         3,400                32
  BearingPoint (B)*                                   42,300               332
  Bel Fuse, Cl B                                         600                19
  BISYS Group*                                         1,700                24
  Black Box                                            6,700               317
  BMC Software*                                       30,400               623
  Brocade Communications Systems*                     56,100               228
  Brooks Automation (B)*                              63,700               798
  Cabot Microelectronics (B)*                          1,000                29
  Cadence Design Systems (B)*                          2,600                44
  Ceridian*                                           10,600               263
  Certegy                                                600                24
  Check Point Software Technologies*                     900                18
  Checkfree (B)*                                      10,900               500
  Citrix Systems (B)*                                  2,300                66
  CNET Networks (B)*                                  30,000               441
  Cognex                                                 900                27
  Cognizant Technology Solutions, Cl A (B)*            3,700               186
  Coherent*                                              400                12
  Cohu                                                   900                21
  CommScope*                                           1,000                20
  Compuware*                                           4,600                41
  Convergys (B)*                                      22,500               357
  Cree (B)*                                           41,200             1,040
  CSG Systems International (B)*                      24,400               545
  Cymer (B)*                                           8,700               309
  Cypress Semiconductor (B)*                           3,500                50
  Diebold                                                800                30
  Digital Insight (B)*                                16,375               524
  Digital River*                                         800                24
  Digitas*                                             5,800                73
  Ditech Communications*                               3,800                32
  DST Systems*                                           800                48
  Earthlink (B)*                                      73,400               815
  Echelon*                                             2,600                20
  eFunds*                                              1,000                23
  Electro Scientific Industries*                       1,000                24
  Electronics for Imaging*                            12,600               335
  Emulex*                                                800                16
  Equinix*                                               500                20
  Extreme Networks*                                    4,200                20
  F5 Networks (B)*                                     8,900               509
  Fairchild Semiconductor
      International (B)*                              32,100               543
  FARO Technologies (B)*                              17,800               356
  FEI (B)*                                            23,000               441
  Filenet*                                               700                18
  Flextronics International*                          67,900               709

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Flir Systems*                                        7,500      $        167
  Formfactor*                                          3,100                76
  Forrester Research*                                    900                17
  Foundry Networks (B)*                               21,000               290
  Gartner*                                             2,600                34
  Global Payments (B)                                  6,000               280
  Golf Galaxy*                                        12,900               247
  Greenfield Online (B)*                               4,400                26
  Harris                                                 800                34
  Homestore*                                           4,800                24
  Hutchinson Technology*                               7,600               216
  Hyperion Solutions*                                 12,750               457
  Imation                                                500                23
  InFocus (B)*                                        30,900               124
  Informatica (B)*                                    36,000               432
  Infospace*                                          12,200               315
  Ingram Micro, Cl A*                                  1,200                24
  Interdigital Communications*                         1,000                18
  Intersil, Cl A (B)                                  37,900               943
  Intervideo*                                          2,200                23
  Ipass*                                              19,200               126
  iPayment*                                              500                21
  Iron Mountain*                                         800                34
  Ixia*                                               23,500               347
  Jack Henry & Associates                             11,300               216
  Keane*                                               2,400                26
  Kemet*                                               2,900                20
  Kopin*                                               3,100                17
  Kronos*                                                400                17
  Lam Research (B)*                                    1,600                57
  Lattice Semiconductor (B)*                         195,000               842
  Lawson Software (B)*                                 3,400                25
  Leadis Technology*                                   4,500                23
  LSI Logic (B)*                                      99,100               793
  Macrovision*                                         1,200                20
  Magma Design Automation*                             2,700                23
  Manhattan Associates (B)*                           10,600               217
  Mantech International, Cl A*                           900                25
  MAXIMUS                                                500                18
  Maxtor (B)*                                        296,200             2,056
  MEMC Electronic Materials*                           1,700                38
  Mentor Graphics*                                     2,900                30
  Mercury Interactive (B)*                             3,900               108
  Methode Electronics                                 33,500               334
  Mettler Toledo International*                          400                22
  Micrel*                                              2,100                24
  Micros Systems (B)*                                 17,785               859
  Microsemi (B)*                                      44,155             1,221
  MicroStrategy, Cl A*                                   300                25
  MoneyGram International                              1,000                26
  MPS Group*                                           1,700                23
  Multi-Fineline Electronix*                          14,095               679
  National Instruments                                 1,300                42
  NAVTEQ (B)*                                          4,400               193
  NCR*                                                 8,300               282
  Ness Technologies*                                   2,600                28
  Netlogic Microsystems (B)*                          19,030               518
  Newport*                                             1,300                18
  NIC*                                                 3,700                23
  Novatel Wireless (B)*                                4,100                50
  Novell*                                              4,200                37
  Novellus Systems*                                   17,800               429
  O2Micro International ADR*                          40,700               414
  Omnivision Technologies (B)*                           200                 4
  ON Semiconductor*                                    4,000                22
  Openwave Systems (B)*                               17,500               306
  Opsware*                                             3,500                24

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Palm (B)*                                              600      $         19
  Parametric Technology*                              48,800               298
  Paxar*                                               1,300                25
  Pericom Semiconductor*                               2,100                17
  Perot Systems, Cl A (B)*                            35,200               498
  Pixelworks (B)*                                     98,100               498
  Plantronics                                         20,500               580
  Plexus*                                              1,200                27
  PMC - Sierra*                                        3,600                28
  Polycom (B)*                                       168,700             2,581
  Power Integrations*                                    800                19
  PowerDsine*                                          5,200                36
  Powerwave Technologies (B)*                         48,960               615
  Progress Software*                                     600                17
  QLogic*                                                900                29
  Quantum (B)*                                       103,200               315
  Quest Software*                                      1,300                19
  Rackable Systems*                                   11,000               313
  RADWARE (B)*                                         7,800               142
  Rambus*                                              1,900                31
  RealNetworks (B)*                                    3,700                29
  Red Hat (B)*                                        15,900               433
  Redback Networks (B)*                                4,900                69
  Reynolds & Reynolds, Cl A                           10,900               306
  RF Micro Devices (B)*                              142,000               768
  RSA Security (B)*                                   32,000               359
  S1*                                                  3,900                17
  Sabre Holdings, Cl A                                15,700               378
  SafeNet (B)*                                        14,500               467
  Salesforce.com (B)*                                 31,305             1,003
  Sanmina-SCI*                                         6,800                29
  Sapient*                                             3,700                21
  Satyam Computer Services ADR (B)                    13,500               494
  Seachange International*                            18,400               145
  Semtech*                                             1,600                29
  Sigmatel*                                            1,800                24
  Silicon Image*                                       2,600                24
  Silicon Laboratories*                                  700                26
  Sirf Technology Holdings (B)*                       18,700               557
  Skyworks Solutions*                                  4,600                23
  Solectron (B)*                                     185,100               677
  Sonic Solutions*                                    24,000               363
  Startek                                              5,200                94
  Supertex*                                              900                40
  Sybase (B)*                                         13,200               289
  Sycamore Networks*                                  11,300                49
  Symbol Technologies                                  2,000                26
  Synopsys*                                           41,800               838
  Syntel                                               2,100                44
  Tech Data*                                           1,900                75
  Technitrol                                           1,200                20
  Tekelec*                                            62,200               865
  Tektronix                                              800                23
  Tellabs*                                            36,800               401
  Teradyne (B)*                                       66,000               962
  Tessera Technologies*                                  900                23
  THQ (B)*                                            45,400             1,083
  TIBCO Software (B)*                                131,000               979
  Transaction Systems Architects*                        700                20
  Trident Microsystems (B)*                           33,380               601
  Trimble Navigation*                                    700                25
  Triquint Semiconductor*                              5,800                26
  Ultratech (B)*                                       3,400                56
  Unica*                                              33,800               407
  Unisys (B)*                                         76,600               447
  United Online                                       28,100               400
  UNOVA*                                                 700                24

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Utstarcom (B)*                                      33,500      $        270
  Valueclick*                                         26,665               483
  Varian Semiconductor Equipment
     Associates*                                         500                22
  Veeco Instruments*                                   1,600                28
  Viasat*                                                900                24
  Vishay Intertechnology*                              2,000                27
  WatchGuard Technologies*                            21,500                80
  Wavecom ADR*                                        10,000               118
  Websense*                                              400                26
  Western Digital*                                    80,800             1,504
  Wind River Systems*                                  1,800                27
  Witness Systems*                                     7,900               155
  Zebra Technologies, Cl A*                            1,600                69
  Zoran (B)*                                          19,600               318
                                                                  ------------
                                                                        59,081
                                                                  ------------
MATERIALS -- 4.0%
  Airgas                                               9,800               322
  Albemarle                                            2,400                92
  Allegheny Technologies (B)                          15,000               541
  Aptargroup (B)                                       4,900               256
  Bowater                                              9,700               298
  Calgon Carbon (B)                                    6,500                37
  Caraustar Industries*                                2,500                22
  Carpenter Technology                                   900                63
  Coeur d'Alene Mines (B)*                             5,200                21
  Commercial Metals                                      700                26
  Crown Holdings (B)*                                 21,100               412
  Cytec Industries (B)                                17,500               834
  Delta Petroleum (B)*                                 1,200                26
  Deltic Timber                                          500                26
  Eastman Chemical (B)                                 8,500               439
  Engelhard                                              600                18
  Ferro                                                1,300                24
  FMC (B)*                                            16,400               872
  Glatfelter                                           1,500                21
  Greif, Cl A                                            400                27
  H.B. Fuller                                            800                26
  Headwaters*                                            600                21
  Hercules (B)*                                       36,800               416
  International Flavors & Fragrances                     500                17
  Lafarge North America (B)                            6,200               341
  Louisiana-Pacific                                   12,000               330
  Lubrizol                                            14,300               621
  MacDermid                                              900                25
  Martin Marietta Materials                            6,040               463
  MeadWestvaco (B)                                    14,800               415
  Metal Management                                       700                16
  Mosaic (B)*                                         19,500               285
  Neenah Paper                                           800                22
  NN                                                   2,200                23
  Owens-Illinois*                                     34,800               732
  Packaging of America                                 6,600               151
  Quanex                                              12,750               637
  Reliance Steel & Aluminum                            7,550               461
  Rinker Group ADR (B)                                 1,200                72
  Rock-Tenn, Cl A                                     20,700               283
  Royal Gold (B)                                         900                31
  Schnitzer Steel Industries, Cl A                       300                 9
  Schweitzer-Mauduit International                     1,300                32
  Sealed Air*                                            600                34
  Sensient Technologies                                1,100                20
  Sigma-Aldrich (B)                                    2,900               184
  Silgan Holdings                                        800                29
  Smurfit-Stone Container*                            16,300               231
  Stillwater Mining*                                   4,800                56

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Symyx Technologies*                                    900      $         25
  Terra Industries (B)*                               11,800                66
  United States Steel (B)                             12,000               577
  Valhi                                                1,400                26
                                                                  ------------
                                                                        11,054
                                                                  ------------
TELECOMMUNICATION SERVICES -- 0.9%
  Alamosa Holdings*                                    6,700               125
  Alaska Communications Systems Group                  2,300                23
  Alltel                                                 431                27
  American Tower, Cl A*                                5,315               144
  Broadwing (B)*                                       4,200                25
  CenturyTel (B)                                      19,200               637
  Commonwealth Telephone Enterprises                     600                20
  Crown Castle International*                          2,700                73
  CT Communications                                    2,000                24
  General Communication, Cl A*                         1,800                19
  Golden Telecom (B)                                     600                15
  IDT, Cl B*                                           2,100                24
  Iowa Telecommunications Services                     1,600                25
  Nextel Partners, Cl A*                              13,300               372
  NII Holdings*                                          800                35
  North Pittsburgh Systems                             1,200                23
  SBA Communications, Cl A*                           28,530               511
  SureWest Communications                                900                24
  Telephone & Data Systems (B)                         1,000                36
  Ubiquitel*                                          23,300               230
  USA Mobility*                                          900                25
                                                                  ------------
                                                                         2,437
                                                                  ------------
UTILITIES -- 4.2%
  AGL Resources                                        9,400               327
  Allegheny Energy (B)*                                1,200                38
  Allete (B)                                           6,900               304
  Avista (B)                                          26,200               464
  Black Hills                                          6,600               228
  California Water Service Group                         600                23
  Cascade Natural Gas                                  4,900                96
  Centerpoint Energy (B)                              25,300               325
  CH Energy Group                                        300                14
  Cleco                                                5,800               121
  CMS Energy (B)*                                     61,100               887
  Constellation Energy Group                           7,700               443
  DPL                                                  8,700               226
  Duquesne Light Holdings                              2,300                37
  Dynegy, Cl A*                                        4,200                20
  El Paso Electric*                                    2,000                42
  Empire District Electric (B)                         1,100                22
  Energen (B)                                         18,000               654
  EnergySouth                                            800                21
  Equitable Resources                                  7,200               264
  ITC Holdings (B)                                    12,000               337
  Laclede Group                                          800                23
  MDU Resources Group (B)                             27,450               899
  MGE Energy                                             800                27
  Middlesex Water                                      1,600                28
  Nicor (B)                                            7,200               283
  Northeast Utilities (B)                             10,200               201
  Northwest Natural Gas                                  700                24
  NorthWestern (B)                                    17,400               541
  Ormat Technologies (B)                               5,500               144
  Otter Tail                                             800                23
  Peoples Energy                                         600                21
  Pepco Holdings                                         500                11

--------------------------------------------------------------------------------
                                               Shares/Face        Market Value
Description                                 Amount ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Pinnacle West Capital                               14,800      $        612
  PNM Resources                                       20,100               492
  PPL (B)                                             18,200               535
  Puget Energy                                        16,000               327
  Reliant Energy*                                      8,300                86
  Sempra Energy (B)                                   20,400               915
  South Jersey Industries                                800                23
  Southern Union*                                      6,300               149
  Southwest Water                                      1,575                23
  TECO Energy                                         32,000               550
  UGI                                                 34,500               711
  Vectren                                                700                19
  Wisconsin Energy                                     4,100               160
                                                                  ------------
                                                                        11,720
                                                                  ------------
Total Common Stock
  (Cost $215,398) ($ Thousands)                                        264,752
                                                                  ------------

                                                  Number of
                                                  Warrants
                                                  ----------
WARRANTS -- 0.0%

  Washington Mutual * (D)                            100,700                13
                                                                  ------------
Total Warrants
  (Cost $26) ($ Thousands)                                                  13
                                                                  ------------

CORPORATE OBLIGATIONS (C) (F) -- 5.4%

FINANCIALS -- 5.4%
  Harrier Finance Funding
    4.160%, 04/27/06                              $    3,000             3,000
  K2 MTN
    4.160%, 05/10/06                                   3,000             3,000
  Links Finance MTN
    4.160%, 04/28/06                                   3,000             3,000
  Theta
    4.165%, 05/05/06                                   3,000             3,000
  Whistlejacket Capital Funding
    4.165%, 05/15/06                                   3,000             3,000
                                                                  ------------
Total Corporate Obligations
  (Cost $15,000) ($ Thousands)                                          15,000
                                                                  ------------
CASH EQUIVALENTS -- 6.2%

  Barclays Global Investors
      Funds, Prime Money Market
      Fund, Cl A, 4.22% ** (C)                       100,000               100
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.20% **++            15,092,915            15,093
  The Reserve Funds, Primary Fund,
      Cl 8, Cl A, 4.22% ** (C)                     2,332,364             2,332
                                                                  ------------
Total Cash Equivalents
  (Cost $17,525) ($ Thousands)                                          17,525
                                                                  ------------
ASSET-BACKED SECURITIES (C) (F) -- 0.7%

  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AM2
    4.420%, 05/25/06                                   1,899             1,899
                                                                  ------------
Total Asset-Backed Securities
  (Cost $1,899) ($ Thousands)                                            1,899
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) (E) -- 14.9%

  ASAP Funding
    4.270%, 01/09/05                            $      3,500      $      3,496
  Barton Capital
    4.250%, 01/12/06                                   4,000             3,994
  Bavaria TRR
    4.340%, 01/03/06                                   4,500             4,498
  Clipper Receivables
    4.310%, 01/23/06                                   3,000             2,992
  Harwood
    4.350%, 01/13/06                                   1,000               998
    4.340%, 01/17/06                                   2,500             2,495
  Jupiter Securitization
    4.320%, 01/23/06                                   1,000               997
  Main Street Warehouse
    4.310%, 01/06/06                                   4,000             3,997
  Mica Funding
    4.280%, 01/03/06                                   4,000             3,999
  Mitten
    4.410%, 01/13/06                                   4,000             3,994
    4.410%, 01/17/06                                   1,000               998
  Park Grenada
    4.420%, 01/04/06                                   5,000             4,998
  Sheffield Receivables
    4.260%, 01/09/06                                   4,000             3,996
                                                                  ------------
Total Commercial Paper
  (Cost $41,452) ($ Thousands)                                          41,452
                                                                  ------------
U.S. TREASURY OBLIGATION (A) -- 0.1%

  U.S. Treasury Bills
    4.207%, 05/25/06                                     330               325
                                                                  ------------
Total U.S. Treasury Obligation
  (Cost $325) ($ Thousands)                                                325
                                                                  ------------
REPURCHASE AGREEMENTS (C) -- 23.8%

Bank of America                                       23,000            23,000
  3.850%, dated 12/30/05, to be
  repurchased on 01/03/06, repurchase
  price $23,009,839 (collateralized
  by a U.S. Government Obligations,
  par value $24,746,194, 5.500%,
  06/01/35; with total market value
  $23,460,001)
Barclays Capital
  4.250%, dated 12/30/05, to be
  repurchased on 01/03/06, repurchase
  price $8,003,778 (collateralized by
  a U.S. Government Obligations, par
  value $7,990,000, 5.125%, 10/15/08;
  with total market value $8,162,721)                  8,000            8 ,000
Deutsche Bank Securities
  4.250%, dated 12/30/05, to be
  repurchased on 01/03/06, repurchase
  price $12,005,667 (collateralized
  by a U.S. Government Obligations,
  par value $12,120,000, 4.250 %,
  02/28/07; with total market value
  $12,240,994)                                        12,000            12,000

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Lehman Brothers
  4.240%, dated 12/31/05, to be
  repurchased on 01/03/06, repurchase
  price $23,008,127 (collateralized
  by various U.S. Government
  Obligations, ranging in par value
  $1,475,848 - $7,687,190, 0.000% -
  9.000%, 01/25/17 - 12/01/35; with
  total market value $23,463,421)               $     23,000      $     23,000
                                                                  ------------
Total Repurchase Agreements
  (Cost $66,000) ($ Thousands)                                          66,000
                                                                  ------------

Total Investments -- 146.2%
  (Cost $357,625) ($ Thousands)                                   $    406,966
                                                                  ============

--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2005 is as follows:

--------------------------------------------------------------------------------
                                                                   Unrealized
Type of                              Number of      Expiration    Depreciation
Contract                             Contracts        Date        ($ Thousands)
--------------------------------------------------------------------------------
Russell E-MINI                          64           Mar-06       $        (77)
S&P 500 Index E-MINI                    51           Mar-06       $        (23)
                                                                  ------------
                                                                  $       (100)
                                                                  ------------
--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
Percentages are based on Net Assets of $278,317,101.

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of December 31, 2005.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $122,271 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $126,783 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the schedule of investments is the rate in effect as of December 31, 2005.

ADR -- American Depositary Receipt
Cl -- Class
MTN -- Medium Term Note

 At December 31, 2005, the tax basis cost of the Fund's investments was $357,625 ($ Thousands), and the unrealized appreciation and depreciation were $57,793 ($ Thousands) and $(8,452) ($ Thousands) respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.0%

CONSUMER DISCRETIONARY -- 17.1%
  1-800 Contacts (B)*                                 73,900      $        865
  Advo                                               200,875             5,661
  Aftermarket Technology*                             69,410             1,349
  Alderwoods Group*                                   48,600               771
  Alliance Gaming (B)*                               294,990             3,841
  American Axle & Manufacturing Holdings (B)         162,450             2,978
  American Greetings, Cl A (B)                        76,260             1,675
  Applebee's International                            44,410             1,003
  Arctic Cat*                                        118,300             2,373
  ArvinMeritor                                       224,000             3,223
  Bandag                                              11,300               482
  Belo, Cl A                                          53,890             1,154
  Bluegreen*                                          74,000             1,169
  Brinker International                               27,370             1,058
  Brown Shoe                                          74,300             3,153
  Buckle                                               8,300               268
  Building Material Holding (B)                       26,800             1,828
  Cadmus Communications                               20,960               422
  Catalina Marketing*                                 20,300               515
  Cato, Cl A                                          69,000             1,480
  Childrens Place Retail Stores*                      44,900             2,219
  Claire's Stores                                     52,600             1,537
  Cooper Tire & Rubber                                86,540             1,326
  Corinthian Colleges (B)*                           124,100             1,462
  Courier                                             25,820               887
  CSK Auto*                                          128,790             1,942
  Dress Barn (B)*                                     12,591               486
  Ethan Allen Interiors (B)                          114,100             4,168
  Exide Technologies (B)*                            208,500               771
  Finish Line, Cl A (B)                               91,000             1,585
  Foot Locker                                         84,360             1,990
  Furniture Brands International (B)                 230,100             5,138
  Gaylord Entertainment (B)*                          77,300             3,369
  Genesco*                                            38,400             1,490
  Handleman                                          113,808             1,413
  Interface, Cl A*                                   114,590               942
  Jack in the Box (B)*                                37,600             1,313
  Jakks Pacific (B)*                                 125,730             2,633
  Jarden (B)*                                        115,150             3,472
  Jo-Ann Stores (B)*                                 149,800             1,768
  Journal Communications, Cl A                        38,200               533
  K2 (B)*                                            128,700             1,301
  Kellwood (B)                                       220,200             5,258
  Kerzner International*                              30,300             2,083
  Kimball International, Cl B                         35,700               379
  La-Z-Boy (B)                                       104,200             1,413
  Landry's Restaurants                                51,300             1,370
  Leapfrog Enterprises (B)*                          154,300             1,798
  Liberty                                              6,680               313
  Linens 'n Things*                                  187,700             4,993
  Lithia Motors, Cl A (B)                             14,900               468
  Lone Star Steakhouse & Saloon                      103,800             2,464
  M/I Homes                                            2,300                93
  Maidenform Brands*                                  53,722               680
  Marvel Entertainment (B)*                           66,000             1,081
  MDC Holdings                                        16,380             1,015
  Men's Wearhouse*                                    45,265             1,333
  Modine Manufacturing                                21,300               694
  Movie Gallery (B)                                  276,400             1,551
  Multimedia Games (B)*                               32,700               302
  New York*                                           37,938               804
  OfficeMax                                           52,200             1,324
  Payless Shoesource*                                 27,800               698

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  PEP Boys - Manny Moe & Jack (B)                     88,600      $      1,319
  Petco Animal Supplies*                              69,200             1,519
  Pier 1 Imports (B)                                 284,600             2,485
  Pinnacle Entertainment (B)*                         70,600             1,745
  ProQuest*                                           51,400             1,435
  Quiksilver*                                        130,700             1,809
  RadioShack                                         119,000             2,503
  RC2*                                                45,000             1,598
  Regal Entertainment Group, Cl A (B)                 73,800             1,404
  Regis                                               62,950             2,428
  Rent-A-Center (B)*                                 145,700             2,748
  Rent-Way*                                           89,900               574
  Ruby Tuesday                                        32,000               828
  Russell                                             52,080               701
  Ryan's Restaurant Group*                            72,200               871
  Ryland Group                                        19,800             1,428
  Saks*                                               81,300             1,371
  Sauer-Danfoss                                       12,100               228
  Scholastic (B)*                                    103,000             2,937
  Sinclair Broadcast Group, Cl A                      63,200               581
  Sonic Automotive                                   142,600             3,177
  Source Interlink*                                   71,019               790
  Sports Authority (B)*                              136,400             4,246
  Stage Stores                                        51,750             1,541
  Starwood Hotels & Resorts Worldwide                127,500             8,142
  Steinway Musical Instruments*                        4,700               120
  Stewart Enterprises, Cl A                          146,200               791
  Stoneridge*                                          2,200                15
  Superior Industries International (B)              172,800             3,847
  Tenneco (B)*                                       103,200             2,024
  Too*                                                 8,500               240
  Trans World Entertainment*                          91,700               523
  Triarc, Cl A (B)                                    85,800             1,436
  Tupperware Brands                                   47,200             1,057
  Unifi (B)*                                          75,300               229
  Unifirst                                            36,400             1,132
  Valassis Communications (B)*                       123,690             3,596
  Visteon (B)                                        213,900             1,339
  WCI Communities (B)*                                33,900               910
  William Lyon Homes (B)*                              6,700               676
  Winnebago Industries (B)                            41,300             1,374
  World Wrestling Entertainment                      123,100             1,807
  Zale*                                              191,500             4,816
                                                                  ------------
                                                                       181,467
                                                                  ------------
CONSUMER STAPLES -- 3.3%

  American Italian Pasta, Cl A (B)                   117,500               799
  BJ's Wholesale Club (B)*                           141,000             4,168
  Casey's General Stores (B)                          69,970             1,735
  Chattem*                                            34,400             1,252
  Chiquita Brands International (B)                   75,200             1,505
  Constar International*                             143,500               502
  Corn Products International                         71,500             1,708
  Delta & Pine Land                                   81,700             1,880
  Diamond Foods                                       59,100             1,168
  Gold Kist*                                         156,300             2,337
  Hain Celestial Group*                               99,900             2,114
  Lancaster Colony                                    30,300             1,123
  Lance                                               48,600               905
  Longs Drug Stores                                   32,400             1,179
  Molson Coors Brewing, Cl B (B)                      63,700             4,267
  Nash Finch                                          11,000               280
  Pathmark Stores*                                   134,200             1,341
  Playtex Products*                                   40,900               559
  Premium Standard Farms                              25,900               388
  Ralcorp Holdings*                                   51,340             2,049
  Ruddick                                             36,700               781

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Sanderson Farms (B)                                 22,300      $        681
  Spartan Stores*                                     46,300               482
  TreeHouse Foods*                                       200                 4
  Universal                                           26,300             1,140
  Weis Markets                                        24,500             1,055
                                                                  ------------
                                                                        35,402
                                                                  ------------
ENERGY -- 5.7%
  Atlas America*                                      23,310             1,404
  Berry Petroleum, Cl A                               30,850             1,765
  Cabot Oil & Gas                                     43,900             1,980
  Callon Petroleum*                                   32,500               574
  Carrizo Oil & Gas*                                  17,100               422
  Cimarex Energy (B)*                                117,500             5,054
  Comstock Resources*                                 43,400             1,324
  Energy Partners*                                    27,200               593
  Forest Oil*                                         27,250             1,242
  Foundation Coal Holdings                            76,900             2,922
  Global Industries*                                 196,700             2,232
  Harvest Natural Resources (B)*                      69,500               617
  Holly                                               28,100             1,654
  Input/Output (B)*                                  174,400             1,226
  Lone Star Technologies*                             66,300             3,425
  Maritrans                                           11,200               291
  National Oilwell Varco*                             32,500             2,038
  Offshore Logistics*                                 16,400               479
  Penn Virginia                                       18,100             1,039
  Plains Exploration & Production*                   127,419             5,062
  Remington Oil & Gas (B)*                            43,600             1,591
  St. Mary Land & Exploration (B)                    141,100             5,194
  Stone Energy*                                      111,900             5,095
  Superior Energy Services (B)*                       49,100             1,034
  Swift Energy (B)*                                   92,080             4,150
  Tesoro (B)                                          25,600             1,576
  Transmontaigne*                                    108,000               713
  Veritas DGC*                                        20,500               728
  Vintage Petroleum                                    8,720               465
  W&T Offshore*                                        8,000               235
  W-H Energy Services*                                72,900             2,411
  Whiting Petroleum (B)*                              64,308             2,572
                                                                  ------------
                                                                        61,107
                                                                  ------------
FINANCIALS -- 25.4%
  Acadia Realty Trust+                                57,800             1,159
  Accredited Home Lenders
      Holding (B)*                                    29,493             1,462
  ACE Cash Express*                                    5,600               131
  Advanta, Cl B                                       21,800               707
  Affiliated Managers Group (B)*                      50,650             4,065
  AMB Property+                                       50,200             2,468
  American Equity Investment Life  Holding            59,590               778
  AmericanWest Bancorp*                               12,000               284
  AmerUs Group (B)                                    24,900             1,411
  Anchor Bancorp Wisconsin                            19,800               601
  Annaly Mortgage Management+                        119,300             1,305
  Anthracite Capital+                                 66,300               698
  Arbor Realty Trust+                                 88,370             2,291
  Arch Capital Group*                                 14,200               777
  Archstone-Smith Trust+                             115,000             4,817
  Ashford Hospitality Trust+                          52,700               553
  Aspen Insurance Holdings                            88,900             2,104
  Assured Guaranty                                    31,700               805
  AvalonBay Communities+                              36,300             3,240
  Bancfirst                                            7,100               561
  Bancorpsouth                                       108,500             2,395

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Bank Mutual                                        131,730      $      1,396
  BankAtlantic Bancorp, Cl A                         112,080             1,569
  Boston Properties+                                  69,800             5,174
  Boykin Lodging+*                                    22,900               280
  Brandywine Realty Trust+                            24,700               689
  Capital Lease Funding+                              23,800               251
  Capital of the West                                  4,000               130
  Capital Southwest                                   20,000             1,810
  Capital Trust, Cl A+                                12,700               372
  Capitol Bancorp                                     11,000               412
  Cardinal Financial                                  91,100             1,002
  Cash America International                          14,800               343
  Cathay General Bancorp                              61,200             2,200
  CB Richard Ellis Group, Cl A*                       29,800             1,754
  Cedar Shopping Centers+                             18,600               262
  Centracore Properties Trust+                         6,100               164
  Central Pacific Financial                           44,200             1,588
  Chemical Financial                                  30,400               965
  City Holding                                        13,800               496
  Clark                                               21,400               284
  CNA Surety*                                         26,900               392
  Colonial Properties Trust+                          23,800               999
  Columbia Banking System                             17,300               494
  Commerce Group                                      23,600             1,352
  Commercial Net Lease Realty+                        44,400               904
  Community Bank System                               23,400               528
  Community Trust Bancorp                              7,290               224
  CompuCredit (B)*                                    45,500             1,751
  Corus Bankshares (B)                                48,400             2,723
  Cousins Properties+                                 34,400               974
  Crescent Real Estate Equities+                      53,100             1,052
  Delphi Financial Group, Cl A                        35,800             1,647
  DiamondRock Hospitality+                            57,100               683
  Eagle Hospitality Properties Trust+                105,000               801
  Education Realty Trust+*                           125,820             1,622
  Entertainment Properties Trust+                     22,500               917
  Equity Inns+                                        99,300             1,346
  Equity One+                                         76,860             1,777
  Equity Residential+                                 96,000             3,756
  FBL Financial Group, Cl A                           16,900               554
  Federal Agricultural Mortgage, Cl C                 40,400             1,209
  FelCor Lodging Trust+*                             107,600             1,852
  First American                                      87,500             3,964
  First Community Bancorp                             18,100               984
  First Financial Bancorp                             95,092             1,666
  First Financial Bankshares                           4,100               144
  First Indiana                                       19,900               684
  First Industrial Realty Trust+                      66,800             2,572
  First Merchants                                     20,100               523
  First Niagara Financial Group                      159,000             2,301
  FirstFed Financial (B)*                             25,300             1,379
  FirstMerit                                          50,880             1,318
  Flagstar Bancorp                                    40,900               589
  Flushing Financial                                  30,600               476
  Fpic Insurance Group*                               25,800               895
  Frontier Financial (B)                               9,700               310
  GAMCO Investors, Cl A                               43,700             1,902
  General Growth Properties+ (B)                     173,070             8,133
  Gold Banc                                          179,000             3,261
  Gramercy Capital+                                   16,800               383
  Greater Bay Bancorp                                 90,800             2,326
  Hancock Holding (B)                                 74,900             2,832
  Hanmi Financial                                     62,700             1,120
  Hanover Insurance Group*                            41,300             1,725
  Harleysville Group                                   6,900               183
  Heritage Property Investment Trust+                  6,000               200
  Hilb Rogal & Hobbs                                 176,000             6,778

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  HomeBanc+                                          126,200      $        944
  Horace Mann Educators                               58,980             1,118
  Host Marriott+                                     400,400             7,588
  HRPT Properties Trust+                              99,500             1,030
  Hub International                                   78,900             2,036
  Independent Bank (B)                                 5,659               154
  Innkeepers USA Trust+                               67,700             1,083
  Investment Technology Group*                        47,400             1,680
  IPC Holdings                                        44,800             1,227
  Irwin Financial                                     44,000               942
  iStar Financial+                                    73,300             2,613
  ITLA Capital*                                        7,500               366
  Jones Lang LaSalle                                   9,600               483
  Keynote Systems*                                   158,800             2,041
  Kimco Realty+                                      235,000             7,539
  LandAmerica Financial Group (B)                     11,000               686
  LaSalle Hotel Properties+                           17,700               650
  Liberty Property Trust+                             36,300             1,555
  LTC Properties+                                     38,300               805
  MainSource Financial Group                           9,485               169
  Marlin Business Services*                            3,200                76
  Max Re Capital                                     133,600             3,470
  Medical Properties Trust+                           39,400               385
  Mercantile Bank                                      5,015               193
  MeriStar Hospitality+*                             309,500             2,909
  Mid-State Bancshares                                14,800               396
  National Financial Partners                         51,200             2,691
  National Health Investors+                          30,800               800
  Navigators Group*                                    9,400               410
  NBT Bancorp                                         58,200             1,257
  Novastar Financial+ (B)                             12,200               343
  Odyssey Re Holdings (B)                             30,600               767
  Omega Healthcare Investors+                         40,700               512
  Pacific Capital Bancorp                             24,166               860
  Parkway Properties+                                  2,900               116
  Pennsylvania Real Estate Investment Trust+          27,400             1,024
  PFF Bancorp                                         35,250             1,076
  Placer Sierra Bancshares                            11,700               324
  Platinum Underwriters Holdings                     112,300             3,489
  PMI Group                                           38,470             1,580
  Premierwest Bancorp                                  8,000               112
  Presidential Life                                   32,900               626
  ProAssurance*                                       39,730             1,932
  Prologis+                                           45,900             2,144
  Prosperity Bancshares                               27,800               799
  Provident Bankshares                                25,200               851
  Provident Financial Holdings                         3,800               100
  PS Business Parks+                                  26,200             1,289
  Public Storage+                                     42,900             2,905
  Quanta Capital Holdings*                           103,010               525
  R & G Financial, Cl B                               35,000               462
  Rainier Pacific Financial Group                     38,700               620
  RAIT Investment Trust+                              30,600               793
  Ramco-Gershenson Properties+                        12,600               336
  Regency Centers+ (B)                                72,400             4,268
  RenaissanceRe Holdings                              41,300             1,822
  Safety Insurance Group                               9,800               396
  Saul Centers+                                       23,600               852
  Selective Insurance Group                           34,800             1,848
  Senior Housing Properties Trust+                    23,400               396
  Signature Bank (B)*                                 69,960             1,964
  Simmons First National, Cl A                         4,800               133
  Simon Property Group+ (B)                          104,900             8,038
  SL Green Realty+                                    23,850             1,822
  Southwest Bancorp                                   10,800               216

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Sterling Financial, Pennsylvania Shares (B)         12,325      $        244
  Sterling Financial, Washington Shares               95,600             2,388
  Stewart Information Services                       166,600             8,108
  Sunstone Hotel Investors+                           20,200               537
  Taylor Capital Group                                34,500             1,394
  Thomas Properties Group                             59,200               741
  TierOne                                             15,100               444
  Tompkins Trustco                                     3,080               138
  Trico Bancshares                                     6,800               159
  Trustmark                                           83,200             2,286
  Trustreet Properties+                               81,300             1,189
  U-Store-It Trust+                                  107,200             2,257
  UMB Financial (B)                                   36,840             2,354
  Umpqua Holdings                                     70,700             2,017
  United Bankshares                                   15,000               529
  Universal American Financial*                       92,600             1,396
  Ventas+                                            140,700             4,505
  Vornado Realty Trust+ (B)                           66,800             5,576
  Washington Federal                                  29,370               675
  WesBanco                                            22,900               696
  West Coast Bancorp                                   8,400               222
  Westcorp                                            10,500               699
  Winston Hotels+                                    101,270             1,003
  Wintrust Financial                                  43,900             2,410
  WR Berkley                                          78,825             3,754
  Zenith National Insurance                           75,450             3,480
                                                                  ------------
                                                                       269,795
                                                                  ------------
HEALTH CARE -- 5.6%

  Accelrys*                                          297,900             2,392
  Albany Molecular Research*                          37,400               454
  Alliance Imaging*                                    2,200                13
  Alpharma, Cl A                                     146,700             4,182
  America Service Group*                              48,100               763
  AMN Healthcare Services*                           199,600             3,948
  Analogic                                            29,000             1,388
  Andrx (B)*                                          70,800             1,166
  Applera - Celera Genomics Group*                   216,000             2,367
  Bio-Rad Laboratories, Cl A (B)*                     10,000               654
  Cambrex                                            107,600             2,020
  Community Health Systems (B)*                       63,100             2,419
  Conmed*                                             60,700             1,436
  Cross Country Healthcare*                          106,600             1,895
  Cubic                                               24,200               483
  Datascope                                            2,500                83
  Enzon Pharmaceuticals*                              58,100               430
  Flamel Technologies ADR (B)*                        55,700             1,052
  Genesis HealthCare*                                 30,900             1,128
  Greatbatch*                                         31,800               827
  HealthTronics*                                      86,500               662
  Kindred Healthcare (B)*                             23,400               603
  Magellan Health Services*                           78,500             2,469
  Medical Staffing Network
      Holdings (B)*                                  178,800               960
  Myriad Genetics (B)*                               123,100             2,560
  National Dentex*                                    85,394             1,925
  Orthofix International*                             32,630             1,302
  Owens & Minor                                       41,730             1,149
  Par Pharmaceutical (B)*                             46,900             1,470
  Parexel International (B)*                         131,280             2,660
  Per-Se Technologies (B)*                            49,700             1,161
  PerkinElmer                                         24,600               579
  Pharmacopeia Drug Discovery*                       133,750               476
  PolyMedica                                          40,800             1,366
  PRA International*                                  12,900               363
  Res-Care*                                           61,096             1,061

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Sybron Dental Specialties*                         152,390      $      6,067
  Triad Hospitals*                                    21,260               834
  Universal Health Services, Cl B                     24,220             1,132
  Varian*                                             11,500               458
  Vertex Pharmaceuticals (B)*                         15,500               429
  Viasys Healthcare*                                  14,000               360
                                                                  ------------
                                                                        59,146
                                                                  ------------
INDUSTRIALS -- 17.5%

  ABX Air*                                            98,600               772
  Actuant, Cl A                                       39,300             2,193
  Acuity Brands                                      119,560             3,802
  Adesa                                               92,800             2,266
  Alaska Air Group*                                   81,700             2,918
  Albany International, Cl A                         103,100             3,728
  Amerco*                                             15,600             1,124
  American Commercial Lines (B)*                      63,900             1,935
  AO Smith (B)                                        80,640             2,830
  Applied Industrial Technologies                     12,750               430
  Arkansas Best (B)                                   37,700             1,647
  Banta                                              141,070             7,025
  Briggs & Stratton                                   65,970             2,559
  Brink's                                            112,800             5,404
  Builders FirstSource*                               61,200             1,308
  CDI (B)                                             49,000             1,343
  Ceradyne*                                            5,500               241
  CIRCOR International                                54,520             1,399
  CNH Global                                          97,560             1,809
  Commercial Vehicle Group*                           25,600               481
  CPI Aerostructures*                                 37,030               372
  Crane (B)                                           10,900               384
  DiamondCluster International*                      218,200             1,732
  Dollar Thrifty Automotive Group*                    34,600             1,248
  Dycom Industries (B)*                              144,100             3,170
  EnPro Industries (B)*                               48,700             1,312
  Esterline Technologies*                             14,900               554
  Federal Signal                                      81,590             1,225
  Flowserve (B)*                                      66,400             2,627
  GATX                                               130,100             4,694
  General Cable*                                     122,100             2,405
  Genlyte Group*                                      17,400               932
  Geo Group*                                          19,700               452
  Global Power Equipment Group (B)*                  153,500               694
  Griffon (B)*                                       114,160             2,718
  Grupo TMM ADR, Cl A*                               237,100               913
  Harsco                                              26,700             1,802
  Heidrick & Struggles International*                 24,300               779
  Hexcel*                                             71,938             1,298
  Hughes Supply                                       33,800             1,212
  IKON Office Solutions                               88,700               923
  Insituform Technologies, Cl A*                      41,031               795
  Jacuzzi Brands*                                    294,000             2,470
  John H. Harland                                     63,600             2,391
  K&F Industries Holdings*                            72,200             1,109
  Kadant*                                             96,260             1,781
  Kansas City Southern (B)*                          188,360             4,602
  Kaydon                                             166,540             5,353
  Kennametal                                          64,100             3,272
  Kirby*                                               7,600               396
  Korn/Ferry International*                           82,800             1,547
  Laidlaw International                              115,800             2,690
  Lennox International                               205,200             5,787
  Manitowoc                                           33,100             1,662
  Mesa Air Group (B)*                                 17,700               185
  Milacron*                                          391,935               494
  Mueller Industries                                  78,800             2,161
  Navistar International (B)*                        118,900             3,403

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  NCO Group*                                          19,200      $        325
  Orbital Sciences (B)*                              119,300             1,532
  Pall                                               179,600             4,824
  PAM Transportation Services*                         8,900               158
  PHH*                                               104,600             2,931
  Pico Holdings*                                      83,500             2,694
  RailAmerica*                                        30,000               330
  Regal-Beloit                                        28,390             1,005
  Robbins & Myers                                     49,570             1,009
  Ryder System                                       116,500             4,779
  School Specialty*                                   53,570             1,952
  SCS Transportation*                                 23,200               493
  Simpson Manufacturing                               91,700             3,333
  Skywest                                             85,700             2,302
  Sourcecorp*                                         31,300               751
  SSA Global Technologies*                            17,800               324
  Tecumseh Products, Cl A (B)                        128,900             2,953
  Teledyne Technologies*                              57,700             1,679
  Tetra Tech*                                        234,180             3,670
  Thomas & Betts*                                     83,100             3,487
  Toro                                                24,200             1,059
  United Rentals*                                     61,000             1,427
  United Stationers*                                  42,900             2,081
  Universal Forest Products                           72,000             3,978
  USG (B)*                                             2,500               162
  Valmont Industries                                  20,900               699
  Volt Information Sciences*                           7,000               133
  Walter Industries (B)                              109,800             5,459
  Washington Group International (B)*                 69,000             3,655
  Water Pik Technologies*                              2,800                60
  Watson Wyatt Holdings                              259,410             7,238
  WESCO International (B)*                            25,850             1,105
  Woodward Governor                                   14,000             1,204
  Yellow Roadway*                                      3,695               165
                                                                  ------------
                                                                       185,714
                                                                  ------------
INFORMATION TECHNOLOGY -- 14.2%

  Actel*                                              73,700               938
  Advanced Digital Information*                      221,900             2,172
  Advanced Energy Industries*                          9,500               112
  Aeroflex*                                          246,500             2,650
  Agilysys                                           112,300             2,046
  Alliance Semiconductor*                            326,000               848
  Altiris*                                           148,300             2,505
  AMIS Holdings*                                      44,300               472
  Arris Group*                                       284,600             2,695
  Atari*                                             185,700               201
  Avanex (B)*                                        279,400               383
  Avnet (B)*                                          67,750             1,622
  Axcelis Technologies*                              170,500               813
  BearingPoint*                                      343,500             2,700
  Bel Fuse, Cl B                                      11,300               359
  Belden CDT                                         189,450             4,628
  BISYS Group*                                       119,800             1,678
  Black Box                                           49,000             2,322
  Borland Software*                                  405,500             2,648
  Brocade Communications Systems*                    595,600             2,424
  CACI International, Cl A*                           18,800             1,079
  Checkpoint Systems*                                 45,700             1,126
  Ciber (B)*                                         159,400             1,052
  Coherent (B)*                                       83,290             2,472
  CommScope (B)*                                     111,200             2,238
  Covansys*                                           15,500               211
  CSG Systems International (B)*                     188,200             4,201
  Cymer*                                               5,500               195
  Earthlink (B)*                                     405,700             4,507
  Electronics for Imaging*                            46,600             1,240

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Emulex*                                             90,100      $      1,783
  EPIQ Systems*                                       13,800               256
  Fairchild Semiconductor International*             211,400             3,575
  Filenet (B)*                                        42,900             1,109
  Foundry Networks (B)*                              133,500             1,844
  Gartner*                                           147,600             1,904
  Global Imaging Systems*                             14,700               509
  Heritage Commerce*                                   6,800               146
  Hutchinson Technology (B)*                          18,000               512
  Hypercom*                                          101,400               648
  Hyperion Solutions*                                 47,850             1,714
  Imation                                             66,300             3,054
  InFocus*                                           250,700             1,005
  Infospace*                                          25,200               651
  Inter-Tel                                           13,900               272
  Intergraph*                                         10,000               498
  Internet Security Systems*                          18,000               377
  Intervideo*                                          8,700                92
  Ipass*                                              61,300               402
  Keane*                                             157,800             1,737
  Komag*                                              66,100             2,291
  Kulicke & Soffa Industries (B)*                     64,800               573
  Lawson Software (B)*                               388,900             2,858
  LeCroy*                                             66,800             1,021
  Littelfuse*                                         48,952             1,334
  LTX (B)*                                           256,000             1,152
  Magma Design Automation*                            60,700               510
  Manhattan Associates*                               92,200             1,888
  Maxtor (B)*                                        694,100             4,817
  McData, Cl A (B)*                                  127,600               485
  Methode Electronics                                141,580             1,412
  Mettler Toledo International*                       37,040             2,045
  MTS Systems                                         61,070             2,115
  Newport*                                            66,300               898
  Open Text*                                          66,600               940
  Orbotech*                                            5,800               139
  Parametric Technology*                             339,560             2,071
  Paxar*                                              71,690             1,407
  Pegasus Solutions*                                  18,700               168
  Perot Systems, Cl A*                                87,200             1,233
  Photronics (B)*                                    156,400             2,355
  Plexus*                                             15,400               350
  Polycom*                                            48,600               744
  PowerDsine*                                         41,500               285
  Quantum (B)*                                     1,243,500             3,793
  RADWARE*                                            48,200               875
  Richardson Electronics (B)                         116,010               841
  RSA Security*                                      222,600             2,500
  SafeNet*                                            21,300               686
  Seachange International*                           149,100             1,178
  Solectron*                                       1,016,400             3,720
  Startek                                             29,700               535
  Superior Essex*                                     87,800             1,770
  Sybase (B)*                                        136,210             2,978
  Synopsys*                                           65,280             1,310
  Technitrol                                          15,500               265
  Tekelec (B)*                                       167,100             2,323
  THQ (B)*                                            44,915             1,071
  TIBCO Software*                                    639,100             4,774
  Ultratech*                                          47,700               783
  Unisys*                                            620,400             3,617
  United Online                                      166,000             2,361
  Utstarcom (B)*                                     246,300             1,985
  WatchGuard Technologies*                           118,300               438
  Wavecom ADR (B)*                                    68,900               813
  webMethods*                                        194,000             1,496
  Wright Express*                                     76,900             1,692

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Zoran*                                             113,300             1,837
                                                                  ------------
                                                                       151,357
                                                                  ------------
MATERIALS -- 5.1%

  Airgas                                              60,700             1,997
  Albemarle                                           68,900             2,642
  Aptargroup                                          68,240             3,562
  Arch Chemicals (B)                                  51,030             1,526
  Bemis (B)                                           40,210             1,121
  Bowater (B)                                         46,900             1,441
  Buckeye Technologies*                               81,100               653
  Commercial Metals                                   40,100             1,505
  Crown Holdings*                                     83,400             1,629
  Cytec Industries (B)                               108,800             5,182
  FMC*                                                22,330             1,187
  Greif, Cl A                                         36,800             2,439
  H.B. Fuller                                         16,900               542
  Hercules*                                          248,900             2,813
  Metal Management                                    46,600             1,084
  Mosaic (B)*                                        110,800             1,621
  Neenah Paper                                        33,840               948
  NewMarket*                                         106,660             2,609
  NN                                                  15,600               165
  Octel                                               48,600               791
  Olin                                                91,730             1,805
  OM Group*                                           30,900               580
  Packaging of America                                32,500               746
  Quanex                                              67,400             3,368
  Reliance Steel & Aluminum                           11,700               715
  Rock-Tenn, Cl A                                     63,400               865
  Ryerson                                              7,500               182
  Schnitzer Steel Industries, Cl A (B)                54,700             1,673
  Schweitzer-Mauduit International                    55,490             1,375
  Silgan Holdings                                     80,200             2,897
  Smurfit-Stone Container (B)*                        63,700               903
  Steel Dynamics                                      32,900             1,168
  Terra Industries (B)*                              242,700             1,359
  Wellman                                            161,800             1,097
                                                                  ------------
                                                                        54,190
                                                                  ------------
TELECOMMUNICATION SERVICES -- 0.5%

  Centennial Communications*                          62,500               970
  Commonwealth Telephone Enterprises                  27,560               931
  Golden Telecom                                      14,400               374
  IDT*                                                61,800               714
  IDT, Cl B (B)*                                      62,900               736
  SureWest Communications                              7,500               198
  Talk America Holdings*                              94,700               817
  Ubiquitel*                                          85,100               842
  Valor Communications Group                          28,700               327
                                                                  ------------
                                                                         5,909
                                                                  ------------
UTILITIES -- 3.6%

  AGL Resources                                       57,060             1,986
  Allete                                              38,100             1,676
  Avista                                              63,300             1,121
  Black Hills                                         29,300             1,014
  Cascade Natural Gas                                 46,390               905
  Centerpoint Energy (B)                             138,600             1,781
  Cleco                                               64,900             1,353
  CMS Energy (B)*                                    194,900             2,828
  El Paso Electric*                                  174,400             3,669
  Idacorp                                             56,370             1,652
  ITC Holdings (B)                                    56,000             1,573

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                    ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
    Laclede Group                                     30,000               876
    Nicor                                             12,000               472
    Northwest Natural Gas                             13,600               465
    NorthWestern                                      75,800             2,355
    Oneok (B)                                         16,900               450
    Ormat Technologies                                44,300             1,158
    PNM Resources                                    109,500             2,682
    SEMCO Energy*                                    162,000               910
    Sierra Pacific Resources*                         48,300               630
    Southern Union*                                   50,700             1,198
    UIL Holdings                                      24,200             1,113
    Unisource Energy (B)                              25,400               793
    Westar Energy                                     97,930             2,106
    WGL Holdings (B)                                  55,730             1,675
    Wisconsin Energy                                  45,280             1,769
                                                                  ------------
                                                                        38,210
                                                                  ------------
Total Common Stock
   (Cost $882,121) ($ Thousands)                                     1,042,297
                                                                  ------------
EXCHANGE TRADED FUND--0.4%
  iShares Russell 2000 Index Fund (B)                 67,430             4,497
                                                                  ------------
Total Exchange Traded Fund
   (Cost $4,201)($ Thousands)                                            4,497
                                                                  ------------

                                                 Number of
                                                 Warrants
                                                ------------
WARRANTS -- 0.0%

  Washington Mutual * (G)                            383,342                50
                                                                  ------------
Total Warrants
  (Cost $55)($ Thousands)                                                   50
                                                                  ------------
CORPORATE OBLIGATIONS(C)(E)--10.3%

FINANCIALS -- 10.3%
  Allstate Life Global Funding II MTN
    4.390%, 01/16/07                           $       1,414             1,414
  American General Finance (F)
    4.390%, 01/16/07                                   1,691             1,690
    4.369%, 01/16/07                                   2,766             2,766
  American General Finance MTN, Ser F
    5.875%, 07/14/06                                     307               310
   Bear Stearns, Ser EXL
    4.379%, 01/16/07                                   5,471             5,471
   CCN Bluegrass
    4.440%, 08/18/06                                   1,998             1,998
   CIT Group MTN
    4.342%, 05/12/06                                   7,685             7,685
    4.182%, 04/19/06                                     768               769
  Caterpillar Financial Services MTN, Ser F
    4.235%, 07/10/06                                   1,537             1,537
  Countrywide Financial MTN, Ser A
    4.550%, 09/13/06                                   5,687             5,687
    4.351%, 11/03/06                                   1,537             1,537
    4.341%, 11/03/06                                   1,691             1,691
  Countrywide Home Loans MTN, Ser M
    4.323%, 01/31/06                                     676               676
  Dekabank
    4.183%, 08/19/06                                   5,687             5,686
  Irish Life & Permanent MTN, Ser X
    4.405%, 01/22/07                                   1,230             1,229

--------------------------------------------------------------------------------
                                                 Face Amount     Market Value
Description                                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
    4.399%, 01/22/07                           $       2,859      $      2,858
  Islandsbanki (F)
    4.420%, 01/22/07                                   2,613             2,613
  Jackson National Life Funding (F)
    4.291%, 01/02/07                                   6,763             6,763
  Kaupthing Bank MTN
    4.399%, 01/19/07                                   7,685             7,685
  Landsbanki Islands (F)
    4.450%, 01/16/07                                   5,840             5,840
  Liberty Lighthouse US Capital MTN
    4.387%, 05/10/06                                   3,074             3,073
  Morgan Stanley, Ser EXL
    4.341%, 01/04/07                                   1,076             1,076
  Morgan Stanley, Ser EXLS
    4.306%, 02/05/07                                   1,537             1,537
  Natexis Banques (F)
    4.367%, 01/16/07                                   2,997             2,997
  Nationwide Building Society (F)
    4.547%, 09/28/06                                   1,537             1,537
    4.331%, 01/05/07                                   3,074             3,074
  Nordbank (F)
    4.385%, 01/23/07                                   5,226             5,225
  Northern Rock (F)
    4.321%, 10/03/06                                   3,166             3,166
  Pacific Life Global Funding (F)
    4.382%, 01/15/07                                   2,305             2,305
  SLM, Ser EXLS
    4.369%, 01/16/07                                   3,381             3,381
  Sigma Finance MTN
    4.745%, 11/09/06                                   1,660             1,660
  Skandinav Enskilda Bank
    4.367%, 01/18/07                                   3,381             3,381
  Witherspoon CDO
    4.396%, 03/15/06                                     922               922
  Xl Life and Annuity (F)
    4.422%, 06/30/06                                   2,920             2,921
    4.379%, 01/16/07                                   4,303             4,303
    4.376%, 02/06/06                                     922               922
    4.336%, 02/06/06                                     615               615
    4.332%, 02/06/06                                   1,660             1,660
                                                                  ------------
Total Corporate Obligations
  (Cost $109,660) ($ Thousands)                                        109,660
                                                                  ------------

ASSET - BACKED SECURITIES(C)(E)-- 2.3%

MORTGAGE RELATED SECURITIES -- 2.3%
  Blue Heron Funding, Ser 9A, Cl A1
    4.409%, 02/22/06                                   3,074             3,074
  CCN Independence IV
    4.439%, 07/17/06                                   1,076             1,076
  Cheyne High Grade, Ser 2004-1A, Cl
    4.330%, 11/10/06                                   1,537             1,537
  Commodore, Ser 2003-2A, Cl A1MM
    4.560%, 12/12/38                                   1,414             1,414
  Duke Funding, Ser 2004-6B, Cl A1S1
    4.185%, 10/10/06                                   2,305             2,305
  Harwood Street Funding II,
  Ser 2005-1A, Cl NOTE
    4.405%, 01/22/07                                   3,074             3,074

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount     Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    4.518%, 05/18/06                           $       2,520      $      2,520
  Park Place Securities NIM Trust,
    Ser MM1, Cl AM4
    4.419%, 05/25/06                                   2,741             2,741
  RMAC, Ser 2004-NS3A, Cl A1
    4.360%, 09/12/06                                     749               749
  Saturn Ventures II
    4.391%, 02/07/06                                   3,074             3,074
  TIAA Real Estate, Ser 2003 1A, Cl A1
    4.410%, 09/28/06                                   1,985             1,985
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                                     768               768
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                                     461               461
                                                                  ------------
Total Asset-Backed Securities
   (Cost $24,778) ($ Thousands)                                         24,778
                                                                  ------------
CASH EQUIVALENTS--2.0%

  Merrill Lynch EBP Master
    Repo, 3.69% **                                    69,671                70
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 4.20% ** ++            20,997,602            20,998
                                                                  ------------
Total Cash Equivalents
    (Cost $21,068) ($ Thousands)                                        21,068
                                                                  ------------
MASTER NOTES(C)(E)(H)--1.1%

  Bank of America
    4.330%, 01/03/06                                   7,685             7,685
  Bear Stearns
    4.370%, 01/03/06                                   3,688             3,688
                                                                  ------------
Total Master Notes
   (Cost $11,373) ($ Thousands)                                         11,373
                                                                  ------------
COMMERCIAL PAPER (C)(D)--1.0%

  ADRO
    4.352%, 01/03/06                                   1,230             1,229
  Mica Funding LLC
    4.302%, 01/03/06                                   1,170             1,170
  Rhineland Funding
    4.295%, 01/30/06                                   5,379             5,360
    4.276%, 02/01/06                                   2,657             2,647
                                                                  ------------
Total Commercial Paper
   (Cost $10,406) ($ Thousands)                                         10,406
                                                                  ------------
TIMED EPOSIT(C)--0.1%

  Lummis
    4.000%, 01/03/06                                   1,537             1,537
                                                                  ------------
Total Time Deposit
   (Cost $1,537) ($ Thousands)                                           1,537
                                                                  ------------

--------------------------------------------------------------------------------
                                                 Face Amount     Market Value
Description                                     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A)--0.1%

   U.S. Treasury Bills
    4.207%, 05/25/06                           $         895      $        880
                                                                  ------------
Total U.S. Treasury Obligation
    (Cost $880) ($ Thousands)                                              880
                                                                  ------------
REPURCHASE AGREEMENTS (C)--3.1%

Barclays Capital
  4.250%, dated 12/30/05, to be
  repurchased on 01/03/06, repurchase
  price $4,448,344 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $982,251 -
  $2,073,932, 4.300% - 4.500%,
  05/11/07 - 09/26/08; with total market
  value $4,538,398)                                    4,446             4,446
Deutsche Bank Securities
  4.250%, dated 12/30/05, to be
  repurchased on 01/03/06, repurchase
  price $9,060,386 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $884,103 -
  $8,351,673, 3.875% - 4.500%,
  02/15/10 - 07/06/10; with total market
  value $9,235,777)                                    9,056             9,056
Lehman Brothers
  4.240%, dated 12/30/05, to be repurchased
  on 01/03/06, repurchase price $19,097,654
  (collateralized by various U.S. Government
  Obligations, ranging in par value $184 -
  $1,470,995, 0.000% - 6.120%, 05/15/06 -
  03/23/28; with total  market value
  $19,470,442)                                        19,089            19,089
                                                                  ------------
Total Repurchase Agreements
   (Cost $32,591) ($ Thousands)                                         32,591
                                                                  ------------
Total Investments -- 118.4%
   (Cost $1,098,670) ($ Thousands)                                $  1,259,137
                                                                  ============

--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2005 is as follows:

--------------------------------------------------------------------------------

                                                                  Unrealized
Type of                         Number of       Expiration       Depreciation
Contract                        Contracts          Date          ($ Thousands)
--------------------------------------------------------------------------------
Russell E-MINI                      251            Mar-06         $       (303)
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2005

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $1,063,114,460.

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of December 31, 2005.

+ Real Estate Investment Trust ++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $182,107 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $190,345 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the schedule of investments is the rate in effect as of December 31, 2005.

(F) Securities sold within the terms of private placement memorandum, except from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(G) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(H)   The date shown is the earlier of the reset date or the demand date.

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

 At December 31, 2005, the tax basis cost of the Fund's investments was $1,098,670 ($ Thousands), and the unrealized appreciation and depreciation were $208,153 ($ Thousands) and $(47,686) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements. 8 SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.3%

CONSUMER DISCRETIONARY -- 14.5%
  America's Car-Mart (B)*                             37,600      $        621
  Ameristar Casinos                                   17,400               395
  AnnTaylor Stores (B)*                               21,500               742
  Arbitron                                             7,400               281
  BJ's Restaurants*                                  135,400             3,095
  Blount International*                              165,500             2,636
  Blue Nile (B)*                                      23,700               955
  Bluegreen (B)*                                      96,400             1,523
  Bright Horizons Family Solutions*                   10,000               370
  Buckle                                               9,200               297
  Buffalo Wild Wings (B)*                             20,100               668
  Build-A-Bear Workshop (B)*                          13,300               394
  Building Material Holding (B)                       30,000             2,046
  Carter's*                                           59,600             3,507
  Catalina Marketing (B)*                             34,900               885
  Champion Enterprises (B)*                           74,700             1,017
  Charlotte Russe Holding*                            77,915             1,623
  Charming Shoppes*                                  156,700             2,068
  Cheesecake Factory (B)*                             64,300             2,404
  Childrens Place Retail Stores (B)*                  46,900             2,318
  CKE Restaurants                                     59,500               804
  Coach*                                             137,000             4,568
  Corinthian Colleges (B)*                           186,000             2,191
  CSK Auto*                                           80,700             1,217
  Ctrip.com International ADR                         26,200             1,513
  Depomed (B)*                                       124,700               748
  Dick's Sporting Goods (B)*                          23,100               768
  Domino's Pizza                                     109,830             2,658
  Dover Downs Gaming & Entertainment                  17,500               248
  Eddie Bauer Holdings*                              240,500             3,605
  Escala Group (B)*                                   67,400             1,367
  FTD Group*                                          10,700               111
  GameStop, Cl A (B)*                                 63,400             2,017
  Genesco (B)*                                        65,600             2,545
  Gildan Activewear*                                  46,000             1,971
  Gray Television                                    214,000             2,101
  Group 1 Automotive*                                 66,800             2,100
  GSI Commerce (B)*                                  201,320             3,038
  Guitar Center (B)*                                  61,500             3,076
  Hibbett Sporting Goods (B)*                        206,387             5,878
  HOT Topic*                                         129,450             1,845
  Housevalues (B)*                                   137,500             1,792
  iRobot (B)*                                         24,700               823
  Jack in the Box (B)*                                44,300             1,547
  Jakks Pacific*                                       6,400               134
  Laureate Education*                                 24,900             1,307
  Life Time Fitness*                                  31,800             1,211
  Lin TV, Cl A*                                      185,000             2,061
  LKQ*                                                25,100               869
  Maidenform Brands*                                 117,800             1,491
  Marvel Entertainment (B)*                           91,650             1,501
  McCormick & Schmick's Seafood Restaurants*         121,100             2,738
  Meritage Homes*                                     45,500             2,863
  Molecular Devices (B)*                              21,300               616
  Monarch Casino & Resort*                            29,800               673
  Morningstar*                                        33,800             1,171
  Movie Gallery (B)                                   89,600               503
  Multimedia Games (B)*                               40,600               376
  NetFlix (B)*                                       116,200             3,144
  Nexstar Broadcasting Group, Cl A*                  137,300               688
  Outdoor Channel Holdings*                          132,200             1,785
  Pantry (B)*                                        107,505             5,052

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Phillips-Van Heusen                                 93,765      $      3,038
  ProQuest*                                           36,800             1,027
  Quiksilver (B)*                                    334,800             4,634
  RCN (B)*                                            68,500             1,606
  Reader's Digest Association                        111,200             1,692
  Red Robin Gourmet Burgers (B)*                      78,000             3,975
  Regis                                               48,300             1,863
  Rent-Way*                                           51,000               326
  Saga Communications, Cl A*                          13,300               145
  Sauer-Danfoss                                       14,900               280
  Sinclair Broadcast Group, Cl A                     141,600             1,303
  Sonic (B)*                                          72,400             2,136
  Sports Authority (B)*                               95,700             2,979
  Stamps.com*                                          9,900               227
  Standard-Pacific                                    47,000             1,730
  Stein Mart                                          24,400               443
  Strayer Education                                   16,200             1,518
  Talbots (B)                                         24,400               679
  Texas Roadhouse, Cl A (B)*                          39,500               614
  Thor Industries                                     23,400               938
  Timberland, Cl A*                                   71,300             2,321
  Too*                                                90,700             2,559
  Tractor Supply*                                     80,800             4,278
  Tupperware Brands                                   28,600               641
  Urban Outfitters*                                  165,200             4,181
  Value Line                                          20,800               727
  Volcom*                                             18,000               612
  Warnaco Group*                                      86,300             2,306
  Yankee Candle*                                     159,700             4,088
                                                                  ------------
                                                                       157,425
                                                                  ------------
CONSUMER STAPLES -- 1.3%
  Allion Healthcare*                                  28,900               337
  Chattem (B)*                                        48,500             1,765
  Gold Kist*                                         261,900             3,915
  Longs Drug Stores                                   36,500             1,328
  NBTY*                                              144,700             2,351
  Parlux Fragrances (B)*                              27,700               846
  Premium Standard Farms                             144,700             2,165
  Sanderson Farms (B)                                 37,300             1,139
  Spartan Stores*                                     46,800               487
                                                                  ------------
                                                                        14,333
                                                                  ------------
ENERGY -- 6.8%
  Alon USA Energy*                                    77,300             1,519
  Arlington Tankers*                                  88,000             1,914
  Atwood Oceanics*                                    24,500             1,912
  Basic Energy Services (B)*                         193,500             3,860
  Berry Petroleum, Cl A                               46,425             2,655
  Bill Barrett*                                       19,600               757
  Bronco Drilling*                                    58,200             1,339
  Cabot Oil & Gas                                     43,800             1,975
  Cal Dive International (B)*                        154,600             5,549
  CARBO Ceramics                                      23,210             1,312
  Denbury Resources*                                  97,800             2,228
  Dresser-Rand Group*                                 35,700               863
  Dril-Quip*                                          29,680             1,401
  Encore Acquisition (B)*                             88,100             2,823
  Hansen Natural (B)*                                 10,700               843
  Hercules Offshore*                                  87,500             2,486
  Hydril*                                             81,215             5,084
  Input/Output (B)*                                  223,300             1,570
  KCS Energy*                                         68,500             1,659
  KFX (B)*                                           134,000             2,293
  Maritrans (B)                                       72,200             1,879
  Maverick Tube*                                      58,545             2,334

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Penn Virginia                                       36,300      $      2,084
  Petroleum Development*                              46,000             1,534
  Remington Oil & Gas*                                32,500             1,186
  SEACOR Holdings*                                    26,500             1,805
  Stone Energy*                                       59,500             2,709
  Superior Energy Services (B)*                      119,600             2,517
  Swift Energy (B)*                                   33,500             1,510
  Syntroleum (B)*                                    208,900             1,886
  Tetra Technologies*                                 61,250             1,869
  Union Drilling*                                    101,000             1,467
  W&T Offshore*                                       35,700             1,050
  W-H Energy Services*                               116,200             3,844
  World Fuel Services                                 54,785             1,847
                                                                  ------------
                                                                        73,563
                                                                  ------------
FINANCIALS -- 10.0%
  Acadia Realty Trust+                               107,000             2,145
  Advance America Cash Advance Centers                84,100             1,043
  Affiliated Managers Group (B)*                      38,715             3,107
  American Equity Investment Life Holding (B)        150,800             1,968
  American Home Mortgage Investment+ (B)              67,500             2,198
  Amerisafe (B)*                                     104,000             1,048
  Asset Acceptance Capital*                           64,500             1,449
  Asta Funding (B)                                    17,200               470
  Bank of the Ozarks (B)                               9,500               351
  Boston Private Financial Holdings (B)               72,350             2,201
  Brookline Bancorp                                   94,000             1,332
  Calamos Asset Management, Cl A                      71,200             2,239
  Capital of the West                                  4,500               146
  Cascade Bancorp                                     29,850               687
  Center Financial                                    52,400             1,318
  Commercial Capital Bancorp                          44,733               766
  Community Bancorp*                                   6,100               193
  CompuCredit (B)*                                    55,100             2,120
  Corus Bankshares (B)                                57,500             3,236
  DealerTrack Holdings*                                6,100               128
  Delphi Financial Group, Cl A                        72,750             3,347
  DiamondRock Hospitality+                           167,600             2,005
  DiamondRock Hospitality+                            15,700               188
  E*Trade Financial*                                  49,400             1,030
  Education Realty Trust+*                           198,500             2,559
  Encore Capital Group (B)*                          100,700             1,747
  First Cash Financial Services*                     106,050             3,092
  First Regional Bancorp*                              5,200               351
  First Republic Bank                                 55,700             2,061
  FirstFed Financial (B)*                             31,100             1,696
  Glacier Bancorp                                     11,612               349
  Greenhill (B)                                       58,600             3,291
  Hanmi Financial                                     53,500               956
  HCC Insurance Holdings                              80,400             2,386
  Heartland Payment Systems (B)*                      52,100             1,128
  Investment Technology Group*                        66,690             2,364
  Jones Lang LaSalle                                   5,900               297
  Kansas City Life Insurance                          28,400             1,422
  KNBT Bancorp                                       110,000             1,792
  Medical Properties Trust+                           60,000               587
  Medical Properties Trust+                          169,000             1,653
  MFA Mortgage Investments+                          262,000             1,493
  Midwest Banc Holdings                               69,600             1,549
  MortgageIT Holdings+                                54,100               739
  Nara Bancorp                                        55,000               978
  Nasdaq Stock Market (B)*                            67,400             2,371
  NorthStar Realty Finance+                          101,800             1,037
  Old Second Bancorp                                   6,700               205

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Omega Healthcare Investors+                         27,600      $        347
  optionsXpress Holdings (B)                          84,500             2,074
  PFF Bancorp                                         86,660             2,645
  Placer Sierra Bancshares                            38,989             1,080
  Platinum Underwriters Holdings                      60,660             1,885
  Portfolio Recovery Associates (B)*                  81,300             3,776
  Preferred Bank                                       5,500               245
  Premierwest Bancorp                                  5,900                83
  ProAssurance*                                       47,525             2,312
  RAIT Investment Trust+                              51,600             1,337
  Saxon Capital+                                      79,200               897
  Signature Bank*                                     80,700             2,265
  Strategic Hotel Capital+                           100,900             2,077
  SVB Financial Group (B)*                           147,100             6,890
  TAC Acquisition*                                   368,000             2,300
  TAL International Group (B)*                       132,500             2,736
  TradeStation Group*                                121,800             1,508
  United PanAm Financial*                             50,000             1,294
  Wilshire Bancorp                                    39,100               672
  Zenith National Insurance                           20,550               948
                                                                  ------------
                                                                       108,189
                                                                  ------------
HEALTH CARE -- 18.1%
  Abgenix (B)*                                       188,800             4,061
  Advanced Medical Optics*                            29,400             1,229
  Align Technology (B)*                              186,900             1,209
  Alkermes (B)*                                      220,200             4,210
  Alliance Imaging*                                  255,800             1,522
  Alpharma, Cl A (B)                                 114,200             3,256
  Amedisys (B)*                                       19,400               819
  American Healthways*                                73,530             3,327
  American Medical Systems Holdings*                  48,900               872
  Amsurg (B)*                                         81,000             1,852
  Amylin Pharmaceuticals (B)*                         67,600             2,699
  Applera - Celera Genomics Group*                   150,300             1,647
  Ariad Pharmaceuticals (B)*                         417,900             2,445
  Array Biopharma*                                   256,800             1,800
  Arthrocare (B)*                                     72,700             3,064
  Aspect Medical Systems (B)*                         30,600             1,051
  AtriCure*                                           34,200               364
  Barrier Therapeutics (B)*                           11,000                90
  Bio-Rad Laboratories, Cl A (B)*                     41,300             2,703
  BioMarin Pharmaceuticals*                           31,400               339
  BioScrip*                                          157,400             1,187
  Biosite (B)*                                        74,400             4,188
  Cantel Medical*                                     14,900               267
  Caraco Pharmaceutical Laboratories*                 15,400               138
  Cell Genesys (B)*                                  451,700             2,679
  Centene (B)*                                       168,700             4,435
  Cephalon (B)*                                      155,100            10,041
  Chemed                                              44,430             2,207
  China Medical Technologies ADR (B)*                 26,500               844
  Coley Pharmaceutical Group (B)*                     25,800               391
  Combinatorx*                                        56,000               458
  Computer Programs & Systems                         11,700               485
  Conceptus (B)*                                     121,300             1,531
  Conor Medsystems (B)*                               94,500             1,829
  Cotherix*                                           12,500               133
  Cubist Pharmaceuticals (B)*                        352,000             7,480
  CV Therapeutics (B)*                               273,900             6,774
  Cyberonics (B)*                                     71,500             2,309
  Dade Behring Holdings                               55,615             2,274
  deCODE genetics*                                    78,400               648
  Digene (B)*                                         84,600             2,468
  Discovery Laboratories*                             55,139               368
  DJ Orthopedics*                                     15,900               439
  Durect (B)*                                         62,700               318

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Encysive Pharmaceuticals (B)*                      574,500      $      4,533
  Enzon Pharmaceuticals*                              77,900               576
  Exelixis*                                          385,621             3,633
  Genesis HealthCare (B)*                             21,300               778
  Greatbatch*                                         68,700             1,787
  HealthTronics*                                      93,200               713
  Human Genome Sciences*                             218,500             1,870
  Immucor*                                            78,100             1,824
  Incyte (B)*                                        392,500             2,096
  Intermagnetics General*                             95,723             3,054
  IRIS International (B)*                             98,355             2,150
  Isis Pharmaceuticals*                              178,400               935
  Ista Pharmaceuticals (B)*                          135,300               861
  Keryx Biopharmaceuticals*                          120,900             1,770
  Kosan Biosciences*                                  74,200               329
  Kyphon*                                             19,000               776
  Langer*                                             95,500               497
  Lifecell (B)*                                       44,900               856
  LifePoint Hospitals*                                33,400             1,253
  Luminex*                                            13,700               159
  Martek Biosciences (B)*                             32,200               792
  Medarex (B)*                                       412,800             5,717
  Medcath*                                            87,000             1,614
  Medicis Pharmaceutical, Cl A                        29,500               945
  Mentor                                              38,400             1,769
  MGI Pharma*                                        142,100             2,438
  Micrus Endovascular*                               114,900             1,000
  Myogen*                                             23,100               697
  Myriad Genetics*                                    22,600               470
  Nastech Pharmaceutical (B)*                        141,800             2,087
  Nektar Therapeutics (B)*                           180,300             2,968
  Neopharm (B)*                                       27,600               298
  Neose Technologies*                                145,200               280
  Neurocrine Biosciences*                              2,700               169
  Neurometrix*                                        18,100               494
  NitroMed (B)*                                       51,800               723
  NuVasive (B)*                                       34,700               628
  Odyssey HealthCare*                                 54,000             1,007
  OraSure Technologies*                              205,400             1,812
  Orchid Cellmark*                                   107,000               813
  PainCare Holdings (B)*                             403,200             1,314
  Par Pharmaceutical (B)*                             41,200             1,291
  Pediatrix Medical Group*                             3,600               319
  PolyMedica                                          68,700             2,299
  PRA International*                                  26,900               757
  Protein Design Labs (B)*                           167,925             4,772
  PSS World Medical (B)*                             255,100             3,786
  Psychiatric Solutions (B)*                          38,170             2,242
  Radiation Therapy Services (B)*                     21,700               766
  Renovis (B)*                                        49,800               762
  Rigel Pharmaceuticals (B)*                         151,100             1,263
  Rotech Healthcare*                                  62,300             1,044
  Salix Pharmaceuticals*                              91,980             1,617
  Senomyx (B)*                                       113,100             1,371
  SeraCare Life Sciences*                             72,400               655
  SurModics (B)*                                      83,250             3,079
  Symmetry Medical*                                   55,600             1,078
  Taro Pharmaceuticals Industries*                   108,200             1,512
  Telik*                                             315,900             5,367
  Third Wave Technologies*                           253,000               754
  Transgenomic (B)*                                  390,200               410
  Trizetto Group*                                     56,100               953
  U.S. Physical Therapy*                              20,100               371
  United Therapeutics (B)*                            55,100             3,809
  Vasogen*                                           156,800               321
  Ventiv Health*                                      78,665             1,858
  Viropharma*                                         52,300               970

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Vital Signs                                          5,900      $        253
  West Pharmaceutical Services                        55,300             1,384
  Zymogenetics*                                       44,300               754
                                                                  ------------
                                                                       196,752
                                                                  ------------
INDUSTRIALS -- 10.0%
  Aaon*                                                9,500               170
  ABX Air*                                           116,100               909
  Active Power (B)*                                  130,700               503
  Administaff                                         48,585             2,043
  Advisory Board*                                     49,863             2,377
  AGCO (B)*                                          163,000             2,701
  Amerco*                                             15,600             1,124
  American Commercial Lines (B)*                      35,200             1,066
  American Ecology                                    36,800               531
  American Reprographics*                            103,200             2,622
  American Woodmark (B)                                6,000               149
  Apogee Enterprises                                  48,100               780
  Applied Industrial Technologies                     17,200               579
  Aries Maritime Transport                           145,500             1,896
  Armor Holdings (B)*                                 39,100             1,668
  Aviall*                                             28,500               821
  BE Aerospace (B)*                                  121,200             2,666
  Beacon Roofing Supply*                              28,860               829
  Bucyrus International, Cl A                         15,100               796
  Builders FirstSource*                               69,900             1,494
  Ceradyne (B)*                                       33,350             1,461
  Clarcor                                             13,900               413
  Clean Harbors (B)*                                  34,100               982
  Comfort Systems USA*                                50,100               461
  Commercial Vehicle Group*                           20,900               392
  Consolidated Graphics*                              15,900               753
  Corrections of America*                             12,000               540
  CoStar Group*                                       11,900               514
  CRA International*                                  17,900               854
  DRS Technologies                                     3,800               195
  EDO                                                 58,800             1,591
  EMCOR Group (B)*                                     6,700               452
  ESCO Technologies*                                  49,100             2,184
  Evergreen Solar (B)*                                40,100               427
  ExpressJet Holdings*                                60,800               492
  Gardner Denver*                                     54,470             2,685
  GrafTech International*                            376,100             2,339
  Grupo Aeroportuario del Sureste ADR                 54,500             1,763
  Herman Miller                                      118,100             3,329
  HUB Group, Cl A*                                    88,960             3,145
  IHS, Cl A*                                          46,100               946
  JLG Industries (B)                                  16,500               753
  Joy Global                                          61,620             2,465
  Knight Transportation (B)                           95,325             1,976
  Knoll*                                             174,000             2,977
  Labor Ready (B)*                                   123,290             2,567
  Lennox International                               175,530             4,950
  Lincoln Electric Holdings                           57,100             2,265
  Mcgrath Rentcorp                                    17,500               486
  Mesa Air Group (B)*                                 27,500               288
  Mine Safety Appliances                              42,400             1,535
  Mobile Mini*                                         2,500               118
  Moog, Cl A*                                         10,850               308
  MTC Technologies*                                   35,100               961
  Navigant Consulting*                                94,200             2,071
  NCI Building Systems (B)*                          100,400             4,265
  Nordson                                             15,000               608
  Old Dominion Freight Line*                          72,300             1,951
  Resources Connection*                              116,500             3,036
  Ritchie Bros. Auctioneers                           49,500             2,091
  Simpson Manufacturing                               45,000             1,636

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Skywest                                             32,600      $        876
  SSA Global Technologies (B)*                        21,200               386
  Sun Hydraulics                                      31,900               617
  Sypris Solutions (B)                               110,345             1,101
  TeleTech Holdings*                                  70,400               848
  Terex*                                              34,300             2,037
  United Industrial                                   13,700               567
  United Rentals (B)*                                103,700             2,426
  Universal Truckload Services*                       98,100             2,256
  USA Truck*                                          26,500               772
  Wabtec                                              74,100             1,993
  Waste Connections*                                  29,500             1,017
  Website Pros (B)*                                   83,700               729
  WESCO International (B)*                            85,900             3,671
  World Air Holdings*                                 45,500               438
                                                                  ------------
                                                                       108,683
                                                                  ------------
INFORMATION TECHNOLOGY -- 29.8%
  Adaptec (B)*                                       429,600             2,500
  Adtran (B)                                          24,300               723
  Advanced Energy Industries (B)*                     14,400               170
  Advent Software*                                    69,100             1,998
  Aeroflex*                                           77,600               834
  Akamai Technologies (B)*                           146,400             2,918
  Altera*                                            395,800             7,334
  AMIS Holdings*                                      17,300               184
  Ansys (B)*                                          55,870             2,385
  aQuantive (B)*                                     182,300             4,601
  Arris Group (B)*                                    90,100               853
  Art Technology Group*                              334,500               656
  Aspen Technology*                                  122,300               960
  Asyst Technologies*                                349,000             1,996
  ATMI*                                               29,150               815
  Audible (B)*                                        75,100               964
  Avid Technology*                                    32,300             1,769
  BISYS Group*                                        81,500             1,142
  Blackbaud (B)                                      160,394             2,740
  Blue Coat Systems (B)*                              42,900             1,961
  Brooks Automation (B)*                             326,100             4,086
  CNET Networks (B)*                                  42,500               624
  Cogent (B)*                                         31,100               705
  Cognex                                              53,692             1,616
  CommScope (B)*                                     119,300             2,402
  Comtech Telecommunications*                         51,400             1,570
  Covansys*                                           34,500               470
  Credence Systems (B)*                              701,040             4,879
  CSG Systems International*                         136,100             3,038
  Cymer (B)*                                         129,800             4,609
  Daktronics                                          22,300               659
  Digimarc*                                          359,800             2,123
  Digital Insight*                                   110,855             3,550
  Diodes (B)*                                        102,103             3,170
  Dot Hill Systems*                                  262,000             1,816
  Earthlink (B)*                                     344,400             3,826
  eCollege.com (B)*                                   54,300               979
  EFJ*                                                78,300               795
  Emulex (B)*                                        237,900             4,708
  EPIQ Systems*                                       21,100               391
  Euronet Worldwide (B)*                             176,500             4,907
  F5 Networks (B)*                                    39,100             2,236
  Fairpoint Communications                           259,500             2,688
  Fargo Electronics*                                  45,300               872
  FEI (B)*                                           124,400             2,385
  Flir Systems (B)*                                   30,900               690
  Formfactor (B)*                                     11,800               288
  Freightcar America                                  48,000             2,308
  Genesis Microchip*                                 114,600             2,073

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Golf Galaxy*                                        59,800      $      1,145
  Harmonic*                                          283,800             1,376
  Homestore*                                         722,000             3,682
  Hutchinson Technology*                             126,900             3,610
  Identix (B)*                                       414,500             2,077
  Imation                                             46,500             2,142
  Immersion*                                         575,200             3,791
  Informatica (B)*                                   201,900             2,423
  Infospace (B)*                                       7,800               201
  IntercontinentalExchange*                           60,500             2,199
  Interdigital Communications*                        34,400               630
  Intergraph*                                         10,200               508
  International Rectifier*                            25,300               807
  Internet Security Systems*                          55,600             1,165
  Intervideo*                                         24,500               259
  InterVoice*                                         28,000               223
  Intrado*                                            41,600               958
  Iomega                                             375,500               935
  iPayment*                                           13,700               569
  Itron*                                              82,100             3,287
  Ixia*                                              113,800             1,682
  IXYS*                                               25,900               303
  j2 Global Communications (B)*                       12,900               551
  Jupitermedia (B)*                                  144,400             2,134
  Kenexa*                                             54,100             1,142
  Komag (B)*                                         132,400             4,589
  Kronos*                                              9,300               389
  Kulicke & Soffa Industries (B)*                     44,200               391
  Lattice Semiconductor*                           1,177,800             5,088
  Leadis Technology*                                 276,600             1,425
  Lionbridge Technologies*                           161,300             1,132
  Macrovision*                                        34,600               579
  Marchex, Cl B (B)*                                 157,100             3,533
  Mastec*                                             14,300               150
  MAXIMUS                                             56,000             2,055
  Maxtor (B)*                                      1,027,900             7,134
  Mentor Graphics*                                   199,100             2,059
  Metrologoc Instruments*                             20,300               391
  Micrel (B)*                                         93,600             1,086
  Micromuse (B)*                                     246,600             2,439
  Micros Systems (B)*                                124,025             5,993
  Microsemi*                                         207,100             5,728
  MicroStrategy, Cl A (B)*                            29,700             2,457
  MTS Systems                                         30,400             1,053
  Multi-Fineline Electronix*                          73,115             3,522
  Net 1 UEPS Technologies*                            33,700               972
  Netgear*                                            99,380             1,913
  Netlogic Microsystems (B)*                          89,010             2,425
  NMS Communications*                                130,900               457
  Nuance Communications (B)*                         351,200             2,680
  O2Micro International ADR*                         197,500             2,011
  Omnivision Technologies (B)*                       141,500             2,824
  Online Resources*                                  115,700             1,279
  Open Solutions*                                     47,800             1,096
  Openwave Systems (B)*                               60,100             1,050
  OSI Systems (B)*                                   123,500             2,271
  Palm (B)*                                           22,100               703
  Panacos Pharmaceuticals*                            54,100               375
  PAR Technology (B)*                                 23,600               655
  Parametric Technology*                             142,000               866
  Parkervision (B)*                                  223,000             2,029
  Perot Systems, Cl A (B)*                           111,800             1,581
  Phase Forward*                                      65,200               636
  Photronics (B)*                                     76,600             1,154
  Pixelworks*                                        561,050             2,850
  Plantronics                                         99,400             2,813
  Plexus (B)*                                          8,800               200

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  PLX Technology*                                    317,599      $      2,731
  Polycom*                                           681,800            10,432
  Portalplayer (B)*                                   58,100             1,645
  Powerwave Technologies (B)*                        194,300             2,442
  Presstek*                                           43,400               392
  Progress Software*                                  29,600               840
  Quality Systems (B)                                 25,290             1,941
  Rackable Systems (B)*                               82,900             2,361
  RealNetworks*                                      215,900             1,675
  Red Hat (B)*                                        60,800             1,656
  Redback Networks (B)*                              168,100             2,364
  Rentech*                                           758,000             2,888
  RightNow Technologies (B)*                          45,152               834
  Rudolph Technologies*                              155,000             1,996
  SafeNet (B)*                                        58,600             1,888
  Seachange International*                           227,500             1,797
  Secure Computing (B)*                              180,900             2,218
  Semtech*                                           104,800             1,914
  Sigmatel (B)*                                       73,000               956
  Sina*                                               20,000               483
  Sirf Technology Holdings (B)*                      185,366             5,524
  Skyworks Solutions*                                646,500             3,291
  Solectron*                                         714,100             2,614
  Sonic Solutions (B)*                                68,400             1,034
  Spatialight (B)*                                   375,400             1,303
  STATS ChipPAC ADR (B)*                             198,282             1,348
  Stratasys (B)*                                      32,750               819
  Symmetricom (B)*                                   178,900             1,515
  Synenco Energy*                                     31,600               461
  Take-Two Interactive Software (B)*                  28,100               497
  Taleo, Cl A (B)*                                    76,800             1,020
  Tekelec (B)*                                       213,500             2,968
  Tessera Technologies*                               97,051             2,509
  THQ (B)*                                           124,200             2,962
  TIBCO Software*                                    237,900             1,777
  TNS*                                                14,700               282
  Transaction Systems Architects (B)*                 22,700               654
  Trident Microsystems*                              141,470             2,546
  Triquint Semiconductor*                            895,600             3,985
  Ultra Clean Holdings*                              163,400             1,178
  United Online                                       31,400               447
  Universal Display (B)*                              16,200               170
  Valueclick (B)*                                    115,320             2,088
  Vasco Data Security International (B)*              49,900               492
  Viasat*                                              9,000               241
  WebEx Communications (B)*                           41,000               887
  Websense (B)*                                       73,100             4,798
  WebSideStory*                                       55,900             1,013
  Wind River Systems*                                213,300             3,150
  Witness Systems*                                    38,400               755
  Wright Express (B)*                                150,100             3,302
                                                                  ------------
                                                                       322,881
                                                                  ------------
MATERIALS -- 2.1%
  AK Steel Holding (B)*                              141,600             1,126
  Balchem                                              6,300               188
  Carpenter Technology                                34,600             2,438
  Cleveland-Cliffs (B)                                22,700             2,010
  Eagle Materials (B)                                 12,600             1,542
  Greif, Cl A                                          4,600               305
  Headwaters (B)*                                     13,500               478
  Hercules*                                          105,500             1,192
  Quanex                                              62,600             3,128
  Reliance Steel & Aluminum                           44,905             2,745

--------------------------------------------------------------------------------
                                            Shares/ Face Amount   Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Silgan Holdings                                     10,400      $        376
  Steel Dynamics                                      61,200             2,173
  Symyx Technologies (B)*                            134,600             3,673
  Wheeling-Pittsburgh (B)*                           123,400             1,113
                                                                  ------------
                                                                        22,487
                                                                  ------------
TELECOMMUNICATION SERVICES -- 0.7%
  Centennial Communications*                          42,400               658
  InPhonic (B)*                                       30,900               268
  New Skies Satellites Holdings                       47,200             1,028
  Premiere Global Services*                          141,100             1,147
  SBA Communications, Cl A*                          220,925             3,955
  Syniverse Holdings*                                 29,400               614
                                                                  ------------
                                                                         7,670
                                                                  ------------
Total Common Stock
  (Cost $975,261) ($ Thousands)                                      1,011,983
                                                                  ------------
FOREIGN STOCK -- 2.1%
  Canaccord Capital                                  218,700             2,788
  Cardiome Pharma*                                    62,300               629
  Dundee+*                                            66,500             1,463
  Dundee Wealth Management                            14,600               126
  Dundee Wealth Management                           173,891             1,502
  First Quantum Minerals                             100,000             3,189
  Grande Cache Coal*                                 445,500             1,254
  OPTI Canada*                                        94,500             3,088
  Railpower Technologies*                            185,700             1,027
  Railpower Technologies*                            233,400             1,291
  Sherritt International                             222,600             1,924
  Synenco Energy* (G)                                 37,852               497
  Synenco Energy, Cl A*                              131,600             1,920
  Western Oil Sands, Cl A*                            82,500             1,964
                                                                  ------------
Total Foreign Stock
  (Cost $19,249) ($ Thousands)                                          22,662
                                                                  ------------

                                                 Number of
                                                  Warrants
                                               -------------
WARRANTS -- 0.0%

  Parkervision, Expires 03/10/10* (G)                 17,500                74
                                                                  ------------
Total Warrants
  (Cost $37) ($ Thousands)                                                  74
                                                                  ------------
CORPORATE OBLIGATIONS (C) (E) -- 15.7%

FINANCIALS -- 15.7%
  Allstate Life Global Funding II MTN
    4.390%, 01/16/07                           $       2,198             2,198
  American General Finance (F)
    4.390%, 01/16/07                                   2,629             2,628
    4.369%, 01/16/07                                   4,301             4,301
  American General Finance MTN, Ser F
    5.875%, 07/14/06                                     478               483
  Bear Stearns, Ser EXL
    4.379%, 01/16/07                                   8,507             8,507
  CCN Bluegrass
    4.440%, 08/18/06                                   3,106             3,106
  CIT Group MTN
    4.342%, 05/12/06                                  11,948            11,948
    4.182%, 04/19/06                                   1,195             1,195
  Caterpillar Financial Services MTN, Ser F
    4.235%, 07/10/06                                   2,390             2,390

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Countrywide Financial MTN, Ser A
    4.550%, 09/13/06                                   8,841             8,841
    4.351%, 11/03/06                                   2,390             2,389
    4.341%, 11/03/06                                   2,629             2,629
  Countrywide Home Loans MTN, Ser M
    4.323%, 01/31/06                                   1,051             1,051
  Dekabank
    4.183%, 08/19/06                                   8,841             8,841
  Irish Life & Permanent MTN, Ser X
    4.405%, 01/22/07                                   1,912             1,911
    4.399%, 01/22/07                                   4,445             4,444
  Islandsbanki (F)
    4.420%, 01/22/07                                   4,062             4,062
  Jackson National Life Funding (F)
    4.291%, 01/02/07                                  10,514            10,514
  Kaupthing Bank MTN
    4.399%, 01/19/07                                  11,948            11,948
  Landsbanki Islands (F)
    4.450%, 01/16/07                                   9,080             9,080
  Liberty Lighthouse US Capital MTN
    4.387%, 05/10/06                                   4,779             4,778
  Morgan Stanley, Ser EXL
    4.341%, 01/04/07                                   1,673             1,673
  Morgan Stanley, Ser EXLS
    4.306%, 02/05/07                                   2,390             2,390
  Natexis Banques (F)
    4.367%, 01/16/07                                   4,660             4,659
  Nationwide Building Society (F)
    4.547%, 09/28/06                                   2,390             2,390
    4.331%, 01/05/07                                   4,779             4,779
  Nordbank (F)
    4.385%, 01/23/07                                   8,125             8,123
  Northern Rock (F)
    4.321%, 10/03/06                                   4,923             4,923
  Pacific Life Global Funding (F)
    4.382%, 01/15/07                                   3,584             3,584
  SLM, Ser EXLS
    4.369%, 01/16/07                                   5,257             5,257
  Sigma Finance MTN
    4.745%, 11/09/06                                   2,581             2,581
  Skandinav Enskilda Bank
    4.367%, 01/18/07                                   5,257             5,257
  Witherspoon CDO
    4.396%, 03/15/06                                   1,434             1,434
  Xl Life and Annuity (F)
    4.422%, 06/30/06                                   4,540             4,542
    4.379%, 01/16/07                                   6,691             6,691
    4.376%, 02/06/06                                   1,434             1,434
    4.336%, 02/06/06                                     956               956
    4.332%, 02/06/06                                   2,581             2,581
                                                                  ------------
Total Corporate Obligations
  (Cost $170,498) ($ Thousands)                                        170,498
                                                                  ------------
CASH EQUIVALENTS -- 4.7%

  Merrill Lynch EBP Master
     Repo, 3.69% **                                1,921,271             1,921
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.20% ** ++           48,630,824
                                                                        48,631
                                                                  ------------
Total Cash Equivalents
  (Cost $50,552) ($ Thousands)                                          50,552
                                                                  ------------

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (C) (E) -- 3.5%

MORTGAGE RELATED SECURITIES -- 3.5%
  Blue Heron Funding, Ser 9A, Cl A1
    4.409%, 02/22/06                           $       4,779      $      4,779
  CCN Independence IV
    4.439%, 07/17/06                                   1,673             1,673
  Cheyne High Grade, Ser 2004-1A, Cl
    4.330%, 11/10/06                                   2,390             2,390
  Commodore, Ser 2003-2A, Cl A1MM
    4.560%, 12/12/38                                   2,198             2,198
  Duke Funding, Ser 2004-6B, Cl A1S1
    4.185%, 10/10/06                                   3,584             3,584
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    4.429%, 06/25/06                                   4,779             4,779
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    4.518%, 05/18/06                                   3,918             3,918
  Park Place Securities NIM
    Trust, Ser MM1, Cl AM4
    4.419%, 05/25/06                                   4,261             4,261
  RMAC, Ser 2004-NS3A, Cl A1
    4.360%, 09/12/06                                   1,165             1,165
  Saturn Ventures II
    4.391%, 02/07/06                                   4,779             4,779
  TIAA Real Estate, Ser 2003 1A, Cl A1
    4.410%, 09/28/06                                   3,086             3,086
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                                   1,195             1,195
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                                     717               717
                                                                  ------------
Total Asset-Backed Securities
  (Cost $38,524) ($ Thousands)                                          38,524
                                                                  ------------
MASTER NOTES (C) (E) (H) -- 1.6%

  Bank of America
    4.330%, 01/03/06                                  11,948            11,948
  Bear Stearns
    4.370%, 01/03/06                                   5,735             5,735
                                                                  ------------
Total Master Notes
  (Cost $17,683) ($ Thousands)                                          17,683
                                                                  ------------
COMMERCIAL PAPER (C) (D) -- 1.5%

  ADRO
    4.352%, 01/03/06                                   1,912             1,911
  Mica Funding LLC
    4.302%, 01/03/06                                   1,819             1,818
  Rhineland Funding
    4.295%, 01/30/06                                   8,364             8,333
    4.276%, 02/01/06                                   4,131             4,116
                                                                  ------------
Total Commercial Paper
  (Cost $16,178) ($ Thousands)                                          16,178
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
TIME DEPOSIT (C) -- 0.2%

  Lummis
    4.000%, 01/03/06                           $       2,390      $      2,390
                                                                  ------------
Total Time Deposit
  (Cost $2,390) ($ Thousands)                                            2,390
                                                                  ------------
U.S. TREASURY OBLIGATION (A) -- 0.2%

  U.S. Treasury Bills
    4.202%, 05/25/06                                   2,240             2,204
                                                                  ------------
Total U.S. Treasury Obligation
  (Cost $2,203) ($ Thousands)                                            2,204
                                                                  ------------
REPURCHASE AGREEMENTS (C) -- 4.7%

Barclays Capital
  4.250%, dated 12/30/05, to be repurchased
  on 01/03/06, repurchase price $6,916,197
  (collateralized by various U.S. Government
  Obligations, ranging in par value
  $1,527,185 - $3,224,509, 4.300% - 4.500%,
  05/11/07 - 09/26/08; with total market
  value $7,056,212)                                    6,913             6,913
Deutsche Bank Securities
  4.250%, dated 12/30/05, to be repurchased
  on 01/03/06, repurchase price $14,086,909
  (collateralized by various U.S. Government
  Obligations, ranging in par value
  $1,374,586 - $12,985,017, 3.875% - 4.500%,
  02/15/10 - 07/06/10; with total market
  value $14,359,603)
Lehman Brothers                                       14,080            14,080
  4.240%, dated 12/30/05, to be repurchased
  on 01/03/06, repurchase price $29,392,655
  (collateralized by various U.S. Government
  Obligations, ranging in par value $287 -
  $2,287,074, 0.000% - 6.120%, 05/15/06 -
  03/23/28; with total market value
  $30,272,258)                                        29,679            29,679
                                                                  ------------
Total Repurchase Agreements
  (Cost $50,672) ($ Thousands)                                          50,672
                                                                  ------------
Total Investments -- 127.5%
  (Cost $1,343,247) ($ Thousands)                                 $  1,383,420
                                                                  ============

--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2005 is as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
Type of                                   Number of   Expiration    Depreciation
Contract                                  Contracts      Date      ($ Thousands)
--------------------------------------------------------------------------------
Russell E-MINI                              739        Mar-06     $       (893)
                                                                  ------------

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $1,085,344,785.

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of December 31, 2005.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $284,557 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $295,945 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the schedule of investments is the rate in effect as of December 31, 2005.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(G) Security considered restricted and security is fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2005 was $571 ($ Thousands) and represented 0.05% of Net Assets.

(H)   The date shown is the earlier of the reset date or the demand date.

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

 At December 31, 2005, the tax basis cost of the Fund's investments was $1,343,247 ($ Thousands), and the unrealized appreciation and depreciation were $157,313 ($ Thousands) and $(117,140) ($ Thousands) respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2005

--------------------------------------------------------------------------------

Restricted Securities -- At December 31, 2005, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at December 31, 2005, were as follows:

------------------------------------------------------------------------------------------------------------
                           Number of   Acquisition     Right to          Cost        Market Value   % of Net
                            Shares         Date      Acquire Date   ($ Thousands)   ($ Thousands)    Assets
------------------------------------------------------------------------------------------------------------
Parkervision Warrants        17,500      06/20/05      06/20/05        $   36         $     74        0.01%
   Synenco Energy            37,852      08/22/05      08/22/05        $  438              497        0.04
                                                                       ------         --------        ----
                                                                          474         $    571        0.05%
                                                                       ------         --------        ----

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.7%

CONSUMER DISCRETIONARY -- 14.0%
  Abercrombie & Fitch, Cl A                            2,200      $        143
  American Eagle Outfitters                           15,800               363
  American Greetings, Cl A                             8,900               196
  Autoliv                                              7,000               318
  Barnes & Noble                                      14,700               627
  Black & Decker                                      10,700               930
  Brinker International                               13,100               506
  Darden Restaurants                                  24,300               945
  Dollar General (B)                                  31,200               595
  Dollar Tree Stores*                                  3,700                89
  Eastman Kodak (B)                                   21,100               494
  EchoStar Communications, Cl A*                      31,500               856
  Federated Department Stores                         13,200               876
  Goodyear Tire & Rubber (B)*                         67,400             1,171
  GTECH Holdings                                      18,100               575
  J.C. Penney                                          8,000               445
  Johnson Controls (B)                                 6,300               459
  Men's Wearhouse*                                     2,300                68
  Meredith                                               900                47
  Nordstrom                                            4,500               168
  NVR (B)*                                               900               632
  Penn National Gaming*                               18,000               593
  Polaris Industries (B)                               7,200               361
  Rent-A-Center*                                      13,250               250
  Stanley Works                                       16,400               788
  Station Casinos                                      4,400               298
  Toll Brothers*                                       2,000                69
  Whirlpool                                           12,200             1,022
                                                                  ------------
                                                                        13,884
                                                                  ------------
CONSUMER STAPLES -- 5.8%
  Archer-Daniels-Midland                              23,000               567
  BJ's Wholesale Club*                                26,100               771
  Energizer Holdings*                                 11,200               558
  Kroger*                                             65,900             1,244
  Loews - Carolina Group (B)                          25,100             1,104
  Pepsi Bottling Group                                10,400               298
  Pilgrim's Pride                                     37,400             1,240
                                                                  ------------
                                                                         5,782
                                                                  ------------
ENERGY -- 4.6%
  Chesapeake Energy                                    6,400               203
  El Paso (B)                                         14,600               178
  Patterson-UTI Energy                                31,000             1,021
  Pioneer Natural Resources                            4,800               246
  Plains Exploration & Production*                    26,600             1,057
  Sunoco (B)                                          11,400               894
  Unit*                                               16,600               913
                                                                  ------------
                                                                         4,512
                                                                  ------------
FINANCIALS -- 18.4%
  A.G. Edwards                                        19,100               895
  American Financial Group                             1,300                50
  Assurant                                             6,400               278
  Bank of Hawaii                                      18,500               953
  CBL & Associates Properties+                        28,800             1,138
  City National                                       15,400             1,116
  Comerica                                            10,600               602
  Conseco (B)*                                         6,300               146
  E*Trade Financial*                                   4,600                96
  East West Bancorp                                   20,800               759
  Federated Investors, Cl B (B)                       42,400             1,570

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  First American                                      15,100      $        684
  First Marblehead (B)                                 5,200               171
  Genworth Financial, Cl A (B)                        35,600             1,231
  HCC Insurance Holdings                              15,650               464
  Hospitality Properties Trust+                       37,700             1,512
  HRPT Properties Trust+                              34,000               352
  Kimco Realty+                                       12,300               395
  Nationwide Financial Services, Cl A                 36,500             1,606
  Nuveen Investments, Cl A                            26,400             1,125
  Public Storage+                                      1,300                88
  Regency Centers+ (B)                                 6,700               395
  SL Green Realty+                                     8,300               634
  Synovus Financial                                   21,800               589
  UnionBanCal                                         16,900             1,161
  Vornado Realty Trust+                                2,300               192
                                                                  ------------
                                                                        18,202
                                                                  ------------
HEALTH CARE -- 10.1%
  AmerisourceBergen                                   18,600               770
  Applera - Applied Biosystems Group                  12,400               329
  Barr Pharmaceuticals*                                3,800               237
  Bausch & Lomb                                       15,900             1,080
  Celgene*                                             1,200                78
  Cephalon (B)*                                        3,900               252
  Community Health Systems*                           13,100               502
  Dade Behring Holdings                               20,300               830
  Edwards Lifesciences (B)*                            7,300               304
  Invitrogen (B)*                                      3,800               253
  Kinetic Concepts*                                   10,100               402
  King Pharmaceuticals*                               68,600             1,161
  McKesson                                            24,200             1,248
  Medimmune*                                           1,900                67
  Millipore*                                           4,400               291
  Pharmaceutical Product Development*                  9,500               588
  Protein Design Labs (B)*                            10,000               284
  Techne*                                              4,500               253
  Triad Hospitals*                                     8,400               329
  Universal Health Services, Cl B                     15,100               706
                                                                  ------------
                                                                         9,964
                                                                  ------------
INDUSTRIALS -- 9.3%
  CNF                                                  7,300               408
  CSX                                                  9,200               467
  Cummins (B)                                         17,800             1,597
  Eaton                                                6,500               436
  Herman Miller                                       15,100               426
  Laidlaw International                               36,600               850
  Norfolk Southern                                     7,800               350
  Parker Hannifin                                      3,400               224
  Rockwell Automation                                  4,200               249
  RR Donnelley & Sons                                  5,100               174
  Ryder System                                        19,800               812
  Teleflex                                            21,000             1,365
  USG (B)*                                            23,400             1,521
  West*                                                8,300               350
                                                                  ------------
                                                                         9,229
                                                                  ------------
INFORMATION TECHNOLOGY -- 20.3%
  Advanced Micro Devices*                              1,400                43
  Alliance Data Systems*                              16,000               570
  Amphenol, Cl A                                      22,300               987
  Arrow Electronics*                                  48,400             1,550
  Avnet*                                              30,100               721
  BMC Software*                                       35,000               717

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Cadence Design Systems (B)*                         25,900      $        438
  Ceridian*                                           35,000               870
  Citrix Systems*                                        500                14
  Computer Sciences*                                  27,100             1,372
  Electronic Data Systems                             18,100               435
  Fair Isaac                                          10,100               446
  Freescale Semiconductor, Cl B*                      13,600               342
  Global Payments (B)                                 23,200             1,081
  Harris                                              30,200             1,299
  Intuit*                                              3,400               181
  Jabil Circuit*                                      13,200               490
  Lam Research (B)*                                   12,100               432
  Lexmark International, Cl A*                         1,600                72
  McAfee*                                             22,500               610
  MEMC Electronic Materials*                          19,100               423
  Mettler Toledo International*                       16,100               889
  Micron Technology*                                  26,600               354
  National Semiconductor                              50,500             1,312
  Nvidia (B)*                                         12,000               439
  Reynolds & Reynolds, Cl A                           27,500               772
  VeriSign*                                           16,100               353
  Western Digital*                                   104,500             1,945
  Xerox (B)*                                          67,000               982
                                                                  ------------
                                                                        20,139
                                                                  ------------
MATERIALS -- 8.2%
  Crown Holdings*                                     10,400               203
  Eastman Chemical                                    12,400               640
  FMC*                                                13,500               718
  Freeport-McMoRan Copper & Gold,
     Cl B (B)                                         23,900             1,286
  Lafarge North America                                7,800               429
  Louisiana-Pacific                                    5,200               143
  Lubrizol                                            18,500               803
  Lyondell Chemical                                   24,000               572
  Martin Marietta Materials                           17,900             1,373
  Nucor                                                2,100               140
  Phelps Dodge                                        12,900             1,856
                                                                  ------------
                                                                         8,163
                                                                  ------------
TELECOMMUNICATION SERVICES -- 1.0%
  CenturyTel                                          25,000               829
  Telewest Global*                                     5,500               131
                                                                  ------------
                                                                           960
                                                                  ------------
UTILITIES -- 6.0%
  AES*                                                24,400               386
  American Electric Power (B)                         50,600             1,877
  Centerpoint Energy (B)                              48,300               621
  Constellation Energy Group                           4,700               271
  Edison International                                 2,200                96
  National Fuel Gas                                   25,500               795
  Pepco Holdings                                      38,100               852
  Sempra Energy (B)                                   13,224               593
  Wisconsin Energy                                    11,400               445
                                                                  ------------
                                                                         5,936
                                                                  ------------
Total Common Stock
  (Cost $86,300) ($ Thousands)                                          96,771
                                                                  ------------

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C) (E) -- 11.2%

FINANCIALS -- 11.2%
  Allstate Life Global Funding II MTN
    4.390%, 01/16/07                        $            143      $        143
  American General Finance (F)
    4.390%, 01/16/07                                     171               171
    4.369%, 01/16/07                                     279               279
  American General Finance MTN, Ser F
    5.875%, 07/14/06                                      31                31
  Bear Stearns, Ser EXL
    4.379%, 01/16/07                                     552               552
  CCN Bluegrass
    4.440%, 08/18/06                                     202               202
  CIT Group MTN
    4.342%, 05/12/06                                     776               776
    4.182%, 04/19/06                                      78                78
  Caterpillar Financial Services MTN, Ser F
    4.235%, 07/10/06                                     155               155
  Countrywide Financial MTN, Ser A
    4.550%, 09/13/06                                     574               574
    4.351%, 11/03/06                                     155               155
    4.341%, 11/03/06                                     171               171
  Countrywide Home Loans MTN, Ser M
    4.323%, 01/31/06                                      68                68
  Dekabank
    4.183%, 08/19/06                                     574               574
  Irish Life & Permanent MTN, Ser X
    4.405%, 01/22/07                                     124               124
    4.399%, 01/22/07                                     289               289
  Islandsbanki (F)
    4.420%, 01/22/07                                     264               264
  Jackson National Life Funding (F)
    4.291%, 01/02/07                                     683               683
  Kaupthing Bank MTN
    4.399%, 01/19/07                                     776               776
  Landsbanki Islands (F)
    4.450%, 01/16/07                                     590               590
  Liberty Lighthouse US Capital MTN
    4.387%, 05/10/06                                     310               310
  Morgan Stanley, Ser EXL
    4.341%, 01/04/07                                     109               109
  Morgan Stanley, Ser EXLS
    4.306%, 02/05/07                                     155               155
  Natexis Banques (F)
    4.367%, 01/16/07                                     303               303
  Nationwide Building Society (F)
    4.547%, 09/28/06                                     155               155
    4.331%, 01/05/07                                     310               310
  Nordbank (F)
    4.385%, 01/23/07                                     528               528
  Northern Rock (F)
    4.321%, 10/03/06                                     320               320
  Pacific Life Global Funding (F)
    4.382%, 01/15/07                                     233               233
  SLM, Ser EXLS
    4.369%, 01/16/07                                     341               341
  Sigma Finance MTN
    4.745%, 11/09/06                                     168               168
  Skandinav Enskilda Bank
    4.367%, 01/18/07                                     341               341
  Witherspoon CDO
    4.396%, 03/15/06                                      93                93

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
  Xl Life and Annuity (F)
    4.422%, 06/30/06                        $            295      $        295
    4.379%, 01/16/07                                     435               435
    4.376%, 02/06/06                                      93                93
    4.336%, 02/06/06                                      62                62
    4.332%, 02/06/06                                     168               168
                                                                  ------------
Total Corporate Obligations
  (Cost $11,074) ($ Thousands)                                          11,074
                                                                  ------------

ASSET-BACKED SECURITIES (C) (E) -- 2.5%

MORTGAGE RELATED SECURITIES -- 2.5%
  Blue Heron Funding, Ser 9A, Cl A1
    4.409%, 02/22/06                                     310               310
  CCN Independence IV
    4.439%, 07/17/06                                     109               109
  Cheyne High Grade, Ser 2004-1A, Cl
    4.330%, 11/10/06                                     155               155
  Commodore, Ser 2003-2A, Cl A1MM
    4.560%, 12/12/38                                     143               143
  Duke Funding, Ser 2004-6B, Cl A1S1
    4.185%, 10/10/06                                     233               233
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    4.429%, 06/25/06                                     310               310
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    4.518%, 05/18/06                                     254               254
  Park Place Securities NIM Trust,
    Ser MM1, Cl AM4
    4.419%, 05/25/06                                     277               277
  RMAC, Ser 2004-NS3A, Cl A1
    4.360%, 09/12/06                                      76                76
  Saturn Ventures II
    4.391%, 02/07/06                                     310               310
  TIAA Real Estate, Ser 2003 1A, Cl A1
    4.410%, 09/28/06                                     200               200
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                                      78                78
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                                      47                47
                                                                  ------------
Total Asset-Backed Securities
  (Cost $2,502) ($ Thousands)                                            2,502
                                                                  ------------

CASH EQUIVALENT -- 1.8%
  SEI Daily Income Trust, Prime Obligation
  Fund, Cl A, 4.20% ++                             1,792,481             1,792
                                                                  ------------
Total Cash Equivalent
  (Cost $1,792) ($ Thousands)                                            1,792
                                                                  ------------

MASTER NOTES (C) (E) (G) -- 1.2%
  Bank of America
    4.330%, 01/03/06                                     776               776
  Bear Stearns
    4.370%, 01/03/06                                     374               373
                                                                  ------------
Total Master Notes
  (Cost $1,149) ($ Thousands)                                            1,149
                                                                  ------------

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) (D) -- 1.1%
  ADRO
    4.352%, 01/03/06                        $            124      $        124
  Mica Funding LLC
    4.302%, 01/03/06                                     118               118
  Rhineland Funding
    4.295%, 01/30/06                                     543               541
    4.276%, 02/01/06                                     268               268
                                                                  ------------
Total Commercial Paper
  (Cost $1,051) ($ Thousands)                                            1,051
                                                                  ------------

TIME DEPOSIT (C) -- 0.1%
  Lummis
    4.000%, 01/03/06                                     155               155
                                                                  ------------
Total Time Deposit
  (Cost $155) ($ Thousands)                                                155
                                                                  ------------

U.S. TREASURY OBLIGATION (A) -- 0.1%
  U.S. Treasury Bills
    3.875%, 03/16/06                                     100                99
                                                                  ------------
Total U.S. Treasury Obligation
  (Cost $99) ($ Thousands)                                                  99
                                                                  ------------

REPURCHASE AGREEMENTS (C) -- 3.3%

Barclays Capital
  4.250%, dated 12/30/05, to be repurchased on
  01/03/06, repurchase price $449,220
  (collateralized by various U.S. Government
  Obligations, ranging in par value $99,194 -
  $209,438, 4.300% - 4.500%, 05/11/07 - 09/26/08;
  with total market value $458,314)                      449               449

Deutsche Bank Securities
  4.250%, dated 12/30/05, to be repurchased on
  01/03/06, repurchase price $914,971
  (collateralized by various U.S. Government
  Obligations, ranging in par value $89,282
  - $843,401, 3.875% - 4.500%, 02/15/10 -
  07/06/10; with total market value $932,683)            915               915
Lehman Brothers
  4.240%, dated 12/30/05, to be repurchased on
  01/03/06, repurchase price $1,928,593
  (collateralized by various U.S. Government
  Obligations, ranging in par value $19 -
  $148,550, 0.000% - 6.120%, 05/15/06 -
  03/23/28; with total market value $1,966,240)        1,928             1,928
                                                                  ------------
Total Repurchase Agreements
  (Cost $3,292) ($ Thousands)                                            3,292
                                                                  ------------

Total Investments -- 119.0%
  (Cost $107,414) ($ Thousands)                                   $    117,885
                                                                  ============

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2005

--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2005 is as follows:

--------------------------------------------------------------------------------
                                                                   Unrealized
Type of                              Number of    Expiration      Depreciation
Contract                             Contracts       Date         ($ Thousands)
--------------------------------------------------------------------------------
S&P 400 Index E-MINI                    24          Mar-06        $        (13)
                                                                  ------------

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $99,029,012.

*     Non-income producing security.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets. Rate shown is the 7-day effective yield as of December 31, 2005.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $18,570 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $19,222 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the schedule of investments is the rate in effect as of December 31, 2005.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(G)   The date shown is the earlier of the reset date or the demand date.

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

 At December 31, 2005, the tax basis cost of the Fund's investments was $107,414 ($ Thousands), and the unrealized appreciation and depreciation were $12,216
 ($ Thousands) and $(1,745) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Managed Volatility Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.6%

CONSUMER DISCRETIONARY -- 9.3%
  Autoliv                                             15,900      $        722
  Autonation*                                          7,700               167
  Belo, Cl A                                          16,100               345
  Choice Hotels International                         43,978             1,837
  Dillard's, Cl A                                     16,000               397
  DIRECTV Group*                                      50,300               710
  Fortune Brands                                      24,547             1,915
  GTECH Holdings                                      19,100               606
  H&R Block                                           14,200               349
  Harte-Hanks                                         32,486               857
  Hearst-Argyle Television                            72,977             1,740
  International Speedway, Cl A                        18,055               865
  ITT Educational Services*                           11,600               686
  John Wiley & Sons, Cl A                             16,800               656
  McClatchy, Cl A                                      4,400               260
  Meredith                                            17,446               913
  Pacific Sunwear of California*                      24,700               616
  Panera Bread, Cl A*                                  8,400               552
  Polaris Industries                                  13,300               668
  R.H. Donnelley*                                      6,300               388
  Shaw Communications, Cl B                           28,800               624
  Starwood Hotels & Resorts Worldwide                  6,100               390
  TRW Automotive Holdings*                            26,800               706
  Valassis Communications*                            12,800               372
  VF                                                   5,128               284
  Weight Watchers International*                       8,200               405
  Yum! Brands                                          1,900                89
                                                                  ------------
                                                                        18,119
                                                                  ------------
CONSUMER STAPLES -- 12.2%
  Anheuser-Busch                                      20,800               893
  Church & Dwight                                     16,900               558
  Clorox                                              30,709             1,747
  Colgate-Palmolive                                    7,843               430
  Dean Foods*                                         20,400               768
  General Mills                                       15,100               745
  Hershey                                             53,700             2,967
  HJ Heinz                                             4,900               165
  Hormel Foods                                        78,375             2,561
  JM Smucker                                          37,450             1,648
  Kellogg                                             69,183             2,990
  Loews - Carolina Group                              14,196               624
  McCormick                                           15,000               464
  Pepsi Bottling Group                                46,475             1,330
  PepsiAmericas                                       93,835             2,183
  PepsiCo                                              5,663               335
  Pilgrim's Pride                                     17,900               593
  Reynolds American                                    3,691               352
  Smithfield Foods*                                   11,884               364
  Supervalu                                            2,800                91
  WM Wrigley Jr.                                      29,851             1,985
                                                                  ------------
                                                                        23,793
                                                                  ------------
ENERGY -- 5.2%
  Chevron                                             38,601             2,191
  Enbridge                                            21,300               666
  Exxon Mobil                                         17,100               961
  Helmerich & Payne                                   12,819               794
  Imperial Oil Limited                                 9,600               956
  Nexen                                               12,600               600
  Petro-Canada*                                       21,600               866
  Quicksilver Resources*                              15,900               668

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Suncor Energy                                        6,700      $        423
  Sunoco                                               8,400               658
  Transcanada                                         24,100               759
  Western Gas Resources                               15,400               725
                                                                  ------------
                                                                        10,267
                                                                  ------------
FINANCIALS -- 16.2%
  Allstate                                            12,162               658
  American Financial Group                            62,143             2,381
  Arthur J Gallagher                                  14,411               445
  Bancorpsouth                                         6,100               135
  BlackRock, Cl A                                      7,300               792
  BOK Financial                                       11,667               530
  Brookfield Properties                               21,700               638
  Cincinnati Financial                                17,000               760
  City National                                        9,079               658
  CNA Financial*                                       9,465               310
  Commerce Bancshares                                 33,387             1,740
  Commerce Group                                      26,181             1,500
  Compass Bancshares                                  10,149               490
  Crescent Real Estate Equities+                      42,073               834
  East West Bancorp                                   16,300               595
  Federated Investors, Cl B                           18,700               693
  Hospitality Properties Trust+                       28,637             1,148
  IndyMac Bancorp                                     15,422               602
  International Bancshares                            28,287               830
  Loews                                               23,833             2,261
  Markel*                                              4,703             1,491
  Nuveen Investments, Cl A                            15,000               639
  Pan Pacific Retail Properties+                       7,351               492
  Peoples Bank                                        10,839               337
  PMI Group                                           15,200               624
  Popular                                             24,700               522
  Reinsurance Group of America                        14,368               686
  RenaissanceRe Holdings                              10,100               445
  Safeco                                              40,564             2,292
  Sky Financial Group                                  8,242               229
  Stancorp Financial Group                            13,800               689
  Student Loan                                         2,916               610
  Synovus Financial                                    7,800               211
  UnionBanCal                                         12,437               855
  Valley National Bancorp                             30,000               723
  Washington Federal                                  26,371               606
  Webster Financial                                   17,104               802
  Weingarten Realty Investors+                         7,214               273
  Westcorp                                             3,504               233
  Whitney Holding                                     16,300               449
  Wilmington Trust                                    10,520               409
                                                                  ------------
                                                                        31,617
                                                                  ------------
HEALTH CARE -- 15.7%
  Alcon                                                5,700               739
  American Pharmaceutical Partners*                    8,500               330
  AmerisourceBergen                                   61,954             2,565
  Barr Pharmaceuticals*                               12,200               760
  Becton Dickinson                                     9,159               550
  C.R. Bard                                           15,775             1,040
  Cardinal Health                                     27,635             1,900
  Celgene*                                             5,800               376
  Dade Behring Holdings                               19,000               777
  Dentsply International                              16,111               865
  Edwards Lifesciences*                               61,790             2,571
  Endo Pharmaceuticals Holdings*                      32,019               969
  Henry Schein*                                       51,586             2,251
  Hillenbrand Industries                              63,088             3,117
  Idexx Laboratories*                                 18,668             1,344

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Managed Volatility Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Invitrogen*                                          4,200      $        280
  Johnson & Johnson                                   37,007             2,224
  King Pharmaceuticals*                               42,300               716
  Laboratory of America Holdings*                      6,400               345
  McKesson                                            11,500               593
  Merck                                                6,900               219
  Patterson*                                          22,100               738
  Quest Diagnostics                                    4,200               216
  Renal Care Group*                                   36,380             1,721
  Respironics*                                        11,400               423
  Techne*                                              9,600               539
  Triad Hospitals*                                    15,200               596
  VCA Antech*                                         15,600               440
  WellPoint*                                           9,234               737
  Zimmer Holdings*                                    12,500               843
                                                                  ------------
                                                                        30,784
                                                                  ------------
INDUSTRIALS -- 8.7%
  ACCO Brands*                                             1                --
  Alexander & Baldwin                                  8,700               472
  Alleghany*                                           2,000               568
  Alliant Techsystems*                                 8,800               670
  CH Robinson Worldwide                               20,200               748
  Chicago Bridge & Iron                               16,300               411
  Deluxe                                              33,300             1,004
  Dun & Bradstreet*                                   11,982               802
  GATX                                                12,500               451
  Harsco                                              11,000               743
  JetBlue Airways*                                    49,500               761
  Laidlaw International                               32,600               757
  Landstar System                                     15,200               635
  Northrop Grumman                                    39,252             2,359
  Pitney Bowes                                        25,126             1,062
  Republic Services                                   37,943             1,425
  Robert Half International                            3,600               136
  Stericycle*                                         27,338             1,610
  Union Pacific                                       16,126             1,298
  UTI Worldwide                                        6,200               576
  Waste Management                                     7,716               234
  West*                                                9,543               402
                                                                  ------------
                                                                        17,124
                                                                  ------------
INFORMATION TECHNOLOGY -- 5.5%
  Adtran                                              20,900               621
  Affiliated Computer Services, Cl A*                  9,700               574
  ATI Technologies*                                   24,500               416
  Cognizant Technology Solutions, Cl A*                9,600               483
  Fair Isaac                                          13,900               614
  Fairchild Semiconductor International*              18,200               308
  Flir Systems*                                       16,200               362
  Harris                                              10,200               439
  Hewitt Associates, Cl A*                             7,500               210
  Ingram Micro, Cl A*                                 30,600               610
  Lexmark International, Cl A*                        16,600               744
  Qualcomm                                            12,000               517
  Reynolds & Reynolds, Cl A                           70,819             1,988
  Scientific-Atlanta                                  12,700               547
  Silicon Laboratories*                               17,800               652
  Sybase*                                             24,300               531
  Total System Services                               20,700               410
  Zebra Technologies, Cl A*                           16,700               716
                                                                  ------------
                                                                        10,742
                                                                  ------------

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 4.6%
  Agrium                                              30,900      $        679
  Ball                                                 4,100               163
  Bemis                                               25,500               711
  Eagle Materials                                      4,700               575
  Freeport-McMoRan Copper & Gold, Cl B                 5,800               312
  Martin Marietta Materials                            8,400               644
  Methanex                                            11,400               214
  Newmont Mining                                      46,320             2,473
  Nova Chemicals                                      12,900               431
  Packaging of America                                31,300               718
  Pactiv*                                             37,400               823
  Sonoco Products                                     17,200               506
  Vulcan Materials                                    11,200               759
                                                                  ------------
                                                                         9,008
                                                                  ------------
TELECOMMUNICATION SERVICES -- 4.5%
  AT&T                                                89,480             2,191
  BCE                                                 32,800               786
  CenturyTel                                          16,900               560
  Citizens Communications                             48,600               594
  NII Holdings*                                       11,826               517
  Telephone & Data Systems                            28,897             1,041
  Telewest Global*                                    26,426               630
  US Cellular*                                        32,835             1,622
  Verizon Communications                              30,300               913
                                                                  ------------
                                                                         8,854
                                                                  ------------
UTILITIES -- 10.7%
  AGL Resources                                       21,700               755
  Alliant Energy                                      26,600               746
  Cinergy                                              6,900               293
  Consolidated Edison                                 15,700               727
  Constellation Energy Group                          13,700               789
  DPL                                                 16,100               419
  DTE Energy                                          16,000               691
  Duke Energy                                          5,200               143
  Edison International                                16,700               728
  Energen                                             20,653               750
  Energy East                                         29,000               661
  FirstEnergy                                          4,847               237
  Great Plains Energy                                 21,700               607
  Hawaiian Electric Industries                        63,115             1,635
  MDU Resources Group                                 19,800               648
  Northeast Utilities                                 38,700               762
  NSTAR                                               41,699             1,197
  OGE Energy                                          41,783             1,119
  Pepco Holdings                                       7,100               159
  Puget Energy                                        32,700               668
  SCANA                                                6,400               252
  Sempra Energy                                       18,300               821
  TECO Energy                                         20,900               359
  TXU                                                 15,400               773
  Vectren                                             29,944               813
  Westar Energy                                       21,700               467
  Wisconsin Energy                                    22,365               874
  WPS Resources                                       50,921             2,816
                                                                  ------------
                                                                        20,909
                                                                  ------------
Total Common Stock
  (Cost $173,247) ($ Thousands)                                        181,217
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Managed Volatility Fund
December 31, 2005

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 6.9%
  SEI Daily Income Trust, Prime Obligation
    Fund, Cl A, 4.20% ++                          13,575,505      $     13,576
                                                                  ------------
Total Cash Equivalent
  (Cost $13,576) ($ Thousands)                                          13,576
                                                                  ------------

U.S. TREASURY OBLIGATION (A) -- 0.3%
  U.S. Treasury Bills
    4.237%, 05/25/06                        $            470               462
                                                                  ------------
Total U.S. Treasury Obligation
  (Cost $462) ($ Thousands)                                                462
                                                                  ------------
Total Investments -- 99.8%
  (Cost $187,285) ($ Thousands)                                   $    195,255
                                                                  ============

--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2005 is as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
Type of                                 Number of   Expiration     Depreciation
Contract                                Contracts      Date       ($ Thousands)
--------------------------------------------------------------------------------
S&P 400 Index E-MINI                      142         Mar-06      $      (105)
                                                                  -----------

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $195,714,777.

*     Non-income producing security.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets. Rate shown is the 7-day effective yield as of December 31, 2005.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class

Amounts designated as " -- " are $0 or have been rounded to $0.

 At December 31, 2005, the tax basis cost of the Fund's investments was $187,285 ($ Thousands), and the unrealized appreciation and depreciation were $12,842 ($ Thousands) and $(4,872) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Real Estate Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.9%
CONSUMER DISCRETIONARY -- 9.8%
  Fairmont Hotels & Resorts                           57,100      $      2,422
  Starwood Hotels & Resorts Worldwide                127,500             8,142
  WCI Communities (B)*                                20,100               540
                                                                  ------------
                                                                        11,104
                                                                  ------------
FINANCIALS -- 87.1%
  Acadia Realty Trust+                                28,700               575
  AMB Property+                                       29,800             1,465
  Apartment Investment & Management, Cl A+            43,300             1,640
  Archstone-Smith Trust+                             135,150             5,661
  Arden Realty+                                       45,700             2,049
  AvalonBay Communities+                              61,600             5,498
  Boston Properties+                                  41,500             3,076
  Brandywine Realty Trust+                            75,000             2,093
  BRE Properties, Cl A+                               49,600             2,256
  CarrAmerica Realty+                                 66,200             2,293
  CB Richard Ellis Group, Cl A*                       17,700             1,042
  Corporate Office Properties Trust+                  91,800             3,263
  DiamondRock Hospitality+                             9,800               117
  DiamondRock Hospitality+                            22,700               271
  Equity Residential+                                100,100             3,916
  Extra Space Storage+                               105,700             1,628
  Federal Realty Investment Trust+                    35,400             2,147
  General Growth Properties+ (B)                     102,910             4,836
  Host Marriott+                                     300,300             5,691
  iStar Financial+                                    45,900             1,636
  Kimco Realty+                                      139,700             4,482
  Liberty Property Trust+                             21,500               921
  Macerich+                                           35,800             2,404
  Mack-Cali Realty+                                   62,200             2,687
  Medical Properties Trust+                           11,400               111
  Post Properties+ (B)                                55,050             2,199
  Prologis+                                          124,700             5,826
  PS Business Parks+                                  15,300               753
  Public Storage+                                     25,500             1,727
  Reckson Associates Realty+                          74,550             2,682
  Regency Centers+ (B)                                66,300             3,908
  Saul Centers+                                       18,100               653
  Shurgard Storage Centers, Cl A+                     31,100             1,764
  Simon Property Group+ (B)                          110,750             8,487
  SL Green Realty+                                    29,900             2,284
  Taubman Centers+                                    26,550               923
  Thomas Properties Group                             19,600               245
  Trustreet Properties+                                6,900               101
  Ventas+                                             84,900             2,718
  Vornado Realty Trust+                               39,700             3,314
                                                                  ------------
                                                                        99,342
                                                                  ------------
Total Common Stock
  (Cost $92,343) ($ Thousands)                                         110,446
                                                                  ------------
EXCHANGE TRADED FUND -- 0.4%
  iShares Cohen & Steers Realty Majors Index
  Fund                                                 6,000               449
                                                                  ------------
Total Exchange Traded Fund
  (Cost $383) ($ Thousands)                                                449
                                                                  ------------

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C) (E) -- 7.9%
FINANCIALS -- 7.9%
  Allstate Life Global Funding II MTN
    4.390%, 01/16/07                        $            116      $        116
  American General Finance (A)
    4.390%, 01/16/07                                     139               139
    4.369%, 01/16/07                                     228               228
  American General Finance MTN, Ser F
    5.875%, 07/14/06                                      25                26
  Bear Stearns, Ser EXL
    4.379%, 01/16/07                                     450               450
  CCN Bluegrass
    4.440%, 08/18/06                                     164               164
  CIT Group MTN
    4.342%, 05/12/06                                     633               633
    4.182%, 04/19/06                                      63                63
  Caterpillar Financial Services MTN, Ser F
    4.235%, 07/10/06                                     126               126
  Countrywide Financial MTN, Ser A
    4.550%, 09/13/06                                     468               468
    4.351%, 11/03/06                                     127               126
    4.341%, 11/03/06                                     139               139
  Countrywide Home Loans MTN, Ser M
    4.323%, 01/31/06                                      56                56
  Dekabank
    4.183%, 08/19/06                                     468               468
  Irish Life & Permanent MTN, Ser X
    4.405%, 01/22/07                                     101               101
    4.399%, 01/22/07                                     235               235
  Islandsbanki (A)
    4.420%, 01/22/07                                     215               215
  Jackson National Life Funding (A)
    4.291%, 01/02/07                                     557               557
  Kaupthing Bank MTN
    4.399%, 01/19/07                                     633               633
  Landsbanki Islands (A)
    4.450%, 01/16/07                                     481               481
  Liberty Lighthouse US Capital MTN
    4.387%, 05/10/06                                     253               253
  Morgan Stanley, Ser EXL
    4.341%, 01/04/07                                      89                89
  Morgan Stanley, Ser EXLS
    4.306%, 02/05/07                                     127               126
  Natexis Banques (A)
    4.367%, 01/16/07                                     247               247
  Nationwide Building Society (A)
    4.547%, 09/28/06                                     127               127
    4.331%, 01/05/07                                     253               253
  Nordbank (A)
    4.385%, 01/23/07                                     430               430
  Northern Rock (A)
    4.321%, 10/03/06                                     261               261
  Pacific Life Global Funding (A)
    4.382%, 01/15/07                                     190               190
  SLM, Ser EXLS
    4.369%, 01/16/07                                     278               278
  Sigma Finance MTN
    4.745%, 11/09/06                                     137               137
  Skandinav Enskilda Bank
    4.367%, 01/18/07                                     278               278
  Witherspoon CDO
    4.396%, 03/15/06                                      76                76

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Real Estate Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
  Xl Life and Annuity (A)
    4.422%, 06/30/06                        $            240      $        240
    4.379%, 01/16/07                                     354               354
    4.376%, 02/06/06                                      76                76
    4.336%, 02/06/06                                      51                51
    4.332%, 02/06/06                                     137               137
                                                                  ------------
Total Corporate Obligations
  (Cost $9,027) ($ Thousands)                                            9,027
                                                                  ------------
CASH EQUIVALENT -- 2.3%
  SEI Daily Income Trust, Prime Obligation
     Fund, Cl A, 4.20% ++                          2,585,255             2,585
                                                                  ------------
Total Cash Equivalent
  (Cost $2,585) ($ Thousands)                                            2,585
                                                                  ------------

ASSET-BACKED SECURITIES (C) (E) -- 1.8%

MORTGAGE RELATED SECURITIES -- 1.8%
  Blue Heron Funding, Ser 9A, Cl A1
    4.409%, 02/22/06                                     253               253
  CCN Independence IV
    4.439%, 07/17/06                                      89                89
  Cheyne High Grade, Ser 2004-1A, Cl
    4.330%, 11/10/06                                     127               127
  Commodore, Ser 2003-2A, Cl A1MM
    4.560%, 12/12/38                                     116               116
  Duke Funding, Ser 2004-6B, Cl A1S1
    4.185%, 10/10/06                                     190               190
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    4.429%, 06/25/06                                     253               253
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    4.518%, 05/18/06                                     207               207
  Park Place Securities NIM Trust,
    Ser MM1, Cl AM4
    4.419%, 05/25/06                                     226               226
  RMAC, Ser 2004-NS3A, Cl A1
    4.360%, 09/12/06                                      62                62
  Saturn Ventures II
    4.391%, 02/07/06                                     253               253
  TIAA Real Estate, Ser 2003 1A, Cl A1
    4.410%, 09/28/06                                     163               163
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD
    4.511%, 06/15/06                                      63                63
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    4.511%, 09/15/06                                      38                38
                                                                  ------------
Total Asset-Backed Securities
  (Cost $2,040) ($ Thousands)                                            2,040
                                                                  ------------

MASTER NOTES (C) (E) (F) -- 0.8%
  Bank of America
    4.330%, 01/03/06                                     632               632
  Bear Stearns
    4.370%, 01/03/06                                     304               304
                                                                  ------------
Total Master Notes
  (Cost $936) ($ Thousands)                                                936
                                                                  ------------

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) (D) -- 0.7%
  ADRO
    4.352%, 01/03/06                           $         101      $        101
  Mica Funding LLC
    4.302%, 01/03/06                                      96                97
  Rhineland Funding
    4.295%, 01/30/06                                     443               441
    4.276%, 02/01/06                                     219               218
                                                                  ------------
Total Commercial Paper
  (Cost $857) ($ Thousands)                                                857
                                                                  ------------
TIME DEPOSITS (C) -- 0.1%
  Lummis
    4.000%, 01/03/06                                     127               127
                                                                  ------------
Total Time Deposits
  (Cost $127) ($ Thousands)                                                127
                                                                  ------------

REPURCHASE AGREEMENTS (C) -- 2.4%
Barclays Capital
  4.250%, dated 12/30/05, to be repurchased
  on 01/03/06, repurchase price $366,187
  (collateralized by various U.S. Government
  Obligations, ranging in par value $80,859
  - $170,726, 4.300% - 4.500%, 05/11/07 -
  09/26/08; with total market value $373,600)            366               366
Deutsche Bank Securities
  4.250%, dated 12/30/05, to be repurchased
  on 01/03/06, repurchase price $745,849
  (collateralized by various U.S. Government
  Obligations, ranging in par value $72,779
  - $687,508, 3.875% - 4.500%, 02/15/10 -
  07/06/10; with total market value $760,287)            745               745
Lehman Brothers
  4.240%, dated 12/30/05, to be repurchased
  on 01/03/06, repurchase price $1,572,115
  (collateralized by various U.S. Government
  Obligations, ranging in par value $15
  - $121,092, 0.000% - 6.120%, 05/15/06 -
  03/23/28; with total market value $1,602,803)        1,571             1,571
                                                                  ------------
Total Repurchase Agreements
  (Cost $2,682) ($ Thousands)                                            2,682
                                                                  ------------
Total Investments -- 113.3%
  (Cost $110,980) ($ Thousands)                                   $    129,149
                                                                  ============

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Real Estate Fund
December 31, 2005

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $114,029,753.

*     Non-income producing security.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets. Rate shown is the 7-day effective yield as of December 31, 2005.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(B) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $15,310 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $15,669 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the schedule of investments is the rate in effect as of December 31, 2005.

(F)   The date shown is the earlier of the reset date or the demand date.

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

 At December 31, 2005, the tax basis cost of the Fund's investments was $110,980 ($ Thousands), and the unrealized appreciation and depreciation were $18,600 ($ Thousands) and $(431) ($ Thousands) respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 84.3%

CONSUMER DISCRETIONARY -- 13.5%
  Abercrombie & Fitch, Cl A (D)                       19,865      $      1,295
  Advance Auto Parts*                                  7,495               326
  Amazon.Com*                                         37,505             1,768
  American Eagle Outfitters                           42,136               968
  AnnTaylor Stores*                                   21,600               746
  Apollo Group, Cl A*                                 51,294             3,101
  Applebee's International                             5,033               114
  Autoliv                                              2,697               123
  Autonation*                                          3,645                79
  Autozone*                                            2,083               191
  Barnes & Noble                                       3,092               132
  Beazer Homes USA (D)                                13,448               980
  Bed Bath & Beyond*                                  23,734               858
  Belo, Cl A                                           8,504               182
  Best Buy                                               700                30
  Black & Decker (D)                                   3,486               303
  Blue Nile*                                           3,900               157
  Brinker International                                8,263               319
  Brunswick* (D)                                      48,574             1,975
  Buckle                                                 844                27
  Cablevision Systems, Cl A*                           7,810               183
  Career Education*                                    9,162               309
  Carmax*                                                635                18
  Carnival (D)                                        41,256             2,206
  CBRL Group                                           3,286               116
  CCE Spinco                                             673                 9
  Centex                                               1,041                74
  Cheesecake Factory*                                  5,842               218
  Chico's FAS*                                        19,283               847
  Claire's Stores                                     29,800               871
  Clear Channel Communications                         5,380               169
  Coach*                                              59,419             1,981
  Comcast, Cl A*                                      57,585             1,495
  Darden Restaurants* (D)                             57,374             2,231
  Dex Media                                            2,083                56
  Discovery Holding, Cl A*                            11,710               177
  Dollar General                                      44,267               844
  Dollar Tree Stores*                                 28,000               670
  DR Horton (D)                                       30,000             1,072
  E.W. Scripps, Cl A                                   5,771               277
  Eastman Kodak                                        2,021                47
  eBay*                                               95,000             4,109
  EchoStar Communications, Cl A*                       1,041                28
  Expedia*                                             7,513               180
  Federated Department Stores                          4,512               299
  Foot Locker                                          2,318                55
  Ford Motor (D)                                      55,700               430
  Fortune Brands (D)                                  58,559             4,569
  Gannett                                             21,746             1,317
  Gap                                                  1,909                34
  Gentex                                                 694                14
  Genuine Parts                                       13,363               587
  Getty Images*                                        2,062               184
  GTECH Holdings                                       9,563               304
  H&R Block (D)                                      121,962             2,994
  Harley-Davidson                                     30,433             1,567
  Harman International Industries                      9,884               967
  Harrah's Entertainment                               7,010               500
  Harte-Hanks                                          2,777                73
  Hasbro                                                 174                 4
  Hibbett Sporting Goods*                                900                26
  Hilton Hotels                                        3,124                75
  Home Depot (D)                                     170,793             6,914
  Hovnanian Enterprises, Cl A*                         1,997                99

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
  IAC/InterActive*                                     5,009      $        142
  International Game Technology                      125,521             3,864
  Interpublic Group*                                   6,768                65
  ITT Educational Services*                            1,603                95
  J.C. Penney (D)                                     36,520             2,031
  Jack in the Box*                                     2,396                84
  John Wiley & Sons, Cl A                              2,388                93
  Johnson Controls                                       603                44
  Jones Apparel Group (D)                             28,144               865
  KB Home (D)                                         34,885             2,535
  Knight Ridder                                        2,950               187
  Kohl's*                                              2,956               144
  Lamar Advertising, Cl A*                             2,535               117
  Laureate Education*                                    694                36
  Lennar, Cl A                                        33,695             2,056
  Liberty Global, Cl A*                               16,404               369
  Liberty Global, Ser C*                             150,000             3,180
  Liberty Media, Cl A*                                61,716               486
  Limited Brands                                      21,100               472
  Liz Claiborne                                          347                12
  Lowe's                                                 521                35
  Marriott International, Cl A                         7,922               531
  Mattel                                               9,669               153
  McClatchy, Cl A                                        694                41
  McDonald's                                          21,542               726
  McGraw-Hill (D)                                     29,448             1,520
  Meritage Homes*                                        715                45
  MGM Mirage*                                         99,024             3,631
  Michaels Stores                                     26,988               955
  Molecular Devices*                                   1,100                32
  New York Times, Cl A*                                2,197                58
  Newell Rubbermaid*                                  17,702               421
  News, Cl A*                                         29,677               461
  Nike, Cl B                                           1,562               136
  Nordstrom (D)                                       37,063             1,386
  NVR*                                                   147               103
  O'Reilly Automotive*                                 1,974                63
  Office Depot*                                       35,298             1,108
  OfficeMax                                              174                 4
  Omnicom Group* (D)                                  16,324             1,390
  Outback Steakhouse                                   5,374               224
  Pacific Sunwear of California*                       8,000               199
  Panera Bread, Cl A*                                 15,030               987
  Pixar*                                               2,430               128
  Polaris Industries                                   5,828               293
  Polo Ralph Lauren                                    1,100                62
  Provide Commerce*                                    1,582                52
  Pulte Homes                                         10,716               422
  R.H. Donnelley*                                        347                21
  Reebok International                                 3,992               232
  Ross Stores                                          8,643               250
  Ryland Group                                           347                25
  Saks*                                                7,289               123
  Sears Holdings*                                      1,609               186
  Select Comfort*                                     16,633               455
  ServiceMaster                                       11,281               135
  Shaw Communications, Cl B (D)                       23,900               518
  Sherwin-Williams                                    30,727             1,396
  Snap-On                                              5,165               194
  Sonic*                                               3,774               111
  Standard-Pacific                                     6,421               236
  Stanley Works                                          515                25
  Staples                                            200,174             4,546
  Starbucks*                                           9,591               288
  Starwood Hotels & Resorts Worldwide                  2,603               166
  Station Casinos                                      1,194                81
  Steven Madden*                                       2,300                67

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Target                                               4,245      $        233
  Timberland, Cl A*                                    4,165               136
  Time Warner (D)                                     50,767               885
  TJX                                                  5,095               118
  Toll Brothers*                                       8,272               287
  Too*                                                 5,000               141
  Tribune                                              3,177                96
  Univision Communications, Cl A*                     64,708             1,902
  VF                                                  52,729             2,918
  Viacom, Cl B                                        48,567             1,583
  Walt Disney* (D)                                    33,489               803
  Washington Post, Cl B                                  174               133
  Weight Watchers International*                      53,471             2,643
  Wendy's International                                2,597               144
  Westwood One                                         5,663                92
  Whirlpool                                            1,294               108
  Wynn Resorts*                                          388                21
  XM Satellite Radio Holdings, Cl A*                 130,000             3,546
  Yankee Candle*                                       3,165                81
  Yum! Brands                                         37,055             1,737
                                                                  ------------
                                                                       111,578
                                                                  ------------
CONSUMER STAPLES -- 6.8%
  Alberto-Culver                                         462                21
  Altria Group (D)                                    39,452             2,948
  Anheuser-Busch                                      29,924             1,286
  Archer-Daniels-Midland (D)                         149,210             3,680
  Brown-Forman, Cl B                                   4,512               313
  Campbell Soup                                        3,471               103
  Church & Dwight                                      5,206               172
  Clorox (D)                                          64,690             3,680
  Coca-Cola (D)                                       99,305             4,003
  Coca-Cola Enterprises                               46,499               891
  Colgate-Palmolive                                    6,712               368
  ConAgra Foods                                       13,687               278
  Constellation Brands, Cl A*                          1,151                30
  Costco Wholesale                                     1,909                94
  CVS                                                 10,101               267
  Dean Foods*                                          9,221               347
  Del Monte Foods*                                     6,248                65
  Energizer Holdings*                                  5,673               282
  General Mills                                        5,900               291
  Gold Kist*                                           3,481                52
  Hershey                                             10,586               585
  HJ Heinz*                                              174                 6
  Hormel Foods                                         5,727               187
  JM Smucker                                           4,686               206
  Kellogg                                              6,775               293
  Kimberly-Clark (D)                                  27,209             1,623
  Kraft Foods, Cl A                                   16,259               458
  Kroger* (D)                                         79,421             1,500
  Loews - Carolina Group                               2,950               130
  McCormick                                            3,753               116
  Parlux Fragrances*                                  12,600               385
  Pepsi Bottling Group (D)                            59,898             1,714
  PepsiAmericas                                        8,535               199
  PepsiCo                                             30,547             1,805
  Pilgrim's Pride                                     39,173             1,299
  Procter & Gamble                                   115,349             6,676
  Reynolds American                                   28,642             2,730
  Safeway                                              9,106               215
  Sara Lee                                             8,307               157
  Smithfield Foods*                                    5,554               170
  Supervalu (D)                                       32,997             1,072
  Sysco                                               17,355               539
  Tyson Foods, Cl A                                   72,639             1,242
  USANA Health Sciences*                               2,665               102

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  UST                                                  7,160      $        292
  Wal-Mart Stores                                    160,093             7,492
  Walgreen                                           104,719             4,635
  Whole Foods Market                                  10,614               821
  WM Wrigley Jr.                                       8,783               584
                                                                  ------------
                                                                        56,404
                                                                  ------------
ENERGY -- 6.9%
  Amerada Hess (D)                                     2,811               356
  Anadarko Petroleum (D)                              18,898             1,791
  Apache                                                 943                65
  Arch Coal                                            3,030               241
  Baker Hughes                                         2,930               178
  BJ Services                                         20,818               763
  Burlington Resources (D)                            25,193             2,172
  Chesapeake Energy                                    2,256                72
  Chevron (D)                                        156,279             8,872
  ConocoPhillips                                      44,200             2,572
  Consol Energy                                        1,194                78
  Cooper Cameron*                                      2,688               111
  Devon Energy (D)                                    84,021             5,255
  Diamond Offshore Drilling                           13,198               918
  EOG Resources                                        5,554               407
  Exxon Mobil (D)                                    260,522            14,634
  Forest Oil* (D)                                      3,118               142
  Grant Prideco*                                       1,768                78
  Halliburton                                          3,812               236
  Harvest Natural Resources*                           4,220                37
  Helmerich & Payne                                   11,404               706
  Kerr-McGee                                           4,686               426
  Kinder Morgan                                        4,665               429
  Marathon Oil                                         9,305               567
  Massey Energy                                          694                26
  Murphy Oil                                          41,395             2,235
  Nabors Industries*                                   4,882               370
  National Oilwell Varco*                              3,724               233
  Newfield Exploration*                               20,300             1,016
  Occidental Petroleum                                14,966             1,195
  Patterson-UTI Energy                                 9,010               297
  Peabody Energy                                         694                57
  Petro-Canada (D)                                    26,100             1,046
  Pioneer Natural Resources                            2,430               125
  Plains Exploration & Production*                     2,256                90
  Pogo Producing                                       2,954               147
  Pride International*                                26,100               803
  Quicksilver Resources*                               1,388                58
  Rowan*                                               3,500               125
  Schlumberger                                           738                72
  Smith International                                  1,074                40
  St. Mary Land & Exploration                         21,500               791
  Sunoco (D)                                          19,663             1,541
  Talisman Energy (D)                                 20,100             1,063
  Tesoro                                                 947                58
  Tidewater                                           29,484             1,311
  Transocean*                                          5,056               352
  Unit* (D)                                           13,994               770
  Valero Energy (D)                                   31,240             1,612
  Vintage Petroleum                                      347                19
  Western Gas Resources                                3,903               184
  XTO Energy                                           4,233               186
                                                                  ------------
                                                                        56,928
                                                                  ------------
FINANCIALS -- 16.1%
  A.G. Edwards                                         3,754               176
  ACE* (D)                                             4,595               246
  Affiliated Managers Group*                             868                70

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Aflac                                                9,116      $        423
  Allied Capital                                       3,992               117
  Allstate (D)                                       131,275             7,098
  AMB Property+                                          521                26
  American Capital Strategies                          7,006               254
  American Express (D)                                12,384               637
  American Financial Group                            13,876               532
  American Financial Realty Trust+                     6,645                80
  American International Group (D)                    92,502             6,311
  AmeriCredit*                                        13,653               350
  Ameriprise Financial                                 1,388                57
  Ameritrade Holding*                                  3,991                96
  AmSouth Bancorp                                     17,995               472
  Annaly Mortgage Management+                          5,554                61
  Anthracite Capital+                                  2,004                21
  AON                                                  9,386               337
  Apartment Investment & Management, Cl A+             1,041                39
  Archstone-Smith Trust+                               2,430               102
  Arden Realty+                                          347                16
  Arthur J Gallagher                                     520                16
  Ashford Hospitality Trust+                           6,119                64
  Associated Banc-Corp                                   694                23
  Assurant (D)                                        39,786             1,730
  Astoria Financial                                    1,735                51
  AvalonBay Communities+                                 347                31
  Bank of America (D)                                138,410             6,388
  Bank of Hawaii                                       1,041                54
  Bank of New York                                     1,793                57
  BB&T (D)                                            15,539               651
  Bear Stearns (D)                                     8,659             1,000
  BlackRock, Cl A                                        347                38
  Boston Properties+                                   2,256               167
  Brown & Brown                                        3,288               100
  Camden Property Trust+                                 174                10
  Capital Lease Funding+                               1,800                19
  Capital One Financial                                9,495               820
  CarrAmerica Realty+                                    900                31
  CB Richard Ellis Group, Cl A* (D)                   17,200             1,012
  CBL & Associates Properties+                         2,950               117
  Charles Schwab                                      19,181               281
  Chicago Mercantile Exchange Holdings                10,674             3,923
  Chubb                                                1,909               186
  CIT Group (D)                                       33,537             1,737
  Citigroup (D)                                      211,221            10,251
  City National                                          194                14
  CNA Financial*                                       3,100               101
  Comerica (D)                                        27,145             1,541
  Commerce Bancorp                                     8,787               302
  Commerce Bancshares                                  4,920               256
  Commerce Group                                         809                46
  Compass Bancshares                                     174                 8
  Conseco*                                             7,965               185
  Countrywide Financial                                1,214                42
  Crescent Real Estate Equities+                         347                 7
  Developers Diversified Realty+                         347                16
  Downey Financial                                       174                12
  Eaton Vance (D)                                      2,721                74
  Equity Office Properties Trust+                      5,150               156
  Equity Residential+                                  1,041                41
  Erie Indemnity, Cl A                                   694                37
  Fannie Mae                                             347                17
  Federal Realty Investment Trust+                     1,909               116
  Federated Investors, Cl B                            2,195                81
  Fidelity National Financial                          5,901               217
  Fidelity National Title Group, Cl A*                   758                18

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  First American (D)                                  24,863      $      1,126
  First Horizon National                                 521                20
  Forest City Enterprises, Cl A                        4,430               168
  Franklin Resources                                  11,281             1,061
  Freddie Mac (D)                                     12,949               846
  Friedman Billings Ramsey Group, Cl A+                  391                 4
  Fulton Financial                                     2,256                40
  General Growth Properties+                           2,257               106
  Golden West Financial                                3,297               218
  Goldman Sachs Group (D)                             39,436             5,036
  Hanover Insurance Group                              1,174                49
  Hartford Financial Services Group (D)               31,201             2,680
  HCC Insurance Holdings                               9,851               292
  Health Care+                                           868                29
  Hospitality Properties Trust+                        3,928               158
  HRPT Properties Trust+                              14,578               151
  IndyMac Bancorp                                      3,088               120
  International Bancshares                             2,735                80
  JPMorgan Chase                                     115,498             4,584
  Keycorp (D)                                         44,878             1,478
  Kimco Realty+                                          835                27
  Legg Mason                                           6,595               789
  Lehman Brothers Holdings* (D)                       28,609             3,667
  Lincoln National                                       174                 9
  Loews*                                              35,469             3,364
  M&T Bank                                             3,124               341
  Macerich+                                            1,409                95
  Markel*                                                694               220
  Marsh & McLennan                                     6,997               222
  Marshall & Ilsley                                    1,735                75
  MBNA                                                14,733               400
  Mellon Financial*                                   28,200               966
  Mercantile Bankshares                                2,777               157
  Merrill Lynch* (D)                                  51,080             3,460
  Metlife                                             63,082             3,091
  MGIC Investment                                      4,753               313
  Mills+                                                 409                17
  Moody's                                             58,818             3,613
  Morgan Stanley (D)                                  61,674             3,499
  National City (D)                                   30,202             1,014
  New York Community Bancorp                          10,760               178
  North Fork Bancorporation                              759                21
  Northern Trust*                                      2,617               136
  Nuveen Investments, Cl A                               521                22
  Pan Pacific Retail Properties+                       2,377               159
  Peoples Bank                                         1,847                57
  Philadelphia Consolidated Holding*                   1,389               134
  Plum Creek Timber+                                     521                19
  PMI Group (D)                                       23,000               945
  PNC Financial Services Group                        63,529             3,928
  Principal Financial Group (D)                       40,670             1,929
  Progressive (D)                                      7,176               838
  Prologis+                                              635                30
  Protective Life                                        347                15
  Public Storage+                                        347                23
  Radian Group (D)                                    18,577             1,088
  Ramco-Gershenson Properties+                         2,300                61
  Raymond James Financial                                215                 8
  Rayonier+                                              900                36
  Regency Centers+                                     2,083               123
  Regions Financial                                    4,254               145
  Safeco                                               9,289               525
  Shurgard Storage Centers, Cl A+                      1,041                59
  Simon Property Group+                               27,338             2,095
  Sky Financial Group                                  6,942               193
  SL Green Realty+                                       520                40

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  SLM                                                  7,824      $        431
  Sovereign Bancorp                                    2,083                45
  St. Joe                                              6,315               424
  St. Paul Travelers                                 140,324             6,268
  Stancorp Financial Group                            17,700               884
  State Street                                         2,430               135
  Strategic Hotel Capital+                             1,160                24
  SunTrust Banks                                      17,970             1,307
  Synovus Financial                                    3,059                83
  T Rowe Price Group                                   2,777               200
  TD Banknorth                                        14,506               421
  Thornburg Mortgage+                                  8,117               213
  Torchmark                                            3,471               193
  Transatlantic Holdings                               2,430               163
  Trizec Properties+                                     174                 4
  UnionBanCal (D)                                     15,000             1,031
  United Dominion Realty Trust+                        1,724                40
  Unitrin                                              1,041                47
  UnumProvident                                        2,950                67
  US Bancorp (D)                                     213,540             6,383
  Vornado Realty Trust+                                3,245               271
  Wachovia                                            23,177             1,225
  Washington Mutual (D)                               28,153             1,225
  Wells Fargo (D)                                     66,206             4,160
  Westcorp                                             1,147                76
  Whitney Holding                                        174                 5
  Wilmington Trust                                     2,083                81
  WR Berkley (D)                                      27,780             1,323
  Zions Bancorporation                                 1,215                92
                                                                  ------------
                                                                       132,778
                                                                  ------------
HEALTH CARE -- 12.5%
  Abbott Laboratories (D)                             94,855             3,740
  Aetna (D)                                           18,838             1,777
  Affymetrix*                                          5,033               240
  Allergan                                            53,512             5,777
  Alpharma, Cl A                                       2,004                57
  AmerisourceBergen (D)                               83,458             3,455
  Amgen* (D)                                          35,306             2,784
  Applera - Applied Biosystems Group                   3,124                83
  Barr Pharmaceuticals*                                8,330               519
  Bausch & Lomb                                        3,825               260
  Baxter International                                37,006             1,393
  Beckman Coulter                                        241                14
  Becton Dickinson                                    22,948             1,379
  Biogen Idec*                                        18,578               842
  Boston Scientific*                                     347                 9
  Bristol-Myers Squibb                                21,867               503
  C.R. Bard                                           11,720               773
  Cardinal Health (D)                                 40,078             2,755
  Caremark Rx*                                         5,286               274
  Celgene*                                             4,103               266
  Cephalon*                                            2,597               168
  Cerner*                                                694                63
  Charles River Laboratories International*              868                37
  Chemed                                               5,802               288
  Chiron*                                              4,697               209
  Cigna                                               12,964             1,448
  CNS                                                    844                18
  Community Health Systems*                            4,686               180
  Covance*                                             4,512               219
  Coventry Health Care*                                2,362               135
  Cytyc*                                               9,073               256
  Dade Behring Holdings (D)                           24,115               986
  DaVita*                                              6,910               350
  Dentsply International                               1,121                60

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Digene*                                              3,138      $         92
  Edwards Lifesciences*                                8,371               348
  Eli Lilly*                                           7,289               412
  Endo Pharmaceuticals Holdings*                       3,756               114
  Express Scripts*                                     4,350               365
  Fisher Scientific International* (D)                21,727             1,344
  Forest Laboratories*                                71,269             2,899
  Gen-Probe*                                             174                 8
  Genentech*                                          69,150             6,396
  Genzyme*                                             1,468               104
  Gilead Sciences*                                     1,300                68
  Guidant (D)                                         10,934               708
  HCA                                                 13,363               675
  Health Management Associates, Cl A                  14,057               309
  Health Net*                                         21,306             1,098
  Henry Schein*                                        2,950               129
  Hillenbrand Industries                              11,704               578
  Hospira*                                             7,255               310
  Humana* (D)                                         11,605               631
  Idexx Laboratories*                                 14,677             1,056
  ImClone Systems*                                     1,000                34
  IMS Health                                           2,950                74
  Inamed*                                                347                30
  Invitrogen*                                          4,533               302
  IVAX                                                10,074               316
  Johnson & Johnson* (D)                             223,025            13,404
  King Pharmaceuticals* (D)                           67,998             1,151
  Kyphon*                                              1,500                61
  Laboratory of America Holdings*                     19,475             1,049
  LifePoint Hospitals*                                 3,645               137
  Lincare Holdings*                                    6,242               262
  Manor Care                                           2,083                83
  McKesson                                            49,244             2,540
  Medco Health Solutions*                             23,914             1,334
  Medimmune*                                           3,341               117
  Medtronic                                           24,892             1,433
  Merck*                                              76,736             2,441
  Millipore*                                           3,162               209
  Mylan Laboratories                                  11,392               227
  Omnicare                                             8,736               500
  OraSure Technologies*                               13,293               117
  Palomar Medical Technologies*                       10,233               359
  Patterson*                                           3,139               105
  Pfizer (D)                                         307,617             7,174
  Pharmaceutical Product Development*                  2,709               168
  Protein Design Labs*                                 6,942               197
  Quest Diagnostics (D)                               49,736             2,560
  Renal Care Group*                                    6,248               296
  Resmed*                                              5,912               226
  Respironics*                                        11,586               429
  Schering-Plough                                     18,396               384
  Sepracor*                                            3,361               173
  St. Jude Medical*                                    5,639               283
  STERIS                                               1,371                34
  Stryker                                             29,928             1,330
  Techne*                                              5,386               302
  Tenet Healthcare*                                    8,101                62
  Thermo Electron*                                     7,380               222
  Thoratec*                                            8,545               177
  Triad Hospitals*                                     4,165               163
  UnitedHealth Group                                  87,882             5,461
  Universal Health Services, Cl B                     12,145               568
  Varian Medical Systems*                              2,083               105
  VCA Antech*                                          2,700                76
  Waters*                                              6,963               263
  Watson Pharmaceuticals*                             10,413               339

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  WellPoint*                                           7,545      $        602
  West Pharmaceutical Services                           949                24
  Wyeth                                               43,456             2,002
  Zimmer Holdings*                                    58,565             3,950
                                                                  ------------
                                                                       102,816
                                                                  ------------
INDUSTRIALS -- 6.9%
  3M                                                  28,273             2,191
  Adesa                                                7,810               191
  Alexander & Baldwin                                  3,265               177
  Alliant Techsystems*                                   521                40
  American Power Conversion                           17,008               374
  American Standard                                    3,759               150
  Ametek                                               2,603               111
  AMR*                                                 3,200                71
  Aramark, Cl B                                        6,074               169
  Armor Holdings*                                     13,831               590
  Avery Dennison                                       2,430               134
  Boeing                                               1,909               134
  Burlington Northern Santa Fe (D)                    35,805             2,536
  Carlisle                                             1,909               132
  Caterpillar (D)                                     15,508               896
  Cendant (D)                                         71,643             1,236
  CH Robinson Worldwide                                2,083                77
  ChoicePoint*                                           174                 8
  CNF (D)                                             20,740             1,159
  Copart*                                                521                12
  Corporate Executive Board                            2,121               190
  CSX                                                  3,471               176
  Cummins (D)                                         12,401             1,113
  Danaher                                              2,845               159
  Deere                                                4,468               304
  Deluxe                                               3,988               120
  Dover                                                1,600                65
  Dun & Bradstreet*                                      174                12
  Eaton                                               57,700             3,871
  Emerson Electric                                     6,178               461
  Equifax                                              9,557               363
  Expeditors International Washington                 55,174             3,725
  Fastenal                                             7,174               281
  FedEx                                                  441                46
  General Dynamics                                    11,316             1,291
  General Electric (D)                               198,166             6,946
  Goodrich                                               347                14
  Herman Miller                                       13,634               384
  HNI                                                  2,083               114
  Honeywell International*                             5,374               200
  Hubbell, Cl B                                          174                 8
  Ingersoll-Rand, Cl A                                43,554             1,758
  ITT Industries                                       2,609               268
  Jacobs Engineering Group*                            4,533               308
  JB Hunt Transport Services                          20,200               457
  Joy Global                                             922                37
  L-3 Communications Holdings                            174                13
  Laidlaw International*                              46,119             1,071
  Landstar System*                                     3,481               145
  Lockheed Martin (D)                                 41,338             2,630
  Navistar International*                             15,941               456
  Norfolk Southern*                                    1,477                66
  Northrop Grumman* (D)                               43,083             2,590
  Oshkosh Truck                                        6,248               279
  Paccar                                              14,443             1,000
  Pall                                                 2,256                61
  Pentair                                              2,083                72
  Pitney Bowes                                        14,422               609
  Precision Castparts                                  5,380               279
  Raytheon                                             4,512               181

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Republic Services                                    2,603      $         98
  Robert Half International                              844                32
  Rockwell Automation                                  8,007               474
  Rockwell Collins                                     5,554               258
  Roper Industries                                     3,638               144
  RR Donnelley & Sons                                  3,339               114
  Ryder System (D)                                    38,841             1,593
  Southwest Airlines                                   1,388                23
  SPX                                                    694                32
  Stericycle*                                          2,935               173
  Teleflex                                             1,221                79
  Terex*                                               1,165                69
  Textron                                             11,439               881
  Thomas & Betts*                                     12,449               522
  Timken (D)                                          15,200               487
  Union Pacific                                       49,733             4,004
  United Parcel Service, Cl B                         58,259             4,378
  United Technologies                                  8,504               475
  WW Grainger (D)                                      6,382               454
                                                                  ------------
                                                                        56,801
                                                                  ------------
INFORMATION TECHNOLOGY -- 14.2%
  Activision*                                          2,544                35
  ADC Telecommunications*                              6,074               136
  Adobe Systems                                        3,000               111
  Adtran                                              14,100               419
  Advent Software*                                       633                18
  Affiliated Computer Services, Cl A*(D)              54,271             3,212
  Agere Systems*                                      12,669               163
  Agilent Technologies*                                3,382               113
  Akamai Technologies*                                 3,856                77
  Altera*                                              3,818                71
  Amphenol, Cl A                                       3,124               138
  Analog Devices                                       2,462                88
  Andrew*                                              3,992                43
  Apple Computer*                                     17,448             1,254
  Applied Materials                                    8,395               151
  Arrow Electronics*                                   5,771               185
  Autodesk (D)                                        15,062               647
  Automatic Data Processing                            5,901               271
  Avaya*                                                 174                 2
  Avnet*                                               8,675               208
  Avocent*                                             3,903               106
  Belden CDT                                           2,644                65
  Black Box                                            1,055                50
  BMC Software*                                       13,995               287
  Broadcom, Cl A*                                      5,639               266
  Cadence Design Systems*                              7,282               123
  CDW                                                  6,758               389
  Ceridian*                                            2,300                57
  Certegy*                                             1,174                48
  Checkfree*                                           1,215                56
  Cisco Systems* (D)                                 420,804             7,204
  Citrix Systems*                                      7,115               205
  Cognizant Technology
      Solutions, Cl A*                                 2,739               138
  Computer Associates International                      867                24
  Computer Sciences* (D)                              31,337             1,587
  Comverse Technology*                                   694                18
  Convergys* (D)                                      43,978               697
  Corning*                                             9,268               182
  Cree*                                                2,345                59
  Cymer*                                               6,646               236
  Dell*                                               36,880             1,106
  Diebold                                              1,403                53
  Digital Insight*                                    14,875               476
  DST Systems* (D)                                    16,321               978

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Earthlink*                                          14,981      $        166
  eFunds*                                              2,532                59
  Electronic Arts*                                     1,041                54
  EMC*                                                22,806               311
  Emulex*                                              1,688                33
  F5 Networks*                                           521                30
  Fair Isaac (D)                                      25,427             1,123
  First Data                                         103,956             4,471
  Fiserv* (D)                                         48,114             2,082
  Freescale Semiconductor, Cl B* (D)                  48,335             1,217
  Global Payments                                      4,765               222
  Google, Cl A*                                        1,400               581
  Harris                                               8,123               349
  Hewlett-Packard (D)                                185,994             5,325
  Hyperion Solutions*                                    520                19
  Ingram Micro, Cl A*                                 33,478               667
  Intel (D)                                          482,260            12,037
  Interdigital Communications*                         4,958                91
  International Business Machines (D)                 65,849             5,413
  International Rectifier*                               694                22
  Intersil, Cl A                                       5,182               129
  Intuit* (D)                                        110,572             5,893
  Iron Mountain*                                       3,994               169
  Jabil Circuit*                                       2,777               103
  Juniper Networks*                                      174                 4
  Kla-Tencor*                                          1,641                81
  Lam Research*                                       30,292             1,081
  Lexmark International, Cl A*                         1,215                54
  Linear Technology                                    7,289               263
  Maxim Integrated Products                            1,909                69
  McAfee*                                              1,041                28
  MEMC Electronic Materials*                           8,174               181
  Mercury Interactive*                                   909                25
  Mettler Toledo International*                        5,044               278
  Micrel*                                              8,018                93
  Microchip Technology                                   347                11
  Micron Technology*                                   3,600                48
  Microsoft (D)                                      464,508            12,147
  MicroStrategy, Cl A*                                 9,922               821
  Motorola                                            54,341             1,228
  National Instruments                                13,384               429
  National Semiconductor                              74,647             1,939
  NAVTEQ*                                             70,000             3,071
  NCR*                                                 5,304               180
  Netlogic Microsystems*                               1,371                37
  Network Appliance*                                   2,865                77
  Novellus Systems*                                    2,603                63
  Nvidia*                                             34,593             1,265
  Oracle*                                            206,804             2,525
  Paychex                                             91,041             3,470
  QLogic*                                              2,854                93
  Qualcomm (D)                                       206,529             8,897
  Red Hat*                                             6,942               189
  Reynolds & Reynolds, Cl A                            5,900               166
  Sabre Holdings, Cl A                                 9,947               240
  Salesforce.com*                                      4,297               138
  SanDisk*                                            76,694             4,818
  Scientific-Atlanta                                   1,100                47
  Serena Software*                                    23,542               552
  Siebel Systems                                      17,257               183
  Sybase*                                             12,067               264
  Symantec*                                            8,156               143
  Symbol Technologies                                  1,865                24
  Synaptics*                                          11,495               284
  Synopsys*                                           52,986             1,063
  Tech Data* (D)                                      24,337               966
  Teradyne*                                            5,251                77

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
  Texas Instruments (D)                              154,802      $      4,965
  Trimble Navigation*                                  2,083                74
  Vishay Intertechnology*                                694                10
  Western Digital*                                     9,525               177
  Xerox*                                              36,840               540
  Xilinx                                               4,301               108
  Yahoo!*                                             42,881             1,680
                                                                  ------------
                                                                       117,484
                                                                  ------------
MATERIALS -- 2.7%
  Agrium (D)                                          39,700               873
  Air Products & Chemicals                             3,124               185
  Ashland                                              3,277               190
  Ball (D)                                            45,480             1,806
  Bemis                                                  521                14
  Crown Holdings*                                     22,000               430
  Dow Chemical (D)                                    63,710             2,792
  E.I. Du Pont de Nemours                              8,692               369
  Eagle Materials                                      6,893               843
  Eastman Chemical                                     4,859               251
  Ecolab                                               6,998               254
  Florida Rock Industries                             19,156               940
  Freeport-McMoRan
     Copper & Gold, Cl B                              26,573             1,430
  International Flavors & Fragrances                   1,892                63
  IPSCO (D)                                            5,600               465
  Lafarge North America                                7,561               416
  Lubrizol                                             4,859               211
  Lyondell Chemical                                    2,071                49
  Martin Marietta Materials                           26,728             2,050
  MeadWestvaco                                         1,388                39
  Monsanto                                             4,606               357
  Newmont Mining*                                     19,060             1,018
  Nucor (D)                                           15,800             1,054
  Pactiv*                                                173                 4
  Phelps Dodge                                         6,500               935
  PPG Industries                                       1,997               116
  Praxair                                             76,215             4,036
  Quanex                                               3,376               169
  Rohm & Haas                                          1,451                70
  Scotts Miracle-Gro, Cl A                             3,818               173
  Sealed Air*                                          1,909               107
  Sigma-Aldrich                                          347                22
  Sonoco Products                                      2,777                82
  Temple-Inland                                        3,471               156
  Vulcan Materials                                     2,430               165
  Weyerhaeuser                                         1,215                80
                                                                  ------------
                                                                        22,214
                                                                  ------------
TELECOMMUNICATION SERVICES -- 1.9%
  Alltel                                              10,413               657
  American Tower, Cl A*                                4,859               132
  AT&T                                               134,225             3,287
  BCE                                                 28,500               683
  BellSouth                                           19,784               536
  CenturyTel                                             694                23
  Citizens Communications                             19,611               240
  Crown Castle International*                          3,015                81
  MCI                                                  2,430                48
  Nextel Partners, Cl A*                               6,942               194
  NII Holdings*                                        3,124               136
  Sprint Nextel                                      241,920             5,651
  Telewest Global*                                     1,215                29
  Verizon Communications (D)                         136,350             4,107
                                                                  ------------
                                                                        15,804
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2005

--------------------------------------------------------------------------------
                                            Shares/ Face Amount   Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 2.8%
  AGL Resources                                        4,233      $        147
  Allegheny Energy*                                      521                16
  Alliant Energy                                      36,608             1,026
  Ameren                                               3,818               196
  American Electric Power                             19,943               740
  Aqua America                                        10,876               297
  Centerpoint Energy (D)                              49,387               635
  Cinergy                                              2,603               111
  CMS Energy*                                          1,388                20
  Consolidated Edison (D)                              3,992               185
  Constellation Energy Group                           2,335               135
  Dominion Resources (D)                               9,161               707
  DPL                                                  5,951               155
  DTE Energy                                          14,272               616
  Duke Energy                                         44,506             1,222
  Edison International                               112,493             4,906
  Energy East                                          4,859               111
  Entergy                                              1,909               131
  Equitable Resources                                  6,421               236
  Exelon                                               5,374               286
  FirstEnergy (D)                                     27,565             1,350
  FPL Group                                            3,645               151
  Great Plains Energy                                  5,639               158
  KeySpan                                                935                33
  MDU Resources Group                                    347                11
  NiSource*                                              174                 4
  NRG Energy*                                          2,200               104
  NSTAR                                                6,421               184
  OGE Energy                                             174                 5
  Oneok                                                8,504               226
  Pepco Holdings                                       8,492               190
  PG&E*                                                7,636               283
  Pinnacle West Capital                                5,064               209
  PPL                                                  1,562                46
  Public Service Enterprise Group                     12,741               828
  Puget Energy                                         3,124                64
  Questar                                              4,471               338
  SCANA*                                               4,339               171
  Sempra Energy                                       15,125               678
  Southern                                             5,727               198
  TECO Energy                                          6,248               107
  TXU (D)                                            113,762             5,710
  UGI                                                 10,934               225
  Wisconsin Energy                                       694                27
  WPS Resources                                        3,645               202
  Xcel Energy                                          3,471                64
                                                                  ------------
                                                                        23,444
                                                                  ------------
Total Common Stock
  (Cost $709,426) ($ Thousands)                                        696,251
                                                                  ------------

CASH EQUIVALENT -- 11.0%

  SEI Daily Income Trust, Prime Obligation
     Fund, Cl A, 4.20% ++                         91,003,036            91,003
                                                                  ------------
Total Cash Equivalent
  (Cost $91,003) ($ Thousands)                                          91,003
                                                                  ------------

COMMERCIAL PAPER (B) -- 7.3%

  American General
    4.583%, 01/06/06                        $          6,000             5,996

--------------------------------------------------------------------------------
                                                Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  AXPCRD
    4.268%, 01/12/06                        $          6,000      $      5,992
  Citigroup Funding
    4.292%, 01/11/06                                   6,000             5,993
  FPL
    4.268%, 01/06/06                                   6,000             5,996
  General Electric Capital
    4.297%, 01/11/06                                   6,000             5,993
  Goldman Sachs
    0.000%, 01/05/06                                   6,000             5,997
  Morgan Stanley
    4.328%, 01/09/06                                   6,000             5,995
  Prudential
    4.288%, 01/12/06                                   6,000             5,992
  UBS Finance
    4.297%, 01/03/06                                   6,000             5,999
  UNH
    4.307%, 01/04/06                                   6,000             5,998
                                                                  -------------
Total Commercial Paper
  (Cost $59,951) ($ Thousands)                                          59,951
                                                                  -------------

ASSET-BACKED SECURITIES -- 2.6%

MORTGAGE RELATED SECURITIES -- 2.6%
  ABSC NIMS Trust, Ser 2005-HE6,
    Cl A1
    5.050%, 08/27/35                                     331               327
  ACE Securities, Ser 2005-HE3,
    Cl A2A (C)
    4.479%, 05/25/35                                   1,496             1,496
  Ameriquest Mortgage Securities,
    Ser 2004-FR1, Cl A4
    3.243%, 05/25/34                                   1,400             1,387
  Centex Home Equity, Ser 2001-B,
    Cl A4
    6.410%, 02/25/30                                   1,979             1,977
  Conseco Finance, Ser 2001-C,
    Cl A4
    6.190%, 03/15/30                                   3,051             3,067
  First Franklin Mortgage Loan,
    Ser 2005-FF6, Cl N1
    4.500%, 03/25/36                                     241               236
  GMAC Mortgage Loan Trust,
    Ser 2004-HE2, Cl A2 (C)
    2.880%, 10/25/33                                   2,125             2,092
  Home Equity Asset Trust,
    Ser 2005-4, Cl 2A1 (C)
    4.469%, 10/25/35                                     332               332
  Home Equity Asset Trust,
    Ser 2005-7, Cl NA (C)
    6.501%, 06/27/35                                     700               693
  Morgan Stanley Dean Witter
    Capital I, Ser 2003-NC1, Cl M2 (C)
    6.429%, 11/25/32                                     700               705
  Residential Asset Mortgage
    Products, Ser 2003-RS7, Cl AI3
    3.680%, 09/25/27                                   1,090             1,087
  Residential Asset Securities,
    Ser 2003-KS7, Cl AI3
    3.372%, 11/25/28                                   1,224             1,220
  Residential Asset Securities,
    Ser KS9, Cl AI3
    3.250%, 12/25/28                                   2,555             2,526
  SACO I Trust, Ser 2005-10, Cl 2A1 (C)
    4.760%, 01/25/36                                   4,400             4,399

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2005

--------------------------------------------------------------------------------
                                            Shares/ Face Amount   Market Value
Description                                    ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

  Structured Asset Investment Loan,
    Ser 2005-4, Cl M11 (C)
    6.879%, 05/25/35                        $            250      $        231
                                                                  ------------
Total Asset-Backed Securities
  (Cost $21,761) ($ Thousands)                                          21,775
                                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%

  FNMA (B)
    4.631%, 09/27/06                                     500               483
    4.657%, 12/01/06                                   8,000             7,660
  FNMA STRIP, Ser 360, Cl 2, IO
    5.000%, 07/01/35                                     877               209
                                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $8,362) ($ Thousands)                                            8,352
                                                                  ------------

U.S. TREASURY OBLIGATION -- 0.2%

  U.S. Treasury Bills (A)
    4.166%, 05/25/06                                   1,540             1,515
                                                                  ------------
Total U.S. Treasury Obligation
  (Cost $1,515) ($ Thousands)                                            1,515
                                                                  ------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION -- 0.1%

  FNMA TBA
    5.500%, 01/01/35                                   1,000               990
                                                                  ------------
Total U.S. Government Mortgage-Backed Obligation
  (Cost $987) ($ Thousands)                                                990
                                                                  ------------

Total Investments -- 106.5%
  (Cost $893,005) ($ Thousands)                                   $     89,837
                                                                  ------------

SECURITIES SOLD SHORT -- (6.1)%

CONSUMER DISCRETIONARY -- (1.0)%
  Amazon.com* (D)                                    (14,600)             (688)
  Chicago Bridge & Iron-New York Shares              (17,200)             (434)
  Cooper Tire & Rubber                               (58,811)             (901)
  Dillards, Cl A                                     (12,540)             (311)
  Dow Jones                                          (17,100)             (607)
  Interpublic Group                                  (96,700)             (933)
  OfficeMax                                          (37,547)             (952)
  Tiffany                                            (27,736)           (1,062)
  Visteon                                            (88,369)             (553)
  Weight Watchers*                                    (9,100)             (450)
  Wendy's International                              (21,043)           (1,163)
  XM Satellite Radio, Cl A*                          (14,800)             (404)
                                                                  ------------
                                                                        (8,458)
                                                                  ------------
CONSUMER STAPLES -- (0.2)%
  Brown-Forman, Cl B                                  (4,652)             (322)
  WM Wrigley Jr.                                     (15,000)             (997)
                                                                  ------------
                                                                        (1,320)
                                                                  ------------
ENERGY -- (1.0)%
  Baker Hughes                                        (9,800)             (596)
  Enbridge                                           (32,100)           (1,004)
  FMC Technologies*                                  (20,300)             (871)
  Kerr-McGee                                          (4,687)             (426)
  Kinder Morgan                                      (37,588)           (3,456)
  Massey Energy                                      (21,400)             (810)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------

  Quicksilver Resources*                             (19,900)     $       (836)
                                                                  ------------
                                                                        (7,999)
                                                                  ------------
FINANCIALS -- (1.6)%
  AMBAC Financial Group                              (26,705)           (2,058)
  Commerce Bancorp                                   (27,700)             (953)
  Equity Residential+                                 (7,400)             (289)
  Markel*                                             (2,900)             (919)
  MBIA                                                (6,713)             (404)
  MGIC Investment                                    (24,956)           (1,643)
  Northern Trust                                     (49,273)           (2,553)
  PartnerRe                                          (13,800)             (906)
  Xl Capital, Cl A                                   (56,214)           (3,788)
                                                                  ------------
                                                                       (13,513)
                                                                  ------------
HEALTH CARE -- (0.3)%
  Affymetrix*                                         (9,800)             (468)
  ImClone Systems*                                   (13,700)             (469)
  Patterson*                                         (27,200)             (908)
  Sepracor*                                           (8,300)             (429)
                                                                  ------------
                                                                        (2,274)
                                                                  ------------
INDUSTRIALS -- (0.4)%
  Alexander & Baldwin                                (16,100)             (873)
  Allied Waste Industries*                           (81,100)             (709)
  Pall                                               (44,001)           (1,182)
  UTI Worldwide                                       (9,500)             (882)
                                                                  ------------
                                                                        (3,646)
                                                                  ------------
INFORMATION TECHNOLOGY -- (0.8)%
  Akamai Technologies*                               (21,000)             (419)
  Cognos*                                            (15,500)             (538)
  eBay*                                              (13,500)             (584)
  International Rectifier*                           (24,900)             (794)
  Kla-Tencor                                          (9,072)             (448)
  Linear Technology                                  (16,421)             (592)
  Novellus Systems                                   (22,936)             (553)
  Paychex                                            (14,956)             (570)
  Research in Motion*                                (11,800)             (779)
  Tellabs*                                           (94,467)           (1,030)
  Teradyne*                                          (28,500)             (415)
                                                                  ------------
                                                                        (6,722)
                                                                  ------------
MATERIALS -- (0.3)%
  Air Products & Chemicals                           (15,710)             (930)
  International Paper                                (39,945)           (1,343)
  Vulcan Materials                                    (8,227)             (557)
                                                                  ------------
                                                                        (2,830)
                                                                  ------------
UTILITIES -- (0.5)%
  Ameren                                             (11,274)             (578)
  Aqua America                                       (22,800)             (622)
  KeySpan                                             (7,896)             (282)
  Pinnacle West Capital                              (54,715)           (2,262)
                                                                  ------------
                                                                        (3,744)
                                                                  ------------
Total Securities Sold Short
  (Proceeds $(51,600)) ($ Thousands)                                   (50,506)
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2005

--------------------------------------------------------------------------------

Futures --The Fund's investment in futures contracts is designed to enable the Fund to more closely approximate the performance of its benchmark index or for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A summary of the open futures contracts held by the Fund at December 31, 2005 is as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
Type of                 Number of                Expiration        Depreciation
Contract                Contracts                   Date          ($ Thousands)
--------------------------------------------------------------------------------
90 Day EURO               100                     June-06          $        --
S&P 500 Index             500                      Mar-06               (3,292)
                                                                   -----------
                                                                   $    (3,292)

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $825,783,304.

*     Non-income producing security.

+     Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets. Rate shown is the 7-day effective yield as of December 31, 2005.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B)   The rate reported is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of December 31, 2005.

(D) All or a portion of this security is held as collateral for securities sold short.

ADR -- American Depositary Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
IO -- Interest Only
Ser -- Series
TBA -- To Be Announced
STRIP -- Separately Traded Registered Interest and Principal Securities.

Amounts designated as "--" are $0 or have been rounded to $0.

 At December 31, 2005, the tax basis cost of the Fund's investments was $893,005 ($ Thousands), and the unrealized appreciation and depreciation were $4,867 ($ Thousands) and $(18,035) ($ Thousands) respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
Swaps -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. The Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose the Fund to a different security or market. Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. At December 31, 2005, the following Total Return swap agreements were outstanding:

--------------------------------------------------------------------------------
                                                                   Unrealized
                                                  Notional        Appreciation
                                 Expiration        Amount        (Depreciation)
Description                         Date        ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
The fund receives payment of
 1.345% on the Banc of
 America - CMBS BBB INDEX
 PLUS 15 basis point times
 the notional amount. The
 return on the spread is (the
 period starting spread minus
 the period ending spread)
 times duration times the
 notional amount divided
 10000. (Counter party: Bank
 of America)                      06/30/06          4,000         $         --

The fund receives payment of
 0.1423%% on the Lehman -
 CMBS AAA 8.5+ INDEX  MINUS 15
 basis point times the notional
 amount. The return on the
 spread is (the period starting
 spread minus the period ending
 spread) times duration times
 the notional amount divided
 10000. (Counter party:
 Lehman).                         07/01/06         15,000                   --
                                                                  ------------
                                                                  $         --
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 37.2

CONSUMER DISCRETIONARY -- 1.6%
  COX Communications
    7.875%, 08/15/09                            $        750      $        805
    4.625%, 06/01/13                                     430               401
  Clear Channel Communications
    4.250%, 05/15/09                                     990               952
  Comcast
    6.500%, 01/15/15                                   2,475             2,616
    5.850%, 11/15/15                                     465               471
    5.650%, 06/15/35 (J)                               1,175             1,081
    5.500%, 03/15/11 (J)                                 755               759
    5.450%, 11/15/10                                     280               282
    5.300%, 01/15/14                                   1,025             1,006
  Comcast Cable Communications
    8.375%, 03/15/13                                     500               579
    6.750%, 01/30/11                                   7,430             7,867
  Continental Cablevision
    9.000%, 09/01/08                                   1,150             1,256
    8.300%, 05/15/06                                     985               997
  DaimlerChrysler
    8.500%, 01/18/31                                   2,510             3,037
    8.000%, 06/15/10                                   1,000             1,094
    7.300%, 01/15/12                                   1,400             1,511
    6.500%, 11/15/13                                   2,270             2,377
  Ford Motor
    9.980%, 02/15/47 (J)                               3,800             2,964
    9.215%, 09/15/21                                   1,000               740
    7.500%, 08/01/26                                   1,900             1,263
    7.450%, 07/16/31                                   2,940             1,999
    7.125%, 11/15/25                                   4,961             3,225
    6.375%, 02/01/29                                   5,537             3,488
  General Motors
    8.375%, 07/15/33 (J)                                 449               296
    8.250%, 07/15/23                                   3,100             1,992
  Harrahs Operating
    5.750%, 10/01/17                                     775               754
  Hertz (B)
    8.875%, 01/01/14                                     710               723
  Hewlett-Packard
    3.625%, 03/15/08                                   1,000               974
  Inn of the Mountain Gods
    12.000%, 11/15/10                                    750               742
  JC Penney
    7.400%, 04/01/37                                     720               804
  Liberty Media (A)
    5.991%, 09/17/06                                   3,091             3,109
  May Department Stores
    4.800%, 07/15/09                                   1,000               986
  News America
    6.200%, 12/15/34 (J)                               1,130             1,122
  Russell
    9.250%, 05/01/10                                     200               203
  Target
    4.000%, 06/15/13                                   1,000               946
  Time Warner
    7.700%, 05/01/32                                   5,625             6,326
    6.875%, 05/01/12                                   2,455             2,613
    6.625%, 05/15/29                                     800               799
  Time Warner Entertainment
    8.375%, 07/15/33                                     830               980
  Viacom (J)
    5.625%, 08/15/12                                     705               700

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Wal-Mart Stores
    5.250%, 09/01/35                            $      1,415      $      1,374
                                                                  ------------
                                                                        66,213
                                                                  ------------
CONSUMER STAPLES -- 0.6%
  Altria Group
    7.750%, 01/15/27                                   3,860             4,584
    7.000%, 11/04/13 (J)                                 795               870
  Anheuser-Busch
    5.050%, 10/15/16                                     500               499
  Archer-Daniels-Midland
    5.935%, 10/01/32                                   1,000             1,040
  General Mills
    6.000%, 02/15/12                                     400               419
  Kellogg, Ser B
    6.600%, 04/01/11                                     475               508
  Kraft Foods (J)
    6.500%, 11/01/31                                     540               594
    5.625%, 11/01/11                                     925               949
  Kroger
    7.500%, 04/01/31                                     410               458
    5.500%, 02/01/13                                   1,000               987
  Molson Coors Capital Finance (B)
    4.850%, 09/22/10                                   1,095             1,080
  Pepsi Bottling Group, Ser B
    7.000%, 03/01/29                                   1,000             1,200
  Philip Morris Capital
    7.500%, 07/16/09                                   1,750             1,853
  Procter & Gamble
    4.750%, 06/15/07                                   1,000             1,001
  RJ Reynolds Tobacco Holdings, Ser B
    7.750%, 05/15/06                                   7,230             7,284
  Safeway
    4.950%, 08/16/10                                   2,000             1,948
                                                                  ------------
                                                                        25,274
                                                                  ------------
ENERGY -- 2.1%
  Amerada Hess
    7.300%, 08/15/31 (J)                               5,450             6,307
    7.125%, 03/15/33                                   1,695             1,924
  Anadarko Finance, Ser B
    6.750%, 05/01/11                                   2,510             2,716
  Apache
    6.250%, 04/15/12                                   1,385             1,488
  Canadian National Resources
    5.850%, 02/01/35                                   1,935             1,952
  Centerpoint Energy Resources, Ser B
    7.875%, 04/01/13                                   1,000             1,144
  Conoco Funding
    7.250%, 10/15/31                                     530               660
    6.950%, 04/15/29                                   4,060             4,902
    6.350%, 10/15/11                                     920               986
  ConocoPhillips
    5.900%, 10/15/32                                     585               628
    4.750%, 10/15/12 (J)                               3,990             3,966
  Constellation Energy Group
    6.125%, 09/01/09                                   1,000             1,032
  Devon Energy
    7.950%, 04/15/32                                   1,710             2,205
  Devon Financing
    7.875%, 09/30/31                                   1,000             1,271
    6.875%, 09/30/11                                   1,000             1,094
  El Paso
    6.950%, 06/01/28                                   6,750             6,126

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  El Paso MTN
    7.800%, 08/01/31                            $      2,280      $      2,274
    7.750%, 01/15/32 (J)                               5,075             5,088
  Encana
    6.500%, 08/15/34                                     539               602
  Energy Transfer Partners (B)
    5.950%, 02/01/15                                   1,020             1,016
  Energy Transfer Partners (B) (L)
    5.650%, 08/01/12                                   1,120             1,107
  Exelon Generation LLC (B)
    6.950%, 06/15/11                                   1,975             2,130
  Kansas Gas & Electric
    5.647%, 03/29/21                                   1,255             1,242
  Kinder Morgan
    6.500%, 09/01/12                                   1,000             1,059
  Kinder Morgan Energy Partners
    5.000%, 12/15/13                                   1,075             1,048
  Kinder Morgan Finance (B)
    5.350%, 01/05/11                                     665               666
  Magellan Midstream Partners
    5.650%, 10/15/16                                     845               852
  Pemex Project Funding Master Trust
    7.375%, 12/15/14                                     340               378
  Petro-Canada
    5.950%, 05/15/35                                     660               670
  Pogo Producing (B)
    6.875%, 10/01/17                                     480               468
  Ras Laffan LNG III (B) (L)
    5.838%, 09/30/27                                   1,720             1,725
  TXU Energy
    7.000%, 03/15/13                                   1,780             1,897
  Tosco
    8.125%, 02/15/30                                     400               539
  Valero Energy
    7.500%, 04/15/32 (J)                               1,600             1,944
    6.875%, 04/15/12                                   1,120             1,220
  Valero Logistics
    6.050%, 03/15/13                                     440               455
  Vastar Resources
    6.500%, 04/01/09                                   3,490             3,678
  Western Oil Sands
    8.375%, 05/01/12                                     750               847
  Williams
    8.750%, 03/15/32                                   4,340             5,034
    7.750%, 06/15/31 (J)                               1,880             1,983
  Williams, Ser A (J)
    7.500%, 01/15/31                                   1,490             1,542
  XTO Energy
    7.500%, 04/15/12 (J)                                 850               951
    6.250%, 04/15/13                                     690               731
  YPF Sociedad Anonima MTN, Ser A
    7.750%, 08/27/07                                   5,000             5,175
                                                                  ------------
                                                                        84,722
                                                                  ------------
FINANCIALS -- 22.6%
  ASIF Global Financing XIX (B)
    4.900%, 01/17/13                                     880               876
  Ace Securities, Ser 2005-HE4, Cl A2A (A)
    4.489%, 07/25/35                                     758               758
  Aegon Funding
    5.750%, 12/15/20                                     995             1,010
  Aiful (B)
    5.000%, 08/10/10                                   1,420             1,402

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Allstate Life Global Funding II
     MTN (A) (I) (K) (L)
    4.390%, 01/16/07                            $      6,464      $      6,464
  American General Finance
    3.875%, 10/01/09                                   1,795             1,719
  American General Finance (A) (B) (I) (K)
    4.390%, 01/16/07                                   7,728             7,727
    4.369%, 01/16/07                                  12,646            12,646
  American General Finance MTN, Ser F (A) (I)
    (K)
    5.875%, 07/14/06                                   1,405             1,419
  American International Group (L)
    4.250%, 05/15/13                                     735               699
  American International Group (B) (L)
    5.050%, 10/01/15                                     785               770
    4.700%, 10/01/10                                   3,075             3,031
  Arch Capital Group
    7.350%, 05/01/34                                   3,416             3,854
  BAC Capital Trust VI
    5.625%, 03/08/35                                   1,200             1,184
  Bank One
    7.875%, 08/01/10                                   3,525             3,913
  Bank of America
    7.400%, 01/15/11                                   6,240             6,874
    5.375%, 06/15/14                                   2,100             2,135
  Banponce Trust I, Ser A
    8.327%, 02/01/27                                   2,590             2,749
  Bear Stearns
    4.500%, 10/28/10                                   2,150             2,099
  Bear Stearns, Ser EXL (A) (I) (K)
    4.379%, 01/16/07                                  25,012            25,012
  Berkshire Hathaway
    3.375%, 10/15/08                                     650               626
  Boeing Capital
    6.500%, 02/15/12                                     465               502
    5.800%, 01/15/13                                     425               445
  Bunge Finance
    4.375%, 12/15/08                                     425               418
  CCN Bluegrass (A) (I) (K)
    4.440%, 08/18/06                                   9,134             9,134
  CIT Group
    5.000%, 02/01/15                                   1,075             1,049
    4.250%, 02/01/10                                     850               827
  CIT Group MTN
    4.750%, 08/15/08                                   1,330             1,325
  CIT Group MTN (A) (I) (K)
    4.342%, 05/12/06                                  35,129            35,129
    4.182%, 04/19/06                                   3,513             3,514
  Capital One Bank
    6.700%, 05/15/08                                   1,830             1,892
    4.875%, 05/15/08                                   4,683             4,664
  Capital One Financial
    8.750%, 02/01/07                                   2,065             2,145
  Caterpillar Financial Services
    4.150%, 01/15/10                                   1,000               969
  Caterpillar Financial Services MTN, Ser F
    (A) (I) (K)
    4.235%, 07/10/06                                   7,026             7,026
  Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
    (A)
    5.258%, 12/25/35                                  12,400            12,301
  China Development Bank
    5.000%, 10/15/15                                     885               872
  Citicorp
    7.200%, 06/15/07                                   1,200             1,240

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Citigroup
    6.500%, 01/18/11                            $      1,835      $      1,955
    6.200%, 03/15/09                                     400               415
    5.875%, 02/22/33                                   1,425             1,461
    5.000%, 09/15/14                                   5,520             5,434
    4.625%, 08/03/10                                     855               843
  Countrywide Financial MTN,
    Ser A (A) (I) (K)
    4.550%, 09/13/06                                  25,995            25,995
    4.351%, 11/03/06                                   7,026             7,025
    4.341%, 11/03/06                                   7,728             7,728
  Countrywide Home Loans MTN, Ser L
    2.875%, 02/15/07                                   3,320             3,243
  Countrywide Home Loans MTN,
    Ser M (A) (I) (K)
    4.323%, 01/31/06                                   3,091             3,091
  Credit Suisse First Boston London (A) (B)
    1.924%, 03/24/10                                  11,050             9,792
  Credit Suisse First Boston USA
    5.125%, 08/15/15                                   1,400             1,386
    4.875%, 08/15/10                                   2,635             2,615
  Danske Bank (A) (B)
    5.914%, 12/29/49                                   4,150             4,342
  Dekabank (A) (I) (K)
    4.183%, 08/19/06                                  25,995            25,993
  Developers Divers Realty
    5.375%, 10/15/12                                   1,445             1,423
  Developers Divers Realty MTN
    7.000%, 03/19/07                                   1,300             1,327
  Di Finance/DYN (B)
    9.500%, 02/15/13                                     100               104
  Dow Jones CDX HY, Cl 5-T1 (J)
    8.750%, 12/29/10                                   9,900             9,937
  Dryden Investor Trust (B) (M)
    7.157%, 07/23/08                                   4,601             4,718
  Duke Capital
    7.500%, 10/01/09                                   1,505             1,616
  EOP Operating
    7.750%, 11/15/07                                   1,000             1,048
    4.750%, 03/15/14                                     515               487
  Equity One
    3.875%, 04/15/09                                   7,480             7,103
  European Investment Bank
    5.250%, 01/12/09                                   2,000             2,041
  Farmers Exchange Capital (B)
    7.200%, 07/15/48                                   1,465             1,525
    7.050%, 07/15/28                                   4,434             4,689
  Farmers Insurance Exchange Capital (B)
    8.625%, 05/01/24                                   3,717             4,512
  First Data
    5.625%, 11/01/11                                   1,100             1,107
  First Industrial
    7.600%, 07/15/28                                   3,675             4,202
  First Industrial MTN (J)
    7.500%, 12/01/17                                   1,800             2,039
  Ford Motor Credit
    7.875%, 06/15/10                                   7,405             6,664
    7.375%, 10/28/09                                  18,150            16,108
    7.250%, 10/25/11                                     336               290
    7.000%, 10/01/13                                     351               300
    6.625%, 06/16/08                                   8,460             7,674
    5.700%, 01/15/10                                   2,853             2,425

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  GE Capital Franchise MTN
    6.860%, 06/15/07                            $      1,850      $      1,904
  GE Global Insurance
    7.750%, 06/15/30                                   5,400             6,553
    7.500%, 06/15/10                                     105               115
  General Electric Capital
    4.875%, 03/04/15                                   1,485             1,465
  General Electric Capital MTN, Ser A
    6.000%, 06/15/12                                   3,085             3,249
    4.125%, 09/01/09                                   6,035             5,875
    3.750%, 12/15/09 (J)                                 706               677
  General Motors Acceptance
    8.000%, 11/01/31                                   4,150             3,975
    7.750%, 01/19/10                                   2,430             2,269
    7.250%, 03/02/11 (J)                               3,520             3,234
    6.875%, 09/15/11                                   1,735             1,582
    6.150%, 04/05/07 (J)                               1,290             1,219
    6.125%, 02/01/07                                     650               621
    6.125%, 08/28/07                                     460               426
    5.850%, 01/14/09                                     970               868
    5.625%, 05/15/09 (J)                              22,070            19,635
    5.125%, 05/09/08                                     970               864
  General Motors Acceptance (A)
    6.610%, 12/01/14                                   3,068             2,762
    5.100%, 07/16/07                                   3,460             3,243
  Genworth Financial
    4.950%, 10/01/15                                     850               830
  Goldman Sachs Capital I
    6.345%, 02/15/34                                     900               945
  Goldman Sachs Group
    6.875%, 01/15/11                                   3,775             4,067
    6.650%, 05/15/09                                   2,000             2,102
    6.125%, 02/15/33                                     945               992
    5.250%, 10/15/13                                   1,475             1,475
    5.125%, 01/15/15 (J)                               1,045             1,033
  HSBC Bank
    3.875%, 09/15/09                                   1,145             1,104
  HSBC Finance
    8.000%, 07/15/10                                   3,475             3,877
    7.000%, 05/15/12                                   1,505             1,646
    6.375%, 11/27/12                                     585               622
    5.000%, 06/30/15                                     990               963
    4.750%, 04/15/10                                   4,380             4,315
    4.625%, 09/15/10                                     650               637
  Health Care REIT
    6.200%, 06/01/16                                   1,000             1,000
  Highwoods Realty
    7.500%, 04/15/18                                   4,400             4,826
    7.125%, 02/01/08                                   3,000             3,101
  Household Finance
    4.750%, 05/15/09                                   1,150             1,137
    4.125%, 12/15/08                                   1,000               976
  ICI Wilmington
    5.625%, 12/01/13                                   1,000               995
  ILFC E-Capital Trust I (A) (B)
    5.900%, 12/21/65                                     220               221
  Inter-American Development Bank
    4.375%, 09/20/12                                   1,000               982
  International Bank Recon & Development
    4.750%, 02/15/35                                   1,000               975
  Irish Life & Permanent MTN, Ser X (A) (I) (K)
    4.405%, 01/22/07                                   5,621             5,620
    4.399%, 01/22/07                                  13,068            13,067
  Islandsbanki (A) (B) (I) (K)
    4.420%, 01/22/07                                  11,944            11,944

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  JP Morgan Capital Trust II
    7.950%, 02/01/27                            $        580      $        618
  JP Morgan Chase
    6.750%, 02/01/11                                   1,680             1,800
    5.750%, 01/02/13                                   5,985             6,172
    5.150%, 10/01/15                                   2,000             1,972
    4.000%, 02/01/08 (J)                               1,390             1,367
    3.625%, 05/01/08                                     720               700
  JP Morgan Chase Capital XV
    5.875%, 03/15/35                                   1,645             1,636
  JP Morgan Chase Commercial Mortgage
    Securites, Ser 2005-CB11, Cl ASB (A)
    5.201%, 08/12/37                                     400               401
  JPMorgan Chase
    5.250%, 05/30/07                                     400               402
  Jackson National Life Funding
    (A) (B) (I) (K)
    4.291%, 01/02/07                                  30,913            30,913
  John Deere Capital
    7.000%, 03/15/12                                   1,000             1,105
  Kaupthing Bank MTN (A) (I) (K)
    4.399%, 01/19/07                                  35,129            35,129
  Kinder Morgan Finance (B)
    6.400%, 01/05/36                                     995             1,020
  Korea Development Bank
    4.625%, 09/16/10                                   1,000               980
    4.250%, 11/13/07                                     755               745
  Landsbanki Islands (A) (B) (I) (K)
    4.450%, 01/16/07                                  26,698            26,698
  Lazard Group
    7.125%, 05/15/15                                   2,000             2,100
  Lehman Brothers
    6.500%, 04/15/08                                     695               718
  Lehman Brothers Holdings
    7.000%, 02/01/08                                   3,395             3,534
  Lehman Brothers Holdings MTN, Ser G
    4.800%, 03/13/14                                   1,000               976
  Lehman Brothers Holdings MTN, Ser H (F)
    0.000%, 11/30/10                                   3,570             3,396
  Liberty Lighthouse US Capital
    MTN (A) (I) (K)
    4.387%, 05/10/06                                  14,052            14,048
  Liberty Mutual Group (B)
    6.500%, 03/15/35                                     810               790
  Marsh & Mclennan
    5.150%, 09/15/10                                     557               553
  Merril Lynch MTN, Ser C (J)
    4.250%, 02/08/10                                   2,645             2,573
  Merrill Lynch
    7.430%, 09/01/22                                       4                 4
    6.875%, 11/15/18                                   1,000             1,141
    4.790%, 08/04/10                                   1,280             1,266
  Merrill Lynch MTN, Ser B
    3.375%, 09/14/07                                   2,100             2,048
  Merrill Lynch MTN, Ser C (A)
    5.490%, 03/12/07                                   2,460             2,436
  Met Life
    5.700%, 06/15/35                                     845               848
    5.000%, 11/24/13                                   1,000               989
  Met Life Global Funding (B)
    4.750%, 06/20/07                                   1,100             1,096
  Mirant North America (B)
    7.375%, 12/31/13                                     965               976

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Monumental Global Funding (B)
    5.200%, 01/30/07                            $        625      $        626
  Morgan Stanley
    6.600%, 04/01/12                                   1,000             1,075
    5.375%, 10/15/15                                   2,905             2,908
    4.750%, 04/01/14                                     650               623
    4.000%, 01/15/10                                     735               707
  Morgan Stanley, Ser EXL (A) (I) (K)
    4.341%, 01/04/07                                   4,918             4,918
  Morgan Stanley, Ser EXLS (A) (I) (K)
    4.306%, 02/05/07                                   7,026             7,025
  NB Capital Trust IV
    8.250%, 04/15/27                                   4,500             4,819
  Natexis Banques (A) (B) (I) (K)
    4.367%, 01/16/07                                  13,700            13,698
  National Capital Trust II (A) (B)
    5.486%, 12/29/49                                   2,231             2,229
  Nationwide Building Society
    (A) (B) (I) (K)
    4.547%, 09/28/06                                   7,026             7,026
    4.331%, 01/05/07                                  14,052            14,052
  Nationwide Mutual Insurance (B)
    8.250%, 12/01/31                                   3,575             4,486
    6.600%, 04/15/34                                   3,590             3,613
  News America (B)
    6.400%, 12/15/35                                     330               333
  Nordbank (A) (B) (I) (K)
    4.385%, 01/23/07                                  23,888            23,884
  North Front Pass-Through Trust (A) (B)
    5.810%, 12/15/24                                   4,200             4,204
  Northern Rock (A) (B) (I) (K)
    4.321%, 10/03/06                                  14,473            14,473
  Nuveen Investments
    5.500%, 09/15/15                                     365               359
    5.000%, 09/15/10                                     540               531
  Odyssey Re Holdings
    6.875%, 05/01/15                                   2,400             2,379
  PNC Funding
    5.250%, 11/15/15                                   1,295             1,291
  Pacific Life Global Funding
     (A) (B) (I) (K)
    4.382%, 01/15/07                                  10,539            10,539
  Power Receivables Financial
    6.290%, 01/01/12                                   4,597             4,711
  Power Receivables Financial (B)
    6.290%, 01/01/12                                     377               384
  Prime Property Funding (B)
    5.600%, 06/15/11                                   2,220             2,252
  Prologis (B)
    5.250%, 11/15/10                                   2,395             2,397
  Prudential Financial MTN, Ser B
    5.100%, 09/20/14                                   1,000               995
  Prudential Financial MTN, Ser C
    4.750%, 06/13/15                                     459               445
  RBS Capital Trust I (A)
    4.709%, 12/29/49                                   2,000             1,901
  Rabobank Capital Fund II (A) (B)
    5.260%, 12/29/49                                     200               198
  Rabobank Capital Fund Trust III (A) (B)
    5.254%, 10/21/16                                     420               412
  Reinsurance Group of America (A)
    6.750%, 12/15/65                                     795               802
  Residential Capital
    6.375%, 06/30/10                                   3,420             3,475
    6.125%, 11/21/08                                   5,395             5,408

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  SLM MTN, Ser A
    5.000%, 10/01/13                            $        850      $        840
  SLM, MTN
    3.625%, 03/17/08                                   1,000               975
  SLM, Ser CPI (A)
    4.770%, 04/01/09                                   5,460             5,277
  SLM, Ser EXLS (A) (I) (K)
    4.369%, 01/16/07                                  15,457            15,457
  Semgroup (B)
    8.750%, 11/15/15                                     110               112
  Sigma Finance MTN (A) (I) (K)
    4.745%, 11/09/06                                   7,588             7,588
  Simon Property Group
    5.100%, 06/15/15                                     920               890
    4.600%, 06/15/10                                     735               717
  Simon Property Group (B)
    5.750%, 12/01/15                                     485               492
    5.375%, 06/01/11                                   2,035             2,040
  Skandinav Enskilda Bank (A) (I) (K)
    4.367%, 01/18/07                                  15,457            15,456
  St Paul
    5.750%, 03/15/07                                     525               528
  Sumitomo Mitsui Banking (A) (B)
    5.625%, 10/15/15                                   1,400             1,395
  Toyota Motor Credit
    5.500%, 12/15/08                                     120               122
  Travelers Property & Casualty
    6.375%, 03/15/33                                     810               863
  US Bancorp MTN, Ser N
    3.125%, 03/15/08                                   2,215             2,139
  US Bank
    2.870%, 02/01/07                                   1,295             1,267
    2.400%, 03/12/07                                   1,975             1,917
  Unumprovident Finance (B)
    6.850%, 11/15/15                                   1,035             1,078
  Ventas Realty
    9.000%, 05/01/12                                     110               125
  Ventas Realty (B)
    6.500%, 06/01/16                                   1,280             1,286
  Wachovia
    5.500%, 08/01/35                                   1,115             1,086
  Wachovia Bank
    4.375%, 08/15/08                                   4,025             3,979
  Washington Mutual
    4.625%, 04/01/14                                   2,225             2,092
  Washington Mutual Bank
    5.125%, 01/15/15                                   1,115             1,089
    4.000%, 01/15/09                                     731               709
  Washington REIT
    5.350%, 05/01/15                                     687               679
  Wellpoint
    6.800%, 08/01/12                                   1,000             1,091
  Westfield Capital (B)
    4.375%, 11/15/10                                   4,153             4,020
  Witherspoon CDO (A) (I) (K)
    4.396%, 03/15/06                                   4,215             4,215
  Woodbourne Pass-Through Trust (A) (B)
    5.439%, 04/08/49                                   2,500             2,494
  Xl Life and Annuity (A) (B) (I) (K)
    4.422%, 06/30/06                                  13,349            13,353
    4.379%, 01/16/07                                  19,672            19,672
    4.376%, 02/06/06                                   4,215             4,216
    4.336%, 02/06/06                                   2,810             2,811
    4.332%, 02/06/06                                   7,588             7,589

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  ZFS Finance USA Trust II (A) (B)
    6.450%, 12/15/65                            $      2,600      $      2,636
  Zions Bancorporation
    6.000%, 09/15/15                                   1,425             1,489
  Zurich Capital Trust I (B)
    8.376%, 06/01/37                                   5,142             5,566
                                                                  ------------
                                                                       922,742
                                                                  ------------
HEALTH CARE -- 0.3%
  Coventry Health Care
    6.125%, 01/15/15                                     965               989
  Davita
    7.250%, 03/15/15                                     590               597
  HCA
    5.750%, 03/15/14                                   6,470             6,274
  Omnicare
    6.875%, 12/15/15                                   1,000             1,015
  Tenet Healthcare
    7.375%, 02/01/13                                     336               310
  Wyeth (B)
    5.500%, 02/15/16                                   2,370             2,398
                                                                  ------------
                                                                        11,583
                                                                  ------------
INDUSTRIALS -- 3.0%
  Air 2 US (B)
    8.027%, 10/01/19                                   3,169             3,090
  America West Airlines, Ser 99-1
    7.930%, 01/02/19                                   9,513            10,163
  American Airlines, Ser 01-2 (J)
    7.858%, 10/01/11                                   3,000             3,163
  American Airlines, Ser 99-1 (J)
    7.024%, 10/15/09                                   4,630             4,747
  Boeing
    6.125%, 02/15/33                                   1,000             1,099
  Burlington North Santa Fe
    6.750%, 07/15/11                                     860               928
  CSX
    6.300%, 03/15/12                                   1,000             1,063
  Cedar Brakes I LLC (B)
    8.500%, 02/15/14                                   4,700             5,177
  Cedar Brakes II LLC (B)
    9.875%, 09/01/13                                   1,921             2,186
  Celulosa Arauco y Constitucion
    5.625%, 04/20/15                                     750               744
  Continental Airlines, Ser 00-2
    7.707%, 04/02/21                                   2,877             2,900
    7.487%, 10/02/10                                   1,730             1,746
  Continental Airlines, Ser 971A
    7.461%, 04/01/15                                     506               470
  Continental Airlines, Ser 974A
    6.900%, 01/02/18                                   7,897             7,866
  Continental Airlines, Ser 99-2
    7.256%, 03/15/20                                     837               850
  Delta Air Lines (G)
    4.950%, 01/25/08                                   3,327             3,331
  Delta Air Lines, Ser 00-1, Cl A2 (G)
    7.570%, 11/18/10                                   1,739             1,713
  Delta Air Lines, Ser 01-1, Cl A-2 (G)
    7.111%, 09/18/11                                     179               176
  Delta Air Lines, Ser 02-1, Cl G-1
    6.718%, 01/02/23                                   6,953             7,053
  Delta Air Lines, Ser 02-1, Cl G-2
    6.417%, 07/02/12                                   3,900             3,948
  Eastman Kodak
    7.250%, 11/15/13                                   2,740             2,619

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Electronic Data Systems (J)
    7.125%, 10/15/09                            $      3,680      $      3,910
  Federal Express, Ser A3
    8.400%, 03/23/10                                     600               629
  General Electric
    5.000%, 02/01/13                                   1,160             1,159
  General Motors
    7.700%, 04/15/16                                  12,020             7,783
  Halliburton
    8.750%, 02/15/21                                   1,281             1,686
    5.500%, 10/15/10                                   1,730             1,767
  Lockheed Martin
    8.500%, 12/01/29                                     925             1,260
  Norfolk Southern
    7.250%, 02/15/31                                   1,000             1,212
    7.050%, 05/01/37                                     925             1,104
  Northrup Grumman
    4.079%, 11/16/06                                   1,400             1,389
  Northwest Airlines, Cl 1A-1 (G)
    7.041%, 04/01/22                                   1,689             1,632
  Pulte Homes
    6.000%, 02/15/35                                     235               209
    5.250%, 01/15/14                                   1,000               955
  Raytheon
    6.000%, 12/15/10                                      24                25
    5.500%, 11/15/12                                      55                56
    5.375%, 04/01/13                                     555               563
  Systems 2001 Asset Trust (B)
    6.664%, 09/15/13                                   1,490             1,587
  Teekay Shipping
    8.875%, 07/15/11                                     860               972
  Tyco International Group
    7.000%, 06/15/28                                     250               275
    6.875%, 01/15/29                                   7,140             7,782
    6.750%, 02/15/11                                   2,190             2,303
    6.375%, 10/15/11                                   7,575             7,867
    6.000%, 11/15/13                                     915               935
  United Airlines, Ser 00-2 (G)
    7.811%, 10/01/09                                     982               855
  United Airlines, Ser A-3 (G)
    8.390%, 01/21/11                                     973               689
  United Technologies
    6.500%, 06/01/09                                   2,365             2,477
  Waste Management
    7.125%, 12/15/17                                   5,305             5,882
    7.100%, 08/01/26                                   1,710             1,947
                                                                  ------------
                                                                       123,942
                                                                  ------------
MATERIALS -- 0.3%
  Alcan
    6.125%, 12/15/33                                     325               333
  BHP Billiton Finance
    4.800%, 04/15/13                                   1,000               986
  Codelco (B)
    5.625%, 09/21/35 (L)                               1,195             1,189
    4.750%, 10/15/14                                     960               930
  International Paper
    5.500%, 01/15/14                                     870               855
  Meadwestavaco
    6.850%, 04/01/12                                   1,000             1,063
  Potash of Saskatchewan
    4.875%, 03/01/13                                     650               634
  Westlake Chemical
    8.750%, 07/15/11                                     325               348

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Weyerhaeuser
    6.750%, 03/15/12                            $      4,540      $      4,819
                                                                  ------------
                                                                        11,157
                                                                  ------------
SOVEREIGN -- 3.8%
  AXA
    8.600%, 12/15/30                                   1,000             1,336
  Canadian Government Real Return Inflation
    Index Note (TIPS)
    4.000%, 12/01/31                                   3,806             5,050
  Federal Republic of Brazil (J)
    11.000%, 08/17/40                                 15,490            19,967
  Federal Republic of Brazil (A)
    5.250%, 04/15/12                                   1,682             1,661
  Government of France OATi
    3.000%, 07/25/09                                  25,451            32,047
  Malaysia
    7.500%, 07/15/11                                   1,700             1,902
  Province of Nova Scotia
    5.750%, 02/27/12                                   2,000             2,091
  Province of Ontario
    5.125%, 07/17/12                                   1,000             1,021
  Queensland Treasury, Ser 11G
    6.000%, 06/14/11                                  10,640             8,026
  Republic of Colombia
    11.750%, 02/25/20                                  3,030             4,189
  Republic of Panama
    8.125%, 04/28/34                                   3,825             4,265
  Republic of Peru
    8.750%, 11/21/33                                   3,510             3,949
  Republic of Turkey
    11.875%, 01/15/30                                    150               231
  Republic of Italy
    6.875%, 09/27/23                                     800               954
  Republic of Philippines
    8.000%, 01/15/16                                   2,300             2,403
  Republic of Venezuela
    9.250%, 09/15/27                                   1,350             1,600
  Russian Federation (B) (D) (L)
    5.000%, 03/31/30                                   1,295             1,460
  Russian Federation (D)
    5.000%, 03/31/30                                  22,860            25,807
  United Mexican States
    8.375%, 01/14/11                                   2,610             2,975
    6.625%, 03/03/15                                   9,015             9,871
  United Mexican States MTN
    8.300%, 08/15/31                                   2,760             3,547
  United Mexican States MTN, Ser A
    7.500%, 04/08/33                                  16,900            20,010
    6.750%, 09/27/34                                     542               593
    5.875%, 01/15/14                                     335               347
                                                                  ------------
                                                                       155,302
                                                                  ------------
TELECOMMUNICATION SERVICES -- 1.4%
  AT&T
    9.750%, 11/15/31                                     580               729
    5.100%, 09/15/14                                   2,300             2,247
  Alltel
    7.875%, 07/01/32                                   1,000             1,237
  America Movil
    6.375%, 03/01/35                                   1,515             1,494
  BellSouth
    6.000%, 11/15/34                                     850               849
    4.750%, 11/15/12                                     170               166

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  British Telecommunications PLC
    8.875%, 12/15/30                            $      1,070      $      1,432
    8.375%, 12/15/10                                   2,450             2,789
  Cingular Wireless
    6.500%, 12/15/11                                     775               829
  Deutsche Telekom International Finance
    8.750%, 06/15/30                                   1,000             1,271
    8.500%, 06/15/10                                     925             1,049
  Dominion Resources, Cl A
    8.125%, 06/15/10                                   1,000             1,112
  France Telecom
    7.450%, 03/01/06                                   2,120             2,129
  Intelsat
    6.500%, 11/01/13                                     160               119
  New Cingular Wireless Services
    8.125%, 05/01/12                                   1,595             1,843
    7.350%, 03/01/06                                   2,536             2,547
  New Jersey Bell Telephone
    7.850%, 11/15/29                                   1,135             1,275
  Qwest
    8.875%, 03/15/12                                     350               395
    5.625%, 11/15/08                                     430               426
  SBC Communications
    6.450%, 06/15/34                                     625               650
    6.150%, 09/15/34                                     730               733
    4.125%, 09/15/09                                     425               410
  Sprint Capital
    8.750%, 03/15/32                                   1,850             2,455
    8.375%, 03/15/12                                   2,645             3,065
    7.625%, 01/30/11                                     735               811
    6.125%, 11/15/08                                   1,465             1,507
    6.000%, 01/15/07                                   2,685             2,711
  Sprint Capital (D)
    4.780%, 08/17/06                                   4,450             4,446
  Telecom Italia Capital
    5.250%, 11/15/13                                   2,815             2,762
    5.250%, 10/01/15                                      90                87
    4.950%, 09/30/14                                   1,250             1,194
    4.875%, 10/01/10                                   1,115             1,093
  Telefonica Europe
    7.750%, 09/15/10                                   1,925             2,108
  Telefonos de Mexico
    5.500%, 01/27/15                                     970               957
  Verizon Global Funding
    7.375%, 09/01/12                                   1,610             1,796
    6.875%, 06/15/12                                     850               922
    5.850%, 09/15/35                                     635               612
  Verizon New Jersey, Ser A
    5.875%, 01/17/12                                   1,425             1,438
  Verizon Wireless Capital
    5.375%, 12/15/06                                   1,635             1,640
                                                                  ------------
                                                                        55,335
                                                                  ------------
UTILITIES -- 1.5%
  American Electric Power, Ser C
    5.375%, 03/15/10                                   2,199             2,217
  Arizona Public Services
    8.000%, 12/30/15                                   3,572             3,920
  Cleveland Electric Illumination
    5.650%, 12/15/13                                     500               510
  Cogentrix Energy (B)
    8.750%, 10/15/08                                   7,758             8,586
  Dominion Resources
    5.700%, 09/17/12                                   3,270             3,325
    4.750%, 12/15/10                                   1,460             1,427
    4.125%, 02/15/08                                     810               795

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Dominion Resources, Ser B
    5.950%, 06/15/35                            $        600      $        586
  Duke Energy
    6.250%, 01/15/12                                   1,230             1,296
    5.625%, 11/30/12                                     500               513
  El Paso Electric Company
    6.000%, 05/15/35                                   1,000             1,000
  Empresa Nacional Electric
    8.625%, 08/01/15                                     355               416
  Exelon (J)
    5.625%, 06/15/35                                   2,050             1,932
  FPL Energy American Wind (B)
    6.639%, 06/20/23                                   6,772             7,042
  FirstEnergy, Ser A
    5.500%, 11/15/06                                   2,850             2,860
  FirstEnergy, Ser B
    6.450%, 11/15/11                                     600               636
  FirstEnergy, Ser C
    7.375%, 11/15/31                                   6,370             7,516
  Oncor Electric Delivery
    6.375%, 01/15/15                                     660               700
  PSE&G Power
    8.625%, 04/15/31                                     580               763
  Pacific Gas & Electric
    6.050%, 03/01/34                                   3,767             3,899
  Pepco Holdings
    6.450%, 08/15/12                                     770               810
  Power Contract Financing (B)
    5.200%, 02/01/06                                   1,695             1,695
  Progress Energy
    7.000%, 10/30/31                                     330               366
  Public Service
    7.875%, 10/01/12                                   1,310             1,525
  Sonat
    7.625%, 07/15/11                                   2,850             2,900
  Southern California Edison
    6.000%, 01/15/34                                     800               847
  TXU, Ser R
    6.550%, 11/15/34                                   4,510             4,262
                                                                  ------------
                                                                        62,344
                                                                  ------------
Total Corporate Obligations
  (Cost $1,500,358) ($ Thousands)                                    1,518,614
                                                                  ------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 31.3%

  FHLMC
    7.500%, 11/01/29 to 09/01/32                       4,073             4,273
    7.000%, 12/01/06 to 02/01/32                       5,833             5,992
    6.500%, 12/01/13 to 10/01/31                      10,514            10,803
    6.000%, 03/01/20 to 12/01/33                      17,804            18,111
    5.500%, 12/01/13 to 04/01/34                      24,461            24,578
    5.000%, 10/01/18 to 12/01/35                      68,895            67,505
    4.500%, 01/01/35 to 08/01/35                      15,471            14,554
    4.000%, 04/01/19 to 10/01/33                       3,513             3,205
  FHLMC TBA
    6.000%, 01/01/19 to 02/01/34                     123,899           125,032
    5.500%, 01/17/19 to 01/01/33                      61,100            60,511
    5.000%, 01/15/18 to 02/15/34                       7,379             7,331
    4.500%, 01/12/36                                   2,300             2,163
  FNMA
    9.000%, 07/01/07                                      --                --
    8.000%, 10/01/15                                      35                37
    7.000%, 09/01/26 to 04/01/32                       6,493             6,780
    6.500%, 05/01/17 to 12/01/34                      11,912            12,244
    6.000%, 12/01/13 to 10/01/35                      19,989            20,200

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
    5.500%, 06/01/14 to 02/01/35                $     83,257      $     83,193
    5.000%, 02/01/18 to 09/01/33                      42,287            41,774
    4.950%, 07/01/15                                      95                95
    4.657%, 10/01/35                                  16,437            16,951
    4.516%, 04/01/09                                   1,880             1,856
    4.500%, 07/01/18 to 09/01/35                      24,468            23,427
    4.000%, 08/01/20                                   3,041             2,904
    2.124%, 10/01/35                                   9,869            10,178
    1.178%, 11/01/35                                   6,566             6,723
  FNMA ARM
    4.809%, 11/01/35                                   3,295             3,371
    4.495%, 11/01/35                                   3,294             3,334
    4.065%, 11/01/35                                   3,286             3,316
    3.400%, 11/01/35                                   3,295             3,356
    2.728%, 11/01/35                                   3,297             3,340
  FNMA TBA
    6.500%, 01/01/32                                  38,300            39,281
    6.000%, 01/01/34 to 02/01/35                      56,377            56,876
    5.500%, 01/01/19 to 01/01/35                     208,400           206,324
    5.000%, 01/01/19 to 01/25/36                     223,634           216,986
    4.500%, 01/25/21 to 11/15/35                      16,534            15,568
  GNMA
    8.000%, 11/15/29 to 01/15/31                         353               378
    7.500%, 03/15/29 to 01/15/32                         673               708
    7.000%, 08/15/13                                     241               251
    6.500%, 10/15/23 to 09/15/35                      26,849            28,058
    6.000%, 03/15/14 to 11/15/35                      92,766            95,031
    5.000%, 05/15/33 to 10/15/35                       8,047             7,950
  GNMA (A)
    3.750%, 05/20/34                                   6,347             6,205
  GNMA TBA
    6.500%, 01/01/34                                     700               730
    6.000%, 01/01/34                                   3,200             3,274
    5.000%, 01/01/34                                  14,740            14,542
                                                                  ------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $1,278,449) ($ Thousands)                                    1,279,299
                                                                  ------------

ASSET-BACKED SECURITIES -- 24.8%

AUTOMOTIVE -- 0.8%
  AESOP Funding, Ser 2003-4A,
    Cl A1 (A)
    4.600%, 08/20/07                                   2,100             2,102
  AmeriCredit Automobile
    Receivables Trust,
    Ser 2003-DM, Cl A4
    2.840%, 08/06/10                                   2,828             2,779
  AmeriCredit Automobile
    Receivables Trust,
    Ser 2005-CF, Cl A3
    4.470%, 05/06/10                                   1,389             1,381
  AmeriCredit Automobile
    Receivables Trust,
    Ser 2005-DA, Cl A2
    4.750%, 11/06/08                                   1,151             1,151
  Capital Auto Receivables Asset
    Trust, Ser 2004-1, Cl A3
    2.000%, 11/15/07                                   1,197             1,182
  Capital Auto Receivables Asset
    Trust, Ser 2004-2, Cl A2
    3.350%, 02/15/08                                     694               685
  Chase Manhattan Auto Owner
    Trust, Ser 2003-A, Cl A4
    2.060%, 12/15/09                                   1,146             1,120

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Chase Manhattan Auto Owner
    Trust, Ser 2004-A, Cl A3
    2.080%, 05/15/08                            $      2,773      $      2,742
  Chesapeake Funding, Ser 2003-1,
    Cl A1 (A)
    4.581%, 08/07/08                                   3,206             3,207
  DaimlerChrysler Auto Trust,
    Ser 2004-B, Cl A3
    3.180%, 09/08/08                                   2,212             2,190
  Drive Time Auto Owner Trust,
    Ser 2004-B, Cl A2
    2.586%, 06/15/07                                     795               793
  Ford Credit Auto Owner Trust,
    Ser 2005-A, Cl A3
    3.480%, 11/15/08                                     873               862
  Ford Credit Auto Owner Trust,
    Ser 2005-B, Cl A3
    4.170%, 01/15/09                                   1,498             1,486
  Franklin Auto Trust, Ser 2005-1, Cl
    A2
    4.840%, 09/22/08                                     463               463
  Goldman Sachs Auto Loan Trust,
    Ser 2005-1, Cl A3
    4.450%, 05/17/10                                   1,209             1,200
  Household Automotive Trust,
    Ser 2005-3, Cl A2
    4.700%, 01/20/09                                   1,115             1,114
  Hyundai Auto Receivables Trust,
    Ser 2005-A, Cl A4
    4.180%, 02/15/12                                   1,298             1,271
  Nissan Auto Lease Trust,
    Ser 2005-A, Cl A2
    4.610%, 01/15/08                                   1,018             1,016
  Nissan Auto Receivables Owner
    Trust, Ser 2005-B, Cl A2
    3.750%, 09/17/07                                     761               758
  Triad Auto Receivables Owner
    Trust, Ser 2005-B, Cl A3
    4.280%, 06/14/10                                     809               801
  USAA Auto Owner Trust,
    Ser 2005-3, Cl A2
    4.520%, 06/16/08                                   1,017             1,015
  WFS Financial Owner Trust,
    Ser 2005-3, Cl A4
    4.390%, 05/17/13                                   1,871             1,846
  Wachovia Auto Owner Trust,
    Ser 2005-B, Cl A2
    4.820%, 02/20/09                                   1,665             1,661
                                                                  ------------
                                                                        32,825
                                                                  ------------

CREDIT CARDS -- 0.6%
  Advanta Business Card Master
    Trust, Ser 2005-A4, Cl A4
    4.750%, 01/20/11                                     667               665
  Cabela's Master Credit Card
    Trust, Ser 2005-1A, Cl A1
    4.970%, 10/15/13                                   2,000             2,005
  Capital One Master Trust,
    Ser 2001-3A, Cl A
    5.450%, 03/16/09                                   4,320             4,333
  Capital One Multi-Asset
    Execution Trust, Ser 2005, Cl
    A2
    4.050%, 02/15/11                                   1,701             1,674
  Captial One Multi-Asset
    Execution Trust, Ser 2005-A8,
    Cl A
    4.400%, 08/15/11                                   3,335             3,302

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Citibank Credit Card Issuance
    Trust, Ser 2000-A3, Cl A3
    6.875%, 11/16/09                            $        549      $        569
  Citibank Credit Card Issuance
    Trust, Ser 2003-A3, Cl A3
    3.100%, 03/10/10                                     300               290
  Citibank Credit Card Issuance
    Trust, Ser 2003-A6, Cl A6
    2.900%, 05/17/10                                   5,000             4,787
  Citibank Credit Card Issuance
    Trust, Ser 2004-A1, Cl A1
    2.550%, 01/20/09                                   2,154             2,104
  Citibank Credit Card Issuance
    Trust, Ser 2005-B1, Cl B1
    4.400%, 09/15/10                                   1,071             1,055
  MBNA Credit Card Master Note
    Trust, Ser 2005-A1, Cl A1
    4.200%, 09/15/10                                   3,683             3,638
                                                                  ------------
                                                                        24,422
                                                                  ------------

MORTGAGE RELATED SECURITIES -- 22.7%
  ABS Home Equity Loan Trust,
    Ser 2001-HE3, Cl A1 (A)
    4.639%, 11/15/31                                   1,304             1,304
  AFC Home Equity Loan Trust,
    Ser 1998-1, Cl 1A2 (A)
    4.649%, 04/25/28                                     206               207
  AFC Home Equity Loan Trust,
    Ser 2000-1, Cl 2A (A)
    4.619%, 03/25/30                                   8,276             8,284
  Ace Securities, Ser 2005-HE7, Cl A1B2
    4.679%, 11/25/35                                   2,180             2,180
  Adjustable Rate Mortgage NIM
    Trust, Ser 2005-4, Cl A
    5.500%, 12/27/35                                   1,742             1,717
  American Business Financial
    Services, Ser 2002-1, Cl A5 (D)
    6.510%, 12/15/32                                   2,600             2,634
  American Home Mortgage Investment Trust,
    Ser 2004-1, Cl 4A (A)
    3.280%, 04/25/44                                     984               965
  American Home Mortgage Investment Trust,
    Ser 2004-4, Cl 4A
    4.390%, 02/25/45                                   4,117             4,017
  Ameriquest Mortgage Securities,
    Ser 2004-R12, Cl A3 (A)
    4.659%, 01/25/35                                   1,027             1,029
  Asset Backed Securities Home
    Equity Loan, Ser 2003-HE4, Cl M2
    6.369%, 08/15/33                                   1,100             1,113
  Asset Securitization, Ser 1996-D2,
    Cl A1
    6.920%, 02/14/29                                   3,735             3,747
  Atlantic City Electric Transition
    Funding, Ser 2003-1 Cl A1
    2.890%, 07/20/11                                     284               274
  Banc of America Commercial
    Mortgage, Ser 2005-3, Cl A4
    4.668%, 07/10/43                                  11,300            10,889

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Banc of America Commercial
    Mortgage, Ser 2005-6, Cl AM
    5.182%, 09/10/47                           $       1,574       $     1,577
  Banc of America Funding,
    Ser 2005-B, Cl 2A1 (A)
    5.137%, 04/20/35                                   8,244             8,191
  Bank of America Mortgage
    Securities, Ser 2003-1, Cl 2A4
    5.000%, 02/25/18                                   7,346             7,224
  Bear Stearns Asset Backed
    Securities, Ser 2003-1, Cl A1 (A)
    4.879%, 11/25/42                                   6,231             6,245
  Bear Stearns Asset Backed
    Securities, Ser 2005-FR1, Cl A1
    5.000%, 06/25/35                                   1,302             1,300
  Bear Stearns Asset-Backed Securities,
    Ser 2000-2, Cl M2 (D)
    8.280%, 08/25/30                                   8,000             8,299
  Bear Stearns Asset-Backed
    Securities, Ser 2001-A, Cl AI4 (D)
    6.820%, 02/15/31                                     270               270
  Bear Stearns Commercial Mortgage Securities,
    Ser 2005-PW10, Cl AAB
    5.382%, 12/11/40                                   1,647             1,667
  Bear Stearns Commercial
    Mortgage Securities,
    Ser 2005-PWR8, Cl AAB
    4.581%, 06/11/41                                   2,511             2,428
  Blue Heron Funding, Ser 9A,
    Cl A1 (A) (I) (K)
    4.409%, 02/22/06                                  14,052            14,052
  CCN Independence IV (A) (I) (K)
    4.439%, 07/17/06                                   4,918             4,918
  CDC Mortgage Capital Trust,
    Ser 2003-HE2, Cl A (A)
    4.729%, 10/25/33                                     298               298
  CSFB, Ser 1998-C2, Cl A2
    6.300%, 11/11/30                                  11,600            11,965
  CSFB, Ser 2001-MH29, Cl A (D)
    5.600%, 09/25/31                                   1,900             1,833
  CSFB, Ser 2002-CKS4, Cl A2
    5.183%, 11/15/36                                   1,876             1,882
  CSFB, Ser 2003-CPN1, Cl A2
    4.597%, 03/15/35                                     456               444
  CSFB, Ses 2005-C6, Cl B
    5.230%, 11/15/15                                     825               811
  Carrington Mortgage Loan Trust,
    Ser 2005-NC3, Cl A1B (A)
    4.539%, 06/25/35                                   1,641             1,641
  Carrington Mortgage Loan Trust,
    Ser 2005-OPT2, Cl A1B (A)
    4.529%, 05/25/35                                   1,086             1,086
  Chase Commercial Mortgage
    Securities, Ser 2000-3, Cl A2
    7.319%, 10/15/32                                   2,575             2,792
  Chase Funding Mortgage Loan, Ser
    2002-1, Cl 2A2 (A)
    4.629%, 03/25/32                                   3,483             3,490
  Chase Manhattan Commercial
    Mortgage Trust, Ser 99-C2,
    Cl A2 (A)
    7.546%, 11/17/32                                   5,610             6,039
  Cheyne High Grade, Ser 2004-1A,
    Cl (A) (I) (K)
    4.330%, 11/10/06                                   7,026             7,026

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Citigroup Mortgage Loan Trust, Ser
    2005-HE4, Cl A2C (D)
    4.490%, 10/25/35                            $      4,800      $      4,800
  Citigroup/Deutsche Bank
    Commercial Mortgage,
    Ser 2005-CD1, Cl A3
    5.225%, 09/15/20                                   1,186             1,193
  Commercial Mortgage
    Pass-Through Certificate,
    Ser 1999-1, Cl E (A)
    7.090%, 05/15/32                                     830               871
  Commercial Mortgage
    Pass-Through Certificate,
    Ser 2000-C1, Cl C
    7.706%, 08/15/33                                     391               428
  Commodore, Ser 2003-2A, Cl
    A1MM (A) (I) (K)
    4.560%, 12/12/38                                   6,464             6,464
  Conseco Finance Home Loan
    Trust, Ser 2000-E, Cl M1
    8.130%, 08/15/31                                   2,584             2,702
  Conseco Finance Securitization,
    Ser 2000-4, Cl A5
    7.970%, 05/01/32                                   4,175             3,301
  Conseco Finance Securitization,
    Ser 2000-4, Cl A6
    8.310%, 05/01/32                                   1,500             1,214
  Conseco Finance, Ser 2001-A,
    Cl IIB1
    10.300%, 03/15/32                                  3,975             4,080
  Conseco Finance, Ser 2001-D,
    Cl A5 (D)
    6.190%, 11/15/32                                   3,833             3,902
  Contimortgage Home Equity Loan Trust,
    Ser 1997-1, Cl A9
    7.050%, 03/15/28                                     184               186
  Contimortgage Home Equity Loan Trust,
    Ser 1997-2, Cl A9
    7.090%, 04/15/28                                     238               238
  Countrywide Alternative Loan Trust,
    Ser 2004-27CB, Cl A1
    6.000%, 12/25/34                                     250               251
  Countrywide Alternative Loan Trust,
    Ser 2004-J1, Cl 1A1
    6.000%, 02/25/34                                   1,881             1,885
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 2A1 (A)
    4.676%, 08/25/35                                  11,948            11,948
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 3A2 (A)
    4.426%, 08/25/35                                   3,290             3,301
  Countrywide Alternative Loan Trust,
    Ser 2005-56, Cl 4A1 (A)
    4.689%, 11/25/35                                  16,386            16,383
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 1A1 (A)
    4.700%, 11/20/35                                  18,436            18,458
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 2X
    1.524%, 11/20/35                                  31,872             1,275
  Countrywide Alternative Loan Trust,
    Ser 2005-J4, Cl 2A1B (D)
    4.499%, 07/25/35                                   1,067             1,066
  Countrywide Asset-Backed Certificates,
    Ser 2003-C2, Cl 2A1 (A)
    4.679%, 06/25/33                                     558               559

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Countrywide Asset-Backed
    Certificates, Ser 2004-14,
    Cl A4 (A)
    4.659%, 06/25/35                            $      5,615      $      5,633
  Countrywide Asset-Backed
    Certificates, Ser 2004-3N,
    Cl NOTE (A)
    4.579%, 05/25/09                                   1,091             1,091
  Countrywide Asset-Backed
    Certificates, Ser 2005-12,
    Cl 1A1 (A)
    4.529%, 02/25/36                                   1,069             1,069
  Countrywide Asset-Backed
    Certificates, Ser 2005-15,
    Cl 1AF1 (A)
    4.451%, 04/25/36                                   8,000             8,002
  Countrywide Asset-Backed
    Certificates, Ser 2005-17,
    Cl 1AF2
    5.363%, 05/25/36                                     659               659
  Countrywide Asset-Backed
    Certificates, Ser 2005-BC4,
    Cl 2A1 (A)
    4.499%, 08/25/35                                     884               884
  Countrywide Asset-Backed
    Certificates, Ser2003-2, Cl M2 (A)
    6.029%, 03/26/33                                   1,200             1,210
  Countrywide Home Equity Loan
    Trust, Ser 2001-A, Cl A (A)
    4.609%, 04/15/27                                   3,540             3,540
  Countrywide Home Equity Loan
    Trust, Ser 2004-K, Cl A2 (A)
    4.669%, 02/15/34                                   5,785             5,796
  Countrywide Home Equity Loan
    Trust, Ser 2005-F, Cl 2A (A)
    4.609%, 12/15/35                                  15,737            15,737
  Countrywide Home Equity Loan
    Trust, Ser 2005-H, Cl 2A (A)
    4.609%, 12/15/35                                  15,689            15,689
  Countrywide Home Loans,
    Ser 2005-HY10, Cl 1A1
    5.290%, 02/20/36                                   3,770             3,770
  Countrywide Home Loans,
    Ser 2005-HYB9, Cl 1A1
    5.150%, 11/20/35                                   2,300             2,296
  Countrywide Home Loans,
    Ser 2005-HYB9, Cl 1A2
    5.150%, 11/20/35                                     500               498
  Countrywide Home Loans,
    Ser 2005-R3, Cl AF (A)
    4.779%, 09/25/35                                  10,504            10,506
  Credit Suisse First Boston Mortgage
    Securities, Ser 2003-AR24, Cl 2A4 (A)
    4.040%, 10/25/33                                  12,000            11,962
  Criimi Mae Commercial Mortgage,
    Ser 1998-C1, Cl A2
    7.000%, 06/02/33                                  13,612            13,833
  DLJ Commercial Mortgage,
    Ser 1999-CG1, Cl A1B
    6.460%, 03/10/32                                   5,030             5,235
  DSLA Mortgage Loan Trust,
    Ser 2004-AR2, Cl A2B (A)
    4.770%, 11/19/44                                  11,235            11,237
  DSLA Mortgage Loan Trust,
    Ser 2004-AR3, Cl B2 (A)
    5.470%, 07/19/44                                   1,147             1,142

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Detroit Edison Securitization
    Funding, Ser 2001-1, Cl A3
    5.875%, 03/01/10                            $        869      $        878
  Duke Funding, Ser 2004-6B, Cl
    A1S1 (A) (I) (K)
    4.185%, 10/10/06                                  10,539            10,539
  EMC Mortgage Loan Trust,
    Ser 2002-AA, Cl A1 (A)
    4.849%, 05/25/39                                   3,347             3,365
  EQCC Trust, Ser 2002-1, Cl 2A (A)
    4.679%, 11/25/31                                     946               947
  Equivantage Home Equity Loan
    Trust, Ser 1997-2, Cl A3 (D)
    7.780%, 07/25/28                                     407               406
  FFCA Secured Lending,
    Ser 1999-1A, IO (A)
    1.540%, 09/18/25                                  13,514               535
  First Franklin Mortgage Loan
    Asset, Ser 2004-FF11, Cl 1A2 (A)
    4.729%, 01/25/35                                   2,206             2,208
  First Franklin Mortgage Loan
    Asset, Ser 2005-FF10, Cl A4 (A)
    4.699%, 11/25/35                                   8,400             8,400
  First Franklin Mortgage Loan
    Asset, Ser 2005-FF3, Cl A1 (D)
    4.459%, 04/25/35                                   3,374             3,375
  First Franklin Mortgage Loan
    Asset, Ser 2005-FF9, Cl A3 (A)
    4.659%, 10/25/35                                   9,500             9,500
  First Horizon, Ser 2004-HE2, Cl A (A)
    4.599%, 02/25/34                                   5,238             5,241
  First Union National Bank,
    Ser 2001-C3, Cl A3
    6.423%, 08/15/33                                   6,676             7,070
  First Union National Bank,
    Ser 2001-C4, Cl B
    6.417%, 12/12/33                                     809               861
  Fleet Home Equity Trust,
    Ser 2001-1, Cl A (A)
    4.580%, 05/20/31                                     398               398
  Fund America Investors,
    Ser 1993-A, Cl A2 (A)
    6.030%, 06/25/23                                     457               456
  GE Capital Commercial Mortgage,
    Ser 2002-1A, Cl A3
    6.269%, 12/10/35                                   5,610             5,942
  GE Capital Commercial Mortgage,
    Ser 2002-2A, Cl A3
    5.349%, 08/11/36                                   1,596             1,617
  GE Capital Commercial Mortgage,
    Ser 2005-C3, Cl A2
    4.853%, 07/10/45                                   1,235             1,226
  GE Capital Mortgage Services,
    Ser 1997-HE3, Cl A6
    6.720%, 10/25/27                                     646               644
  GMAC Commercial Mortgage
    Securities, Ser 1998-C1, Cl A2
    6.700%, 05/15/30                                   9,982            10,285
  GMAC Commercial Mortgage
    Securities, Ser 1999-C2, Cl A2
    6.945%, 09/15/33                                     100               105
  GMAC Commercial Mortgage
    Securities, Ser 2002-C2, Cl A3
    5.713%, 10/15/38                                     533               550

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  GMAC Commercial Mortgage
    Securities, Ser 2004-C1, Cl A1
    3.118%, 03/10/38                            $        770      $        747
  GMAC Commercial Mortgage
    Securities, Ser 2004-C2, Cl A1
    3.896%, 08/10/38                                     252               247
  GMAC Commercial Mortgage
    Securities, Ser2003-C3, Cl A4
    5.023%, 04/10/40                                   1,511             1,498
  GMAC Mortgage Loan Trust,
    Ser 2004-HE2, Cl A2
    2.880%, 10/25/33                                   3,712             3,655
  GS Mortgage Securities,
    Ser 1998-GLII, Cl A2
    6.562%, 04/13/31                                   3,295             3,395
  GSAA Home Equity Trust,
    Ser 2005-2, Cl 2A1 (A)
    4.519%, 12/25/34                                   1,929             1,929
  GSAMP Trust, Ser 2003-SEA, Cl A1 (A)
    4.779%, 02/25/33                                   6,487             6,515
  GSR Mortgage Loan Trust,
    Ser 2003-13, Cl 1A1 (A)
    4.507%, 10/25/33                                   9,034             8,738
  Green Tree Financial, Ser
    1993-4, Cl A5
    7.050%, 01/15/19                                     713               730
  Green Tree Financial, Ser
    1996-5, Cl A6
    7.750%, 07/15/27                                   1,926             2,026
  Green Tree Financial, Ser
    1998-6, Cl A6
    6.270%, 06/01/30                                     555               558
  Greenwich Capital Commercial
    Funding, Ser 2005-GG3,
    Cl AAB (A)
    4.619%, 08/10/42                                   6,305             6,146
  Greenwich Capital Commercial
    Funding, Ser 2005-GG5, Cl AAB
    5.190%, 04/10/37                                   1,696             1,700
  HSI Asset Securitization Trust,
    Ser 2005-I1, Cl 2A3 (A)
    4.669%, 01/25/36                                   8,000             8,000
  HSI Asset Securitization Trust,
    Ser 2005-NC1, Cl 2A4 (A)
    4.699%, 07/25/35                                   2,490             2,491
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO (A)
    1.360%, 03/19/35                                  38,418               996
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (A)
    0.683%, 11/19/35                                  47,445             1,468
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2B, IO (A)
    1.241%, 10/19/35                                  40,000             1,150
  Harwood Street Funding II, Ser
    2005-1A, Cl NOTE (A) (I) (K)
    4.429%, 06/25/06                                  14,052            14,052
  Heller Financial Commercial
    Mortgage, Ser 1999-PH1, Cl C (A)
    6.880%, 05/15/31                                     250               264
  Home Equity Asset Trust,
    Ser 2004-1, Cl M2
    5.579%, 06/25/34                                     600               605

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Home Equity Asset Trust,
    Ser 2005-1N, Cl A
    4.750%, 06/27/35                              $      473        $      468
  Home Equity Asset Trust,
    Ser 2005-5N, Cl A
    5.500%, 12/27/35                                   1,400             1,385
  Household Home Equity Loan Trust,
    Ser 2002-3, Cl A (A)
    4.820%, 07/20/32                                   1,174             1,174
  IMPAC CMB Trust, Ser 2003-12,
    Cl A1
    4.759%, 12/25/33                                   5,280             5,282
  Illinois Power Special Purpose Trust,
    Ser 1198-1, Cl A6
    5.540%, 06/25/09                                     984               989
  Indymac INDA Mortgage Loan
    Trust, Ser 2005-AR2, Cl 1A1
    4.950%, 01/25/36                                     875               874
  Indymac INDX Mortgage Loan
    Trust, Ser 2004-AR12, Cl AX2, IO (F)
    0.931%, 12/25/34                                  32,197               895
  JP Morgan Chase Commercial
    Mortgage, Ser 1997-C5, Cl X, IO (A)
    1.491%, 09/15/29                                      85                 3
  JP Morgan Chase Commercial
    Mortgage, Ser 2001-CIB2, Cl A3
    6.429%, 04/15/35                                   5,170             5,474
  JP Morgan Chase Commercial
    Mortgage, Ser 2005-CB12, Cl A4
    4.895%, 09/12/37                                     680               666
  JP Morgan Chase Commercial
    Mortgage, Ser 2005-LCP5, Cl A4
    5.179%, 12/15/44                                     986               993
  JP Morgan Chase Commercial
    Mortgage, Ser 2005-LDP4, Cl A4 (A)
    4.918%, 10/15/42                                   3,700             3,629
  JP Morgan Chase Commercial
    Mortgage, Ser 2005-LDP5, Cl B
    5.334%, 12/15/44                                     459               461
  JP Morgan Mortgage Aquisition,
    Ser 2005-OPT2, Cl A3
    4.610%, 12/25/35                                   1,636             1,636
  JP Morgan Mortgage Trust,
    Ser 2005-A3, Cl 11A2
    4.514%, 06/25/35                                  12,385            11,894
  LB Commercial Conduit Mortgage,
    Ser 1999-C2, Cl A1
    7.105%, 10/15/32                                     426               431
  LB-UBS Commercial Mortgage
    Trust, Ser 1999-C2, Cl B
    7.425%, 10/15/32                                     378               408
  LB-UBS Commercial Mortgage
    Trust, Ser 2003-C7, Cl A4 (A)
    4.931%, 09/15/35                                     880               870
  LB-UBS Commercial Mortgage
    Trust, Ser 2005-C2, Cl A1
    4.590%, 04/15/30                                     763               757
  Lehman Brothers Commercial
    Mortgage, Ser 1998-C2, Cl A2
    6.560%, 11/18/35                                   3,253             3,343
  Lehman XS Trust, Ser 2005-5N,
    Cl 1A1 (A)
    4.679%, 11/25/35                                  16,289            16,299
  Lehman XS Trust, Ser 2005-5N,
    Class 3A3A (A)
    4.569%, 11/25/35                                   4,745             4,743

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Long Beach Asset Holdings,
    Ser 2005-WL1, Cl N1
    5.193%, 06/25/45                              $    1,532        $    1,531
  MLCC Mortgage Investors,
    Ser 2004-B, Cl A3 (A)
    5.520%, 05/25/29                                   3,901             3,966
  Master Asset Backed Securities
    Trust, Ser 2004-FRE1, Cl A2
    4.719%, 07/25/34                                   1,278             1,281
  Master Asset Backed Securities
    Trust, Ser 2004-OPT2, Cl A2
    4.729%, 09/25/34                                     368               369
  Master Asset Backed Securities
    Trust, Ser 2005-AB1, Cl A1B
    5.143%, 11/25/35                                   1,576             1,572
  Master Reperforming Loan Trust,
    Ser 2005-1, Cl 1A1
    6.000%, 08/25/34                                   6,947             7,000
  Master Seasoned Securities
    Trust, Ser 2004-2, Cl A2
    6.500%, 08/25/32                                   7,445             7,580
  Merrill Lynch Mortgage
    Investors, Ser 1996-C2, Cl A3
    6.960%, 11/21/28                                   1,356             1,363
  Merrill Lynch Mortgage
    Investors, Ser 2004-A1, Cl 4A (A)
    5.348%, 02/25/34                                   9,661             9,530
  Merrill Lynch Mortgage
    Investors, Ser 2005-SD1, Cl A1 (A)
    4.559%, 05/25/46                                   1,478             1,479
  Merrill Lynch Mortgage Trust,
    Ser 2003-KEY1, Cl A3
    4.893%, 11/12/35                                     502               497
  Merrill Lynch Mortgage Trust,
    Ser 2005-CKI1, Cl A6
    5.245%, 11/12/37                                     870               882
  Merrill Lynch Mortgage Trust,
    Ser 2005-CKI1, Cl ASB
    5.245%, 11/12/37                                   1,721             1,737
  Merrill Lynch Mortgage Trust,
    Ser 2005-LC1, Cl AM
    5.264%, 01/12/44                                   1,311             1,322
  Merrill Lynch Mortgage Trust,
    Ser 2005-MCP1, Cl A4 (A)
    4.747%, 06/12/43                                   3,780             3,664
  Mid-State Trust, Ser 11, Cl A1
    4.864%, 07/15/38                                   6,474             6,181
  Money Store SBA Loan Trust,
    Ser 1999-1, Cl A (A)
    5.050%, 07/15/25                                     588               584
  Morgan Stanley Capital I,
    Ser 2003-NC8, Cl M3 (A)
    6.479%, 09/25/33                                     600               614
  Morgan Stanley Capital I,
    Ser 2004-HQ4, Cl A2
    3.920%, 04/14/40                                   1,227             1,200
  Morgan Stanley Capital I,
    Ser 2004-WMC2, Cl A2 (A)
    4.739%, 07/25/34                                   1,680             1,680
  Morgan Stanley Capital I,
    Ser 2005-HE2, Cl A3B (A)
    4.599%, 01/25/35                                   3,282             3,282
  Morgan Stanley Capital I,
    Ser 2005-HQ6, Cl A4A
    4.989%, 08/13/42                                   5,600             5,523

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Morgan Stanley Dean Witter
    Capital I, Ser 2003-NC4, Cl M2 (A)
    6.379%, 04/25/33                            $        780      $        789
  Morgan Stanley Dean Witter
    Capital I, Ser 2005-IQ10, Cl AAB
    5.178%, 09/15/42                                   1,698             1,701
  Morgan Stanley Dean Witter Capital,
    Ser 2000-LIFE, Cl A2
    7.570%, 11/15/36                                   3,500             3,788
  Morgan Stanley, Ser 2003-NC8,
    Cl A2 (A)
    4.739%, 09/25/33                                   1,116             1,117
  Mortgage Capital Funding,
    Ser 1998-MC2, Cl A2
    6.423%, 06/18/30                                   5,276             5,413
  Nomura Asset Securities,
    Ser 1996-MD5, Cl A1B
    7.120%, 04/13/39                                   6,100             6,128
  Northstar Education Finance,
    Ser 2005-1, Cl A5
    4.740%, 01/01/43                                   1,155             1,149
  Novastar Home Equity Loan,
    Ser 1998-2, Cl A2 (A)
    4.614%, 08/25/28                                     557               557
  Novastar Home Equity Loan,
    Ser 2005-2, Cl A2B
    4.529%, 10/25/35                                   1,086             1,086
  Oncor Electric Delivery Transition
    Bond, Ser 2003-1, Cl A2
    4.030%, 02/15/12                                   5,000             4,897
  Option One Mortgage Loan Trust,
    Ser 2001-4, Cl A (A)
    4.979%, 01/25/32                                   1,586             1,586
  Option One Mortgage Securities,
    Ser 2005-3A, Cl N1
    5.438%, 08/26/35                                   1,821             1,809
  Orchid Structured Finance, Ser
    2003-1A, Cl A1MM (A) (I) (K)
    4.518%, 05/18/06                                  11,519            11,519
  PG&E Energy Recovery Funding,
    Ser 2005-2, Cl A1
    4.850%, 06/25/11                                   2,569             2,570
  Park Place Securities NIM Trust,
    Ser MM1, Cl AM4 (A) (I) (K)
    4.419%, 05/25/06                                  12,529            12,529
  Peco, Ser 2001-A, Cl A1
    6.520%, 12/31/10                                   2,671             2,842
  RMAC, Ser 2004-NS3A, Cl A1
    (A) (I) (K)
    4.360%, 09/12/06                                   3,426             3,426
  Residential Asset Mortgage Products,
    Ser 2003-RS3, Cl AII (A)
    4.739%, 04/25/33                                     526               528
  Residential Asset Mortgage
    Products, Ser 2004-SL1, Cl A8
    6.500%, 11/25/31                                   4,678             4,757
  Residential Asset Mortgage,
    Ser 2003-RS2, Cl AII (A)
    4.719%, 03/25/33                                     385               386
  Residential Asset Securities,
    Ser 2002-KS7, Cl A2 (A)
    4.749%, 11/25/32                                   3,217             3,222
  Residential Asset Securitization
    Trust, Ser 2004-IP2, Cl 2A1 (A)
    5.240%, 12/25/34                                   7,012             7,004

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Residential Funding Mortgage
    Securities, Ser 2000-HI1, Cl AI7
    8.290%, 02/25/25                            $      6,332      $      6,364
  Residential Funding Mortgage
    Securities, Ser 2005-HS1,
    Cl AI1 (A)
    4.499%, 09/25/35                                  14,769            14,780
  SB Finance NIM Trust,
    Ser 2005-HE3, Cl 2N1
    5.000%, 06/25/35                                   3,773             3,743
  SB Finance NIM Trust,
    Ser 2005-HE3, Cl N1
    4.750%, 09/25/35                                   4,322             4,280
  Saco I Trust, Ser 2005-9, Cl A1 (A)
    4.629%, 12/25/35                                   2,800             2,800
  Saco I Trust, Ser 2005-WM3, Cl A1 (A)
    4.639%, 09/25/35                                   6,709             6,709
  Salomon Brothers Mortgage
    Securities VII, Ser 2001-C2, Cl A3
    6.499%, 10/13/11                                   5,750             6,125
  Sasco Net Interest Margin Trust,
    Ser 2005-A6A, Cl A
    5.500%, 07/27/35                                   1,714             1,707
  Sasco Net Interest Margin Trust,
    Ser 2005-WF3A, Cl A
    4.750%, 07/27/35                                   1,180             1,176
  Saturn Ventures II (A) (I) (K)
    4.391%, 02/07/06                                  14,052            14,052
  Securitized Asset Backed
    Receivables LLC, Ser 2005-FR4, Cl A3
    4.579%, 01/25/36                                   7,276             7,277
  Sharps SP I LLC Net Interest
    Margin Trust, Ser 2005-HE5N,
    Cl A1
    5.800%, 08/25/35                                   1,338             1,335
  Sharps SP I LLC Net Interest
    Margin Trust, Ser 2005-WF1N,
    Cl NA
    6.150%, 05/25/35                                   1,493             1,485
  Soundview Home Equity Loan
    Trust, Ser 2005-OPT4, Cl M8 (A)
    6.879%, 12/25/35                                     500               426
  Specialty Underwriting & Residential
    Finance, Ser 2005-BC1, Cl A1B
    4.609%, 12/25/35                                   1,780             1,781
  Specialty Underwriting & Residential
    Finance, Ser 2005-BC4, Cl A2A
    4.480%, 09/25/36                                   1,815             1,815
  Start, Ser 2003-1, Cl X
    1.620%, 01/21/10                                   7,382             7,368
  Start, Ser 2003-2, Cl X (A)
    4.600%, 01/21/09                                   9,510             9,507
  Structured Adjustable Rate
    Mortgage Loan, Ser 2005-19XS,
    Cl 1A
    4.699%, 10/25/35                                   6,174             6,172
  Structured Asset Investment
    Loan Trust, Ser 2003-BC4, Cl M2 (A)
    6.379%, 06/25/33                                     300               302
  Structured Asset Investment
    Loan Trust, Ser 2005-11, Cl A4 (A)
    4.469%, 01/25/36                                   1,769             1,769

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Structured Asset Investment
    Loan Trust, Ser 2005-11, Cl A6 (A)
    4.609%, 01/25/36                            $      1,434      $      1,434
  Structured Asset Investment
    Loan Trust, Ser 2005-5, Cl A2 (A)
    4.469%, 06/25/35                                     602               603
  Structured Asset Securities, Ser
    2004-19XS, Cl A2
    4.370%, 10/25/34                                   2,000             1,984
  TIAA Real Estate, Ser 2003 1A,
    Cl A1 (A) (I) (K)
    4.410%, 09/28/06                                   9,073             9,073
  Terwin Mortgage Trust,
    Ser 2005-9HGS, Cl A1 (A)
    4.000%, 08/25/35                                  10,277            10,145
  Thornburg Mortgage Securities
    Trust, Ser 2005-3, Cl 2A1 (A)
    4.619%, 10/25/35                                  15,758            15,732
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2003-C6,
    Cl A3
    4.957%, 08/15/35                                     737               731
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2003-C8,
    Cl A3
    4.445%, 11/15/35                                     839               816
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C17,
    Cl A4 (A)
    5.083%, 03/15/42                                   1,893             1,878
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C18,
    Cl APB
    4.807%, 04/15/42                                   1,089             1,068
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C19,
    Cl APB
    4.621%, 05/15/44                                   1,413             1,368
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C21,
    Cl A4
    5.190%, 10/15/44                                   2,800             2,823
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C22,
    Cl A3
    5.190%, 12/15/44                                   1,234             1,240
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C22,
    Cl AM
    5.195%, 12/15/44                                     823               827
  Washington Mutual Asset
    Securities, Ser 2005-C1A, Cl AJ
    5.190%, 05/25/36                                   1,358             1,350
  Washington Mutual Mortgage,
    Ser 2003-MS1, Cl 1A
    5.000%, 02/25/18                                   3,083             3,026
  Washington Mutual Mortgage,
    Ser 2003-MS2, Cl 3A1
    5.000%, 03/25/18                                   8,616             8,476
  Washington Mutual,
    Ser 2005-AR13, Cl A1A1
    4.669%, 10/25/45                                  13,232            13,206
  Washington Mutual,
    Ser 2005-AR15, Cl A1A2
    4.659%, 11/25/45                                  16,024            15,986

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Washington Mutual,
    Ser 2005-AR16, Cl 1A4A (A)
    5.130%, 12/25/35                            $     12,955      $     12,860
  Washington Mutual, Ser
    2005-Ar19, Cl A1A2
    4.660%, 12/25/45                                  20,200            20,200
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl M8B (A)
    5.000%, 03/25/33                                     590               541
  Wells Fargo, Ser 2004-H, Cl A-1 (A)
    4.528%, 06/25/34                                   9,620             9,385
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMD (A) (I) (K)
    4.511%, 06/15/06                                   3,513             3,513
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME (A) (I) (K)
    4.511%, 09/15/06                                   2,108             2,108
                                                                  ------------
                                                                       925,250
                                                                  ------------

OTHER ASSET-BACKED SECURITIES -- 0.7%
  Brazos Higher Education
    Authority, Ser 2005-4, Cl A5
    4.910%, 12/01/40                                   1,344             1,344
  Comed Transitional Funding
    Trust, Ser 1998-1, Cl A7
    5.740%, 12/25/10                                     339               346
  Comed Transitional Funding
    Trust, Ser 2005-1, Cl A6
    5.630%, 06/25/09                                   1,975             1,988
  Embarcadero Aircraft, Ser
    2000-A, Cl A1 (A)
    4.849%, 08/15/25                                   7,500             5,109
  Encore Credit Receivables
    Trust, Ser 2005-3, Cl 2A1 (A)
    4.499%, 10/25/35                                   1,083             1,083
  MSDWCC Heloc Trust,
    Ser 2005-1, Cl A
    4.569%, 07/25/17                                   1,798             1,799
  Massachusetts RRB Special
    Purpose Trust, Ser 2005-1, Cl A2
    3.780%, 09/15/10                                   1,400             1,376
  PG&E Energy Recovery Funding,
    Ser 2005-1, Cl A2
    3.870%, 06/25/11                                     431               423
  Peco Energy Transition Trust,
    Ser 1999-A, Cl A6
    6.050%, 03/01/09                                   2,078             2,095
  SLM Student Loan Trust,
    Ser 2003-11, Cl A5
    2.990%, 12/15/22                                   2,966             2,908
  SLM Student Loan Trust,
    Ser 2004-1, Cl A2 (A)
    4.340%, 07/25/18                                   1,359             1,364
  SLM Student Loan Trust,
    Ser 2005-7, Cl A3
    4.410%, 07/25/25                                   1,219             1,209
  SLM Student Loan Trust,
    Ser 2005-8, Cl A4
    4.250%, 01/25/28                                   3,279             3,234
  Stingray Pass-Through Trust (B)
    5.902%, 01/12/15                                   4,500             4,450
                                                                  ------------
                                                                        28,728
                                                                  ------------
Total Asset-Backed Securities
  (Cost $1,025,366) ($ Thousands)                                    1,011,225
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 21.7%

  U.S. Treasury Bonds
   10.375%, 11/15/12                            $      7,950      $      8,786
   8.875%, 08/15/17                                    2,780             3,863
   6.250%, 08/15/23 to 05/15/30                       70,051            86,158
   6.125%, 11/15/27 to 08/15/29                       13,420            16,246
   6.000%, 02/15/26                                    5,722             6,747
   5.375%, 02/15/31                                   18,293            20,548
  U.S. Treasury Bonds (E)
   3.875%, 04/15/29                                    5,307             7,161
   3.625%, 04/15/28                                   12,401            15,997
   2.375%, 01/15/25                                   28,392            29,841
  U.S. Treasury Notes
   5.000%, 08/15/11                                   97,916           101,064
   4.500%, 11/15/10 to 11/15/15                       74,651            75,115
   4.375%, 12/15/10                                   22,691            22,709
   4.255%, 01/12/06                                   15,500            15,481
   4.250%, 10/31/07 to 08/15/15                      100,900           100,040
   4.125%, 08/15/08 to 05/15/15                       31,786            31,307
   4.000%, 09/30/07 to 04/15/10                       24,488            24,206
   3.875%, 05/15/10 to 02/15/13                       17,660            17,211
   3.814%, 02/23/06                                   14,000            13,924
   3.770%, 02/09/06                                   34,000            33,862
   3.750%, 05/15/08                                    6,070             5,984
   3.500%, 11/15/09 to 02/15/10                       38,689            37,489
   3.375%, 10/15/09                                   40,446            39,057
   3.125%, 09/15/08 to 10/15/08                        4,490             4,344
   2.625%, 05/15/08                                   30,000            28,819
  U.S. Treasury Notes (E)
   4.250%, 01/15/10                                    2,593             2,810
   3.375%, 01/15/07 to 01/15/12                        2,573             2,615
   2.000%, 07/15/14                                   14,624            14,542
   1.875%, 07/15/13 to 07/15/15                       37,126            36,534
   1.625%, 01/15/15                                   12,450            11,995
   0.875%, 04/15/10                                    8,800             8,366
  U.S. Treasury STRIPS (H)
   5.132%, 11/15/21                                   43,310            20,753
   4.257%, 08/15/09                                   47,237            40,395
                                                                  ------------
Total U.S. Treasury Obligations
  (Cost $871,849) ($ Thousands)                                        883,969
                                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.3%

  FHLB
   3.625%, 01/15/08 to 11/14/08                        7,040             6,894
  FHLB CMO, Ser 2015, Cl A
   5.065%, 10/20/15                                    7,867             7,866
  FHLMC
   6.625%, 09/15/09 (J)                               22,882            24,312
   5.625%, 11/23/35                                    6,790             6,861
   4.875%, 11/15/13 (J)                                3,500             3,517
   4.625%, 05/28/13                                    3,750             3,595
   4.368%, 09/27/06                                      750               724
   4.250%, 04/05/07                                   10,019             9,956
   4.210%, 02/06/06                                   19,000            18,925
   4.125%, 04/02/07 to 07/12/10 (J)                    8,479             8,285
   4.000%, 08/17/07                                   14,025            13,861
   2.750%, 03/15/08                                   11,000            10,554
  FHLMC CMO, Ser 1, Cl Z
   9.300%, 04/15/19                                      309               308
  FHLMC CMO, Ser 1611, Cl Z
   6.500%, 11/15/23                                   12,585            13,272
  FHLMC CMO, Ser 1983, Cl Z
   6.500%, 12/15/23                                    2,152             2,226
  FHLMC CMO, Ser 2043, Cl CJ
   6.500%, 04/15/28                                    5,288             5,496

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  FHLMC CMO, Ser 2277, Cl B
   7.500%, 01/15/31                             $      1,191      $      1,195
  FHLMC CMO, Ser 233, Cl 6, IO
   4.500%, 08/15/35                                      592               147
  FHLMC CMO, Ser 2389, Cl CD
   6.000%, 03/15/16                                    7,396             7,499
  FHLMC CMO, Ser 2399, Cl XG
   6.500%, 01/15/32                                   11,062            11,403
  FHLMC CMO, Ser 2544, Cl IW, IO
   5.500%, 03/15/26                                    5,901               401
  FHLMC CMO, Ser 2579, Cl PI, IO
   5.500%, 03/15/27                                    2,477               137
  FHLMC CMO, Ser 2621, Cl IJ, IO
   5.500%, 12/15/26                                    3,127               309
  FHLMC CMO, Ser 2625, Cl IO, IO
   5.000%, 12/15/31                                    3,340               421
  FHLMC CMO, Ser 2631, Cl MT
   3.500%, 01/15/22                                      218               214
  FHLMC CMO, Ser 2645, Cl MK
   3.500%, 07/15/22                                    1,779             1,738
  FHLMC CMO, Ser 2692, Cl YB
   3.500%, 05/15/16                                    2,406             2,356
  FHLMC CMO, Ser 2731, Cl PK
   3.500%, 05/15/26                                   11,791            11,507
  FHLMC CMO, Ser 2733, Cl ME
   5.000%, 01/15/34                                    5,995             5,679
  FHLMC CMO, Ser 2736, Cl DB
   3.300%, 11/15/26                                    4,656             4,485
  FHLMC CMO, Ser 2809, Cl HX, IO
   6.000%, 10/15/24                                    5,673               429
  FHLMC CMO, Ser 2890, Cl AP
   3.750%, 12/15/11                                    3,539             3,454
  FHLMC CMO, Ser 2893, Cl PA
   4.000%, 04/15/25                                    3,754             3,685
  FHLMC CMO, Ser 2945, Cl SA
   4.429%, 03/15/20                                    8,250             7,587
  FHLMC CMO, Ser 2948, Cl YD
   5.500%, 08/15/33                                    3,247             3,261
  FHLMC CMO, Ser 2953, Cl LD
   5.000%, 12/15/34                                   11,553            11,275
  FHLMC CMO, Ser 2957, Cl KJ
   4.500%, 10/15/24                                    3,229             3,194
  FHLMC CMO, Ser 2960, Cl EH
   4.500%, 05/15/24                                    1,231             1,219
  FHLMC CMO, Ser 2961, Cl PB
   5.500%, 07/15/28                                    7,426             7,473
  FHLMC CMO, Ser 2963, Cl Wl
   4.500%, 07/15/25                                    3,129             3,094
  FHLMC CMO, Ser 2966, Cl NW
   5.000%, 08/15/25                                    3,580             3,572
  FHLMC CMO, Ser 2971, Cl PE
   4.500%, 03/15/26                                    1,344             1,329
  FHLMC CMO, Ser 2975, Cl Ol
   4.500%, 06/15/26                                    8,797             8,696
  FHLMC CMO, Ser 2982, Cl LC
   4.500%, 01/15/25                                    5,759             5,694
  FHLMC CMO, Ser 2989, Cl TG
   5.000%, 06/15/25                                    3,911             3,739
  FHLMC CMO, Ser 2992, Cl OG
   5.500%, 06/15/33                                      615               606
  FHLMC CMO, Ser 3035, Cl DM
   5.500%, 11/15/25                                    3,490             3,518
  FHLMC CMO, Ser 3036, Cl NC
   5.000%, 03/15/31                                    1,145             1,120
  FHLMC CMO, Ser 3044, Cl LJ
   5.500%, 03/15/35                                      883               875

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  FHLMC CMO, Ser 3044, Cl MD
   5.500%, 02/15/35                             $      5,167      $      5,114
  FHLMC CMO, Ser 3056, Cl DP
   5.500%, 01/15/35                                    2,886             2,856
  FHLMC CMO, Ser 3057, Cl PE
   5.500%, 11/15/34                                    2,720             2,692
  FHLMC CMO, Ser 3059, Cl CA
   5.000%, 03/15/25                                    5,571             5,560
  FHLMC CMO, Ser 3078, Cl PD
   5.500%, 07/15/34                                    3,002             2,975
  FHLMC CMO, Ser 3081, Cl CM
   5.500%, 02/15/30                                    5,619             5,660
  FHLMC CMO, Ser 3089, Cl LP
   5.500%, 12/15/29                                    9,543             9,607
  FNMA
   7.250%, 01/15/10                                    4,500             4,903
   6.250%, 02/01/11 to 05/15/29                       10,000            10,866
   6.000%, 05/15/11                                   12,909            13,653
   5.125%, 05/27/15 (J)                                4,150             4,064
   4.416%, 05/15/06 (C)`                               1,080             1,063
   4.280%, 03/08/06                                   19,000            18,857
   3.125%, 03/16/09 (J)                                3,810             3,620
  FNMA CMO, Ser 1999-11, Cl Z
   5.500%, 03/25/29                                    8,981             8,898
  FNMA CMO, Ser 2001-T2, Cl B
   6.022%, 11/25/10                                    4,500             4,710
  FNMA CMO, Ser 2002-94, Cl BJ, IO
   5.500%, 04/25/16                                    1,340               113
  FNMA CMO, Ser 2003-113, Cl PN
   3.500%, 02/25/13                                    2,335             2,283
  FNMA CMO, Ser 2003-76, Cl DE
   4.000%, 09/25/31                                    7,688             7,305
  FNMA CMO, Ser 2003-92, Cl KQ
   3.500%, 06/25/23                                    4,125             4,029
  FNMA CMO, Ser 2005-40, Cl YG
   5.000%, 05/25/25                                    2,769             2,656
  FNMA CMO, Ser 2005-51, Cl ND
   5.500%, 11/25/33                                    5,596             5,502
  FNMA CMO, Ser 2005-57, Cl EG (A)
   4.678%, 03/25/35                                    4,831             4,835
  FNMA CMO, Ser 2005-57, Cl PA
   5.500%, 05/25/27                                        1                 1
  FNMA CMO, Ser 2005-65, Cl WG
   4.500%, 08/25/26                                    4,812             4,762
  FNMA CMO, Ser 2005-69, Cl AD
   5.000%, 08/25/35                                    1,326             1,317
  FNMA CMO, Ser 2005-69, Cl JM
   4.500%, 08/25/25                                    2,931             2,726
  FNMA CMO, Ser 2005-77, Cl BX
   4.500%, 07/25/28                                   19,319            19,095
  FNMA CMO, Ser 2005-92, Cl NM
   3.500%, 04/25/13                                    2,334             2,281
  FNMA CMO, Ser 3019, Cl VQ
   5.000%, 05/15/22                                    2,106             2,012
  FNMA CMO, Ser 3063, Cl YE
   5.500%, 10/15/34                                    1,817             1,798
  FNMA CMO, Ser 51, Cl KC
   4.500%, 01/25/25                                   10,447            10,316
  FNMA CMO, Ser 63, Cl QP
   3.500%, 10/25/31                                    5,757             5,386
  FNMA CMO, Ser3075, Class PD
   5.500%, 01/15/35                                    7,041             6,968
  FNMA STRIP, Ser 360, Cl 2, IO
   5.000%, 07/01/35                                   16,164             3,846
  FNMA STRIP, Ser 365, Cl 4, IO
   5.000%, 12/01/35                                    1,600               366

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  GNMA CMO, Ser  2001-18, Cl WH (A)
   12.273%, 04/20/31                            $        630      $        689
  GNMA CMO, Ser  2002-51, Cl SG (A)
   13.563%, 04/20/31                                     534               603
  GNMA CMO, Ser 2003-58, Cl LG, IO
   5.500%, 05/17/29                                    4,036               619
  GNMA CMO, Ser 2003-86, Cl LC, IO
   5.500%, 10/20/27                                    8,312               492
  GNMA CMO, Ser 2004-80, Cl IP, IO
   5.500%, 07/20/34                                   10,233             1,086
  Small Business Administration
    CMO, Ser 2003-P10A, Cl 1
   4.524%, 02/10/13                                    5,838             5,691
                                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $462,779) ($ Thousands)                                        459,838
                                                                  ------------

COMMERCIAL PAPER (H) -- 3.0%
  ADRO (K)
    4.352%, 01/03/06                                   5,621             5,619
  Alltel
    4.267%, 01/12/06                                  10,000             9,987
  Citigroup Funding
    4.292%, 01/11/06                                  10,000             9,988
  General Electric Capital
    4.230%, 01/03/06                                   8,485             8,483
    2.753%, 01/11/06                                  11,000            10,987
  Goldman Sachs
    4.296%, 01/12/06                                  15,000            14,980
  HSBC
    4.275%, 01/13/06                                  10,000             9,986
  Mica Funding LLC (K)
    4.302%, 01/03/06                                   5,347             5,346
  Rhineland Funding (K)
    4.295%, 01/30/06                                  24,590            24,503
    4.276%, 02/01/06                                  12,147            12,101
  Toyota
    4.255%, 01/11/06                                  10,000             9,990
                                                                  ------------
                                                                       121,970
                                                                  ------------
Total Commercial Paper
  (Cost $121,968) ($ Thousands)                                        121,970
                                                                  ------------

MASTER NOTES (A) (K) (N) -- 1.3%
  Bank of America
    4.330%, 01/03/06                                  35,129            35,129
  Bear Stearns
    4.370%, 01/03/06                                  16,862            16,862
                                                                  ------------
                                                                        51,991
                                                                  ------------
Total Master Notes
  (Cost $51,991) ($ Thousands)                                          51,991
                                                                  ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                               ($ Thousands)/Contracts  $ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 1.2%

   Evergreen Select Money Market
      Fund, Institutional Class, 3.71%**               429,399     $        429
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 4.20%** +              50,014,449           50,014
                                                                   ------------
   Total Cash Equivalents
      (Cost $50,443) ($ Thousands)                                       50,443
                                                                   ------------
CERTIFICATES OF DEPOSIT -- 0.7%

   BNP Paribus
      4.410%, 03/13/06                          $       19,000           19,000
   Dresdner Bank
      4.450%, 03/23/06                                  10,000           10,000
                                                                   ------------
   Total Certificates of Deposit
      (Cost $29,000) ($ Thousands)                                       29,000
                                                                   ------------
TIME DEPOSIT(K) -- 0.2%

   Lummis
      4.000%, 01/03/06                                   7,026            7,026
                                                                   ------------
   Total Time Deposit
      (Cost $7,026) ($ Thousands)                                         7,026
                                                                   ------------
MUNICIPAL BONDS -- 0.0%

   Liberty, New York, Corporate
      Development Revenue, Goldman
      Sachs Headquarters, RB
      5.250%, 10/01/35                                   1,260            1,430
                                                                   ------------
   Total Municipal Bonds
      (Cost $1,394) ($ Thousands)                                         1,430
                                                                   ------------
PURCHASED OPTIONS -- 0.0%

   June 2006 90-Day Euro Future
      Call, Expires 06/19/2006,
      Strike Price $95.25 *                                168               42
   September 2006 90-Day Euro Future
      Call, Expires 09/18/2006,
      Strike Price $95 *                                   133               96
                                                                   ------------
   Total Purchased Options
      (Cost $151) ($ Thousands)                                             138
                                                                   ------------
REPURCHASE AGREEMENTS -- 6.9%

   Barclays Capital
      4.250%, dated 12/30/05, to be
      repurchased on 01/03/05,
      repurchase price $20,334,801
      (collateralized by various U.S.
      Government Obligations, ranging
      in par value $4,490,186 -
      $9,480,608, 4.300% - 4.500%,
      05/11/07 - 09/26/08; with total
      market value $20,476,470)(K)              $       20,325           20,325

--------------------------------------------------------------------------------
                                                Face Amount         Market Value
Description                               ($ Thousands)/Contracts  ($ Thousands)
--------------------------------------------------------------------------------
   Deutsche Bank Securities
      4.250%, dated 12/30/05, to be
      repurchased on 01/03/05,
      repurchase price $41,417,922
      (collateralized by various U.S.
      Government Obligations, ranging
      in par value $4,041,518 -
      $38,178,170, 3.875% - 4.500%,
      02/15/10 - 07/06/10; with total
      market value $42,219,688)(K)              $       41,398     $     41,398
   Lehman Brothers
      4.240%, dated 12/30/05, to be
      repurchased on 01/03/05,
      repurchase price $87,301,482
      (collateralized by various U.S.
      Government Obligations, ranging
      in par value $843 - $6,724,388,
      0.000% - 6.120%, 05/15/06 -
      03/23/28; with total market value
      $89,005,614)(K)                                   87,260           87,260
   Merrill Lynch
      4.240%, dated 12/30/05, to be
      repurchased on 01/03/05,
      repurchase price $136,148,089
      (collateralized by various U.S.
      Government Obligations, ranging
      in par value $9,780,000 -
      $30,000,000, 3.250% - 4.750%,
      11/24/06 - 10/26/11; with total
      market value $136,164,118)                       136,100          136,100
                                                                   ------------
Total Repurchase Agreements
   (Cost $285,083) ($ Thousands)                                        285,083
                                                                   ------------
Total Investments -- 139.6%
   (Cost $5,685,857) ($ Thousands)                                 $  5,700,026
                                                                   ============
WRITTEN OPTIONS -- 0.0%

   June 2006 1-Year Euro Mid-CRV
      Future Call, Expires 06/16/2006,
      Strike Price $95.50 *                                (84)             (29)

   June 2006 1-Year Euro Mid-CRV
      Future Call, Expires 06/16/2006,
      Strike Price $95.75 *                                (84)             (16)
   March 2006 U.S. 10-Year T-Note
      Future Call, Expires 02/24/2006,
      Strike Price $110 *                                  (40)             (22)
   September 2006 90-Day Euro
      Future Call, Expires 09/18/2006,
      Strike Price $95.25 *                               (133)             (96)
                                                                   ------------
   Total Written Options
      (Premiums Received $(133)) ($ Thousands)                             (163)
                                                                   ------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at December 31, 2005:

--------------------------------------------------------------------------------
                                                                  Unrealized
                                                                 Appreciation
Maturity                   Currency               Currency      (Depreciation)
Dates                     To Deliver             To Receive      ($ Thousands)
--------------------------------------------------------------------------------
02/08/06 - 03/15/06           AUD       26,767       USD      19,717   $   149
02/08/06 - 03/15/06           CAD        5,926       USD       5,006       (74)
           09/20/06           CNY      180,200       USD      23,070       (16)
           03/15/06           GBP        5,050       USD       8,705        37
           03/15/06           JPY      503,000       USD       4,314        13
           03/15/06           NZD        8,500       USD       5,923       172
           03/15/06           USD        6,923       AUD      18,360       159
           03/15/06           USD       11,276       CAD      13,180        33
           03/15/06           USD       30,410       GBP      17,560      (271)
           03/15/06           USD       78,080       JPY       9,230       853
           03/15/06           USD          122       NZD       1,800        --
           03/15/06           CHF       26,080       EUR      16,956      (213)
           03/15/06           EUR        1,643       CHF       2,410        12
           03/15/06           SEK       51,300       EUR       5,407        67
           03/15/06           EUR        1,089       SEK      10,300       (10)
02/08/06 - 03/15/06           EUR       41,061       USD      48,399        31
           03/15/06           USD       11,252       EUR       9,430        19
                                                                       --------
                                                                       $   961
                                                                       --------

--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2005 is as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                                   Appreciation
Type of                                  Number of   Expiration   (Depreciation)
Contract                                 Contracts      Date       ($ Thousands)
--------------------------------------------------------------------------------
10 Year GILT                               (106)       Mar-06     $        (104)
3 Month Euro Euribor                        (86)       Mar-06               661
3 Month Euro Euribor                       (179)       Jun-06                51
3 Month Euro Euribor                        (28)       Sep-06               244
3 Month Euro Euribor                        (24)       Dec-06                10
3 Month EuroYen                            (151)       Mar-06               977
3 Month EuroYen                            (434)       Jun-06             2,484
5 Year Treasury Note                        621        Mar-06               292
90 Day Bank Bill                             50        Mar-06               (12)
90 Day Bank Bill                            123        Jun-06              (262)
90 Day Bank Bill                             60        Sep-06              (210)
90 Day Bank Bill                             36        Dec-06               (54)
90 Day Euro Dollar                           (4)       Dec-06                (1)
90 Day Euro Dollar                           22        Dec-06                 4
90 Day Euro Dollar                           (4)       Dec-07                (2)
90 Day Euro Dollar                           (4)       Dec-08                (2)
90 Day Euro Dollar                           (4)       Dec-09                (2)
90 Day Euro Dollar                            4        Dec-10                 1
90 Day Euro Future                          (41)       Mar-06                (5)
90 Day Euro Future                          (76)       Mar-06                44
90 Day Euro Future                          783        Mar-06              (529)
90 Day Euro Future                           (4)       Jun-06                --
90 Day Euro Future                         (122)       Jun-06                (2)
90 Day Euro Future                        1,151        Sep-06              (132)
90 Day Euro Future                           69        Sep-06                 5
90 Day Euro Future                          286        Dec-06              (302)
90 Day Euro Future                          399        Mar-07                75
90 Day Euro Future                           (4)       Jun-07                (1)
90 Day Euro Future                           (4)       Sep-07                (2)
90 Day Euro Future                           (4)       Mar-08                (2)
90 Day Euro Future                           (4)       Jun-08                (2)
90 Day Euro Future                           (4)       Sep-08                (2)
90 Day Euro Future                           (4)       Mar-09                (2)
90 Day Euro Future                           (4)       Jun-09                (2)
90 Day Euro Future                           (4)       Sep-09                (2)
90 Day Euro Future                           (4)       Mar-10                (2)
90 Day Euro Future                           (4)       Jun-10                (2)
90 Day Euro Future                           (4)       Sep-10                (2)
90 Day LIBOR                                  5        Mar-06               (15)
90 Day LIBOR                                 56        Jun-06              (269)
90 Day LIBOR                                104        Sep-06              (499)
90 Day LIBOR                                 30        Dec-06               (85)
Australian 10 Year Bond                    (181)       Mar-06             2,525
Canadian 10 Year Bond                        56        Mar-06                83
Canadian Bank                                27        Mar-06                 3
Canadian Bank                               111        Jun-06                67
Canadian Bank                               107        Sep-06                42
Canadian Bank                                 1        Dec-06                (1)
Euro Bond                                  (129)       Mar-06              (149)
EuroYen                                    (266)       Sep-06                33
EuroYen                                     (43)       Dec-06                (3)
Japan 10 Year Bond                           31        Mar-06               843
U.S. 10 Year Treasury Note                  (79)       Mar-06               (89)
U.S. 10 Year Treasury Note                 (760)       Mar-06              (327)
U.S. 10 Year Treasury Note                  (67)       Mar-06               (50)
U.S. 2 Year Treasury Note                    --        Mar-06                --
U.S. 2 Year Treasury Note                   (47)       Apr-06                (1)
U.S. 5 Year Treasury Note                    25        Mar-06                 6
U.S. Long Treasury Bond                    (201)       Mar-06              (251)
U.S. Long Treasury Bond                    (322)       Mar-06              (685)
                                                                  -------------
                                                                  $       4,386
                                                                  -------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------
Swaps -- At December 31, 2005, the following Credit Default and Total Return swap agreements were outstanding:
--------------------------------------------------------------------------------

                                                                                                                       Unrealized
                                                                                                          Notional    Appreciation
                                                                                           Expiration     Amount      (Depreciation)
Description                                                                                   Date     ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
                               CREDIT DEFAULT SWAP AGREEMENTS
Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of ACE Securities Corp., Ser 2004-RM2, Cl B1, 5.014%,  01/25/35. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Citibank)                                                      01/25/35            633  $          (1)

Fund receives semi-annual payment of 1.675% (3.350% per annum) times notional amount of Aegis Asset Backed Securities Trust, Ser 2004-5, Cl B3, 6.814%,
  12/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of
  a defined deliverable obligation. (Counter Party: Citibank)                                12/25/34            633             (8)

Fund receives semi-annual payment of 1.025% (2.050% per annum) times notional amount of
  Ameriquest Mortgage Securities Inc., Ser 2004-R6, Cl M3, 5.464%, 07/25/34. Upon a
  defined credit event Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                          07/25/34            633             (3)

Fund receives semi-annual payment of 0.975% (1.950% per annum) times notional amount of
  CDC Mortgage Capital Trust, Ser 2004- HE3, Cl B2, 5.264%, 11/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Citibank)                                                      11/25/34            633             (2)

Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of
  Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV8, 5.114%, 11/25/34. Upon a
  defined credit event Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                          05/25/34            633             (2)

Fund receives semi-annual payment of 1.025% (2.050% per annum) times notional amount of
  Countrywide Asset-Backed Certificates, Ser 2004-6, Cl M8, 5.514%, 05/25/34. Upon a
  defined credit event Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                          05/25/34            633             (3)

Fund receives semi-annual payment of 1.000% (2.000% per annum) times notional amount of
  Countrywide Asset-Backed Certificates, Ser 2004-ECC2, Cl M8, 5.464%, 06/25/34. Upon a
  defined credit event Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                          06/25/34          1,056             (5)

Fund receives semi-annual payment of 1.500% (3.000% per annum) times notional amount of
  Countrywide Asset-Backed Certificates, Ser 2004-ECC1, Cl B, 4.814%, 01/25/34. Upon a
  defined credit event Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                          02/25/34          1,056             (4)

Fund receives semi-annual payment of 1.525% (3.050% per annum) times notional amount of
  Home Equity Asset Trust, Ser 2004-8, Cl B3, 6.414%, 03/25/35. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation.
  (Counter Party: Citibank)                                                                  03/25/35            633             (4)

Fund receives semi-annual payment of 1.015% (2.030% per annum) times notional amount of
  Long Beach Mortgage Loan Trust, Ser 2004-2, Cl M5, 5.564%, 06/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Citibank)                                                      06/25/34            633             (2)

Fund receives semi-annual payment of 1.050% (2.100% per annum) times notional amount of
  Masters Asset Backed Securities Trust, Ser 2004-WMC2, Cl M5, 5.714%, 06/25/34. Upon a
  defined credit event Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                          06/25/34            633             (5)

Fund receives semi-annual payment of 1.025% (2.050% per annum) times notional amount of
  Morgan Stanley ABS Equity I, Ser 2004- HE6, Cl B2, 5.264%, 08/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Citibank)                                                      08/25/34            633             (3)

Fund receives semi-annual payment of 1.035% (2.070% per annum) times notional amount of
  Morgan Stanley ABS Equity I, Ser 2004- NC5, Cl B2, 5.564%, 05/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Citibank)                                                      05/25/34            633             (3)

Fund receives semi-annual payment of 1.450% (2.900% per annum) times notional amount of
  New Century Home Equity Loan Trust, Ser 2004-4, Cl M9, 6.014%, 02/25/35.Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Citibank)                                                      02/25/35          1,056             (3)

Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of
  Residential Asset Securities Corporation, Ser 2004-KS10, Cl M5, 5.164%, 11/25/34. Upon a
  defined credit event Fund pays notional amount and takes receipt of a defined
  deliverable obligation. (Counter Party: Citibank)                                          11/25/34            633             (1)

Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of
  GSAMP Trust, Ser 2005-HE1, Cl B2, 5.014%, 11/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter
  Party: Citibank)                                                                           11/25/34            633             (2)

                                  TOTAL RETURN SWAP AGREEMENTS

The fund receives payment of 0.698198% on the Banc of America - CMBS AA 10YR
  INDEX PLUS 25 basis point times the notional amount. The return on the spread is (the period starting spread minus the period ending spread) times duration times the notional
  amount divided 10000. (Counter party: Bank of America)                                     05/31/06         20,000             61

The fund receives payment of 0.525% on the Lehman - CMBS AAA 8.5+ INDEX PLUS 20
  basis point times the notional amount. The return on the spread is (the period starting spread minus the period ending spread) times duration times the notional amount divided
  10000. (Counter party: Lehman)                                                             05/01/06         20,000             41

The fund receives payment of 0.5918% on the Banc of America - CMBS AAA 10YR
  INDEX PLUS 27 basis point times the notional amount. The return on the spread is
  (the period starting spread minus the period ending spread) times duration times the
  notional amount divided 10000. (Counter party: Bank of America)                            05/31/06         10,000              6

The fund makes payment based on 4.29063% on the 1 month libor times the notional amount. The bond index ratio is (the bond index as of the last of the calculation period plus 100bps divided by the bond index as of the last day of the previous calculation period plus 100 bps). The Index return is current bond index divided by
  the previous period bond index minus one. (Counter party: Lehman Brothers)                 04/01/06        141,900          1,392
                                                                                                                      -------------
                                                                                                                      $       1,449
                                                                                                                      -------------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2005

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $4,081,845,081.

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of December 31, 2005.

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

(A) Variable Rate Security -- The rate reported on the schedule of investments is the rate in effect as of December 31, 2005.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(D) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on December 31, 2005. The coupon on a step bond changes on a specified date.

(E)   Treasury Inflation Index Notes

(F) Zero-coupon security. Rate shown is the effective yield at the date of purchase.

(G)   Security in default on interest payments.

(H)   Rate reported is the effective yield at time of purchase.

(I) The date reported on the schedule of investments is the date in effect as of December 31, 2005.

(J) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $835,337 ($ Thousands).

(K) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $870,130 ($ Thousands).

(L) This security considered restricted. The total value of such securities as of December 31, 2005 was $6,950 ($ Thousands) and represented 0.17% of Net Assets

(M) This security considered illiquid. The total value of such securities as of December 31, 2005 was $4,718 ($ Thousands) and represented 0.12% of Net Assets

(N)   The date shown is the earlier of the reset date or the demand date.

--------------------------------------------------------------------------------

ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CDO -- Collateralized Debt Obligation
CMO -- Collateralized Mortgage Obligation
CNY -- Chinese Yen
EUR -- Euro
GBP -- Great Britain Pound
EXL -- Extendable Maturity
EUR -- Euro
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
NZD -- New Zealand Dollar
PLC -- Public Limited Company
RB -- Revenue Bond
REIT -- Real Estate Investment Trust
REMIC -- Real Estate Mortgage Investment Conduit
SEK -- Swedish Krona
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflation-Protected Securities
USD -- United States Dollar

Amounts designates as " -- " are $0 or have been rounded to $0.

 At December 31, 2005, the tax basis cost of the Fund's investments was $5,685,857 ($ Thousands), and the unrealized appreciation and depreciation were $76,223 ($ Thousands) and $(62,054) ($ Thousands) respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 90.4%

CONSUMER DISCRETIONARY -- 20.5%
  155 E Tropicana LLC
    8.750%, 04/01/12                           $       2,449      $      2,357
  AEP Industries
    7.875%, 03/15/13                                     500               489
  AMC Entertainment
    9.875%, 02/01/12                                     250               245
    8.000%, 03/01/14                                   2,455             2,222
  AMC Entertainment, Ser B
    8.625%, 08/15/12                                     176               184
  AMF Bowling Worldwide (G)
    10.000%, 03/01/10                                  1,130             1,120
  Acco Brands
    7.625%, 08/15/15                                   1,585             1,494
  Accuride
    8.500%, 02/01/15                                   1,218             1,200
  Adelphia Communications, Ser B (C)
    9.050%, 01/15/08                                   2,085             1,147
  Adesa
    7.625%, 06/15/12                                     600               597
  Advanstar Communications
    10.750%, 08/15/10                                    625               685
  Alderwoods Group
    7.750%, 09/15/12                                     350               362
  American Casino & Entertainment
    7.850%, 02/01/12                                     425               436
  American Tower
    7.500%, 05/01/12                                     225               235
  American Tower Escrow (E)
    8.713%, 08/01/08                                     475               372
  American Towers
    7.250%, 12/01/11                                     775               806
  Ameristar Casinos
    10.750%, 02/15/09                                    880               933
  Amscan Holdings
    8.750%, 05/01/14                                   2,685             2,262
  Arvinmeritor
    8.750%, 03/01/12                                     500               479
  Asbury Automotive
    9.000%, 06/15/12                                   4,295             4,295
  Ashtead Holdings PLC (A) (G)
    8.625%, 08/01/15                                     810               853
  Aztar (G)
    7.875%, 06/15/14                                   4,478             4,691
  Bear Creek (A)
    9.000%, 03/01/13                                   2,560             2,566
  Boyd Gaming (G)
    7.750%, 12/15/12                                     350               367
    6.750%, 04/15/14                                     475               471
  Broder Brothers
    11.250%, 10/15/10                                  1,460             1,391
  Brookstone (A)
    12.000%, 10/15/12                                    675               631
  Brown Shoe
    8.750%, 05/01/12                                   1,100             1,149
  CBD Media Holdings (G)
    9.250%, 07/15/12                                   1,750             1,750
  CCH I Holdings (A) (G)
    11.000%, 10/01/15                                  2,383             2,002
  CCM Merger (A) (G)
    8.000%, 08/01/13                                   2,950             2,832
  CCO Holdings
    8.750%, 11/15/13                                   1,538             1,465

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  CCO Holdings (A)
    8.750%, 11/15/13                           $       1,733      $      1,651
  CSC Holdings
    7.875%, 02/15/18                                     246               237
  CSC Holdings (A)
    7.000%, 04/15/12                                     725               685
  CSC Holdings, Ser B
    8.125%, 08/15/09                                     350               353
  CSK Auto
    7.000%, 01/15/14                                     200               181
  Cablevision Systems, Ser B (G)
    8.000%, 04/15/12                                   2,200             2,057
  Cablevision Systems, Ser B (D)
    8.716%, 04/01/09                                   1,913             1,932
  Canwest Media
    8.000%, 09/15/12                                   1,820             1,859
  Carmike Cinemas
    7.500%, 02/15/14                                   1,550             1,451
  Charter Communications Holdings
    10.250%, 09/15/10                                  2,257             2,246
  Charter Communications Holdings (A)
    8.000%, 04/30/12                                      36                36
  Cinemark (B) (G)
    8.840%, 03/15/14                                   1,025               758
  Cinemark USA
    9.000%, 02/01/13                                   1,210             1,280
  Collins & Aikman Floorcovering, Ser B
    9.750%, 02/15/10                                     450               396
  Cooper Standard Auto
    8.375%, 12/15/14                                   2,847             2,164
  Cornell
    10.750%, 07/01/12                                    575               595
  Corrections of America
    6.250%, 03/15/13                                   2,257             2,234
  Dana
    7.000%, 03/01/29                                     995               714
  Del Laboratories
    8.000%, 02/01/12                                   1,730             1,367
  Delco Remy International
    9.375%, 04/15/12                                   1,731               597
  Denny's (G)
    10.000%, 10/01/12                                  1,650             1,675
  Dex Media (G)
    8.000%, 11/15/13                                     875               892
  Dex Media (B)
    8.550%, 11/15/13                                   2,000             1,590
  Dex Media East
    9.875%, 11/15/09                                     629               680
  Echostar
    6.375%, 10/01/11                                   1,351             1,300
    5.750%, 10/01/08                                   2,000             1,960
  El Dorado Casino Shreveport
    10.000%, 08/01/12                                  1,215               923
  Elizabeth Arden
    7.750%, 01/15/14                                   1,325             1,338
  Equinox Holdings
    9.000%, 12/15/09                                   1,008             1,077
  Eye Care Centers of America (G)
    10.750%, 02/15/15                                    725               707
  Ford Motor
    9.500%, 09/15/11                                   1,100               935
    9.215%, 09/15/21                                     350               259
    8.900%, 01/15/32                                     550               403
    8.875%, 01/15/22                                     100                72
    7.450%, 07/16/31 (G)                               4,698             3,195

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  GSC Holdings (A) (G)
    8.000%, 10/01/12                           $       2,851      $      2,680
  GSC Holdings (A) (D)
    7.875%, 10/01/11                                     833               825
  General Motors
    8.250%, 07/15/23                                   1,048               673
  Goodyear Tire & Rubber (A) (G)
    9.000%, 07/01/15                                     974               959
  Gregg Appliances
    9.000%, 02/01/13                                   3,116             2,820
  Group 1 Automotive
    8.250%, 08/15/13                                   3,016             2,850
  HMH Properties, Ser B
    7.875%, 08/01/08                                     125               126
  Harrahs Operating
    8.000%, 02/01/11                                      75                83
  Herbst Gaming
    8.125%, 06/01/12                                   1,025             1,066
    7.000%, 11/15/14                                     200               199
  Hertz
    10.500%, 01/01/16 (A) (G)                          1,642             1,691
    8.875%, 01/01/14 (A)                               7,168             7,302
  Houghton Mifflin
    9.875%, 02/01/13                                     750               802
  Hydrochem Industrial (A)
    9.250%, 02/15/13                                     550               528
  ITT
    7.375%, 11/15/15                                     800               868
  Inn of the Mountain Gods
    12.000%, 11/15/10                                    775               767
  Intrawest
    7.500%, 10/15/13                                   1,792             1,814
  Isle of Capri Casinos
    9.000%, 03/15/12                                      47                50
    7.000%, 03/01/14                                   3,621             3,530
  JC. Penny
    7.950%, 04/01/17                                   1,170             1,359
  Jacuzzi Brands
    9.625%, 07/01/10                                   1,170             1,243
  Jo-Ann Stores
    7.500%, 03/01/12                                     425               347
  Kabel Deutschland (A)
    10.625%, 07/01/14                                  3,410             3,589
  Kerzner International (A)
    6.750%, 10/01/15                                     425               413
  LBI Media (B)
    10.110%, 10/15/13                                    800               585
  Lamar Media
    6.625%, 08/15/15                                     125               125
  Lazydays Rv Center
    11.750%, 05/15/12                                  2,749             2,783
  Leslie's Poolmart
    7.750%, 02/01/13                                     300               301
  Lodgenet Entertainment
    9.500%, 06/15/13                                     500               544
  MAAX Holdings (B)
    23.570%, 12/15/12                                  3,700             1,152
  MGM Mirage
    8.500%, 09/15/10                                     200               217
    6.625%, 07/15/15                                      84                84
    5.875%, 02/27/14                                   1,800             1,719
  Majestic Star (A)
    9.750%, 01/15/11                                   2,250             2,267
  Mandalay Resort Group, Ser B
    10.250%, 08/01/07                                     50                53
  Mediacom Broadband LLC (A) (G)
    8.500%, 10/15/15                                     943               873

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Mediacom LLC (G)
    9.500%, 01/15/13                           $         976      $        953
  Mohegan Tribal Gaming
    6.875%, 02/15/15                                     925               932
    6.125%, 02/15/13                                     425               418
  Nationsrent
    9.500%, 10/15/10                                   4,565             4,976
  Neiman Marcus Group (A) (G)
    10.375%, 10/15/15                                  2,275             2,312
    9.000%, 10/15/15                                   1,500             1,534
  Nexstar Holdings LLC (B)
    10.640%, 04/01/13                                  1,425             1,074
  O'Charley's
    9.000%, 11/01/13                                     450               457
  Pantry
    7.750%, 02/15/14                                     800               800
  Park Place Entertainment
    8.875%, 09/15/08                                     365               395
  Paxson Communications
    10.750%, 07/15/08                                     25                26
  Penn National Gaming
    6.750%, 03/01/15                                   1,758             1,727
  Perry Ellis International, Ser B
    8.875%, 09/15/13                                   3,362             3,312
  Petro Stopping Centers
    9.000%, 02/15/12                                     300               301
  Petro Stopping Centers (A)
    9.000%, 02/15/12                                     425               427
  Phillips Van-Heusen
    8.125%, 05/01/13                                     450               475
    7.250%, 02/15/11 (G)                                 150               152
  Pinnacle Entertainment
    8.750%, 10/01/13                                      25                27
    8.250%, 03/15/12 (G)                               3,258             3,368
  Polypore International (B)
    15.770%, 10/01/12                                  2,125             1,190
  Quicksilver (A) (G)
    6.875%, 04/15/15                                     350               337
  RH Donnelley
    6.875%, 01/15/13                                     500               461
  RJ Tower (C) (G)
    12.000%, 06/01/13                                    500               415
  Rent-A-Center, Ser B
    7.500%, 05/01/10                                     475               454
  Rexnord
    10.125%, 12/15/12                                    906               974
  Riddell Bell Holdings
    8.375%, 10/01/12                                   1,121             1,040
  Rogers Cable
    6.750%, 03/15/15                                     475               482
  Russell
    9.250%, 05/01/10                                   1,000             1,014
  Satellite Telecom
    5.250%, 11/01/08                                     875               797
  Sealy Mattress
    8.250%, 06/15/14                                   1,500             1,545
  Service
    6.750%, 04/01/16                                     450               439
    6.500%, 03/15/08                                   1,467             1,482
  Service (A)
    7.000%, 06/15/17                                   2,875             2,853
  Sinclair Broadcast Group (A)(B)
    4.875%, 07/15/18                                     500               433
  Sonic Automotive, Ser B (G)
    8.625%, 08/15/13                                   4,367             4,225
  Spectrum Brands
    7.375%, 02/01/15                                   1,500             1,253

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Stanadyne
    10.000%, 08/15/14                          $       1,525      $      1,464
  Stanadyne (B)
    15.510%, 02/15/15                                  1,575               795
  Starwood Hotels Resorts
    7.875%, 05/01/12                                   1,500             1,654
    7.375%, 05/01/07                                     850               867
  Station Casinos
    6.875%, 03/01/16                                   2,506             2,562
  Stewart Enterprises (A)
    7.250%, 02/15/13                                   1,460             1,402
  Superior Essex Com & Essex Group
    9.000%, 04/15/12                                     754               743
  Susquehanna Media
    7.375%, 04/15/13                                     330               351
  Tenneco Automotive (G)
    8.625%, 11/15/14                                   8,172             7,723
  Town Sports International
    9.625%, 04/15/11                                   1,456             1,525
  Town Sports International (B)
    10.460%, 02/01/14                                  5,409             3,732
  Tunica-Biloxi Gaming (A)
    9.000%, 11/15/15                                     975               975
  Turning Stone Casino Entertainment (A)
    9.125%, 12/15/10                                   3,006             3,096
  United Components (G)
    9.375%, 06/15/13                                   4,056             4,036
  United Rentals North America
    7.750%, 11/15/13 (G)                               5,361             5,227
    7.000%, 02/15/14                                   1,600             1,496
    6.500%, 02/15/12                                     875               852
  Universal City Florida
    8.375%, 05/01/10                                     125               122
  Universal City Florida (D)
    9.000%, 05/01/10                                   6,454             6,486
  Vail Resorts
    6.750%, 02/15/14                                   1,100             1,100
  Vicorp Restaurants
    10.500%, 04/15/11                                    575               533
  Videotron
    6.875%, 01/15/14                                   1,950             1,974
  Videotron (A)
    6.375%, 12/15/15                                      25                25
  Visant Holding (B)
    9.420%, 12/01/13                                   3,073             2,274
  Visteon
    8.250%, 08/01/10                                     725               616
    7.000%, 03/10/14                                     725               560
  WDAC Subsidiary (A)
    8.375%, 12/01/14                                     525               509
  Warner Music Group
    7.375%, 04/15/14                                     400               397
  Wynn Las Vegas LLC
    6.625%, 12/01/14                                   3,280             3,190
  Yell Finance
    10.750%, 08/01/11                                  1,525             1,647
  Yell Finance (B)
    11.110%, 08/01/11                                    940               966
                                                                  ------------
                                                                       231,133
                                                                  ------------
CONSUMER STAPLES -- 2.7%
  B & G Foods Holding
    8.000%, 10/01/11                                     625               638
  CCH I Holdings LLC (A) (B)
    15.170%, 01/15/14                                  1,050               706

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Carrols (G)
    9.000%, 01/15/13                           $         645      $        627
  Del Monte (G)
    6.750%, 02/15/15                                   1,306             1,273
  Dole Foods
    8.875%, 03/15/11                                     943               967
  Fleming (C) (L)
    10.125%, 04/01/08                                  2,175               272
    9.250%, 06/15/10                                     400                68
  Gereral Nutrition Center
    8.500%, 12/01/10                                     675               581
  Ingles Markets
    8.875%, 12/01/11                                     866               896
  Jean Countu Group (G)
    8.500%, 08/01/14                                   3,842             3,515
  Land O Lakes
    8.750%, 11/15/11                                     161               169
  Le-Natures (A)
    10.000%, 06/15/13                                  3,444             3,616
  Natural Beef Pack (G)
    10.500%, 08/01/11                                  2,611             2,702
  Playtex Products
    9.375%, 06/01/11                                   1,750             1,833
  RJ Reynolds Tobacco Holdings
    6.500%, 06/01/07                                   1,844             1,858
  RJ Reynolds Tobacco Holdings (A)
    6.500%, 07/15/10                                     712               708
  Rite Aid
    12.500%, 09/15/06                                    325               340
    9.500%, 02/15/11                                     377               398
    7.700%, 02/15/27                                     300               234
    7.500%, 01/15/15                                   1,083             1,023
    6.875%, 08/15/13 (G)                                 200               167
    6.875%, 12/15/28                                     425               306
  Stater Brothers Holdings (G)
    8.125%, 06/15/12                                   2,619             2,593
  Stater Brothers Holdings (D)
    7.991%, 06/15/10                                   2,923             2,923
  Swift
    10.125%, 10/01/09                                    680               702
  Winn-Dixie Pass-Thru Trust (A) (C) (G)
    8.181%, 09/01/24                                     825               636
    7.088%, 09/01/17                                     518               394
                                                                  ------------
                                                                        30,145
                                                                  ------------

ENERGY -- 6.2%
  Atlas Pipeline Partners (A)
    8.125%, 12/15/15                                   1,292             1,303
  Belden & Blake
    8.750%, 07/15/12                                   1,383             1,411
  Chaparral Energy (A)
    8.500%, 12/01/15                                   2,956             3,059
  Chesapeake Energy
    7.750%, 01/15/15                                   2,825             2,994
    7.500%, 06/15/14                                     356               377
    7.000%, 08/15/14                                     464               480
    6.875%, 01/15/16                                   2,404             2,464
    6.375%, 06/15/15                                     100               100
  Chesapeake Energy (A) (G)
    6.500%, 08/15/17                                   3,975             3,995
   Clayton William Energy
    7.750%, 08/01/13                                   2,655             2,549
  Colorado Interstate Gas
    5.950%, 03/15/15                                     325               314

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Compton Petroleum Finance (A)
    7.625%, 12/01/13                           $         600      $        613
  Comstock Resources
    6.875%, 03/01/12                                     125               122
  Denbury Resources
    7.500%, 04/01/13                                     903               917
    7.500%, 12/15/15                                   2,707             2,741
  El Paso
    7.625%, 08/16/07                                     395               402
  El Paso (A)
    9.625%, 05/15/12                                   1,670             1,841
    7.625%, 09/01/08                                     984               999
    7.420%, 02/15/37                                     925               879
  Encore Acquisition
    7.250%, 12/01/17                                     450               446
    6.000%, 07/15/15                                     350               322
  Energy Partners
    8.750%, 08/01/10                                     903               926
  Forest Oil (G)
    8.000%, 12/15/11                                   1,245             1,360
    7.750%, 05/01/14                                     348               361
  Giant Industries
    11.000%, 05/15/12                                    148               165
    8.000%, 05/15/14                                     875               903
  Grant Prideco (A)
    6.125%, 08/15/15                                     575               574
  Hanover Compressor
    9.000%, 06/01/14                                   1,865             2,033
    8.625%, 12/15/10                                   1,496             1,582
  Hanover Equipment Trust, Ser 2001 B
    8.750%, 09/01/11                                     642               679
  Hilcorp Energy (A)
    10.500%, 09/01/10                                  1,581             1,751
    7.750%, 11/01/15 (G)                                 524               533
  Holly Energy Partners
    6.250%, 03/01/15                                     725               702
  Inergy Finance
    6.875%, 12/15/14                                     575               523
  Massey Energy (A)
    6.875%, 12/15/13                                   1,813             1,829
  Newfield Exploration
    7.625%, 03/01/11                                     817               874
  Ocean Rig Norway (A)
    8.375%, 07/01/13                                     350               373
  Parker Drilling (D)
    9.160%, 09/01/10                                   4,337             4,478
  Pogo Producing (A)
    6.875%, 10/01/17                                   2,000             1,950
  Pogo Producing, Ser B
    8.250%, 04/15/11                                     773               808
  Premcor Refining
    7.500%, 06/15/15                                   2,347             2,502
  Pride International (G)
    7.375%, 07/15/14                                   2,012             2,158
  Range Resources
    7.375%, 07/15/13                                     210               217
    6.375%, 03/15/15                                     597               585
  SESI LLC
    8.875%, 05/15/11                                   1,200             1,257
  Sierra Pacific Resources
    8.625%, 03/15/14                                   1,000             1,082
  Stone Energy
    6.750%, 12/15/14                                     400               379
  Teco Energy (D)
    6.250%, 05/01/10                                   1,414             1,442
  Tesoro (A)
    6.625%, 11/01/15                                   1,470             1,485

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  United Refining (G)
    10.500%, 08/15/12                          $       5,028      $      5,380
  Veneco
    8.750%, 12/15/11                                     175               178
  Vintage Petroleum
    8.250%, 05/01/12                                     775               831
  Whiting Petroleum (A)
    7.000%, 02/01/14                                   1,000             1,003
  Williams
    7.625%, 07/15/19                                     750               804
                                                                  ------------
                                                                        70,035
                                                                  ------------
FINANCIALS -- 16.1%
  Alamosa Delaware
    8.500%, 01/31/12                                   2,365             2,557
  Allstate Life Global Funding II
     MTN (D) (H) (K)
    4.390%, 01/16/07                                   1,346             1,346
  American General Finance
     (A) (D) (H) (K)
    4.390%, 01/16/07                                   1,610             1,610
    4.369%, 01/16/07                                   2,634             2,634
  American General Finance MTN,
    Ser F (D) (H) (K)
    5.875%, 07/14/06                                     293               296
  Arch Western Finance
    6.750%, 07/01/13                                   3,471             3,536
  Bear Stearns, Ser EXL (D) (H) (K)
    4.379%, 01/16/07                                   5,210             5,210
  Beazer Homes USA
    6.875%, 07/15/15                                   2,110             2,023
  CB Richard Ellis Service
    11.250%, 06/15/11                                    550               591
  CB Richard Ellis Services
    9.750%, 05/15/10                                     396               432
  CCN Bluegrass (D) (H) (K)
    4.440%, 08/18/06                                   1,903             1,903
  CIT Group MTN (D) (H) (K)
    4.342%, 05/12/06                                   7,318             7,318
    4.182%, 04/19/06                                     732               732
  Cardtronics (A)
    9.250%, 08/15/13                                     300               298
  Caterpillar Financial Services MTN,
    Ser F (D) (H) (K)
    4.235%, 07/10/06                                   1,463             1,463
  Chase Funding Mortgage Loan,
    Ser 2003-4, Cl 2A2 (D)
    4.679%, 05/25/33                                     661               663
  Choctaw Resort Development
    Entity (A)
    7.250%, 11/15/19                                   1,275             1,296
  Countrywide Financial MTN,
    Ser A (D) (H) (K)
    4.550%, 09/13/06                                   5,415             5,415
    4.351%, 11/03/06                                   1,464             1,463
    4.341%, 11/03/06                                   1,610             1,610
  Countrywide Home Loans MTN,
    Ser M (D) (H) (K)
    4.323%, 01/31/06                                     644               644
  Credit Suisse First Boston
    London (A) (D)
    1.924%, 03/24/10                                   2,611             2,314
    1.924%, 03/24/10                                   3,849             3,411
  Crystal US Holdings, Ser B (B)
    9.500%, 10/01/14                                     725               527

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Dekabank (D) (H) (K)
    4.183%, 08/19/06                           $       5,415      $      5,415
  Dow Jones CDX HY, Cl 5-T1 (G)
    8.750%, 12/29/10                                   7,425             7,453
  E*Trade Financial (A) (G)
    7.375%, 09/15/13                                     650               658
  FTI Consulting (A)
    7.625%, 06/15/13                                     450               463
  Ford Motor Credit
    7.375%, 02/01/11                                     425               372
    7.000%, 10/01/13                                   2,145             1,833
    6.625%, 06/16/08                                   1,250             1,134
  General Motors Acceptance
    8.000%, 11/01/31 (G)                               6,788             6,502
    6.875%, 08/28/12                                   2,500             2,253
    6.750%, 12/01/14 (G)                              11,508            10,353
  H-Lines Finance Holding (B)
    9.060%, 04/01/13                                     926               766
  Host Marriot ++
    7.125%, 11/01/13                                     200               208
  Host Marriot, Ser M ++
    7.000%, 08/15/12                                     250               256
  Innophos Investment (A) (D)
    0.121%, 02/15/15                                   2,580             2,429
  Irish Life & Permanent MTN,
    Ser X (D) (H) (K)
    4.405%, 01/22/07                                   1,171             1,171
    4.399%, 01/22/07                                   2,722             2,722
  Islandsbanki (A) (D) (H) (K)
    4.420%, 01/22/07                                   2,488             2,488
  Jackson National Life Funding
    (A) (D) (H) (K)
    4.291%, 01/02/07                                   6,440             6,440
  K&F Acquisition (G)
    7.750%, 11/15/14                                     675               682
  Kaupthing Bank MTN (D) (H) (K)
    4.399%, 01/19/07                                   7,318             7,318
  La Quinta Properties
    8.875%, 03/15/11                                     450               489
  Landsbanki Islands (A) (D) (H) (K)
    4.450%, 01/16/07                                   5,561             5,561
  Liberty Lighthouse US Capital
    MTN (D) (H) (K)
    4.387%, 05/10/06                                   2,927             2,926
  Meristar Hospitality ++
    10.500%, 06/15/09                                     75                79
  Merrill Lynch Investors,
    Ser 2004-WMC1, Cl A2 (D)
    4.679%, 10/25/34                                      33                33
  Mirant North America (A)
    7.375%, 12/31/13                                   4,176             4,223
  Morgan Stanley, Ser EXL
    (D) (H) (K)
    4.341%, 01/04/07                                   1,024             1,024
  Morgan Stanley, Ser EXLS
    (D) (H) (K)
    4.306%, 02/05/07                                   1,464             1,463
  Natexis Banques (A) (D) (H) (K)
    4.367%, 01/16/07                                   2,854             2,853
  National Mentor
    9.625%, 12/01/12                                   1,125             1,176
  Nationwide Building Society
    (A) (D) (H) (K)
    4.547%, 09/28/06                                   1,464             1,464
    4.331%, 01/05/07                                   2,927             2,927

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  New ASAT
    9.250%, 02/01/11                           $       1,325      $        914
  Noble Group (A)
    6.625%, 03/17/15                                   1,225             1,128
  Nordbank (A) (D) (H) (K)
    4.385%, 01/23/07                                   4,976             4,975
  Northern Rock (A) (D) (H) (K)
    4.321%, 10/03/06                                   3,015             3,015
  Pacific Life Global Funding
    (A) (D) (H) (K)
    4.382%, 01/15/07                                   2,195             2,195
  Polymer Holdings Capital (B)
    10.240%, 07/15/14                                  1,100               795
  SLM, Ser EXLS (D) (H) (K)
    4.369%, 01/16/07                                   3,220             3,220
  Senior Housing ++
    7.875%, 04/15/15                                   1,225             1,280
  Sigma Finance MTN (D) (H) (K)
    4.745%, 11/09/06                                   1,581             1,581
  Skandinav Enskilda Bank (D) (H) (K)
    4.367%, 01/18/07                                   3,220             3,220
  Skilled Healthcare Group (A) (D)
    11.000%, 01/15/14                                  1,275             1,288
  Stripes Acquisition/Susser Financial (A)
    10.625%, 12/15/13                                    588               597
  Targa Resources (A) (G)
    8.500%, 11/01/13                                     593               608
  Terra Capital
    11.500%, 06/01/10                                  1,200             1,338
  Trains HY-2005-1
    1.706%, 06/15/15                                   1,317             1,353
  Trustreet Properties (A)
    7.500%, 04/01/15                                   1,175             1,175
  UGS
    10.000%, 06/01/12                                  2,135             2,327
  Universal City Development
    11.750%, 04/01/10                                  1,425             1,598
  Ventas Realty
    8.750%, 05/01/09                                     325               351
    7.125%, 06/01/15                                      75                79
  Ventas Realty (A)
    6.500%, 06/01/16                                     150               151
  Ventas Realty ++
    6.625%, 10/15/14                                   1,175             1,201
  WMG Holdings (B)
    9.290%, 12/15/14                                   1,250               875
  Witherspoon CDO (D) (H) (K)
    4.396%, 03/15/06                                     878               878
  Xl Life and Annuity (A) (D) (H) (K)
    4.422%, 06/30/06                                   2,781             2,782
    4.379%, 01/16/07                                   4,098             4,098
    4.376%, 02/06/06                                     878               878
    4.336%, 02/06/06                                     585               585
    4.332%, 02/06/06                                   1,581             1,581
                                                                  ------------
                                                                       180,492
                                                                  ------------
HEALTH CARE -- 6.1%
  Alliance Imaging (G)
    7.250%, 12/15/12                                     600               499
  Bio-Rad Laboraties
    6.125%, 12/15/14                                     650               642
  Biovail
    7.875%, 04/01/10                                   4,012             4,157
  CDRV Investors (B)
    11.320%, 01/01/15                                  1,175               720

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Concentra Operating
    9.500%, 08/15/10                           $         325      $        336
  Coventry Health Care
    6.125%, 01/15/15                                     300               307
    5.875%, 01/15/12                                     400               404
  Extendicare Health Services
    9.500%, 07/01/10                                   1,544             1,639
    6.875%, 05/01/14                                     240               235
  Fisher Scientific International (A)
    6.125%, 07/01/15                                   1,048             1,048
  Fresenius Medical Capital Trust
    7.875%, 02/01/08                                   1,000             1,033
  Genesis Healthcare
    8.000%, 10/15/13                                   1,425             1,500
  HCA
    7.500%, 11/06/33                                     597               616
    6.375%, 01/15/15                                   2,400             2,426
    6.250%, 02/15/13                                     373               373
  HCA - Health Care
    8.750%, 09/01/10                                     875               968
  Healthsouth
    8.375%, 10/01/11                                   1,390             1,414
    7.625%, 06/01/12 (G)                               3,754             3,810
  Iasis Healthcare
    8.750%, 06/15/14                                   1,150             1,208
  Insight Health Services (A) (D) (G)
    9.174%, 11/01/11                                   2,626             2,541
  Insight Health Services, Ser B
    9.875%, 11/01/11                                   1,450             1,095
  Kinetic Concepts
    7.375%, 05/15/13                                     368               375
  Leiner Health Products (G)
    11.000%, 06/01/12                                    325               306
  MQ Associates (B) (G)
    15.390%, 08/15/12                                  2,133             1,216
  Medcath Holdings
    9.875%, 07/15/12                                     150               158
  Medquest, Ser B
    11.875%, 08/15/12                                  2,303             2,222
  NBTY (A)
    7.125%, 10/01/15                                   2,345             2,234
  National Nephrology (A)
    9.000%, 11/01/11                                     450               498
  Norcross Safety Products, Ser B
    9.875%, 08/15/11                                   1,540             1,586
  Omega Healthcare Investors (A)
    7.000%, 01/15/16                                   1,150             1,140
  Polupore
    8.750%, 05/15/12                                     375               330
  Primedia (D) (G)
    9.715%, 05/15/10                                     945               908
  Res-Care (A)
    7.750%, 10/15/13                                     800               800
  Select Medical
    7.625%, 02/01/15                                   6,556             6,310
  Select Medical (A) (D)
    9.933%, 09/15/15                                     933               938
  Sybron Dental Specialties
    8.125%, 06/15/12                                     600               630
  Team Health (A) (G)
    11.250%, 12/01/13                                  2,175             2,219
  Tenet Healthcare (G)
    9.875%, 07/01/14                                     350               354
  Tenet Healthcare (A)
    9.250%, 02/01/15                                   2,956             2,934

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Triad Hospitals
    7.000%, 05/15/12                           $       1,475      $      1,506
    7.000%, 11/15/13                                     750               752
  US Oncology Holdings
    10.750%, 08/15/14                                  5,923             6,575
  US Oncology Holdings (D)
    9.392%, 03/15/15                                   4,623             4,600
  VWR Internaitonal
    6.875%, 04/15/12                                     225               223
  VWR International
    8.000%, 04/15/14                                   1,525             1,517
  WH Holdings
    9.500%, 04/01/11                                   1,200             1,296
                                                                  ------------
                                                                        68,598
                                                                  ------------
INDUSTRIALS -- 13.3%
  ALH Finance
    8.500%, 01/15/13                                   1,875             1,767
  Accellent (A)
    10.500%, 12/01/13                                  2,068             2,120
  Acih (A) (B)
    12.300%, 12/15/12                                    850               599
  Activant Solutions (A) (D)
    10.054%, 04/01/10                                    996             1,027
  Affinia Group
    9.000%, 11/30/14                                     350               276
  Ahern Rentals (A) (G)
    9.250%, 08/15/13                                     925               974
  Ainsworth Lumber
    7.250%, 10/01/12                                   1,244             1,120
    6.750%, 03/15/14                                   2,525             2,146
  Ainsworth Lumber (D)
    8.277%, 10/01/10                                   4,002             3,902
  Air 2 US (A)
    8.027%, 10/01/19                                   1,001               976
  Allied Waste North America
    6.125%, 02/15/14                                   1,000               942
  Allied Waste North America, Ser B
    8.875%, 04/01/08                                   2,841             2,997
  Ames True Temper
    10.000%, 07/15/12                                    475               373
  Ames True Temper (D)
    8.150%, 01/15/12                                   1,000               940
  Amsted Industries (A)
    10.250%, 10/15/11                                  1,125             1,204
  Associated Materials
    16.730%, 04/15/12                                    875               844
  Associated Materials (B)
    14.120%, 03/01/14                                  1,500               735
  Autocam
    10.875%, 06/15/14                                    350               243
  BE Aerospace, Ser B (G)
    8.000%, 03/01/08                                   1,079             1,079
  Borden (A) (D)
    8.900%, 07/15/10                                   1,979             1,989
  Buhrmann
    8.250%, 07/01/14                                   2,050             2,058
  Buhrmann US
    7.875%, 03/01/15                                     725               708
  Builders Firstsource (D)
    8.590%, 02/15/12                                   4,589             4,669
  Cedar Brakes I LLC (A)
    8.500%, 02/15/14                                     575               633
  Cenveo (G)
    9.625%, 03/15/12                                     306               330
    7.875%, 12/01/13                                   1,796             1,733

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Champion Enterprises
    7.625%, 05/15/09                           $         754      $        756
  Chart Industries (A)
    9.125%, 10/15/15                                     400               408
  Chukchansi Economic Development
    Authority (A) (D)
    8.060%, 11/15/12                                     490               500
  Columbus McKinnon
    10.000%, 08/01/10                                    270               299
  Contenintal Airlines, Ser RJ04
    9.558%, 09/01/19                                     611               613
  Continental Airlines, Ser 00-2
    7.707%, 04/02/21                                     977               985
  Continental Airlines, Ser 982A
    6.410%, 04/15/07                                     266               256
  D R Horton (G)
    5.625%, 01/15/16                                   1,125             1,073
  Dana (G)
    7.000%, 03/15/28                                     325               233
    6.500%, 03/01/09                                     400               320
  Dayton Superior
    13.000%, 06/15/09                                  2,083             1,573
    10.750%, 09/15/08                                    813               785
  Delta Air Lines, Ser 00-1, Cl A2 (C)
    7.570%, 11/18/10                                   1,617             1,593
  Delta Air Lines, Ser 01-1, Cl A-2 (C) (G)
    7.111%, 09/18/11                                      59                58
  Dex Media West, Ser B
    9.875%, 08/15/13                                   1,150             1,276
  Drs Technologies
    6.875%, 11/01/13                                     475               454
  Erico Internationa
    8.875%, 03/01/12                                     125               129
  Fastentech
    11.500%, 05/01/11                                  1,364             1,337
  Gencorp
    9.500%, 08/15/13                                   1,336             1,436
  General Motors
    7.700%, 04/15/16                                   1,062               688
  Greenbrier
    8.375%, 05/15/15                                   1,333             1,360
  Gulfmark Offshore
    7.750%, 07/15/14                                   2,049             2,131
  Harvest Operations
    7.875%, 10/15/11                                   1,150             1,144
  Horizon Lines LLC
    9.000%, 11/01/12                                   1,253             1,319
  Interface
    9.500%, 02/01/14                                     350               348
  Interline Brands
    11.500%, 05/15/11                                    769               857
  Invensys PLC (A)
    9.875%, 03/15/11                                   2,544             2,519
  Iron Mountain
    8.250%, 07/01/11                                     250               254
    6.625%, 01/01/16                                   1,850             1,721
  J.B. Poindexter
    8.750%, 03/15/14                                     325               275
  K Hovnanian Enterprises
    6.250%, 01/15/16                                     625               580
  L-3 Communications
    7.625%, 06/15/12                                     293               308
    6.125%, 07/15/13                                     608               603
    5.875%, 01/15/15                                   3,218             3,121
  L-3 Communications (A)
    6.375%, 10/15/15                                     524               523

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Language Line
    11.125%, 06/15/12                          $         325      $        302
  MMI Products, Ser B
    11.250%, 04/15/07                                  1,694             1,592
  Maax Holdings
    9.750%, 06/15/12                                     625               494
  Magnachip Semiconductor (G)
    8.000%, 12/15/14                                   1,150             1,098
  Magnachip Semiconductor (D)
    7.741%, 12/15/11                                   2,489             2,526
  Meritage Homes
    7.000%, 05/01/14                                   1,950             1,845
    6.250%, 03/15/15                                   2,750             2,503
  Metaldyne
    10.000%, 11/01/13                                    806               729
  Millar Western Forest
    7.750%, 11/15/13                                   2,173             1,619
  Mueller Group
    10.000%, 05/01/12                                    575               611
  Mueller Holdings (B)
    10.640%, 04/15/14                                  1,025               771
  NCL
    10.625%, 07/15/14                                    675               697
  NTK Holdings (G)
    2.368%, 03/01/14                                   1,450               906
  Navistar International (G)
    7.500%, 06/15/11                                   1,913             1,822
  Nebraska Book
    8.625%, 03/15/12                                     300               276
  Nell Af Sarl (A) (G)
    8.375%, 08/15/15                                   2,861             2,832
  Nortek
    8.500%, 09/01/14                                   3,425             3,305
  North American Energy Partner
    8.750%, 12/01/11                                     375               353
  Nova Chemicals (A) (D)
    7.561%, 11/15/13                                     623               636
  OMI
    7.625%, 12/01/13                                     419               425
  Park-Ohio Industries
    8.375%, 11/15/14                                   1,300             1,138
  Plastipak Holdings (A) (G)
    8.500%, 12/15/15                                     688               695
  Ply Gem
    9.000%, 02/15/12                                   3,836             3,404
  Primedia
    8.000%, 05/15/13                                     175               148
  Propex Frabics
    10.000%, 12/01/12                                  1,275             1,138
  Quality Distributors
    9.000%, 11/15/10                                   1,450             1,292
  Rainbow National Services (A)
    10.375%, 09/01/14                                  1,025             1,148
  Rainbow National Services LLC (A)
    8.750%, 09/01/12                                     975             1,038
  Rural Metro Holding (A) (B)
    11.050%, 03/15/16                                    300               180
  Schuler Homes
    10.500%, 07/15/11                                    425               457
  Ship Finance MTN
    8.500%, 12/15/13                                   3,204             2,996
  Simmons (A) (B) (G)
    13.680%, 12/15/14                                  3,075             1,661
  Southern States Coop (A)
    10.500%, 11/01/10                                    842               884
  Spectrum Brands
    8.500%, 10/01/13                                   1,000               873

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Standard Pacific
    7.750%, 03/15/13                           $         730      $        714
    7.000%, 08/15/15                                     125               115
  Stanley-Martin Communications (A)
    9.750%, 08/15/15                                   2,706             2,462
  Stone Container Financial
    7.375%, 07/15/14                                     150               137
  Sunstate Equipment (A)
    10.500%, 04/01/13                                    960               970
  TD Funding
    8.375%, 07/15/11                                   3,286             3,459
  TRW Automotive
    9.375%, 02/15/13                                   1,266             1,370
  Tech Olympic USA
    10.375%, 07/01/12                                  3,606             3,547
    7.500%, 03/15/11                                     425               379
  Tembec Industries
    8.625%, 06/30/09 (G)                                 275               157
    8.500%, 02/01/11 (G)                               3,000             1,665
    7.750%, 03/15/12                                   1,700               910
  Tempur Pedic
    10.250%, 08/15/10                                    847               916
  Terex
    9.250%, 07/15/11                                     600               641
    7.375%, 01/15/14                                   1,450             1,436
  Thermadyne Holdings (G)
    9.250%, 02/01/14                                   1,328             1,162
  UCAR Finance
    10.250%, 02/15/12                                  1,420             1,500
  US Concrete
    8.375%, 04/01/14                                   1,000               998
  United Air Lines (C)
    7.186%, 04/01/11                                   2,732             2,722
    7.032%, 10/01/10                                     838               835
    6.201%, 09/01/08                                   1,543             1,513
    6.201%, 10/19/18                                     896               566
  Unova
    7.000%, 03/15/08                                     500               500
  Vanguard Health Holdings I (B)
    9.960%, 10/01/15                                     325               237
  Vanguard Health Holdings II
    9.000%, 10/01/14                                     650               691
  Visant
    7.625%, 10/01/12                                   1,565             1,573
  WCI Communities (G)
    6.625%, 03/15/15                                     350               305
  William Lyon Homes
    10.750%, 04/01/13                                  1,403             1,449
    7.500%, 02/15/14                                     237               205
  Williams Scotsman
    8.500%, 10/01/15                                   1,176             1,217
  Wolverine Tube (G)
    10.500%, 04/01/09                                  2,679             2,076
  Wolverine Tube (A) (G)
    7.375%, 08/01/08                                     969               724
  Xerox
    7.625%, 06/15/13                                     500               528
  Xerox Capital (G)
    8.000%, 02/01/27                                   1,111             1,144
                                                                  ------------
                                                                       149,436
                                                                  ------------
INFORMATION TECHNOLOGY -- 2.9%
  Aavid Thermal Technology
    12.750%, 02/01/07                                    950               976
  Activant Solutions
    10.500%, 06/15/11                                    895               980

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Activant Solutions (A) (D)
    10.054%, 04/01/10                          $         991      $      1,022
  Advanced Micro Devices
    7.750%, 11/01/12                                     965               975
  Amkor Technologies (G)
    7.750%, 05/15/13                                   1,775             1,544
  Borden US Finance/Nova Scotia (A)
    9.000%, 07/15/14                                   1,226             1,214
  Bowater (D)
    7.491%, 03/15/10                                     744               733
  Celestica
    7.875%, 07/01/11                                     650               655
  Del Laboratories (A) (D)
    9.230%, 11/01/11                                     480               487
  Ford Motor Credit (D)
    5.720%, 01/15/10                                   1,300             1,132
  Levi Strauss (D)
    8.804%, 04/01/12                                   3,400             3,425
  Rhythms Netconnections (C) (F)
    12.750%, 04/15/09                                  1,126                --
  SGS International (A)
    12.000%, 12/15/13                                  2,000             2,003
  SS&C Technologies (A) (G)
    11.750%, 12/01/13                                  1,458             1,494
  Sanmina-SCI (G)
    6.750%, 03/01/13                                     650               618
  Seitel
    11.750%, 07/15/11                                    325               362
  Smart Modular Tech (D)
    9.885%, 04/01/12                                   1,300             1,359
  Solutia (C)
    11.250%, 07/15/09                                  1,375             1,341
  Spansion (A) (G)
    11.250%, 01/15/16                                  1,850             1,758
  Stoneridge
    11.500%, 05/01/12                                  1,826             1,858
  Sungard Data Systems (A)
    10.250%, 08/15/15                                  4,208             4,208
    9.125%, 08/15/13                                   1,895             1,961
  Sungard Data Systems (A) (D)
    8.525%, 08/15/13                                   1,874             1,940
  Viasystems (G)
    10.500%, 01/15/11                                    525               505
                                                                  ------------
                                                                        32,550
                                                                  ------------
MATERIALS -- 10.0%
 AK Steel
    7.875%, 02/15/09                                     500               475
    7.750%, 06/15/12                                     350               316
  Abitibi Consolidated (G)
    8.375%, 04/01/15                                   2,900             2,777
  Appleton Papers
    9.750%, 06/15/14                                   3,432             3,209
    8.125%, 06/15/11                                     975               948
  BCI US Finance (A) (D)
    9.650%, 07/15/10                                     960               972
  Berry Plastics (G)
    10.750%, 07/15/12                                    650               699
  Boise Cascade LLC
    7.125%, 10/15/14                                   1,513             1,411
  Boise Cascade LLC (D)
    7.025%, 10/15/12                                     706               688
  Bowater (G)
    9.500%, 10/15/12                                     575               592
  Bowater Canada Finance
    7.950%, 11/15/11                                   4,060             3,938

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Bway
    10.000%, 10/15/10                          $       3,873      $      4,047
  Caraustar Industries
    9.875%, 04/01/11                                     325               331
  Cascades
    7.250%, 02/15/13                                   2,530             2,302
  Century Aluminum (A) (G)
    7.500%, 08/15/14                                   2,156             2,124
  Consolidated Containers (G)
    10.125%, 07/15/09                                    925               583
  Consolidated Containers (B)
    11.440%, 06/15/09                                    300               252
  Crown Americas (A)
    7.750%, 11/15/15                                   3,445             3,566
  Crown Cork & Seal
    8.000%, 04/15/23                                   1,425             1,368
  Equistar Chemicals
    10.625%, 05/01/11                                  1,048             1,153
    10.125%, 09/01/08                                  2,622             2,845
    8.750%, 02/15/09                                     425               447
    7.550%, 02/15/26                                     350               332
  Freeport-McMoRan (G)
    10.125%, 02/01/10                                  1,435             1,577
    6.875%, 02/01/14                                   1,257             1,270
  Georgia Gulf
    7.125%, 12/15/13                                     350               359
  Georgia-Pacific
    8.125%, 05/15/11                                     675               676
    8.000%, 01/15/24                                   1,100             1,050
    7.750%, 11/15/29                                     820               748
    7.700%, 06/15/15                                   2,550             2,461
  Gibraltar Industries (A)
    8.000%, 12/01/15                                   2,550             2,569
  Graham Packaging (G)
    9.875%, 10/15/14                                   4,120             4,017
    8.500%, 10/15/12                                     375               369
  Graphic Packaging International (G)
    8.500%, 08/15/11                                   2,810             2,817
  Huntsman International
    11.625%, 10/15/10                                    576               656
    9.875%, 03/01/09                                     275               290
    5.000%, 02/16/08                                       1                47
  Huntsman International (A) (G)
    7.375%, 01/01/15                                   3,225             3,112
  Huntsman International (D)
    11.400%, 07/15/11                                    629               667
  Huntsman LLC
    11.500%, 07/15/12                                  2,574             2,915
  Innophos (A) (G)
    9.625%, 08/15/14                                     650               655
  Intertape Polymer
    8.500%, 08/01/14                                     325               321
  Ispat Inland (D)
    10.804%, 04/01/10                                    300               312
  Jefferson Smurfit
    7.500%, 06/01/13                                   1,305             1,201
  Kraton Polymers (G)
    8.125%, 01/15/14                                     900               864
  Longview Fibre
    10.000%, 01/15/09                                  1,206             1,266
  Lyondell Chemical
    10.875%, 05/01/09                                  1,550             1,610
  Lyondell Chemicals
    10.500%, 06/01/13                                  1,750             1,988

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Massey Energy
    6.625%, 11/15/10                           $       1,298      $      1,319
  Mercer International (G)
    9.250%, 02/15/13                                     625               527
  Metals USA (A)
    11.125%, 12/01/15                                  1,046             1,072
  Methanex (G)
    8.750%, 08/15/12                                   1,123             1,249
    6.000%, 08/15/15                                     350               340
  Mgm Mirage Mgg Inc,
    6.750%, 09/01/12                                   1,065             1,080
  Nalco
    8.875%, 11/15/13                                   2,950             3,090
    7.750%, 11/15/11 (G)                                 985             1,012
  NewPage
    10.000%, 05/01/12                                    819               805
  NewPage (D)
    10.500%, 05/01/12                                    230               228
  Newark Group
    9.750%, 03/15/14                                   1,075               946
  Norampac
    6.750%, 06/01/13                                     520               502
  Novelis (A)
    7.500%, 02/15/15                                     800               746
  Oregon Steel Mills
    10.000%, 07/15/09                                  1,437             1,538
  Owens-Brockway Glass
    8.875%, 02/15/09                                     350               365
    8.250%, 05/15/13 (G)                               3,350             3,459
    6.750%, 12/01/14                                     325               315
  Owens-Illinois (G)
    7.350%, 05/15/08                                   3,000             3,037
  PQ (A)
    7.500%, 02/15/13                                   1,086             1,010
  Peabody Energy (G)
    5.875%, 04/15/16                                     979               953
  Polyone
    10.625%, 05/15/10                                    500               536
    8.875%, 05/01/12                                     500               490
  Rockwood Specialties Group
    10.625%, 05/15/11                                    292               320
    7.500%, 11/15/14                                   1,425             1,420
  Ryerson Tull (G)
    8.250%, 12/15/11                                   2,116             2,058
  Smurfit-Stone Container
    9.750%, 02/01/11                                   2,955             2,984
    9.250%, 02/01/08                                     666               683
  Solo Cup (G)
    8.500%, 02/15/14                                   6,120             5,355
  Steel Dynamics
    9.500%, 03/15/09                                     545               574
    9.500%, 03/15/09                                   2,263             2,382
  Tronox Worldwide (A)
    9.500%, 12/01/12                                   2,431             2,480
                                                                  ------------
                                                                       112,067
                                                                  ------------
TELECOMMUNICATION SERVICES -- 8.8%

  Adelphia Communications (C)
    9.500%, 03/01/05                                   2,275             2,195
  Airgate PCS (D)
    7.900%, 10/15/11                                   1,350             1,394
  American Cellular, Ser B
    10.000%, 08/01/11                                  2,225             2,414

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  American Tower (G)
    7.125%, 10/15/12                           $         775      $        798
  CCH I Holdings (A)
    13.490%, 05/15/14                                    403               229
  Centennial Communications (G)
    10.750%, 12/15/08                                    303               309
    10.000%, 01/01/13                                  1,575             1,591
    8.125%, 02/01/14                                   3,865             3,923
  Centennial Communications (A)
    10.125%, 06/15/13                                  2,970             3,230
  Centennial Communications (A) (D)
    10.250%, 01/01/13                                    125               125
  Cincinnati Bell
    8.375%, 01/15/14                                   5,100             5,017
    7.250%, 07/15/13                                     175               182
    7.000%, 02/15/15                                     175               171
  Citizens Communications
    9.250%, 05/15/11                                   1,275             1,406
    6.250%, 01/15/13                                   1,000               967
  City Telecom Hong Kong
    8.750%, 02/01/15                                     400               316
  Consolidated Communication Holdings
    9.750%, 04/01/12                                   1,498             1,595
  Digicel (A)
    9.250%, 09/01/12                                     425               437
  Directv Holdings
    6.375%, 06/15/15                                   2,700             2,639
  Dobson Cellular Systems
    9.875%, 11/01/12                                     260               287
  Dobson Cellular Systems (D)
    9.000%, 11/01/11                                     974             1,013
  Dobson Communications
    8.875%, 10/01/13                                     690               688
  Echostar DBS
    6.625%, 10/01/14                                   2,700             2,589
  GCI
    7.250%, 02/15/14                                   1,250             1,237
  Hawaiian Telecom Communications
    12.500%, 05/01/15                                    400               374
  Hawaiian Telecom Communications (A) (G)
    9.750%, 05/01/13                                   1,375             1,344
  Horizon PCS
    11.375%, 07/15/12                                  1,250             1,434
  IPCS
    11.500%, 05/01/12                                  1,000             1,147
  IWO Holdings (B)
    9.130%, 01/15/15                                     300               217
  IWO Holdings (D)
    7.900%, 01/15/12                                   1,300             1,349
  Insight Communications (B)
    9.970%, 02/15/11                                   1,500             1,567
  Intelsat
    6.500%, 11/01/13                                     425               317
  Intelsat Bermuda (A)
    8.625%, 01/15/15                                   2,700             2,727
    8.250%, 01/15/13                                     310               313
  Intelsat Bermuda (A) (D)
    8.695%, 01/15/12                                   3,196             3,248
  Lin Televison
    6.500%, 05/15/13                                     875               839
  Lucent Technologies (G)
    6.450%, 03/15/29                                   2,625             2,251
  MCI
    8.735%, 05/01/14                                   3,730             4,126
  NTL Cable PLC
    8.750%, 04/15/14                                     550               575

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  New Skies Satellites (D)
    9.573%, 11/01/11                           $         930      $        967
  Nextel Communications
    6.875%, 10/31/13                                   1,230             1,283
  Panamsat (B) (G)
    9.980%, 11/01/14                                   3,173             2,221
  Primus Telecommunications (G)
    12.750%, 10/15/09                                    700               381
    8.000%, 01/15/14                                   1,100               649
  Qwest
    8.875%, 03/15/12                                   3,785             4,268
    7.250%, 10/15/35                                   1,450             1,403
    6.875%, 09/15/33                                   1,150             1,081
    5.625%, 11/15/08                                     275               272
  Qwest (A) (G)
    7.625%, 06/15/15                                     963             1,030
  Qwest (A) (D) (G)
    7.741%, 06/15/13                                   1,013             1,093
  Qwest Capital Funding
    7.750%, 08/15/06                                   1,091             1,102
  Qwest Communications International (A)
    7.500%, 02/15/14                                   1,296             1,332
  Qwest Communications International (D)
    7.840%, 02/15/09                                   3,398             3,445
  Rogers Wireless
    8.000%, 12/15/12 (G)                               2,771             2,934
    7.500%, 03/15/15 (G)                                 312               337
    7.250%, 12/15/12 (G)                                 475               499
    6.375%, 03/01/14                                   2,000             2,005
  Rogers Wireless (D)
    7.616%, 12/15/10                                   1,651             1,705
  Rural Cellular
    9.875%, 02/01/10 (G)                                 400               422
    8.250%, 03/15/12                                     850               897
  Rural Cellular (D)
    8.991%, 03/15/10                                     275               283
  Securus Technologies (G)
    11.000%, 09/01/11                                    625               531
  Syniverse Technologies
    7.750%, 08/15/13                                     275               277
  Telenet Group Holdings (A) (B)
    9.430%, 06/15/14                                     696               571
  Time Warner Telecommunications Holdings (G)
    9.250%, 02/15/14                                   1,833             1,934
  Triton (G)
    8.500%, 06/01/13                                   1,750             1,628
  US Unwired, Ser B
    10.000%, 06/15/12                                    500               563
  US Unwired, Ser B (D)
    8.741%, 06/15/10                                   1,100             1,130
  Ubiquitel
    9.875%, 03/01/11                                   1,100             1,218
  Valor Telecom Enterprises
    7.750%, 02/15/15                                   2,375             2,482
  Wind Acquisitions Finance (A) (G)
    10.750%, 12/01/15                                  2,385             2,463
  Zeus Special Sub (A) (B)
    9.890%, 02/01/15                                     430               283
                                                                  ------------
                                                                        99,269
                                                                  ------------
UTILITIES -- 3.8%
  AES
    8.875%, 02/15/11                                   1,675             1,811
  Airgas
    9.125%, 10/01/11                                     419               446

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Aquila
    9.000%, 11/15/21                           $         629      $        648
    8.000%, 03/01/23                                   2,535             2,605
  Avago Technologies
     Finance (A) (G)
    10.125%, 12/01/13                                  1,100             1,130
  Edison Mission Energy
    9.875%, 04/15/11                                     189               220
  El Paso
    7.000%, 05/15/11                                     700               695
    6.750%, 05/15/09 (G)                                 375               372
  El Paso MTN
    8.050%, 10/15/30 (G)                               1,275             1,300
    7.375%, 12/15/12                                     425               427
  El Paso Natrual Gas
    8.375%, 06/15/32                                     375               424
  Markwest Energy (A)
    6.875%, 11/01/14                                   1,750             1,610
  Midwest Generation LLC (G)
    8.750%, 05/01/34                                   1,723             1,897
  Mirant (A) (C)
    7.400%, 07/15/04                                     450               558
    7.900%, 07/15/09                                      50                63
  Mirant (C) (G)
    5.750%, 07/15/07                                   1,150             1,351
    2.500%, 06/15/21                                   2,200             2,354
  Mirant Americas (C)
    8.500%, 10/01/21                                   3,877             4,827
  Mission Energy Holding
    13.500%, 07/15/08                                  4,760             5,522
  Northwest Pipeline
    8.125%, 03/01/10                                     425               450
  Pacific Energy Partners
    7.125%, 06/15/14                                     425               438
  Pacific Energy Partners (A)
    6.250%, 09/15/15                                     425               419
  Reliant Energy
    9.250%, 07/15/10                                     425               425
    6.750%, 12/15/14                                     675               589
  Reliant Resources
    9.500%, 07/15/13                                     395               396
  Sierra Pacific Resources
    7.803%, 06/15/12                                   1,100             1,164
  Sierra Pacific Resources (A)
    6.750%, 08/15/17                                     663               660
  Sonat
    7.625%, 07/15/11                                   1,500             1,526
    7.000%, 02/01/18                                     300               285
  Southern Natural Gas
    8.875%, 03/15/10                                     425               454
  Tenaska Alabama (A)
    7.000%, 06/30/21                                   1,412             1,421
  Tennessee Gas Pipeline
    7.500%, 04/01/17                                     419               449
  Texas Genco LLC (A)
    6.875%, 12/15/14                                   2,766             2,994
  Transcont Gas Pipeline
    7.250%, 12/01/26                                   1,251             1,367
  Williams
    7.125%, 09/01/11                                     482               501
  Williams (A)
    6.375%, 10/01/10                                     900               899
                                                                  ------------
                                                                        42,697

                                                                  ------------
Total Corporate Obligations
  (Cost $1,030,858) ($ Thousands)                                    1,016,422
                                                                  ------------

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 4.8%

  Neiman Marcus Bank Loan
    6.475%, 03/13/13                           $       4,000      $      4,020
  Amkor Technology Bank Loan
    8.880%, 10/27/10                                   4,000             4,120
  CCFC Bank Loan (D)
    10.089%, 08/26/09                                  2,955             3,132
  El Paso Bank Loan (D)
    7.313%, 11/22/09                                   1,470             1,476
  El Paso Letter of Credit Bank Loan (D)
    5.438%, 11/22/09                                   1,500             1,504
  Euramax Bank Loan
    11.090%, 06/29/13                                  3,000             2,805
  Kgen Partners Bank Loan
    6.115%, 08/15/11                                   3,970             3,950
  Level 3 Bank Loan (D)
    10.338%, 12/01/11                                  5,000             5,300
  Lifepoint Hospital Bank Loan
    6.185%, 04/14/12                                   1,813             1,822
  Midwest Aircraft Bank Loan
    5.960%, 01/11/12                                   1,990             2,017
  Murray Bank Loan
    12.188%, 01/31/11                                  4,975             5,074
    0.000%, 01/15/12                                   1,750             1,750
  Nalco Term Bank Loan
    6.460%, 11/04/10                                   1,000             1,010
  Northwest Air Bank Loan
    9.070%, 11/19/09                                   4,250             4,282
  Northwest Air Bank Loan (D)
    9.830%, 11/23/10                                     990             1,010
  Targa Resources Bank Loan
    6.830%, 10/05/07                                   1,000             1,005
  United Airlines Bank Loan
    7.990%, 03/31/06                                   3,000             3,000
  Warner Chilcott Bank Loan
    5.340%, 01/04/12                                   5,518             4,960
  Wembley 2nd Lien Bank Loan
    7.830%, 07/18/12                                   1,625             1,635
                                                                  ------------
                                                                        53,872
                                                                  ------------
Total Loan Participations
  (Cost $54,527) ($ Thousands)                                          53,872
                                                                  ------------

ASSET-BACKED SECURITIES -- 3.4%

MORTGAGE RELATED SECURITIES -- 3.4%
  Babson, Ser 2005-2A, Cl SUB (E)
    7.000%, 07/20/19                                  11,000            11,000
  Blue Heron Funding, Ser 9A,
    Cl A1 (D) (H) (K)
    4.409%, 02/22/06                                   2,927             2,927
  CCN Independence IV (D) (H) (K)
    4.439%, 07/17/06                                   1,024             1,024
  Cheyne High Grade, Ser 2004-1A,
    Cl (D) (H) (K)
    4.330%, 11/10/06                                   1,464             1,464
  Commodore, Ser 2003-2A,
    Cl A1MM (D) (H) (K)
    4.560%, 12/12/38                                   1,346             1,346
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (D) (H) (K)
    4.185%, 10/10/06                                   2,195             2,195

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO (E)
    1.360%, 03/19/35                           $      19,480      $        505
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (D)
    0.683%, 11/19/35                                  28,683               887
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2A, IO (D)
    0.597%, 10/19/35                                  94,990             1,039
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE (D) (H) (K)
    4.429%, 06/25/06                                   2,927             2,927
  Indymac INDX Mortgage Loan
    Trust, Ser 2004-AR12,
    Cl AX2, IO (E)
    0.931%, 12/25/34                                  15,652               435
  Orchid Structured Finance, Ser
    2003-1A, Cl A1MM (D) (H) (K)
    4.518%, 05/18/06                                   2,400             2,400
  Park Place Securities NIM
    Trust, Ser MM1, Cl AM4 (D) (H) (K)
    4.419%, 05/25/06                                   2,610             2,610
  RMAC, Ser 2004-NS3A, Cl A1 (D) (H) (K)
    4.360%, 09/12/06                                     714               714
  Residential Asset Mortgage
    Products, Ser 2003-RS1,
    Cl AII (D)
    4.769%, 02/25/33                                     327               328
  Saturn Ventures II (D) (H) (K)
    4.391%, 02/07/06                                   2,927             2,927
  TIAA Real Estate, Ser 2003 1A,
    Cl A1 (D) (H) (K)
    4.410%, 09/28/06                                   1,890             1,890
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMMD (D) (H) (K)
    4.511%, 06/15/06                                     732               732
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMME (D) (H) (K)
    4.511%, 09/15/06                                     439               439
                                                                  ------------
                                                                        37,789
                                                                  ------------
Total Asset-Backed Securities
  (Cost $38,162) ($ Thousands)                                          37,789
                                                                  ------------
PREFERRED STOCK -- 2.0%

  HRPT Properties Trust*                              18,000               458
  Gleneagles*                                         12,500            12,500
  Marathon*                                        3,000,000             3,000
  Stanfield Bristol*                               6,300,000             6,414
                                                                  ------------
Total Preferred Stock
  (Cost $34,181) ($ Thousands)                                          22,372
                                                                  ------------

COLLATERALIZED DEBT OBLIGATIONS -- 2.5%

  Peritus I CDO
    9.000%, 05/24/15                                   6,750             2,362
  Peritus I CDO, Ser 2005-1A, Cl C
    9.000%, 05/24/15                                  26,936            26,091
                                                                  ------------
                                                                        28,453
                                                                  ------------
Total Collateralized Debt Obligations
  (Cost $26,936) ($ Thousands)                                          28,453
                                                                  ------------

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (I) -- 2.3%

  ADRO (H)
    4.352%, 01/03/06                           $       1,171      $      1,170
  DaimlerChrysler
    4.470%, 01/12/06                                   6,260             6,251
  GECC
    4.250%, 01/18/06                                   6,345             6,332
  Mica Funding LLC (H)
    4.302%, 01/03/06                                   1,114             1,114
  National Rural
    4.280%, 01/26/06                                   3,126             3,117
  Rhineland Funding (H)
    4.295%, 01/30/06                                   5,122             5,104
    4.276%, 02/01/06                                   2,530             2,521
                                                                  ------------
                                                                        25,609
                                                                  ------------
Total Commercial Paper
  (Cost $25,609) ($ Thousands)                                          25,609
                                                                  ------------
CASH EQUIVALENT -- 1.3%

  SEI Daily Income Trust, Prime Obligation
     Fund, Cl A, 4.20% +                          14,923,035            14,923
                                                                  ------------
Total Cash Equivalent
  (Cost $14,923) ($ Thousands)                                          14,923
                                                                  ------------
MASTER NOTES (D) (H) (M) -- 1.0%

  Bank of America
    4.330%, 01/03/06                                   7,318             7,318
  Bear Stearns
    4.370%, 01/03/06                                   3,512             3,512
                                                                  ------------
                                                                        10,830
                                                                  ------------
Total Master Notes
  (Cost $10,830) ($ Thousands)                                          10,830
                                                                  ------------
COLLATERALIZED LOAN OBLIGATIONS (D) -- 1.7%

  Babson, Ser 2005-2A, Cl C1
    5.563%, 07/20/19                                   2,250             2,205
  ING, Preferred Shares*                              12,500            12,500
  Pamco, Ser 1998-1A, Cl B2
    5.600%, 05/01/10                                   2,500             2,350
  Stanfield Bristol, Ser 2005-1A, Cl D
    9.150%, 10/15/19                                   2,700             2,700
                                                                  ------------
Total Collateralized Loan Obligations
  (Cost $7,032) ($ Thousands)                                           19,755
                                                                  ------------
PREFERRED/CONVERTIBLE STOCKS -- 0.6%

  Crown Castle                                        57,000             3,007
  General Nutrition Center, Ser A PIK                  1,750             1,435
  Granite*                                             1,525               290
  Paxson Communications PIK* (G)                           1                15
  Rural Cellular PIK* (G)                                749               745
  Rural Cellular, Ser B PIK* (G)                         675               776
                                                                  ------------
Total Preferred/Convertible Stocks
  (Cost $6,059) ($ Thousands)                                            6,268
                                                                  ------------
    10.500%, 06/01/13                                  1,750             1,988

--------------------------------------------------------------------------------

         SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONVERTIBLE BOND -- 0.2%

  D.R. Horton
    5.250%, 02/15/15                           $       1,500      $      1,404
  Flextronics (CV to 64.4122)
    1.000%, 08/01/10                                     500               456
                                                                  ------------
Total Convertible Bond
  (Cost $1,857) ($ Thousands)                                            1,860
                                                                  ------------
COMMON STOCK -- 0.1%

  Core-Mark Holding*                                  19,534               620
  Crown Castle International*                         22,523               606
  Huntsman*                                           15,656               270
  Shreveport Gaming Holdings I, Private
  Company* (G)                                        13,948                98
                                                                  ------------
Total Common Stock
  (Cost $948) ($ Thousands)                                              1,594
                                                                  ------------
TIME DEPOSIT (H) -- 0.1%

  Lummis
    4.000%, 01/03/06                                   1,464             1,464
                                                                  ------------
Total Time Deposit
  (Cost $1,464) ($ Thousands)                                            1,464
                                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%

  FHLMC CMO, Ser 2596, Cl IJ, IO
   5.000%, 01/15/17                                    2,355               250
  FHLMC CMO, Ser 2603, Cl LI, IO
   5.500%, 09/15/28                                      766                94
  FHLMC CMO, Ser 2621, Cl IJ, IO
   5.500%, 12/15/26                                    1,486               147
  FHLMC CMO, Ser 2696, Cl NI, IO
   5.500%, 03/15/23                                      648                22
  FNMA (E) (J)
   4.358%, 03/17/06                                      208               206
   4.306%, 03/01/06                                       13                13
  FNMA CMO, Ser 2003-37, Cl IG, IO
   5.500%, 05/25/32                                      700               117
  FNMA STRIP, Ser 342, Cl 2, IO (I)
   6.000%, 09/01/33                                      526               115
                                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $924) ($ Thousands)                                                964
                                                                  ------------

WARRANTS -- 0.0%

  American Tower, Expires 08/01/08 *                     725               277
  Bear Stearns, Expires 04/01/11 *                       850                --
  IPCS, Expires 07/15/10 (F) *                         1,250                --
  Iwo Holdings, Expires 01/15/11 (F) *                 1,850                --
  Leap Wireless International,
     Expires 04/15/10 (F) *                            4,700                --
  Pegasus Communications,
     Expires 01/01/07 (F) *                              250                --
  Travelcenters of America,
     Expires 05/01/09 *                               10,000                 1
                                                                  ------------
Total Warrants
  (Cost $31) ($ Thousands)                                                 278
                                                                  ------------

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (H) -- 2.8%

  Barclays Capital 4.250%, dated
    12/30/05, to be repurchased on
    01/03/05, repurchase price $4,235,904
    (collateralized by various U.S.
    Government Obligations, ranging in
    par value $935,342 - $1,974,888,
    4.300% - 4.500%, 05/11/07 - 09/26/08;
    with total market value $4,321,358)        $       4,234      $      4,234
  Deutsche Bank Securities 4.250%,
    dated 12/30/05, to be repurchased on
    01/03/05, repurchase price $8,627,689
    (collateralized by various U.S.
    Government Obligations, ranging in
    par value $841,811 - $7,952,823,
    3.875% - 4.500%, 02/15/10 - 07/06/10;
    with total market value $8,794,704)                8,624             8,624

  Lehman Brothers 4.240%, dated
    12/30/05, to be repurchased on
    01/03/05, repurchase price
    $18,185,608 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $176 -
    $1,400,745, 0.000% - 6.120%, 05/15/06
    - 03/23/28; with total market value
    $18,540,592)                                      18,177            18,177
                                                                  ------------
Total Repurchase Agreements
  (Cost $31,035) ($ Thousands)                                          31,035
                                                                  ------------
Total Investments -- 113.3%
  (Cost $1,285,376) ($ Thousands)                                 $  1,273,488
                                                                  ============

--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2005 is as follows:

--------------------------------------------------------------------------------
                                                                  Unrealized
                                                                 Appreciation
Type of                       Number of       Expiration        (Depreciation)
Contract                      Contracts          Date           ($ Thousands)
--------------------------------------------------------------------------------
U.S. 2 Year Treasury Note        546            Mar-06             $       22
U.S. 5 Year Treasury Note        115            Mar-06                     62
U.S. Long Treasury Bond          (47)           Mar-06                   (104)
                                                                   ----------
                                                                   $      (20)
                                                                   ----------

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2005

Percentages are based on Net Assets of $1,124,216,809. * Non-income producing security.

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets. Rate shown is the 7-day effective yield as of December 31, 2005.

++    Real Estate Investment Trust

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(B) Step Bonds - The rate reflected on the schedule of investments is the effective yield on December 31, 2005. The coupon on a step bond changes on a specified date.

(C)   Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the schedule of investments is the rate in effect as of December 31, 2005.

(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.

(F) Securities considered illiquid. The total value of such securities as of December 31, 2005 was $0 ($ Thousands) and represented 0.00% of Net Assets.

(G) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $172,868 ($ Thousands).

(H) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $181,255 ($ Thousands).

(I)   The rate reported is the effective yield at time of purchase.

(J) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(K) The date reported on the schedule of investments is the date in effect as of December 31, 2005.

(L) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2005 was $340 ($Thousands) and represented 0.03% of Net Assets.

(M)   The date shown is the earlier of the reset date or the demand date.

CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
CV -- Convertible
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series
STRIP -- Separate Trading of Registered Interest and Principal of Securities

Amounts designated as " -- " are $0 or have been rounded to $0.

 At December 31, 2005, the tax basis cost of the Fund's investments was $1,285,376 ($ Thousands), and the unrealized appreciation and depreciation were $18,765 (% Thousands) and $(30,653) ($ Thousands) respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

          SEI Institutional Managed Trust / Quarterly Report / December 31, 2005

ITEM 2.   CONTROLS AND PROCEDURES
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


-------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       SEI INSTITUTIONAL MANAGED TRUST

By (Signature and Title)*          /s/ Robert A. Nesher
                                   -------------------------
                                   Robert A. Nesher, President & Chief Executive Officer

Date:  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Robert A. Nesher
                                   -------------------------
                                   Robert A. Nesher, President & Chief Executive Officer

Date:  February 28, 2006


By (Signature and Title)*          /s/ Stephen F. Panner
                                   -------------------------
                                   Stephen F. Panner, Controller & Chief Financial Officer


Date:  February 28, 2006


* Print the name and title of each signing officer under his or her signature.